UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08764

UBS PACE Select Advisors Trust
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code:		212-882 5000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2008

Item 1.  Schedule of Investments

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – October 31, 2008 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—29.67%
Federal Farm Credit Bank
1.030%, due 11/03/08(1)	4,000,000	3,999,981
Federal Home Loan Bank
2.350%, due 11/12/08(2)	22,000,000	21,987,075
3.625%, due 11/14/08	1,000,000	1,000,229
2.687%, due 11/18/08(1)	8,000,000	8,000,000
2.560%, due 02/13/09	2,750,000	2,754,627
3.580%, due 03/30/09	5,000,000	5,028,930
2.310%, due 04/07/09	5,000,000	5,000,000
2.100%, due 04/09/09(2)	8,000,000	7,926,733
2.860%, due 04/13/09(2)	5,000,000	4,936,047
2.500%, due 04/14/09(2)	20,000,000	19,775,000
2.390%, due 04/30/09	5,000,000	5,000,000
2.400%, due 05/13/09	2,500,000	2,499,758
2.820%, due 07/10/09	4,000,000	4,000,000
Federal Home Loan Mortgage Corp.
2.200%, due 11/24/08(2)	10,000,000	9,987,167
3.170%, due 11/28/08(1)	10,000,000	9,996,738
2.490%, due 12/02/08(2)	10,000,000	9,979,942
2.810%, due 02/02/09(2)	5,000,000	4,964,485
2.600%, due 02/18/09(2)	7,000,000	6,945,905
2.450%, due 04/09/09	2,500,000	2,500,000
2.625%, due 06/12/09	3,000,000	3,000,000
Federal National Mortgage Association
0.540%, due 11/03/08(1)	7,000,000	7,000,000
2.570%, due 11/17/08(2)	5,000,000	4,995,003
2.100%, due 12/08/08(2)	10,000,000	9,979,583
2.550%, due 12/08/08(2)	3,000,000	2,992,562
2.620%, due 12/08/08(2)	8,000,000	7,979,622
2.880%, due 12/24/08(2)	5,000,000	4,979,600
2.500%, due 01/26/09(2)	10,000,000	9,941,667
2.690%, due 02/11/09(2)	9,500,000	9,429,014
2.550%, due 03/16/09(2)	10,000,000	9,905,792
US Treasury Bills
1.280%, due 04/29/09(2)	5,000,000	4,968,533
Total US government and agency obligations (cost—$211,453,993)		211,453,993

Bank notes—2.59%
Banking-US — 2.59%
Bank of America N.A.
2.998%, due 11/06/08(1)	5,000,000	5,000,000
HSBC Bank USA, Inc.
3.875%, due 09/15/09	2,470,000	2,481,462
Wachovia Bank N.A.
4.418%, due 01/05/09(1)	5,000,000	5,000,000
Wells Fargo Bank N.A.
4.338%, due 11/19/08(1)	4,000,000	4,000,000
Westpac Banking Corp.
5.119%, due 01/14/09(1)	2,000,000	2,000,000
Total bank notes (cost—$18,481,462)		18,481,462

Certificates of deposit—7.23%
Banking-non-US — 4.56%
Abbey National Treasury Services PLC
3.559%, due 11/28/08(1)	5,000,000	5,000,000

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – October 31, 2008 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit— (concluded)
Banking-non-US— (concluded)
Bank of Scotland PLC
2.820%, due 12/16/08	5,000,000	5,000,000
Barclays Bank PLC
3.020%, due 02/23/09	1,500,000	1,500,000
Calyon N.A., Inc. / New York
3.160%, due 03/02/09	3,500,000	3,500,000
3.170%, due 06/02/09	4,500,000	4,500,000
Deutsche Bank AG
3.414%, due 12/22/08(1)	5,000,000	5,000,000
Dexia Bank SA
2.835%, due 11/14/08	5,000,000	5,000,000
Rabobank Nederland
2.990%, due 02/17/09	3,000,000	3,000,000
		32,500,000
Banking-US — 2.67%
Citibank N.A.
3.300%, due 01/22/09	7,000,000	7,000,000
State Street Bank & Trust Co.
3.750%, due 01/20/09	7,000,000	7,000,000
2.960%, due 03/11/09	5,000,000	5,000,000
		19,000,000
Total certificates of deposit (cost—$51,500,000)		51,500,000

Commercial paper(2)—32.63%
Asset backed-miscellaneous — 16.50%
Amsterdam Funding Corp.
3.150%, due 01/09/09	5,000,000	4,970,688
4.250%, due 01/15/09	5,000,000	4,956,910
Atlantic Asset Securitization LLC
4.000%, due 11/03/08	5,000,000	5,000,000
3.750%, due 01/12/09	4,000,000	3,970,833
3.000%, due 01/26/09	5,000,000	4,965,000
Bryant Park Funding LLC
4.000%, due 11/19/08	5,000,000	4,991,111
2.750%, due 11/24/08	4,000,000	3,993,583
Falcon Asset Securitization Corp.
3.750%, due 11/13/08	7,000,000	6,992,708
3.200%, due 11/18/08	7,000,000	6,990,667
Jupiter Securitization Co. LLC
4.000%, due 11/07/08	8,000,000	7,996,444
Old Line Funding Corp.
4.200%, due 11/17/08	2,000,000	1,996,733
4.100%, due 11/19/08	10,000,000	9,981,778
Ranger Funding Co. LLC
4.050%, due 12/19/08	3,000,000	2,984,475
Regency Markets No.1 LLC
3.250%, due 11/25/08	1,000,000	998,014
Sheffield Receivables Corp.
3.010%, due 01/06/09	4,000,000	3,978,596
Thunderbay Funding
4.200%, due 01/05/09	7,000,000	6,948,550
2.500%, due 01/14/09	8,000,000	7,960,000

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – October 31, 2008 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper(2)— (continued)
Asset backed-miscellaneous— (concluded)
Variable Funding Capital Corp.
2.800%, due 12/01/08	8,000,000	7,982,578
Windmill Funding Corp.
4.300%, due 11/06/08	5,000,000	4,998,208
2.950%, due 01/21/09	5,000,000	4,967,632
Yorktown Capital LLC
4.075%, due 12/03/08	5,000,000	4,983,021
4.100%, due 12/09/08	5,000,000	4,979,500
		117,587,029
Automobile OEM — 1.27%
American Honda Finance Corp.
2.200%, due 11/21/08	6,064,000	6,057,330
BMW US Capital LLC
2.100%, due 11/03/08	3,000,000	3,000,000
		9,057,330
Banking-non-US — 1.54%
Dnb NOR ASA
2.520%, due 11/03/08	6,000,000	6,000,000
KBC Financial Products International Ltd.
2.770%, due 12/03/08	5,000,000	4,988,458
		10,988,458
Banking-US — 1.26%
Bank of America Corp.
2.690%, due 12/02/08	4,000,000	3,991,332
Danske Corp.
4.570%, due 01/09/09(1)	5,000,000	5,000,000
		8,991,332
Chemicals—0.70%
Dupont (E.I.) De Nemours & Co.
1.800%, due 12/08/08	5,000,000	4,991,250

Consumer products-nondurables — 1.96%
Procter & Gamble International Funding SCA
1.750%, due 12/15/08	4,000,000	3,991,833
2.150%, due 12/19/08	5,000,000	4,986,264
2.230%, due 02/25/09	5,000,000	4,964,692
		13,942,789
Energy-integrated—0.70%
Chevron Corp.
1.780%, due 11/06/08	5,000,000	4,999,258

Finance-noncaptive diversified—0.98%
General Electric Capital Corp.
2.610%, due 11/06/08	7,000,000	6,998,477

Food/beverage—0.70%
Coca-Cola Co.
2.400%, due 01/22/09	5,000,000	4,973,333

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – October 31, 2008 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper(2)— (concluded)
Machinery-AG & construction — 1.97%
Caterpillar Financial Services Corp.
1.700%, due 11/05/08	4,000,000	3,999,623
1.300%, due 12/01/08	8,000,000	7,991,911
2.300%, due 12/01/08	2,000,000	1,996,422
		13,987,956
Pharmaceuticals—1.12%
Novartis Finance Corp.
1.300%, due 12/01/08	8,000,000	7,991,911

Retail-discount—0.98%
Wal-Mart Stores, Inc.
1.600%, due 12/04/08	7,000,000	6,990,356

Technology-hardware — 1.97%
Hewlett Packard Co.
2.450%, due 11/03/08	3,000,000	3,000,000
1.900%, due 11/12/08	9,000,000	8,995,725
2.250%, due 11/17/08	2,000,000	1,998,250
		13,993,975
Telecom-wirelines—0.98%
AT&T, Inc.
1.650%, due 11/10/08	7,000,000	6,997,754
Total commercial paper (cost—$232,491,208)		232,491,208

Short-term corporate obligations—6.43%
Automobile OEM—0.56%
American Honda Finance Corp.
2.910%, due 11/20/08(1),(3)	4,000,000	4,000,799

Banking-non-US — 2.46%
BNP Paribas
3.014%, due 11/13/08(1)	3,000,000	3,000,000
Lloyds TSB Group PLC
3.102%, due 11/10/08(1),(3)	5,000,000	5,000,000
National Australia Bank Ltd.
3.025%, due 12/08/08(1),(3)	3,500,000	3,500,000
Nordea Bank AB
3.891%, due 01/26/09(1),(3)	2,000,000	2,000,000
Rabobank Nederland
2.993%, due 11/10/08(1),(3)	4,000,000	4,000,000
		17,500,000
Banking-US — 1.26%
HSBC Bank USA, Inc.
5.219%, due 01/14/09(1)	4,000,000	4,000,000
JPMorgan Chase & Co.
2.931%, due 12/02/08(1)	5,000,000	4,996,462
		8,996,462

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – October 31, 2008 (unaudited)

Security description	Face amount ($)	Value ($)
Short-term corporate obligations— (concluded)
Finance-captive automotive — 1.58%
Toyota Motor Credit Corp.
0.800%, due 11/03/08(1)	5,000,000	5,000,000
1.270%, due 11/03/08(1)	3,250,000	3,250,000
1.320%, due 11/03/08(1)	3,000,000	3,000,000
		11,250,000
Finance-noncaptive diversified—0.57%
General Electric Capital Corp.
2.859%, due 12/16/08(1)	4,100,000	4,100,002
Total short-term corporate obligations (cost—$45,847,263)		45,847,263

Repurchase agreements—21.86%
Repurchase agreement dated 10/31/08 with Barclays Bank PLC, 0.200% due 11/03/08, collateralized by $26,564,000 Federal Home Loan Bank obligations, zero coupon due 11/19/08, $5,915,000 Federal Home Loan Mortgage Corp obligations, 5.125% due 07/15/12, $62,838,000 Federal National Mortgage Association obligations, 4.500% to 4.750% due 12/15/10 to 02/15/11 and $13,909,000 International Bank For Reconstruction and Development obligations, zero coupon due 11/25/08; (value — $112,200,866); proceeds: $110,001,833	110,000,000	110,000,000
Repurchase agreement dated 10/31/08 with Deutsche Bank Securities, 0.200% due 11/03/08, collateralized by $16,170,000 Federal Home Loan Bank obligations, 4.449% due 10/13/09, $25,000,000 Federal Home Loan Mortgage Corp. obligations, 4.000% due 10/14/11 and $4,602,000, Federal National Mortgage Association obligations, 5.250% due 12/21/17; (value — $45,900,034); proceeds: $45,000,750	45,000,000	45,000,000
Repurchase agreement dated 10/31/08 with State Street Bank & Trust Co., 0.010% due 11/03/08, collateralized by $403,943 Federal Home Loan Bank obligations, 2.190% to 2.560% due 12/26/08 to 01/23/09 and $390,048 Federal Home Loan Mortgage Corp. obligations, zero coupon due 01/23/09 to 03/31/09; (value—$796,622); proceeds: $781,001	781,000	781,000
Total repurchase agreements (cost—$155,781,000)		155,781,000
Total investments (cost — $715,554,926) — 100.41%		715,554,926
Liabilities in excess of other assets — (0.41)%		(2,911,779)
Net assets (applicable to 712,567,964 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%		712,643,147

(1)	Variable rate security. The maturity date reflects the earlier of reset date or stated maturity date. The interest rate shown is the current rate as of October 31, 2008, and resets periodically.
(2)	Rate shown is the discount rate at date of purchase.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.60% of net assets as of October 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

OEM	Original Equipment Manufacturer

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – October 31, 2008 (unaudited)

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	88.4
United Kingdom	2.3
Japan	1.6
France	1.5
Belgium	1.4
Germany	1.1
Switzerland	1.1
Netherlands	1.0
Norway	0.8
Australia	0.5
Sweden	0.3
Total	100.0

Weighted average maturity — 49 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Security description	Face amount ($)	Value ($)
Government national mortgage association certificates—17.22%
GNMA
5.500%, due 12/15/32	112,461	110,642
5.500%, due 07/15/33	913,416	898,073
5.500%, due 12/15/33	6,812,185	6,697,763
5.500%, due 01/15/34	157,785	155,060
6.000%, due 10/15/31	8,187	8,216
6.000%, due 03/15/34	8,883	8,904
6.000%, due 08/15/34	10,838	10,864
6.000%, due 02/15/36	18,626	18,652
6.000%, due 04/15/36	18,650	18,677
6.000%, due 07/15/36	227,311	227,638
6.000%, due 10/15/36	18,530	18,556
6.000%, due 07/15/37	4,864,706	4,870,243
6.000%, due 11/15/37	1,907,630	1,909,801
6.000%, due 05/15/38	4,947,089	4,952,720
6.000%, due 08/15/38	2,912,334	2,915,649
6.000%, due 09/15/38	1,997,916	2,000,191
7.500%, due 08/15/21	7,402	7,843
7.500%, due 09/15/23	1,058	1,121
8.000%, due 08/15/09	2,373	2,432
8.000%, due 02/15/23	2,118	2,269
8.250%, due 04/15/19	536,769	574,308
9.000%, due 08/15/09	12,006	12,074
10.500%, due 02/15/19	33,116	38,543
10.500%, due 06/15/19	39,974	46,525
10.500%, due 07/15/19	81,848	95,261
10.500%, due 07/15/20	4,072	4,673
10.500%, due 08/15/20	39,966	46,581
10.500%, due 09/15/20	3,822	4,462
11.500%, due 05/15/19	3,694	4,394
GNMA II
9.000%, due 04/20/25	29,843	32,370
9.000%, due 12/20/26	8,264	8,962
9.000%, due 01/20/27	13,465	14,600
9.000%, due 06/20/30	1,749	1,895
9.000%, due 09/20/30	3,153	3,416
9.000%, due 10/20/30	8,852	9,589
9.000%, due 11/20/30	30,101	32,608
GNMA II ARM
5.125%, due 11/20/21	45,069	45,395
5.125%, due 11/20/22	78,453	78,924
5.125%, due 12/20/24	1,350	1,360
5.125%, due 10/20/25	40,551	40,763
5.125%, due 12/20/25	8,849	8,892
5.125%, due 10/20/26	27,855	28,046
5.125%, due 12/20/26	37,440	37,685
5.125%, due 11/20/27	112,465	112,883
5.125%, due 12/20/27	12,245	12,326
5.125%, due 10/20/29	25,195	25,356
5.125%, due 10/20/30	41,649	41,881
5.250%, due 02/20/28	5,630	5,662
5.375%, due 04/20/18	24,439	24,703
5.375%, due 05/20/21	8,572	8,665
5.375%, due 06/20/22	200,919	202,104
5.375%, due 01/20/23	155,868	156,682
5.375%, due 03/20/23	74,187	74,647
5.375%, due 01/20/24	202,210	203,377
5.375%, due 04/20/24	216,682	217,802
5.375%, due 01/20/25	18,246	18,375
5.375%, due 02/20/25	44,174	44,422
5.375%, due 03/20/25	66,402	66,820
5.375%, due 05/20/25	149,052	150,367

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Security description	Face amount ($)	Value ($)
Government national mortgage association certificates— (concluded)
5.375%, due 06/20/25	46,103	46,527
5.375%, due 03/20/26	36,228	36,404
5.375%, due 04/20/26	312,188	313,158
5.375%, due 06/20/26	153,764	154,277
5.375%, due 01/20/27	219,434	220,176
5.375%, due 02/20/27	23,539	23,688
5.375%, due 04/20/27	89,414	89,713
5.375%, due 01/20/28	26,377	26,499
5.375%, due 02/20/28	13,959	14,023
5.375%, due 04/20/30	68,222	68,447
5.375%, due 05/20/30	1,326,970	1,332,091
5.500%, due 01/20/18	227,016	233,911
5.500%, due 05/20/18	8,513	8,748
5.500%, due 06/20/19	56,404	58,365
5.500%, due 03/20/25	32,799	33,803
5.500%, due 06/20/30	25,979	26,335
5.625%, due 07/20/17	16,188	16,335
5.625%, due 09/20/21	224,638	226,208
5.625%, due 08/20/25	48,427	48,712
5.625%, due 09/20/25	59,663	60,002
5.625%, due 08/20/26	65,260	65,638
5.625%, due 09/20/26	9,406	9,474
5.625%, due 07/20/27	24,191	24,323
5.625%, due 08/20/27	55,240	55,629
5.625%, due 07/20/30	342,016	343,932
5.625%, due 08/20/30	251,786	253,436
GNMA TBA
5.000%, TBA	9,000,000	8,564,058
5.500%, TBA	17,100,000	16,740,038
6.000%, TBA	46,500,000	46,500,000
6.500%, TBA	10,100,000	10,207,312
Total government national mortgage association certificates (cost—$113,644,776)		113,173,974

Federal home loan mortgage corporation certificates—31.14%
FHLMC
4.500%, due 06/01/23	60,995	57,949
5.000%, due 11/01/36	13,736,016	13,012,586
5.000%, due 05/01/38	1,000,000	946,709
5.500%, due 12/01/33	738,691	723,362
5.500%, due 10/01/34	7,409,769	7,256,010
5.500%, due 12/01/34	844,015	825,148
5.500%, due 06/01/36	8,177,734	7,989,817
5.500%, due 04/01/38	18,320,617	17,876,724
5.500%, due 08/01/38	19,018,837	18,558,027
5.500%, due 09/01/38	1,100,001	1,073,349
6.000%, due 01/01/37	970,823	969,671
6.000%, due 08/01/38	19,582,425	19,559,171
7.000%, due 08/01/25	1,927	1,990
7.500%, due 10/01/17	3,990	4,216
8.000%, due 03/01/13	100,454	107,804
8.500%, due 05/01/16	4,621	4,688
9.000%, due 07/01/09	630	644
9.000%, due 02/01/10	2,244	2,338
9.000%, due 04/01/25	44,328	45,444
9.750%, due 11/01/16	16,135	16,631
10.500%, due 11/01/20	5,526	5,679
11.000%, due 05/01/11	4,447	4,487
11.000%, due 03/01/13	1,048	1,058
11.000%, due 07/01/15	1,409	1,455
11.000%, due 09/01/15	3,400	3,824

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Security description	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates— (concluded)
11.000%, due 10/01/15	770	830
11.000%, due 12/01/15	9,613	10,373
11.000%, due 04/01/19	5,303	6,329
11.000%, due 06/01/19	469	560
11.000%, due 08/01/20	63	74
11.000%, due 09/01/20	2,821	3,308
11.500%, due 05/01/10	3,438	3,471
11.500%, due 11/01/10	6,603	7,080
11.500%, due 09/01/14	1,052	1,119
11.500%, due 01/01/16	3,209	3,770
11.500%, due 01/01/18	10,836	12,729
11.500%, due 05/01/19	5,766	6,239
11.500%, due 06/01/19	21,661	26,019
FHLMC ARM
5.087%, due 10/01/29	21,530	21,448
5.418%, due 04/01/29	414,241	420,911
5.473%, due 06/01/28	607,168	616,786
5.512%, due 07/01/28	304,878	311,552
5.596%, due 10/01/23	223,931	225,628
5.611%, due 11/01/29	796,295	813,156
5.619%, due 11/01/27	222,573	228,219
5.665%, due 12/01/29	172,933	177,782
5.671%, due 10/01/27	472,880	485,718
5.888%, due 01/01/29	343,563	352,823
5.972%, due 10/01/27	554,991	571,152
6.038%, due 07/01/24	411,444	417,486
6.091%, due 11/01/25	470,330	480,592
6.345%, due 01/01/28	110,227	112,267
7.375%, due 01/01/30	39,906	40,692
FHLMC TBA
5.000%, TBA	21,900,000	20,722,875
5.500%, TBA	73,400,000	71,587,901
6.000%, TBA	18,000,000	17,966,250
Total federal home loan mortgage corporation certificates (cost—$207,366,381)		204,683,920

Federal housing administration certificates—0.25%
FHA GMAC
7.400%, due 02/01/21	570,258	570,258
7.480%, due 04/01/19	15,598	14,974
FHA Reilly
6.896%, due 07/01/20	1,061,036	1,061,036
Total federal housing administration certificates (cost—$1,651,508)		1,646,268

Federal national mortgage association certificates—80.03%
FNMA
4.500%, due 04/01/20	1,335,123	1,278,049
4.500%, due 09/01/20	821,280	786,172
4.500%, due 10/01/20	30,431	29,044
4.500%, due 11/01/20	906,347	865,054
4.500%, due 04/01/21	19,112	18,206
4.500%, due 12/01/21	25,601	24,386
4.500%, due 03/01/22	864,557	823,363
4.500%, due 04/01/22	22,559	21,484
4.500%, due 05/01/22	28,969	27,589
4.500%, due 06/01/22	763,586	727,203
4.500%, due 07/01/22	4,251,322	4,048,755
4.500%, due 03/01/23	3,505,214	3,337,848
4.500%, due 04/01/23	6,813,321	6,488,199
4.500%, due 05/01/23	13,035,632	12,413,210

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Security description	Face amount ($)	Value ($)
Federal national mortgage association certificates— (continued)
4.500%, due 06/01/23	860,028	818,964
4.500%, due 07/01/23	994,834	947,333
4.500%, due 08/01/23	2,689,514	2,561,096
4.500%, due 09/01/23	733,658	698,627
5.000%, due 09/01/17	29,518	29,123
5.000%, due 10/01/17	1,389,155	1,370,577
5.000%, due 05/01/18	779,930	768,769
5.000%, due 06/01/18	15,910	15,699
5.000%, due 08/01/18	376,992	371,597
5.000%, due 10/01/18	1,182,612	1,165,689
5.000%, due 11/01/18	5,796,878	5,713,924
5.000%, due 02/01/19	6,140,377	6,033,317
5.000%, due 05/01/19	544,777	535,279
5.000%, due 06/01/19	1,243,067	1,221,905
5.000%, due 07/01/19	8,272,421	8,128,189
5.000%, due 08/01/19	2,133,984	2,096,778
5.000%, due 09/01/19	12,527	12,308
5.000%, due 10/01/19	891,269	875,729
5.000%, due 10/01/20	23,401,901	22,928,063
5.000%, due 02/01/21	150,392	147,347
5.000%, due 12/01/22	499,999	489,144
5.000%, due 08/01/23	5,299,997	5,184,403
5.000%, due 12/01/33(1)	30,363,347	28,849,608
5.000%, due 05/01/35(1)	74,478,812	70,666,924
5.000%, due 06/01/35(1)	24,536,369	23,282,459
5.500%, due 05/01/14	3,251	3,272
5.500%, due 06/01/17	177,489	177,176
5.500%, due 01/01/18	12,343	12,393
5.500%, due 11/01/18	431,937	433,659
5.500%, due 07/01/19	77,059	77,125
5.500%, due 06/01/20	81,085	81,003
5.500%, due 07/01/20	73,776	73,701
5.500%, due 10/01/20	73,873	73,799
5.500%, due 12/01/20	620,238	619,610
5.500%, due 01/01/21	140,234	139,975
5.500%, due 02/01/21	306,683	306,084
5.500%, due 03/01/21	1,150,113	1,147,871
5.500%, due 04/01/21	745,382	743,928
5.500%, due 05/01/21	299,204	298,621
5.500%, due 06/01/21	1,663,881	1,660,635
5.500%, due 07/01/21	896,596	894,865
5.500%, due 08/01/21	1,214,003	1,211,635
5.500%, due 10/01/21	1,228,003	1,226,186
5.500%, due 11/01/21	3,156,155	3,149,999
5.500%, due 12/01/21	2,243,158	2,238,784
5.500%, due 02/01/22	1,561,596	1,558,550
5.500%, due 03/01/22	6,820,279	6,805,527
5.500%, due 04/01/22	786,525	784,824
5.500%, due 05/01/22	3,038,833	3,032,260
5.500%, due 06/01/22	98,305	98,093
5.500%, due 07/01/22	1,287,770	1,284,985
5.500%, due 08/01/22	1,819,979	1,816,043
5.500%, due 10/01/22	32,415	32,345
5.500%, due 01/01/23	195,403	194,980
5.500%, due 04/01/23	47,725	47,617
5.500%, due 05/01/23	31,942	31,870
5.500%, due 06/01/23	6,910,247	6,894,608
5.500%, due 07/01/23	6,166,692	6,152,832
5.500%, due 08/01/23	3,104,298	3,097,272
5.500%, due 09/01/23	3,809,998	3,801,375
5.500%, due 10/01/23	932,587	930,476

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Security description	Face amount ($)	Value ($)
Federal national mortgage association certificates— (continued)
5.500%, due 02/01/32	92,291	90,657
5.500%, due 11/01/32	1,644,095	1,611,127
5.500%, due 01/01/33	842,113	825,226
5.500%, due 02/01/33	452,171	442,821
5.500%, due 06/01/33	153,089	149,923
5.500%, due 09/01/33	512,578	501,979
5.500%, due 10/01/33	832,149	814,943
5.500%, due 11/01/33	209,932	205,591
5.500%, due 12/01/33	846,487	828,984
5.500%, due 01/01/34	296,212	290,087
5.500%, due 04/01/34	806,664	789,480
5.500%, due 07/01/34	488,926	478,816
5.500%, due 01/01/35	402,276	393,456
5.500%, due 08/01/37	7,187,357	7,021,149
5.500%, due 10/01/38	294,800	287,753
6.000%, due 09/01/23	1,991,208	2,006,614
6.000%, due 01/01/32	141,355	141,966
6.000%, due 04/01/32	154,297	154,819
6.000%, due 09/01/32	142,927	143,411
6.000%, due 10/01/32	133,303	133,754
6.000%, due 12/01/32	218,082	218,820
6.000%, due 01/01/33	321,848	322,937
6.000%, due 02/01/33	248,814	249,423
6.000%, due 06/01/33	367,114	368,013
6.000%, due 07/01/33	193,031	193,504
6.000%, due 10/01/33	190,299	190,765
6.000%, due 11/01/33	563,114	564,493
6.000%, due 02/01/34	2,019,329	2,024,272
6.000%, due 05/01/34	134,668	134,871
6.000%, due 09/01/34	376,560	377,129
6.000%, due 01/01/35	875,342	876,357
6.000%, due 02/01/35	771,938	772,510
6.000%, due 04/01/35	9,073	9,075
6.000%, due 05/01/35	805,058	805,340
6.000%, due 06/01/35	225,951	226,010
6.000%, due 07/01/35	1,711,226	1,711,672
6.000%, due 08/01/35	538,659	538,800
6.000%, due 09/01/35	479,529	479,654
6.000%, due 01/01/36	552,537	552,681
6.000%, due 09/01/36	846,788	846,876
6.000%, due 10/01/36	398,329	398,370
6.000%, due 11/01/36	23,525	23,527
6.000%, due 12/01/36	1,672,605	1,672,779
6.000%, due 01/01/37	8,387,761	8,388,635
6.000%, due 04/01/37	565,344	565,371
6.000%, due 05/01/37	989,869	989,917
6.000%, due 06/01/37	745,127	745,162
6.000%, due 07/01/37	322,789	322,823
6.000%, due 09/01/37	234,310	234,322
6.000%, due 10/01/37	4,892,901	4,893,136
6.000%, due 11/01/37	750,967	751,003
6.000%, due 09/01/38	15,823,854	15,823,612
6.500%, due 09/01/12	8,620	8,823
6.500%, due 12/01/12	16,258	16,640
6.500%, due 01/01/13	3,449	3,532
6.500%, due 02/01/13	19,569	20,030
6.500%, due 03/01/13	29,448	30,141
6.500%, due 04/01/13	2,482	2,541
6.500%, due 06/01/13	51,610	52,849
6.500%, due 07/01/13	9,201	9,423
6.500%, due 08/01/13	10,310	10,557

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Security description	Face amount ($)	Value ($)
Federal national mortgage association certificates— (continued)
6.500%, due 09/01/13	53,666	54,955
6.500%, due 10/01/13	21,709	22,230
6.500%, due 11/01/13	42,950	43,981
6.500%, due 07/01/19	127,286	129,965
6.500%, due 04/01/26	7,685	7,871
6.500%, due 03/01/29	78,644	80,443
6.500%, due 05/01/29	177,212	181,377
6.500%, due 09/01/36	7,904,087	8,016,968
6.500%, due 10/01/36	2,826,391	2,866,756
6.500%, due 11/01/36	2,379,943	2,413,932
6.500%, due 12/01/36	499,528	506,662
6.500%, due 01/01/37	955,540	969,186
6.500%, due 02/01/37	1,000,000	1,014,225
6.500%, due 03/01/37	1,107,527	1,123,281
6.500%, due 04/01/37	264,364	268,125
6.500%, due 05/01/37	246,693	250,202
6.500%, due 06/01/37	1,000,000	1,014,225
6.500%, due 08/01/37	8,871,220	8,997,414
6.500%, due 09/01/37	3,474,893	3,524,323
6.500%, due 10/01/37	2,112,530	2,142,581
6.500%, due 11/01/37	5,921,618	6,005,853
6.500%, due 12/01/37	2,489,015	2,524,505
6.500%, due 01/01/38	64,611	65,523
6.500%, due 02/01/38	6,127,260	6,213,895
6.500%, due 03/01/38	1,784,327	1,809,530
6.500%, due 07/01/38	1,999,999	2,028,249
6.500%, due 08/01/38	1,000,000	1,014,125
6.500%, due 09/01/38	1,000,000	1,014,125
6.500%, due 10/01/38	6,721,561	6,816,502
7.500%, due 06/01/24	2,246	2,373
7.500%, due 07/01/24	4,079	4,309
7.500%, due 08/01/24	32,150	33,967
7.500%, due 06/01/25	11,867	12,530
7.500%, due 07/01/25	5,741	6,062
7.500%, due 10/01/26	11,225	11,859
7.500%, due 11/01/26	29,388	31,061
8.000%, due 11/01/26	46,766	49,500
8.500%, due 09/01/25	151,705	163,036
9.000%, due 05/01/09	4,607	4,635
9.000%, due 10/01/19	30,142	32,931
9.000%, due 02/01/26	35,597	38,929
9.250%, due 04/01/10	7,002	7,056
9.250%, due 05/01/14	4,114	4,222
9.250%, due 12/01/15	1,004	1,012
9.500%, due 12/01/09	1,701	1,763
10.000%, due 08/01/19	24,839	28,640
10.500%, due 02/01/12	679	741
10.500%, due 07/01/13	1,560	1,576
10.500%, due 09/01/15	16,089	18,360
10.500%, due 08/01/20	1,807	2,007
10.500%, due 09/01/21	529	536
10.500%, due 04/01/22	4,393	4,803
11.000%, due 07/01/13	3,176	3,286
11.000%, due 10/01/15	6,443	7,091
11.000%, due 11/01/15	18,586	19,228
11.000%, due 01/01/16	4,908	5,078
11.000%, due 02/01/16	2,948	3,050
11.000%, due 03/01/16	670	693
FNMA ARM
4.055%, due 03/01/44	1,107,012	1,095,909
4.353%, due 10/01/26	1,008,633	1,009,323

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Security description	Face amount ($)	Value ($)
Federal national mortgage association certificates— (concluded)
4.582%, due 09/01/15	150,485	151,193
5.095%, due 09/01/26	75,882	76,882
5.255%, due 02/01/29	8,604	8,710
5.645%, due 07/01/30	28,491	28,868
5.685%, due 05/01/30	132,142	133,530
5.816%, due 02/01/26	79,434	80,014
6.042%, due 02/01/30	87,197	87,717
6.115%, due 03/01/25	514,781	532,628
6.365%, due 11/01/23	6,923	7,090
6.789%, due 12/01/27	55,422	56,644
FNMA TBA
4.500%, TBA	10,100,000	9,610,776
5.000%, TBA	9,500,000	9,286,250
5.500%, TBA	4,100,000	4,025,187
6.000%, TBA	74,100,000	74,068,687
6.500%, TBA	33,100,000	33,544,798
Total federal national mortgage association certificates (cost—$532,831,034)		526,099,891

Collateralized mortgage obligations—12.58%
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A21
5.381%, due 11/25/35	3,143,486	2,464,858
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4
5.414%, due 09/10/47	1,700,000	1,306,343
Bear Stearns Asset Backed Securities Trust,
Series 2003-AC5, Class A1
5.250%, due 10/25/33(2)	3,815,966	3,354,534
Series 2004-AC3, Class A2
5.500%, due 06/25/34(2)	3,794,984	3,120,231
Bear Stearns Commercial Mortgage Securities Inc.,
Series 2005-PW10, Class A4
5.405%, due 12/11/40	8,000,000	6,530,417
Series 2006-PW13, Class A4
5.540%, due 09/11/41	5,600,000	4,355,919
Chevy Chase Funding LLC, Series 2004-1, Class A1
3.539%, due 01/25/35(3),(4)	326,165	195,699
Chevy Chase Mortgage Funding Corp., Series 2007-2A, Class A1
3.389%, due 05/25/48(3),(4)	2,393,415	1,404,527
Countrywide Alternative Loan Trust, Series 2006-0A2, Class A1
4.488%, due 05/20/46(3)	4,949,152	2,634,448
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3
5.467%, due 09/15/39	7,000,000	5,279,573
Federal Agricultural Mortgage Corp. ARM, Series 2002, Class AA1
7.864%, due 04/25/11	659,071	712,159
FHLMC REMIC,
Series 0023, Class KZ
6.500%, due 11/25/23	105,252	109,028
Series 0159, Class H
4.500%, due 09/15/21	25,165	25,125
Series 1003, Class H
5.375%, due 10/15/20(3)	120,248	119,600
Series 1349, Class PS
7.500%, due 08/15/22	5,514	5,882
Series 1502, Class PX
7.000%, due 04/15/23	812,448	847,892
Series 1534, Class Z
5.000%, due 06/15/23	407,064	404,581
Series 1573, Class PZ
7.000%, due 09/15/23	138,033	144,890
Series 1658, Class GZ
7.000%, due 01/15/24	69,106	72,698
Series 1694, Class Z
6.500%, due 03/15/24	486,511	500,198
Series 1775, Class Z
8.500%, due 03/15/25	13,264	14,049
Series 2411, Class FJ
4.938%, due 12/15/29(3)	104,352	103,052

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Security description	Face amount ($)	Value ($)
Collateralized mortgage obligations— (concluded)
FNMA REMIC,
Trust 1987-002, Class Z
11.000%, due 11/25/17	364,586	411,064
Trust 1988-007, Class Z
9.250%, due 04/25/18	320,478	344,822
Trust 1992-074, Class Z
8.000%, due 05/25/22	1,629	1,662
Trust 1992-129, Class L
6.000%, due 07/25/22	20,258	20,726
Trust 1992-158, Class ZZ
7.750%, due 08/25/22	55,202	59,063
Trust 1993-037, Class PX
7.000%, due 03/25/23	796,337	834,236
Trust 1993-240, Class Z
6.250%, due 12/25/13	3,290	3,351
Trust 1993-250, Class Z
7.000%, due 12/25/23	30,001	31,507
Trust 2007-114, Class A6
3.459%, due 10/27/37(3)	5,000,000	4,619,550
Trust G92-040, Class ZC
7.000%, due 07/25/22	73,883	76,663
Trust G94-006, Class PJ
8.000%, due 05/17/24	94,942	101,725
GNMA REMIC, Trust 2000-009, Class FH
4.969%, due 02/16/30(3)	74,159	74,759
Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
3.579%, due 01/25/35(3)	1,642,475	1,036,196
JP Morgan Alternative Loan Trust, Series 2008-R4, Class 2A1
3.759%, due 06/27/37(3),(4)	6,034,296	4,615,368
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336%, due 05/15/47	900,000	647,510
Series 2007-FL1A, Class A1
4.935%, due 07/15/19(3),(4)	9,716,026	9,058,549
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4
5.378%, due 08/12/48	2,500,000	1,842,565
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
4.709%, due 12/25/34(3)	1,976,873	1,690,436
Sequoia Mortgage Trust, Series 5, Class A
4.628%, due 10/19/26(3)	684,802	621,866
Small Business Administration, Series 2000-10, Class B1
7.449%, due 08/01/10	127,114	129,419
Structured ARM Loan, Series 2007-4, Class 1A2
3.479%, due 05/25/37	4,026,373	2,322,915
Structured Asset Mortgage Investments Inc.,
Series 2006-AR3, Class 11A1
3.469%, due 04/25/36(3)	2,465,594	1,286,793
Series 2007-AR5, Class A2
3.809%, due 09/25/47(2)	12,269,956	3,717,112
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR9, Class 1A6
4.569%, due 09/25/33(3)	5,000,000	5,002,629
Series 2003-AR9, Class 2A
4.491%, due 09/25/33(3)	1,405,091	1,357,755
Washington Mutual, Series 2003-R1, Class A1
3.799%, due 12/25/27(3)	1,770,204	1,513,027
Wells Fargo Mortgage Backed Securities Trust, Series 2007-14, Class 1A1
6.000%, due 10/25/37	9,106,038	7,552,321
Total collateralized mortgage obligations (cost—$96,868,697)		82,679,292

Asset-backed securities—6.12%
American Express Credit Account Master Trust, Series 2008-3. Class A
5.510%, due 08/15/12(3)	5,000,000	4,790,980

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Security description	Face amount ($)	Value ($)
Asset-backed securities— (concluded)
Bank of America Credit Card Trust, Series 2008-A5, Class A5
5.760%, due 12/16/13(3)	7,000,000	6,304,586
Citibank Omni Master Trust, Series 2007-A9A, Class A9
5.281%, due 12/23/13(3),(4)	5,400,000	5,197,280
Conseco Finance Securitizations Corp., Series 2000-5, Class M1
8.400%, due 02/01/32(5)	116,552	3,157
Countrywide Asset-Backed Certificates, Series 2005-13, Class 3AV3
3.509%, due 04/25/36(3)	2,082,549	1,909,896
EMC Mortgage Loan Trust, Series 2003-A, Class A2
4.009%, due 08/25/40(3),(4)	445,652	386,046
Ford Credit Auto Owner Trust, Series 2008-C, Class A2B
5.460%, due 01/15/11(3)	7,000,000	6,817,381
Green Tree Financial Corp., Series 1998-2, Class A5
6.240%, due 11/01/16	73,287	70,850
Renaissance Home Equity Loan Trust, Series 2003-2, Class A
3.699%, due 08/25/33(3)	511,063	382,355
SLM Student Loan Trust, Series 2008-9, Class A
5.035%, due 04/25/23(3)	7,715,000	7,041,141
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1
3.339%, due 06/25/37(3)	6,737,807	6,405,407
Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A
3.939%, due 01/25/34(3)	57,784	44,865
Wells Fargo Home Equity Trust, Series 2005-2, Class AII2
3.499%, due 10/25/35(3),(4)	930,937	913,317
Total asset-backed securities (cost—$42,846,147)		40,267,261

Stripped mortgage-backed securities—0.08%
FHLMC REMIC,
Series 0013, Class B
7.000%, due 06/25/23(5),(6)	285,056	59,052
Series 2136, Class GD
7.000%, due 03/15/29(5),(6)	20,950	4,373
Series 2178, Class PI
7.500%, due 08/15/29(5),(6)	113,058	24,527
Hilton Hotel Pool Trust, Series 2000-HLTA, Class X
0.595%, due 10/03/15(4),(7)	37,686,865	467,596
Total stripped mortgage-backed securities (cost—$518,799)		555,548

Corporate note—0.42%
Morgan Stanley MTN
4.904%, due 05/14/10(3) (cost—$3,000,000)	3,000,000	2,760,579

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreement—0.49%
Repurchase agreement dated 10/31/08 with State Street Bank & Trust Co., 0.010% due 11/03/08, collateralized by $3,300,000 US Treasury Bills, zero coupon due 12/26/08; (value—$3,283,500); proceeds: $3,219,003 (cost—$3,219,000)	3,219,000	3,219,000
Total investments before investments sold short(8) (cost — $1,001,946,342)— 148.33%		975,085,733

Investments sold short—(5.37)%
FNMA TBA
5.000%, TBA (proceeds—$36,469,344)	(37,300,000)	(35,330,112)
Liabilities in excess of other assets — (42.96)%		(282,398,470)
Net assets — 100.00%		657,357,151

(1)	Entire amount pledged as collateral for investments sold short.
(2)	Step-up bond that converts to the noted fixed rate at a designated future date.
(3)	Floating rate security. The interest rate shown is the current rate as of October 31, 2008.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.38% of net assets as of October 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

(6)	Illiquid security. These securities represent 0.42% of net assets as of October 31, 2008.
(7)	Variable rate security. The interest rate shown is the current rate as of October 31, 2008.
(8)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2008 were $1,973,775 and $28,834,384, respectively, resulting in net unrealized depreciation of investments of $26,860,609.

ARM	Adjustable Rate Mortgage. The interest rate shown is the current rate as of October 31, 2008.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
MLCC	Merrill Lynch Credit Corporation
MTN	Medium Term Note
OTC	Over The Counter
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Futures contracts

					Unrealized
Number of		Expiration		Current	appreciation
contracts	Buy contracts	dates	Cost ($)	Value ($)	(depreciation) ($)
73	90 Day Euro Dollar Futures	December 2009	17,726,225	17,731,700	5,475
372	90 Day Euro Dollar Futures	September 2009	89,386,950	90,568,050	1,181,100
59	90 Day Euro Dollar Futures	June 2009	14,185,075	14,393,050	207,975
134	US Treasury Note 10 Year Futures	December 2008	15,448,000	15,152,469	(295,531)
			136,746,250	137,845,269	1,099,019

Interest rate swaps(5)

Notional			Rate type					Unrealized
amount		Termination	Payments made	Payments received		Upfront payments		appreciation
(000)		dates	by the Portfolio (%)	by the Portfolio (%)		received ($)	Value ($)	(depreciation) ($)
USD	3,000	12/15/15	5.000	3.026	(9)	150	(144,445)	(144,295)
USD	2,300	12/17/18	5.000	3.026	(9)	35,282	(96,475)	(61,193)
USD	3,300	12/17/18	5.000	3.026	(9)	181,830	(138,420)	43,410
USD	18,600	12/17/18	5.000	3.026	(9)	260,400	(780,188)	(519,788)
USD	21,400	12/17/18	5.000	3.026	(9)	291,911	(897,636)	(605,725)
USD	33,800	12/17/18	5.000	3.026	(9)	982,864	(1,417,761)	(434,897)
USD	7,900	12/17/38	5.000	3.026	(9)	(300,079)	(673,752)	(973,831)
						1,452,358	(4,148,677)	(2,696,319)

(9)	Rate based on 3 Month LIBOR (London Interbank Offered Rate).

USD	US Dollar

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(1) ($)	Value ($)
US government obligations—1.21%
US Treasury Inflation Index Bonds (TIPS)
1.750%, due 01/15/28	2,510,184	1,962,258
2.000%, due 01/15/26	1,103,980	906,212
2.375%, due 01/15/25	842,762	729,911
2.375%, due 01/15/27	1,493,979	1,292,758
Total US government obligations (cost—$5,725,565)		4,891,139

Government national mortgage association certificates—0.44%
GNMA II ARM
3.750%, due 06/20/34	869,870	870,687
GNMA TBA
6.500%, TBA	900,000	909,562
Total government national mortgage association certificates (cost—$1,759,417)		1,780,249

Federal home loan bank certificates—2.56%
FHLB
5.530%, due 11/03/14(2)	3,740,000	3,771,263
5.625%, due 06/13/16	2,085,000	2,038,148
5.625%, due 06/11/21(2)	4,485,000	4,551,306
Total federal home loan bank certificates (cost—$10,353,761)		10,360,717

Federal home loan mortgage corporation certificates—4.03%
FHLMC
5.000%, due 12/01/20(3)	4,946,852	4,840,506
5.000%, due 01/01/21(3)	825,961	807,667
5.000%, due 03/01/21(3)	124,478	121,665
5.000%, due 04/01/21(3)	2,514,750	2,458,063
5.000%, due 05/01/21(3)	174,130	170,196
5.750%, due 06/27/16	2,180,000	2,097,018
6.000%, due 08/01/38(3)	4,946,700	4,940,826
FHLMC ARM
4.173%, due 12/01/34	925,265	926,124
Total federal home loan mortgage corporation certificates (cost—$16,401,341)		16,362,065

Federal national mortgage association certificates—18.59%
FNMA
2.875%, due 10/12/10	4,510,000	4,494,098
4.000%, due 01/26/09	1,915,000	1,921,067
4.625%, due 05/01/13	845,000	817,799
5.000%, due 08/01/35(3)	6,407,429	6,075,978
5.250%, due 08/01/12	1,460,000	1,459,314
5.500%, due 12/01/32	5,569,595	5,457,913
5.500%, due 07/01/34	5,450,765	5,334,653
5.500%, due 09/01/36	4,739,552	4,641,551
5.500%, due 12/01/37(3)	74,023	72,361
FNMA ARM
3.837%, due 06/01/34	897,438	891,883
4.004%, due 04/01/34	1,200,987	1,200,892
4.657%, due 07/01/35	4,354,461	4,433,809
5.496%, due 08/01/32	234,330	236,360
FNMA TBA
4.500%, TBA	10,000,000	9,515,620
5.000%, TBA	3,000,000	2,930,156
5.500%, TBA	14,400,000	14,067,000
6.000%, TBA	8,500,000	8,494,687
6.500%, TBA	3,300,000	3,338,155
Total federal national mortgage association certificates (cost—$76,037,908)		75,383,296

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(1) ($)	Value ($)
Collateralized mortgage obligations—29.85%
Banc of America Commercial Mortgage, Inc.,
Series 2000-1, Class A2A
7.333%, due 11/15/31	2,213,515	2,206,521
Series 2001-1, Class A2
6.503%, due 04/15/36	1,694,344	1,656,227
Series 2002-PB2, Class A4
6.186%, due 06/11/35	2,145,000	2,047,168
Bear Stearns Alternative Loan Trust-A Trust, Series 2004-13, Class A1
3.629%, due 06/25/34(4)	685,222	412,735
Bear Stearns ARM Trust, Series 2004-5, Class 2A
3.991%, due 07/25/34	2,109,307	1,880,093
Bear Stearns Commercial Mortgage Securities,
Series 2003-T12, Class A4
4.680%, due 08/13/39	2,400,000	2,060,832
Series 2007-PW17, Class A4
5.694%, due 06/11/50	2,075,000	1,550,848
Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2
7.198%, due 01/15/32	1,859,878	1,851,841
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4
5.886%, due 11/15/44(4)	925,000	695,998
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A
5.342%, due 08/25/35(4)	791,960	631,988
Commercial Mortgage Pass-Through Certificates,
Series 2004-LB3A, Class A3
5.090%, due 07/10/37	1,280,000	1,203,826
Series 2005-C6, Class A2
4.999%, due 06/10/44	3,305,000	3,152,472
Countrywide Alternative Loan Trust,
Series 2006-0A10, Class 1A1
3.625%, due 08/25/46(4)	504,865	289,249
Series 2006-0A19, Class A1
4.458%, due 02/20/47(4)	702,627	381,940
Countrywide Home Loans, Series 2006-0A5, Class 2A1
3.459%, due 04/25/46(4)	571,499	294,549
CWCapital COBALT, Series 2007-C3, Class A4
5.820%, due 06/25/17(4)	840,000	629,179
FHLMC REMIC,
Trust 2626, Class NA
5.000%, due 06/15/23	2,194,294	2,217,838
Trust 2964, Class NA
5.500%, due 02/15/26	1,032,640	1,044,020
Trust 3154, Class PJ
5.500%, due 03/15/27	1,862,693	1,890,775
Trust 3159, Class TA
5.500%, due 11/15/26	1,548,307	1,570,892
Trust 3162, Class OA
6.000%, due 10/15/26	2,041,933	2,075,920
Trust 3184, Class LA
6.000%, due 03/15/28	1,711,848	1,744,504
Trust 3303, Class PA
5.500%, due 01/15/22	3,240,000	3,291,970
First Horizon Alternative Mortgage Securities, Series 2006-FA2, Class 1A5
6.000%, due 05/25/36	2,264,058	1,978,908
First Union National Bank Commercial Mortgage Trust,
Series 2001-C2, Class A2
6.663%, due 01/12/43	3,141,098	3,075,358
Series 2001-C3, Class A3
6.423%, due 08/15/33	2,846,756	2,774,183
FNMA REMIC,
Trust 2004-25, Class PA
5.500%, due 10/25/30	1,551,376	1,565,678
Trust 2004-36, Class BS
5.500%, due 11/25/30	1,140,635	1,154,301
Trust 2005-47, Class PA
5.500%, due 09/25/24	1,133,205	1,141,632
Trust 2005-88, Class PA
5.000%, due 09/25/24	2,477,421	2,492,083
Trust 2005-97, Class HM
5.000%, due 01/25/26	3,177,943	3,198,219

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(1) ($)	Value ($)
Collateralized mortgage obligations— (continued)
FNMA REMIC,
Trust 2005-109, Class PV
6.000%, due 10/25/32	1,838,183	1,867,318
Trust 2005-118, Class MC
6.000%, due 01/25/32	2,987,486	3,035,335
Trust 2005-118, Class WA
6.000%, due 10/25/33	3,086,948	3,135,859
Trust 2006-26, Class QA
5.500%, due 06/25/26	1,506,991	1,524,164
Trust 2006-62, Class TA
5.500%, due 06/25/28	564,779	572,803
GMAC Commercial Mortgage Securities, Inc.,
Series 1999-C3, Class A2
7.179%, due 08/15/36	1,189,176	1,184,577
Series 2000-C3, Class A2
6.957%, due 09/15/35	2,804,455	2,766,053
Series 2001-C1, Class A2
6.465%, due 04/15/34	2,472,695	2,408,049
Series 2004-C3, Class A3
4.207%, due 12/10/41	3,330,000	3,220,599
Series 2005-C1, Class AM
4.754%, due 05/10/43	1,650,000	1,122,264
Goldman Sachs Mortgage Securities Corp. II, Series 2005-GG4, Class A4A
4.751%, due 07/10/39	700,000	555,679
Greenwich Capital Commercial Funding Corp.,
Series 2007-GC9, Class A4
5.444%, due 03/10/39	5,825,000	4,343,383
Series 2007-GG11, Class A4
5.736%, due 12/10/49	1,451,000	1,080,721
Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A
4.488%, due 11/19/36(4)	963,962	530,713
JPMorgan Chase Commercial Mortgage Securities,
Series 2004-CB8, Class A1A
4.158%, due 01/12/39(5)	2,702,064	2,304,137
Series 2004-CBX, Class A4
4.529%, due 01/12/37	2,090,000	1,910,533
Series 2005-LDP4, Class A2
4.790%, due 10/15/42	3,255,679	3,071,981
Series 2006-LDP8, Class A4,
5.399%, due 05/15/45	385,000	291,850
JPMorgan Mortgage Trust,
Series 2006-A2, Class 5A3
4.775%, due 11/25/33(4)	2,238,578	1,905,358
Series 2006-S2, Class 2A2
5.875%, due 07/25/36	367,150	307,373
Series 2007-S1, Class 1A2
5.500%, due 03/25/22	304,690	254,987
Morgan Stanley Capital I,
Series 1999-LIFE, Class A2
7.110%, due 04/15/33	2,151,566	2,142,823
Series 2005-HQ6, Class A2A
4.882%, due 08/13/42	2,600,000	2,451,506
Series 2005-HQ6, Class A4A
4.989%, due 08/13/42	2,980,000	2,389,758
Series 2007-IQ14, Class A4
5.692%, due 04/15/49	2,000,000	1,497,183
Series 2007-T27, Class A4
5.650%, due 06/11/42(4)	2,900,000	2,208,656
Residential Accredit Loans, Inc., Series 2006-QS2, Class 1A9
5.500%, due 02/25/36	2,082,080	1,762,589
Small Business Administration, Series 2004-P10B, Class 1
4.754%, due 08/10/14	1,024,694	991,023
Structured ARM Loan Trust, Series 2004-13, Class A2
3.559%, due 09/25/34	247,117	181,091
Structured Asset Securities Corp.,
Series 2003-2, Class C
4.819%, due 01/21/09(4),(5)	152,078	150,268
Series 2003-AL1, Class A
3.357%, due 04/25/31(5)	790,475	626,440
Series 2004-6, Class 4A1 ARM
4.839%, due 06/25/34	3,270,432	2,751,187

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(1) ($)	Value ($)
Collateralized mortgage obligations— (concluded)
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A1
5.684%, due 08/15/39(4)	3,379,468	3,202,925
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class A2
4.782%, due 03/15/42	3,537,247	3,397,301
Series 2005-C21, Class A3
5.209%, due 10/15/44(4)	1,215,000	1,147,447
Series 2006-C28, Class A4
5.572%, due 10/15/48	1,385,000	1,054,913
WaMu Mortgage Pass Through Certificates,
Series 2007-0A4, Class 1A
3.435%, due 05/25/47(4)	651,075	384,414
Series 2007-0A5, Class 1A
3.415%, due 06/25/47(4)	1,146,990	575,408
Washington Mutual Asset Securities Corp., Series 2005-C1A, Class A2
5.150%, due 05/25/36(5)	1,773,611	1,700,638
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-H, Class A1
4.529%, due 06/25/34(4)	2,279,806	1,940,738
Series 2006-AR4, Class 2A4
5.774%, due 04/25/36(4)	1,200,000	959,108
Total collateralized mortgage obligations (cost—$133,030,845)		121,070,899

Asset-backed securities—14.58%
American Express Issuance Trust, Series 2008-2, Class A
4.020%, due 01/18/11	3,425,000	3,296,333
Bank of America Credit Card Trust, Series 2008-A9, Class A9
4.070%, due 07/16/12	3,320,000	3,195,617
Bank One Issuance Trust, Series 2004-A7, Class A7
4.680%, due 05/15/14(4)	3,070,000	2,659,548
Chase Issuance Trust,
Series 2005-A2, Class A2
4.630%, due 12/15/14(4)	2,950,000	2,474,227
Series 2007-A15, Class A
4.960%, due 09/17/12	3,575,000	3,395,723
Series 2007-A17, Class A
5.120%, due 10/15/14	2,900,000	2,543,422
Series 2008-A9, Class A9
4.260%, due 05/15/13	3,370,000	3,057,170
Chase Manhattan Auto Owner Trust, Series 2006-A, Class A3
5.340%, due 07/15/10	925,374	926,238
Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4
5.450%, due 05/10/13	2,175,000	2,038,020
Citibank Omni Master Trust, Series 2007-A9A, Class A9
5.281%, due 12/23/13(4),(5)	3,470,000	3,339,734
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A
3.369%, due 03/25/37(4)	862,663	783,309
Countrywide Asset-Backed Certificates, Series 2006-2, Class 2A2
3.449%, due 06/25/36(6)	1,338,553	1,235,796
Ford Credit Auto Owner Trust,
Series 2006-A, Class A3
5.050%, due 03/15/10	554,956	553,259
Series 2006-B, Class A3
5.260%, due 10/15/10	1,911,656	1,894,539
Series 2006-C, Class A3
5.160%, due 11/15/10	3,800,000	3,701,439
Honda Auto Receivables Owner Trust, Series 2006-3, Class A3
5.120%, due 10/15/10	2,034,047	2,032,722
Lehman XS Trust, Series 2005-6, Class 1A1
3.519%, due 11/25/35(4)	746,629	435,467
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.100%, due 10/15/12	2,235,000	2,131,415
Series 2005-A9, Class A9
4.600%, due 04/15/13(4)	3,515,000	3,184,636

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(1) ($)	Value ($)
Asset-backed securities— (concluded)
Nissan Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.160%, due 02/15/10	749,233	748,733
Series 2006-C, Class A4
5.450%, due 06/15/12	3,725,000	3,536,422
Sallie Mae Student Loan Trust,
Series 2005-8, Class A4
4.250%, due 01/25/28	3,300,000	3,283,500
Series 2008-5, Class A2
4.635%, due 10/25/16(4)	4,330,000	4,110,794
Series 2008-5, Class A3
4.835%, due 01/25/28(4)	1,100,000	999,797
Series 2008-5, Class A4
5.235%, due 07/25/23(4)	2,950,000	2,857,813
Wachovia Auto Owner Trust, Series 2006-A, Class A3
5.350%, due 02/22/11	732,526	730,864
Total asset-backed securities (cost—$62,657,397)		59,146,537

Corporate notes—29.44%
Airlines — 0.10%
Continental Airlines, Inc.
6.545%, due 02/02/19	476,778	405,261

Automotive — 0.43%
DaimlerChrysler N.A. Holding
4.875%, due 06/15/10	800,000	687,551
5.750%, due 09/08/11	1,150,000	920,888
6.500%, due 11/15/13	200,000	149,916
		1,758,355
Banking-non-US — 0.95%
Barclays Bank PLC
7.434%, due 12/15/17(5),(7),(8)	850,000	536,639
Deutsche Bank AG London
5.375%, due 10/12/12	2,450,000	2,354,842
Royal Bank of Scotland Group PLC
6.990%, due 10/05/17(5),(7),(8)	1,825,000	978,163
		3,869,644
Banking-US — 4.29%
Bank of America Corp.
5.750%, due 12/01/17	2,775,000	2,390,008
7.800%, due 02/15/10	1,315,000	1,327,193
8.125%, due 05/15/18(7),(8)	1,500,000	1,162,395
Bank of America N.A.
6.100%, due 06/15/17	925,000	808,551
DEPFA Asset Covered Securities Bank
4.875%, due 10/28/15(5)	1,300,000	1,314,781
JPMorgan Chase Bank N.A.
6.000%, due 07/05/17	1,825,000	1,612,199
6.000%, due 10/01/17	1,450,000	1,269,318
State Street Capital Trust
8.250%, due 03/15/11(7),(8)	1,725,000	1,485,691
SunTrust Bank
4.415%, due 06/15/09	500,000	492,500
Wachovia Corp.
5.300%, due 10/15/11	560,000	528,600
5.625%, due 12/15/08	840,000	834,158
7.980%, due 03/15/18(7),(8)	1,675,000	1,265,094
Wachovia Corp. MTN
5.500%, due 05/01/13	1,580,000	1,483,381
Wells Fargo & Co.
4.875%, due 01/12/11	220,000	219,701
5.250%, due 10/23/12	1,250,000	1,196,125
		17,389,695

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(1) ($)	Value ($)
Corporate notes— (continued)
Beverages — 0.80%
Bottling Group LLC
6.950%, due 03/15/14	650,000	664,294
Diageo Capital PLC
5.750%, due 10/23/17	2,275,000	1,955,788
7.375%, due 01/15/14	600,000	609,937
		3,230,019
Computers — 0.26%
IBM Corp.
5.700%, due 09/14/17	1,150,000	1,044,644

Consumer products — 0.08%
Xstrata Finance Canada
5.800%, due 11/15/16(5)	415,000	317,592

Diversified financials — 2.70%
EnCana Holdings Financial Corp.
5.800%, due 05/01/14	450,000	397,697
General Electric Capital Corp.
5.000%, due 11/15/11	4,555,000	4,286,906
6.375%, due 11/15/67(4)	1,125,000	727,453
General Electric Capital Corp. MTN
5.000%, due 12/01/10	3,100,000	3,009,877
5.000%, due 04/10/12	1,705,000	1,568,673
5.875%, due 02/15/12	320,000	304,753
General Electric Capital Corp., Series G MTN
6.150%, due 08/07/37	775,000	569,870
Nationwide Building Society
4.250%, due 02/01/10(5)	65,000	63,847
		10,929,076
Electric utilities — 0.23%
Scottish Power Ltd.
4.910%, due 03/15/10	950,000	933,525

Electric-integrated — 1.19%
EDP Finance BV
5.375%, due 11/02/12(5)	5,300,000	4,837,835

Energy — 0.72%
Anadarko Petroleum Corp.
5.950%, due 09/15/16	1,875,000	1,563,942
Florida Power Corp.
4.800%, due 03/01/13	340,000	315,252
XTO Energy, Inc.
6.250%, due 08/01/17	1,250,000	1,052,836
		2,932,030
Financial services — 6.15%
Bear Stearns Co., Inc. MTN
6.950%, due 08/10/12	1,555,000	1,534,412
Citigroup, Inc.
4.125%, due 02/22/10	3,615,000	3,473,408
4.625%, due 08/03/10	340,000	327,289

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(1) ($)	Value ($)
Corporate notes— (continued)
Financial services— (concluded)
Countrywide Financial Corp. MTN
5.800%, due 06/07/12	660,000	613,778
Credit Suisse Guernsey
5.860%, due 05/15/17(7),(8)	2,290,000	1,307,947
Goldman Sachs Group, Inc.
5.250%, due 10/15/13	2,530,000	2,160,812
5.950%, due 01/18/18	1,050,000	856,292
JPMorgan Chase & Co.
5.375%, due 10/01/12	2,850,000	2,748,976
6.000%, due 01/15/18	120,000	107,650
7.900%, due 04/30/18(7),(8)	1,700,000	1,377,748
JPMorgan Chase Capital XXV
6.800%, due 10/01/37	600,000	431,845
Lehman Brothers Holdings, Inc.
4.519%, due 09/15/22(4),(9)	675,000	79,313
6.200%, due 09/26/14(9)	2,320,000	301,600
6.625%, due 01/18/12(9)	1,250,000	162,500
Lehman Brothers Holdings, Inc. MTN
6.750%, due 12/28/17(9)	1,375,000	1,719
Morgan Stanley
4.570%, due 01/09/12(4)	4,595,000	3,584,775
6.600%, due 04/01/12	575,000	514,990
6.750%, due 04/15/11	250,000	233,280
Morgan Stanley MTN
5.550%, due 04/27/17	305,000	242,903
6.250%, due 08/28/17	1,425,000	1,162,200
New York Life Global Funding MTN
3.875%, due 01/15/09(5)	1,000,000	996,923
SLM Corp.
3.675%, due 07/27/09(4)	975,000	868,337
7.720%, due 01/31/14(4)	1,700,000	774,673
Sovereign Bancorp.
4.800%, due 09/01/10	795,000	707,219
State Street Corp.
7.650%, due 06/15/10	345,000	351,744
		24,922,333
Food products — 0.70%
Kraft Foods, Inc.
6.000%, due 02/11/13	575,000	537,366
6.500%, due 08/11/17	2,625,000	2,307,580
		2,844,946
Insurance — 2.10%
Chubb Corp.
6.375%, due 03/29/67(4)	425,000	271,409
Lincoln National Corp.
4.318%, due 04/06/09(4)	4,390,000	4,364,121
Metropolitan Life Global Funding
4.250%, due 07/30/09(5)	235,000	226,208
Pricoa Global Funding I
5.400%, due 10/18/12(5)	2,175,000	2,005,422

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(1) ($)	Value ($)
Corporate notes— (continued)
Insurance— (concluded)
Progressive Corp.
6.700%, due 06/15/37(4)	735,000	437,707
Prudential Financial, Inc. MTN
5.800%, due 06/15/12	975,000	930,952
Travelers Cos., Inc.
6.250%, due 03/15/37(4)	450,000	268,224
		8,504,043
Media — 1.17%
Comcast Corp.
5.450%, due 11/15/10	1,525,000	1,464,320
5.900%, due 03/15/16	550,000	473,315
News America Holdings
8.500%, due 02/23/25	200,000	170,903
9.500%, due 07/15/24	225,000	217,467
Rogers Communications
6.250%, due 06/15/13	825,000	757,411
Time Warner Cable, Inc.
5.850%, due 05/01/17	1,700,000	1,392,671
Time Warner, Inc.
7.570%, due 02/01/24	350,000	285,099
		4,761,186
Medical providers — 0.23%
WellPoint, Inc.
5.000%, due 01/15/11	950,000	936,746

Multi-line insurance — 0.76%
American International Group MTN
5.850%, due 01/16/18	3,985,000	1,446,033
Metropolitan Life Global Funding I
5.125%, due 04/10/13(5)	1,850,000	1,653,739
		3,099,772
Oil & gas — 0.36%
ConocoPhillips Co.
8.750%, due 05/25/10	1,250,000	1,301,975
EnCana Corp.
4.600%, due 08/15/09	150,000	147,988
		1,449,963
Oil refining — 0.08%
Canadian Natural Resources
5.700%, due 05/15/17	380,000	314,885

Oil services — 0.21%
Halliburton Co.
5.500%, due 10/15/10	850,000	853,836

Pharmaceuticals — 0.47%
Abbott Laboratories
5.600%, due 05/15/11	535,000	547,086

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(1) ($)	Value ($)
Corporate notes— (continued)
Pharmaceuticals— (concluded)
GlaxoSmithKline Capital, Inc.
4.850%, due 05/15/13	1,075,000	1,019,659
Schering-Plough Corp.
5.550%, due 12/01/13	340,000	322,448
		1,889,193
Real estate investment trusts — 0.26%
AvalonBay Communities, Inc. MTN
6.125%, due 11/01/12	280,000	238,859
ERP Operating LP
6.625%, due 03/15/12	780,000	709,124
Rouse Co.
3.625%, due 03/15/09	225,000	103,500
		1,051,483
Software — 0.47%
Oracle Corp.
4.950%, due 04/15/13	250,000	234,231
Oracle Corp./Ozark Holdings
5.000%, due 01/15/11	1,700,000	1,685,932
		1,920,163
Special purpose entity — 0.56%
BAE Systems Holdings, Inc.
5.200%, due 08/15/15(5)	330,000	292,216
Goldman Sachs Capital II
5.793%, due 06/01/12(7),(8)	1,290,000	592,402
UnitedHealth Group
5.250%, due 03/15/11	1,425,000	1,375,983
		2,260,601
Telecommunications — 3.08%
AT&T Broadband Corp.
8.375%, due 03/15/13	1,585,000	1,537,594
Cox Communications, Inc.
7.125%, due 10/01/12	350,000	334,282
7.750%, due 11/01/10	110,000	108,030
SBC Communications, Inc.
5.875%, due 02/01/12	95,000	91,625
Sprint Capital Corp.
7.625%, due 01/30/11	475,000	394,250
TCI Communications, Inc.
7.875%, due 08/01/13	100,000	97,300
8.750%, due 08/01/15	50,000	47,081
Telecom Italia Capital
5.250%, due 11/15/13	1,665,000	1,263,795
5.250%, due 10/01/15	205,000	140,611
6.200%, due 07/18/11	1,750,000	1,484,845
Telefonica Emisiones SAU
5.855%, due 02/04/13	925,000	841,648
5.984%, due 06/20/11	1,500,000	1,432,275
6.421%, due 06/20/16	950,000	824,666

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

		Face
Security description		amount(1) ($)	Value ($)
Corporate notes— (concluded)
Telecommunications— (concluded)
Telefonica Europe BV
7.750%, due 09/15/10		235,000	227,501
Verizon Communications
8.750%, due 11/01/18		1,800,000	1,789,884
Verizon New Jersey, Inc.
5.875%, due 01/17/12		2,030,000	1,882,135
			12,497,522
Tobacco — 0.26%
Philip Morris International, Inc.
5.650%, due 05/16/18		1,250,000	1,069,319

Utilities — 0.61%
Dominion Resources, Inc.
5.125%, due 12/15/09		650,000	635,770
Nisource Finance Corp.
3.381%, due 11/23/09(4)		950,000	864,582
7.875%, due 11/15/10		1,075,000	970,629
			2,470,981
Wireless telecommunications — 0.22%
Vodafone Group PLC
7.750%, due 02/15/10		920,000	894,429
Total corporate notes (cost—$143,229,901)			119,389,077

		Number of shares
Preferred stock* — 0.14%
Financial services—0.14%
Citigroup, Inc., Series AA(10) (cost—$825,000)		33,000	550,688

		Face
		amount(1) ($)
Non-US government obligations—1.69%
Bundesrepublik Deutschland
4.000%, due 01/04/37	EUR	1,050,000	1,244,156
4.250%, due 07/04/39	EUR	550,000	675,275
Government of Japan
1.170%, due 11/20/21(4)	JPY	507,000,000	4,914,570
Total non-US government obligations (cost—$6,520,939)			6,834,001

Repurchase agreement—6.86%
Repurchase agreement dated 10/31/08 with State Street Bank & Trust Co., 0.010% due 11/03/08, collateralized by $14,395,586 Federal Home Loan Bank obligations, 2.190% to 2.560% due 12/26/08 to 01/23/09 and $13,900,395 Federal Home Loan Mortgage Corp. obligations, zero coupon due 01/23/09 to 03/31/09; (value—$28,389,728); proceeds: $27,833,023 (cost—$27,833,000)		27,833,000	27,833,000

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Number of
Security description	shares	Value ($)
Money market funds(11)—0.00%
BlackRock Liquidity Funds TempFund Institutional Class,
2.868%	390	390
UBS Private Money Market Fund LLC,(12)
1.669%	1,647	1,647
Total money market funds (cost—$2,037)		2,037
Total investments before investments sold short (cost — $484,377,111)(13) — 109.39%		443,603,705

	Face
	amount(1) ($)
Investments sold short—(3.56)%
FHLMC TBA
5.000%, TBA	(6,800,000)	(6,638,500)
6.000%, TBA	(4,200,000)	(4,192,125)
FNMA TBA
5.000%, TBA	(3,800,000)	(3,594,564)
Total investments sold short (proceeds—$14,617,313) — (3.56)%		(14,425,189)
Liabilities in excess of other assets — (5.83)%		(23,638,037)
Net assets — 100.00%		405,540,479

*	Non-income producing security.
(1)	In US Dollars unless otherwise indicated.
(2)	Entire amount delivered to broker as collateral for futures transactions.
(3)	Partial amount pledged as collateral for investments sold short.
(4)	Floating rate security. The interest rate shown is the current rate as of October 31, 2008.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 5.26% of net assets as of October 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)	Step-up bond that converts to the noted fixed rate at a designated future date.
(7)	Variable rate security. The interest rate shown is the current rate as of October 31, 2008 and resets at the next call date.
(8)	Perpetual bond security. The maturity date reflects the next call date.
(9)	Bond interest in default.
(10)	Non cumulative preferred stock. The next call date is 12/15/18.
(11)	Rates shown reflect yield at October 31, 2008.
(12)	The table below details the Fund’s transaction activity in an affiliated issuer for the three months ended October 31, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/08 ($)	10/31/08 ($)	10/31/08 ($)	10/31/08 ($)	10/31/08 ($)
UBS Private Money Market Fund LLC	1,287,062	21,224,484	22,509,899	1,647	6,141

(13)

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2008 were $1,279,833 and $42,053,239, respectively, resulting in net unrealized depreciation of investments of $40,773,406.

ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of October 31, 2008.
EUR	Euro

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
JPY	Japanese Yen
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date.  The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIAA	Teachers Insurance and Annuity Association
TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
77	EUR	Euro Bund 10 Year Futures	December 2008	11,149,282	11,319,394	170,112
119	USD	90 Day Euro Dollar Futures	June 2009	28,959,044	29,030,050	71,006
962	USD	US Treasury Note 5 Year Futures	December 2008	108,590,702	108,954,016	363,314
64	USD	US Treasury Note 10 Year Futures	December 2008	7,431,616	7,237,000	(194,616)
				156,130,644	156,540,460	409,816

		Sale contracts		Proceeds
26	USD	90 Day Euro Dollar Futures	June 2010	6,255,531	6,293,950	(38,419)
33	USD	US Treasury Note 2 Year Futures	December 2008	7,067,672	7,089,328	(21,656)
315	USD	US Treasury Bond 20 Year Futures	December 2008	37,160,992	35,634,375	1,526,617
				50,484,195	49,017,653	1,466,542
						1,876,358

Currency type abbreviations:

EUR	Euro
USD	US Dollar

Forward foreign currency contracts

					Unrealized
	Contracts to	In		Maturity	appreciation
	deliver	exchange for		dates	(depreciation) ($)
Euro	1,570,854	USD	2,146,149	11/06/08	144,173
Japanese Yen	479,546,000	USD	4,776,973	11/06/08	(91,367)
					52,806

Currency type abbreviation:

USD    US Dollar

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	94.4
United Kingdom	1.9
Japan	1.1
Spain	0.7
Canada	0.4
Germany	0.4
Luxembourg	0.4
Ireland	0.3
Italy	0.3
Netherlands	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(1) ($)	Value ($)
US government obligation—0.18%
US Treasury Inflation Index Notes (TIPS)
0.875%, due 04/15/10 (cost—$1,283,797)	1,387,932	1,304,548

Government national mortgage association certificates—4.29%
GNMA
8.000%, due 06/15/17	61,865	66,217
8.000%, due 07/15/17	61,106	65,525
8.000%, due 09/15/17	37,402	39,527
8.000%, due 11/15/17	80,888	86,358
GNMA II ARM
5.125%, due 11/20/23	10,053	10,100
5.375%, due 01/20/26	22,006	22,106
5.375%, due 05/20/26	37,064	37,208
5.625%, due 07/20/25	11,920	11,989
GNMA TBA
6.500%, TBA	30,000,000	30,318,750
Total government national mortgage association certificates (cost—$30,669,334)		30,657,780

Federal home loan mortgage corporation certificates—7.59%
FHLMC
4.500%, due 11/01/08	831,518	834,138
5.000%, due 11/01/35(2)	1,177,694	1,115,669
5.000%, due 11/01/36(2)	639,263	605,595
5.500%, due 02/01/38(2)	40,277,688	39,301,794
6.000%, due 09/01/22	740,325	744,255
6.000%, due 08/01/26	9,625,452	9,621,488
7.645%, due 05/01/25	1,445,499	1,480,421
FHLMC ARM
5.704%, due 03/01/36	529,836	528,373
Total federal home loan mortgage corporation certificates (cost—$54,208,186)		54,231,733

Federal housing administration certificates—0.02%
FHA GMAC
7.430%, due 06/01/21	107,583	107,583
FHA Reilly
7.430%, due 10/01/20	16,518	16,518
Total federal housing administration certificates (cost—$133,424)		124,101

Federal national mortgage association certificates—12.13%
FNMA
5.000%, due 06/01/35(2)	95,200	90,275
5.000%, due 09/01/35(2)	776,841	736,656
5.000%, due 02/01/36(2)	10,841,242	10,280,434
5.000%, due 03/01/36(2)	13,357,377	12,666,411
5.396%, due 11/01/34	12,084,924	12,231,453
5.500%, due 06/01/33(2)	3,006,884	2,944,711
5.500%, due 07/01/33(2)	9,176	8,986
6.000%, due 02/01/18(2)	23,095	23,309
6.000%, due 11/01/18(2)	48,293	48,739
6.000%, due 12/01/18(2)	81,923	82,680
6.000%, due 02/01/21(2)	41,500	41,884
6.000%, due 08/01/21(2)	147,170	148,022
6.000%, due 08/01/22(2)	361,636	363,329
6.000%, due 01/01/23	295,243	296,625
6.000%, due 04/01/24(2)	97,722	97,860
6.000%, due 07/01/24(2)	41,619	41,677
6.000%, due 10/01/24(2)	28,093	28,133

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Security description	Face amount(1) ($)	Value ($)
Federal national mortgage association certificates— (concluded)
6.000%, due 11/01/26(2)	1,325,426	1,323,962
6.000%, due 05/01/27(2)	5,747,884	5,757,732
6.000%, due 07/01/27(2)	7,534,570	7,547,479
6.000%, due 10/01/36(2)	1,057,164	1,057,275
6.970%, due 12/01/09	3,540,257	3,580,101
FNMA ARM
4.255%, due 08/01/40	319,076	316,957
4.456%, due 02/01/34	3,426,779	3,419,774
4.527%, due 11/01/34	9,223,012	9,071,469
5.167%, due 10/01/35	649,454	674,553
5.220%, due 09/01/35	489,184	494,129
5.348%, due 11/01/35	759,344	748,491
5.409%, due 01/01/36	807,034	811,914
5.481%, due 04/01/27	43,057	43,597
5.530%, due 03/01/36	536,471	531,531
5.557%, due 01/01/36	536,481	553,535
5.581%, due 02/01/36	952,962	945,055
5.587%, due 05/01/27	61,932	62,448
5.600%, due 12/01/35	650,186	645,899
5.609%, due 03/01/36	575,866	581,790
5.685%, due 05/01/30	132,142	133,530
5.721%, due 03/01/36	758,916	757,284
5.764%, due 03/01/36	806,300	807,113
5.917%, due 06/01/36	411,050	416,265
FNMA ARM COFI
4.683%, due 11/01/26	172,461	172,461
FNMA TBA
6.500%, TBA	6,000,000	6,080,628
Total federal national mortgage association certificates (cost—$87,637,970)		86,666,156

Collateralized mortgage obligations—33.51%
ARM Trust, Series 2005-5, Class 2A1
5.139%, due 09/25/35	641,213	466,694
Banc of America Funding Corp., Series 2005-D, Class A1
4.135%, due 05/25/35(3)	5,736,620	4,561,789
Bank of America Mortgage Securities, Inc., Series 2002-G, Class 1A3
5.772%, due 07/20/32(3)	9,724	8,880
Bear Stearns ARM Trust,
Series 2003-5, Class 2A1
4.534%, due 08/25/33	1,456,825	1,352,961
Series 2004-9, Class 22A1
4.783%, due 11/25/34	127,664	106,973
Series 2005-5, Class A2
4.550%, due 08/25/35	6,515,524	6,207,499
Series 2005-9, Class A1
4.625%, due 10/25/35	2,515,149	2,148,470
Bear Stearns Alternative Loan Trust-A Trust,
Series 2005-7, Class 22A1
5.504%, due 09/25/35(3)	2,074,134	1,354,412
Series 2006-1, Class 21A2
5.891%, due 02/25/36(3)	2,153,013	1,250,499
Bear Stearns Commerical Mortgage Securities, Series 2006-BBA7, Class A1
4.670%, due 03/15/19(3),(4)	4,068,585	3,618,573
Bear Stearns,
Series 2003-1, Class 5A1
5.426%, due 04/25/33(3)	91,562	85,327
Series 2003-1, Class 6A1
5.037%, due 04/25/33(3)	230,225	199,618
Series 2003-3, Class 1A
5.555%, due 10/25/33(3)	108,497	91,148
Series 2004-3, Class 1A2
4.665%, due 07/25/34(3)	778,567	700,518
Series 2004-6, Class 2A1
5.078%, due 09/25/34(3)	3,631,145	2,851,731
Series 2004-7, Class 1A1
5.454%, due 10/25/34(3)	1,107,866	941,470

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(1) ($)	Value ($)
Collateralized mortgage obligations— (continued)
Series 2004-9, Class 2A1
5.319%, due 09/25/34(3)	1,517,923	1,112,291
Citicorp Mortgage Securities, Inc., Series 2002-12, Class 2A1
5.250%, due 12/25/32	185,460	180,929
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A2
4.248%, due 08/25/35(3)	416,761	396,084
Series 2005-6, Class A3
4.098%, due 08/25/35(3)	78,556	70,744
Series 2005-11, Class A1A
4.900%, due 12/25/35(3)	1,595,375	1,466,624
Series 2006-AR1, Class 1A1
4.900%, due 10/25/35(3)	3,763,141	3,070,120
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.250%, due 12/25/33	720,183	703,958
Series 2006-41CB, Class 1A9
6.000%, due 01/25/37	2,043,672	1,376,286
Countrywide Home Loans,
Series 2003-R4, Class 2A
6.500%, due 01/25/34(4)	1,810,835	1,635,977
Series 2004-12, Class 11A2
4.741%, due 08/25/34(3)	810,790	670,854
FHLMC REMIC,
Series 1278, Class K
7.000%, due 05/15/22	172,915	181,873
Series 1367, Class KA
6.500%, due 09/15/22	3,327	3,324
Series 1502, Class PXZ
7.000%, due 04/15/23	903,802	943,232
Series 1503, Class PZ
7.000%, due 05/15/23	311,931	324,774
Series 1534, Class Z
5.000%, due 06/15/23	325,651	323,665
Series 1548, Class Z
7.000%, due 07/15/23	258,014	270,324
Series 1562, Class Z
7.000%, due 07/15/23	381,264	399,609
Series 1694, Class Z
6.500%, due 03/15/24	148,228	152,398
Series 2061, Class Z
6.500%, due 06/15/28	750,328	754,777
Series 2400, Class FQ
5.088%, due 01/15/32(3)	306,295	299,711
Series 2579, Class DZ
5.000%, due 03/15/34	6,284,765	5,009,833
Series 2764, Class LZ
4.500%, due 03/15/34	2,457,173	1,831,151
Series 2764, Class ZG
5.500%, due 03/15/34	4,500,868	3,939,470
Series 2835, Class JZ
5.000%, due 08/15/34	3,447,054	3,018,640
Series 2849, Class PZ
5.000%, due 07/15/33	11,941,580	9,867,261
Series 2921, Class PG
5.000%, due 01/15/35	6,200,000	5,453,438
Series 2983, Class TZ
6.000%, due 05/15/35	5,275,662	4,845,434
Series 3149, Class CZ
6.000%, due 05/15/36	7,347,113	7,150,700
Series G23, Class KZ
6.500%, due 11/25/23	239,208	247,791
Series T-054, Class 2A
6.500%, due 02/25/43	1,287,485	1,279,037
Series T-058, Class 2A
6.500%, due 09/25/43	5,061,729	5,294,741

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(1) ($)	Value ($)
Collateralized mortgage obligations— (continued)
FHLMC REMIC,
Series T-061, Class 1A1
4.255%, due 07/25/44(3)	2,424,385	2,210,147
Series T-075, Class A1
3.299%, due 11/25/36(3)	3,950,833	3,800,108
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1
5.357%, due 08/25/35(3)	171,795	140,758
FNMA REMIC,
Series 1998-066, Class FG
3.559%, due 12/25/28(3)	162,601	161,108
Series 2000-034, Class F
3.709%, due 10/25/30(3)	25,599	25,188
Series 2002-080, Class A1
6.500%, due 11/25/42	2,429,076	2,542,445
Series 2003-064, Class AH
6.000%, due 07/25/33	9,632,211	9,236,058
Series 2003-106, Class US
4.187%, due 11/25/23(5),(6)	333,000	217,893
Series 2003-W8, Class 2A
7.000%, due 10/25/42	169,596	178,651
Series 2004-T1, Class 1A1
6.000%, due 01/25/44	2,987,571	3,050,676
Series 2004-W8, Class 2A
6.500%, due 06/25/44	3,513,102	3,682,956
Series 2005-024, Class ZE
5.000%, due 04/25/35	1,360,792	1,070,662
Series 2005-47, Class PA
5.500%, due 09/25/24	3,032,090	3,054,637
Series 2005-116, Class TZ
5.500%, due 01/25/36	6,425,185	5,539,336
Series 2005-120, Class ZU
5.500%, due 01/25/36	7,009,293	6,421,230
Series 2006-065, Class GD
6.000%, due 07/25/26	2,800,000	2,699,483
Trust, Series 1991-065, Class Z
6.500%, due 06/25/21	15,463	15,839
Trust, Series 1992-040, Class ZC
7.000%, due 07/25/22	37,049	38,443
Trust, Series 1992-129, Class L
6.000%, due 07/25/22	19,644	20,098
Trust, Series 1993-037, Class PX
7.000%, due 03/25/23	55,213	57,840
Trust, Series 1993-060, Class Z
7.000%, due 05/25/23	317,218	334,196
Trust, Series 1993-065, Class ZZ
7.000%, due 06/25/13	300,349	311,616
Trust, Series 1993-070, Class Z
6.900%, due 05/25/23	49,168	51,598
Trust, Series 1993-096, Class PZ
7.000%, due 06/25/23	294,376	310,129
Trust, Series 1993-160, Class ZB
6.500%, due 09/25/23	68,188	68,996
Trust, Series 1993-163, Class ZB
7.000%, due 09/25/23	25,157	25,664
Trust, Series 1994-023, Class PX
6.000%, due 08/25/23	493,152	502,154
Trust, Series 1998-M7, Class Z
6.390%, due 05/25/36	775,238	792,729
Trust, Series 1999-W4, Class A9
6.250%, due 02/25/29	1,266,999	1,326,929
GNMA REMIC,
Trust, Series 2000-009, Class FG
5.069%, due 02/16/30(3)	195,673	197,137
Trust, Series 2002-031, Class FW
4.869%, due 06/16/31(3)	206,261	206,320
Trust, Series 2003-98, Class Z
6.000%, due 11/20/33	13,421,395	12,557,356

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(1) ($)	Value ($)
Collateralized mortgage obligations— (continued)
GNMA REMIC,
Trust, Series 2005-26, Class ZA
5.500%, due 01/20/35	5,843,027	4,971,523
GS Mortgage Securities Corp. II, Series 2007-EOP, Class A1
4.135%, due 03/06/20(3),(4)	2,145,574	1,809,654
GS Residential Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.541%, due 09/25/35	3,240,335	2,567,868
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1
5.146%, due 07/19/35(3)	989,869	737,382
Housing Security, Inc., Series 1992-8, Class B
4.935%, due 06/25/24(3)	440,315	430,688
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336%, due 05/15/47	5,200,000	3,741,168
Series 2007-CB19, Class A4
5.747%, due 02/12/49(3)	3,200,000	2,401,482
Lehman Brothers Mortgage Trust, Series 1991-2, Class A3
8.429%, due 01/20/17(3)	500,143	526,843
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%, due 12/12/49(3)	7,900,000	5,886,928
Series 2007-5, Class A4
5.378%, due 08/12/48	1,600,000	1,179,241
Series 2007-6, Class A4
5.485%, due 03/12/51(3)	7,585,000	5,603,928
Series 2007-8, Class A3
6.156%, due 08/12/49(3)	11,500,000	8,776,803
Morgan Stanley Capital I,
Series 2006-HQ9, Class A4
5.731%, due 07/12/44	1,900,000	1,491,568
Series 2006-IQ12, Class A4
5.332%, due 12/15/43	3,100,000	2,332,182
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A6
3.709%, due 12/25/36(3)	2,293,001	1,224,430
Residential Funding Mortgage Security I,
Series 2004-S2, Class A1
5.250%, due 03/25/34	1,566,396	1,466,897
Series 2004-S9, Class 1A23
5.500%, due 12/25/34	2,300,000	1,594,734
Small Business Administration,
Series 1999-20K, Class 1
7.060%, due 11/01/19	753,523	784,078
Series 2000-20K, Class 1
7.220%, due 11/01/20	881,969	923,907
Series 2001-P10B, Class 1
6.344%, due 08/10/11	682,235	698,534
Series 2002-20K, Class 1
5.080%, due 11/01/22	3,543,329	3,505,708
Series 2003-20I, Class 1
5.130%, due 09/01/23	614,518	605,567
Series 2003-20L, Class 1
4.890%, due 12/01/23	1,847,734	1,798,799
Series 2004-P10A, Class 1
4.504%, due 02/10/14	4,572,851	4,364,369
Series 2005-20H, Class 1
5.110%, due 08/01/25	2,211,192	2,158,598
Series 2007-20D, Class 1
5.320%, due 04/01/27	6,395,909	6,259,682
Structured ARM Loan Trust, Series 2004-8, Class 3A
4.885%, due 07/25/34	1,714,068	1,424,631
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1
4.608%, due 09/19/32(3)	546,094	486,528
Series 2006-AR3, Class 11A1
3.469%, due 04/25/36(3)	2,564,217	1,338,265
Structured Asset Securities Corp., Series 2001-SB1, Class A2
3.375%, due 08/25/31	3,045,082	2,476,698
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4
5.572%, due 10/15/48	7,100,000	5,407,858

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(1) ($)	Value ($)
Collateralized mortgage obligations— (concluded)
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR6, Class A
4.065%, due 06/25/42(3)	93,917	76,702
Series 2005-AR1, Class A1A
3.579%, due 01/25/45(3)	211,638	133,613
Series 2005-AR2, Class 2A1A
3.569%, due 01/25/45(3)	264,414	167,452
Series 2006-AR7, Class 3A
4.198%, due 07/25/46(3)	3,485,894	2,734,443
Series 2006-AR9, Class 1A
3.665%, due 08/25/46(3)	2,564,395	1,281,367
Series 2006-AR9, Class 2A
4.198%, due 08/25/46(3)	1,932,298	1,324,955
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-M, Class A1
4.706%, due 12/25/33(3)	2,327,174	2,049,966
Series 2004-CC, Class A1
4.950%, due 01/25/35(3)	779,711	657,345
Series 2006-AR2, Class 2A1
4.950%, due 03/25/36	3,704,794	2,875,537
Total collateralized mortgage obligations (cost—$271,215,537)		239,347,913

Asset-backed securities—4.10%
Accredited Mortgage Loan Trust, Series 2006-2, Class A1
3.299%, due 09/25/36(3)	474,455	469,740
Chase Issuance Trust, Series 2008-A13, Class A13
4.319%, due 09/15/15(3)	2,200,000	1,897,215
Citibank Omni-S Master Trust, Series 2002-2, Class A
4.780%, due 04/16/13(3)	2,000,000	1,961,562
Countrywide Asset-Backed Certificates,
Series 2006-8, Class 2A1
3.289%, due 01/25/46(3)	331,095	328,842
Series 2007-5, Class 2A1
3.359%, due 09/25/47(3)	1,814,267	1,707,700
CSAB Mortgage Backed Trust, Series 2006-1, Class A6A
6.172%, due 06/25/36(7)	800,000	602,752
Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A
5.380%, due 09/15/29(3)	60,720	44,938
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF8, Class 2A1
3.289%, due 07/25/36(3)	6,551	6,519
Ford Credit Auto Owner Trust,
Series 2008-C, Class A2B
5.460%, due 01/15/11(3)	400,000	389,565
Series 2008-C, Class A3
5.980%, due 06/15/12(3)	4,300,000	3,965,616
Franklin Auto Trust, Series 2008-A, Class A2
5.278%, due 10/20/11(3)	700,000	687,887
Fremont Home Loan Trust, Series 2006-A, Class 2A2
3.359%, due 05/25/36(3)	366,301	359,323
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-AHL1, Class A2A
3.309%, due 05/25/37(3)	1,049,895	1,034,586
Series 2006-RM2, Class A2A
3.289%, due 05/25/37(3)	232,935	229,242

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(1) ($)	Value ($)
Asset-backed securities— (concluded)
Mid-State Trust Series 4, Class A
8.330%, due 04/01/30	453,228	384,282
Morgan Stanley ABS Capital I, Series 2006-WMC2, Class A2A
3.299%, due 07/25/36(3)	493,661	490,575
New Century Home Equity Loan Trust, Series 2006-2, Class A2A
3.329%, due 08/25/36(3)	93,931	93,552
SLC Student Loan Trust, Series 2008-2, Class A2
3.269%, due 06/15/17(3)	8,300,000	7,503,723
SLM Student Loan Trust, Series 2008-9, Class A
5.035%, due 04/25/23(3)	7,800,000	7,118,717
Total asset-backed securities (cost—$31,700,317)		29,276,336

Corporate notes—31.70%
Airlines — 0.48%
Northwest Airlines, Series 2000-1, Class G
7.152%, due 04/01/21(3)	4,188,239	3,417,594
United Air Lines 1991 Equipment Trust
10.360%, due 11/27/12(5),(8)	233,629	1,577
		3,419,171
Automobiles — 0.57%
DaimlerChrysler N.A. Holding
3.249%, due 03/13/09(3)	2,900,000	2,758,738
6.500%, due 11/15/13	500,000	374,791
General Motors Corp.
7.700%, due 04/15/16	3,000,000	930,000
		4,063,529
Banking-non-US — 4.83%
ANZ National International
6.200%, due 07/19/13(4)	4,200,000	3,790,655
Bank of Scotland Group PLC
2.875%, due 12/08/10(3),(4)	200,000	181,112
Barclays Bank PLC
5.450%, due 09/12/12	4,400,000	4,240,012
BNP Paribas
5.186%, due 06/29/15(4),(9),(10)	3,100,000	2,018,376
Credit Agricole
2.859%, due 05/28/10(3),(4)	6,800,000	6,752,012
6.637%, due 05/31/17(4),(9),(10)	900,000	431,199
HBOS PLC
6.657%, due 05/21/37(4),(9),(10)	2,400,000	1,051,800
6.750%, due 05/21/18(4)	500,000	374,783
HSBC Holdings PLC
6.500%, due 05/02/36	2,300,000	1,819,712
6.500%, due 09/15/37	5,900,000	4,652,162
Resona Bank Ltd.
5.850%, due 04/15/16(4),(9),(10)	2,900,000	1,832,542
Royal Bank of Scotland Group PLC
7.640%, due 09/29/17(9),(10)	5,500,000	2,631,574
Santander Perpetual
6.671%, due 10/24/17(4),(9),(10)	6,700,000	4,717,249
		34,493,188

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

		Face
Security description		amount(1) ($)	Value ($)
Corporate notes— (continued)
Banking-US — 7.26%
American Express, Federal Savings Bank
4.608%, due 06/12/09(3)		2,000,000	1,961,366
Bank of America Corp.
5.750%, due 12/01/17		9,600,000	8,268,134
Bank of America N.A.
3.404%, due 05/12/10(3)		700,000	701,996
5.300%, due 03/15/17		3,500,000	2,949,076
6.100%, due 06/15/17		4,400,000	3,846,080
Credit Suisse New York, MTN
5.000%, due 05/15/13		7,300,000	6,583,512
HSBC Bank USA
6.000%, due 08/09/17		4,900,000	4,186,418
JP Morgan Chase Bank N.A.
6.000%, due 10/01/17		400,000	350,157
Wachovia Corp.
5.300%, due 10/15/11		5,000,000	4,719,645
Wachovia Corp. MTN
5.500%, due 05/01/13		5,000,000	4,694,245
Wells Fargo Co.
5.625%, due 12/11/17		15,400,000	13,585,741
			51,846,370
Biotechnology—0.16%
Amgen, Inc.
2.889%, due 11/28/08(3)		1,150,000	1,149,184

Diversified financials — 6.85%
American Express Co.
6.150%, due 08/28/17		7,100,000	5,080,547
American Express Credit Co. MTN
3.986%, due 03/02/09(3)		600,000	578,792
4.659%, due 05/27/10(3)		1,400,000	1,226,620
CIT Group, Inc.
2.925%, due 06/08/09(3)		3,300,000	2,833,736
5.000%, due 11/24/08(11)		4,900,000	4,799,736
General Electric Capital Corp.
5.500%, due 09/15/67(3),(4)	EUR	5,000,000	3,648,009
5.875%, due 01/14/38		5,400,000	3,852,036
Goldman Sachs Group, Inc.
3.294%, due 12/22/08(3)		500,000	495,631
5.250%, due 10/15/13		400,000	341,630
5.625%, due 01/15/17		1,800,000	1,319,002
6.150%, due 04/01/18		1,000,000	828,393
6.250%, due 09/01/17		14,400,000	12,034,296
Hutchison Whampoa International Ltd.
5.450%, due 11/24/10		1,200,000	1,140,000
JP Morgan Chase & Co.
6.000%, due 01/15/18		6,400,000	5,741,325
Lehman Brothers Holdings, Inc.
0.000%, due 11/24/08(3),(8)		900,000	105,750
0.000%, due 01/23/09(3),(8)		1,900,000	223,250
Lehman Brothers Holdings, Inc. MTN
5.625%, due 01/24/13(8)		4,500,000	585,000

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

		Face
Security description		amount(1) ($)	Value ($)
Corporate notes— (continued)
Diversified financials— (concluded)
Merrill Lynch & Co.
6.050%, due 08/15/12		1,500,000	1,365,384
Merrill Lynch & Co. MTN
6.875%, due 04/25/18		1,200,000	1,065,827
Sumitomo Mitsui Banking
5.625%, due 10/15/15(4),(9),(10)		2,300,000	1,633,000
			48,897,964
Diversified manufacturing — 0.71%
General Electric Co.
5.250%, due 12/06/17		6,100,000	5,106,005

Electric utilities — 0.21%
PSE&G Power LLC
5.000%, due 04/01/14		1,800,000	1,464,599

Financial services — 3.66%
Bear Stearns Co., Inc.
3.650%, due 01/31/11(3)		900,000	821,734
6.400%, due 10/02/17		3,800,000	3,377,577
Citigroup Funding, Inc., MTN
3.852%, due 05/07/10(3)		4,800,000	4,482,163
Citigroup, Inc.
2.897%, due 05/18/11(3)		700,000	628,632
3.799%, due 12/28/09(3)		600,000	567,138
4.504%, due 05/15/18(3)		900,000	714,021
5.125%, due 12/12/18	GBP	2,390,000	2,839,757
General Motors Acceptance Corp. LLC
4.054%, due 05/15/09(3)		1,000,000	871,393
7.250%, due 03/02/11		1,300,000	799,994
Morgan Stanley
2.852%, due 05/07/09(3)		1,700,000	1,590,112
2.913%, due 02/09/09(3)		2,000,000	1,980,724
Morgan Stanley, MTN
6.000%, due 04/28/15		6,900,000	5,606,581
SLM Corp.
3.019%, due 03/15/11(3)		2,600,000	1,861,642
			26,141,468
Insurance — 1.09%
American International Group
8.175%, due 05/15/58(3),(4)		6,400,000	1,022,547
8.250%, due 08/15/18(4)		300,000	123,567
Metropolitan Life Global Funding I
2.847%, due 05/17/10(3),(4)		500,000	442,942
Progressive Corp.
6.700%, due 06/15/37(3)		2,800,000	1,667,456
Prudential Financial, Inc. MTN
6.000%, due 12/01/17		6,000,000	4,558,626
			7,815,138
Media — 0.79%
Echostar DBS Corp.
7.000%, due 10/01/13		400,000	332,000

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(1) ($)	Value ($)
Corporate notes— (continued)
Media— (concluded)
Historic TW, Inc.
9.125%, due 01/15/13	1,400,000	1,344,798
Time Warner, Inc.
5.500%, due 11/15/11	3,000,000	2,653,278
Viacom, Inc.
3.169%, due 06/16/09(3)	1,400,000	1,323,673
		5,653,749
Oil refining — 0.26%
Enterprise Products Operating L.P. Series B
4.625%, due 10/15/09	1,000,000	957,137
Valero Energy Corp.
6.625%, due 06/15/37	1,300,000	923,560
		1,880,697
Oil services — 2.26%
Cameron International Corp.
6.375%, due 07/15/18	8,400,000	6,953,696
CITIC Resources Finance
6.750%, due 05/15/14(4)	1,100,000	572,000
El Paso Corp.
7.000%, due 06/15/17	3,500,000	2,671,214
Gaz Capital (Gazprom)
7.288%, due 08/16/37(4)	2,600,000	1,482,000
Kinder Morgan Energy Partners
5.950%, due 02/15/18	1,000,000	782,541
NGPL PipeCo LLC
7.119%, due 12/15/17(4)	2,200,000	1,794,234
Suncor Energy, Inc.
6.100%, due 06/01/18	1,000,000	792,799
6.850%, due 06/01/39	1,500,000	1,071,791
		16,120,275
Paper & packaging — 0.20%
Georgia-Pacific LLC
7.125%, due 01/15/17(4)	2,100,000	1,459,500

Pharmaceuticals — 0.30%
Astrazeneca PLC
5.900%, due 09/15/17	2,300,000	2,122,935

Retail — 0.51%
CVS Caremark Corp.
3.111%, due 06/01/10(3)	1,700,000	1,535,952
Kroger Co.
6.400%, due 08/15/17	1,200,000	1,044,093
Target Corp.
6.000%, due 01/15/18	1,300,000	1,074,983
		3,655,028

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(1) ($)	Value ($)
Corporate notes— (concluded)
Road & rail — 0.15%
Burlington Northern Santa Fe Corp.
6.150%, due 05/01/37	1,400,000	1,096,770

Software — 0.18%
Oracle Corp.
5.750%, due 04/15/18	1,500,000	1,312,544

Telecommunication services — 1.08%
Embarq Corp.
6.738%, due 06/01/13	1,300,000	1,131,000
Telefonica Emisones SAU
3.504%, due 06/19/09(3)	2,800,000	2,696,380
Verizon Communications
5.550%, due 02/15/16	3,400,000	2,966,534
Verizon North, Inc.
5.634%, due 01/01/21(5),(12)	1,000,000	893,120
		7,687,034
Tobacco—0.15%
Reynolds American, Inc.
7.250%, due 06/15/37	1,600,000	1,040,758
Total corporate notes (cost—$288,287,382)		226,425,906

Loan assignments(3)—1.84%
Diversified financials — 0.70%
Chrysler Financial Term Loan
6.820%, due 08/03/12	6,315,053	4,246,873
First Data Corp. B2 Loan
5.948%, due 09/24/14	468,662	346,977
6.512%, due 09/24/14	61,491	45,526
First Data Corp. Loan Term B
5.948%, due 03/12/18	462,328	342,288
		4,981,664
Electric utilities — 0.40%
NRG Energy, Inc. Term Loan
3.762%, due 02/01/13	1,105,521	939,693
NRG Energy, Inc. Term Loan B
5.262%, due 02/01/13	2,153,943	1,879,746
		2,819,439
Forest products — 0.19%
Koch Forest Products, Inc.
4.567%, due 12/20/12	1,416,666	1,180,162
5.454%, due 12/20/12	101,290	84,381
5.512%, due 12/20/12	118,542	98,752
		1,363,295
Health care — 0.25%
Community Health Systems, Inc. Delay-Draw Term Loan
5.954%, due 07/25/14	47,885	38,667
Community Health Systems, Inc. Term Loan
5.060%, due 07/25/14	710,058	573,372
5.954%, due 07/30/16	162,095	130,892

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

		Face
Security Description		amount(1) ($)	Value ($)
Loan assignments(3)— (concluded)
Health care— (concluded)
Community Health Systems, Inc. Term Loan B
5.954%, due 07/02/14		63,825	51,539
HCA, Inc. Loan
6.012%, due 11/16/13		1,190,909	982,262
			1,776,732
Media — 0.24%
Cablevision Term Loan B
4.569%, due 03/29/13		5,081	4,313
4.569%, due 03/30/13		1,976,464	1,718,113
			1,722,426
Publishing — 0.06%
Idearc, Inc. Term Loan B
5.120%, due 11/17/14		46,316	19,221
5.770%, due 11/09/14		1,034,434	434,462
			453,683
Total loan assignments (cost—$16,434,436)			13,117,239

Non-US government obligations—2.61%
Bundesrepublik Deutschland
4.250%, due 07/04/39	EUR	10,500,000	12,891,621
Federal Republic of Brazil
10.250%, due 01/10/28	BRL	18,000,000	5,774,291
Total non-US government obligations (cost—$24,550,950)			18,665,912

Municipal bonds and notes—3.04%
Education — 1.19%
California Educational Facilities Authority Revenue (Clairmont McKenna College)
5.000%, due 01/01/38		200,000	183,860
Clark County School District, Limited Tax (Building), Series A
5.000%, due 06/15/19		300,000	301,806
Keller Independent School District School Building (PSF-GTD)
4.750%, due 08/15/30		1,300,000	1,167,842
Los Angeles Unified School District Refunding, Series A-1 (MBIA Insured)
4.500%, due 07/01/25		3,200,000	2,775,232
4.500%, due 01/01/28		3,800,000	3,214,534
New York City Transitional Finance Authority Building Aid Revenue Fiscal 2008, Series S-1
5.000%, due 01/15/25		100,000	92,499
Will County Community High School District No. 210 Lincoln-Way (Capital Appreciation) (FSA Insured)
4.980%, due 01/01/21(13)		1,600,000	801,616
			8,537,389
Tobacco — 0.62%
Buckeye Tobacco Settlement Financing Authority (Asset Backed Series Turbo), Series A-2
5.875%, due 06/01/47		500,000	317,255
Tobacco Settlement Funding Corp., Louisiana, Series 2001-B
5.875%, due 05/15/39		1,075,000	777,676
Tobacco Settlement Funding Corp., Rhode Island, Series A
6.250%, due 06/01/42		200,000	143,312

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

		Face
Security Description		amount(1) ($)	Value ($)
Municipal bonds and notes— (concluded)
Tobacco— (concluded)
Tobacco Settlement Revenue Management Authority, South Carolina Tobacco Settlement Revenue, Series B
6.375%, due 05/15/30		3,030,000	3,188,863
			4,427,106
Utilities — 1.23%
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Second Generation Resolution, Series AA
5.000%, due 06/15/37		2,800,000	2,543,380
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Series D
4.750%, due 06/15/38		3,200,000	2,625,408
New York City Municipal Water Finance Authority Water & Sewer Revenue Fiscal 2008, Series A
5.000%, due 06/15/38		800,000	729,392
New York City Municipal Water Finance Authority Water & Sewer Revenue, Series DD
5.000%, due 06/15/37		100,000	90,835
Salt River Project Agriculture Improvement & Power District Electric Systems Revenue, Series A
5.000%, due 01/01/38		300,000	279,546
Tennessee Valley Authority
5.375%, due 04/01/56		2,700,000	2,512,296
			8,780,857
Total municipal bonds and notes (cost—$23,813,380)			21,745,352

Short-term US government obligation(14)—0.55%
US Treasury Bills
0.350%, due 11/28/08 (cost—$3,898,976)		3,900,000	3,898,976

Repurchase agreement—1.92%
Repurchase agreement dated 10/31/08 with State Street Bank & Trust Co., 0.010% due 11/03/08, collateralized by $14,030,000 US Treasury Bills, zero coupon due 12/26/08; (value—$13,959,850); proceeds: $13,683,011 (cost—$13,683,000)		13,683,000	13,683,000

		Notional amount(1)
Options*—0.36%
Call options purchased — 0.35%
3 Month LIBOR Interest Rate Swap, strike @ 4.120%, expires 03/16/09(5),(15)	EUR	155,000,000	2,145,449
Japanese Yen Options, strike @ 104.00, expires 03/17/10(5)		2,700,000	308,840
			2,454,289
Put options purchased—0.01%
Japanese Yen Options, strike @ 104.00, expires 03/17/10(5)		2,700,000	94,567
Total options (cost—$559,057)			2,548,856

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Number of
Security Description	shares	Value ($)
Investments of cash collateral from securities loaned—0.58%
Money market funds(16) — 0.58%
BlackRock Liquidity Funds TempFund Institutional Class,
2.868%	1,277,357	1,277,357
UBS Private Money Market Fund LLC,(17)
1.669%	2,900,362	2,900,362
Total money market funds and investments of cash collateral from securities loaned (cost—$4,177,719)		4,177,719
Total investments before investments sold short (cost — $852,253,465)(18),(19)— 104.42%		745,871,527

Investments sold short—(9.59)%
FHLMC TBA
5.000%, TBA	(1,800,000)	(1,703,250)
5.500%, TBA	(40,200,000)	(39,207,542)
FNMA TBA
5.000%, TBA	(25,000,000)	(23,679,700)
5.500%, TBA	(3,000,000)	(2,930,625)
6.000%, TBA	(1,000,000)	(999,375)
Total investments sold short (proceeds—$70,561,711) — (9.59)%		(68,520,492)
Other assets in excess of liabilities — 5.17%		36,965,47[0]
Net assets — 100.00%		714,316,505

*	Non-income producing security.
(1)	In US Dollars unless otherwise indicated.
(2)	Entire amount pledged as collateral for investments sold short.
(3)	Floating rate security. The interest rate shown is the current rate as of October 31, 2008.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 5.65% of net assets as of October 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	Illiquid securities representing 1.47% of net assets as of October 31, 2008.
(6)	Inverse variable rate security. The interest rate shown is the current rate as of October 31, 2008.
(7)	Step-up bond that converts to the noted fixed rate at a designated future date.
(8)	Bond interest in default.
(9)	Perpetual bond security. The maturity date reflects the next call date.
(10)	Variable rate security. The interest rate shown is the current rate as of October 31, 2008, and resets at the next call date.
(11)	Security, or portion thereof, was on loan at October 31, 2008.
(12)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.13% of net assets as of October 31, 2008, is considered illiquid and restricted (see table below for more information).

Illiquid and restricted security	Acquisition date	Acquisition cost ($)	Acquisition cost as a percentage of net assets ($)	Value at 10/31/08 ($)	Value as a percentage of net assets (%)
Verizon North, Inc. 5.634%, 01/01/21	04/25/03	1,000,000	0.14	893,120	0.13

(13)	Zero coupon bond; interest rate represents annualized yield at date of purchase.
(14)	Rate shown is the discount rate at date of purchase.
(15)	3 Month LIBOR (EUR on London Interbank Offered Rate) at October 31, 2008 was 4.769%.
(16)	Rates shown reflect yield at October 31, 2008.
(17)	The table below details the Portfolios’s transaction activity in an affiliated issuer for the three months ended October 31, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		the three months
	Value at	ended	ended	Value at	ended
Security description	07/31/08($)	10/31/08 ($)	10/31/08 ($)	10/31/08 ($)	10/31/08 ($)
UBS Private Money Market Fund LLC	4,558,411	3,757,733	5,415,782	2,900,362	5,380

(18)	Includes $3,973,006 of investments in securities on loan, at value.

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

(19)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2008 were $3,569,789 and $109,951,727, respectively, resulting in net unrealized depreciation of investments of $106,381,938.

ABS	Asset-backed security
ARM	Adjustable Rate Mortgage-The interest rate shown is the current rate as of October 31, 2008.
BRL	Brazilian Real
COFI	Cost of Funds Index
EUR	Euro
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GBP	Great Britain Pound
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
GS	Goldman Sachs
GTD	Guaranteed
MBIA	Municipal Bond Investors Assurance
MTN	Medium Term Note
PSF	Permanent School Fund
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date.  The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Written options(5)

Number of						Unrealized
contracts			Expiration	Premiums	Current	appreciation
(000)	Currency	Call options written	dates	received ($)	value ($)	(depreciation) ($)
34,000	EUR	3 Month LIBOR(15) Interest Rate Swap, strike @ 4.25%	03/16/09	331,356	1,049,133	(717,777)
1,000	USD	Japanese Yen Options, strike @ 104.00	03/17/10	52,625	114,385	(61,760)
				383,981	1,163,518	(779,537)

		Put options written
17,800	USD	3 Month LIBOR(20) Interest Rate Swap, strike @ 5.100%	03/16/09	140,620	80,456	60,164
1,000	USD	Japanese Yen Options, strike @ 104.00	03/10/10	52,625	35,025	17,600
				193,245	115,481	77,764
						(701,773)

(20)	3 Month LIBOR (USD on London Interbank Offered Rate) at October 31, 2008 was 3.026%.

Written option activity for the three months ended October 31, 2008 was as follows:

	Number of	Amounts of
	contracts	Premiums
	(000)	received ($)
Options outstanding at July 31, 2008	90,601	3,401,543
Options terminated in closing purchase transactions	(36,800)	(2,106,800)
Options expired prior to exercise	(1)	(717,517)
Options outstanding at October 31, 2008	53,800	577,226

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Futures contracts(21)

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
82	EUR	90 Day Euribor Futures	December 2010	24,857,757	24,991,631	133,874
43	GBP	90 Day Sterling Futures	December 2009	8,250,842	8,377,214	126,372
355	USD	90 Day Euro Dollar Futures	September 2009	85,346,438	86,429,188	1,082,750
760	USD	90 Day Euro Dollar Futures	December 2009	182,182,125	184,604,000	2,421,875
1,044	USD	90 Day Euro Dollar Futures	March 2010	249,693,300	253,326,600	3,633,300
14	USD	US Treasury Note 5 Year Futures	December 2008	1,566,359	1,585,609	19,250
1,798	USD	US Treasury Note 10 Year Futures	December 2008	208,826,641	203,314,469	(5,512,172)
				760,723,462	762,628,711	1,905,249

		Sale contracts		Proceeds ($)
70	CAD	Canada Government Bond 10 Year Futures	December 2008	6,910,474	6,746,967	163,507
5	EUR	Euro Bund 10 Year Futures	December 2008	723,043	735,026	(11,983)
53	GBP	90 Day Sterling Futures	December 2009	16,056	1,070	14,986
540	USD	90 Day Euro Dollar Futures	March 2011	128,224,500	129,397,500	(1,173,000)
255	USD	90 Day Euro Dollar Futures	June 2011	61,146,025	60,948,187	197,838
				197,020,098	197,828,750	(808,652)
						1,096,597

(21)	Restricted cash of $2,800,200 has been delivered to broker as initial margin for futures contracts.

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Forward foreign currency contracts

					Unrealized
	Contracts to	In		Maturity	appreciation
	deliver	exchange for		dates	(depreciation) ($)
Australian Dollar	2,115,732	USD	1,421,292	11/03/08	15,282
Australian Dollar	516,000	USD	310,374	11/06/08	(32,465)
Australian Dollar	4,728,000	USD	2,851,716	11/06/08	(289,644)
Australian Dollar	2,819,000	USD	1,764,694	11/24/08	(104,910)
Brazilian Real	1,050,624	USD	576,000	12/02/08	96,574
Brazilian Real	2,667,500	USD	1,460,000	12/02/08	242,753
Brazilian Real	7,263,833	USD	4,140,980	12/02/08	826,311
Canadian Dollar	594,000	USD	484,661	11/03/08	(8,163)
Chinese Yuan Renminbi	22,830,015	USD	3,445,000	07/15/09	180,256
Euro	350,000	USD	436,695	11/04/08	(9,397)
Euro	746,000	USD	930,993	11/04/08	(19,821)
Euro	5,117,000	USD	6,409,554	12/04/08	(104,742)
Great Britain Pound	4,653,000	USD	7,756,126	11/03/08	267,822
Great Britain Pound	4,653,000	USD	7,625,816	12/09/08	153,291
Japanese Yen	116,126,000	USD	1,155,138	11/05/08	(23,729)
Japanese Yen	265,700,911	USD	2,713,000	11/05/08	15,706
Japanese Yen	447,309,350	USD	4,572,802	11/05/08	31,890
Malaysian Ringgit	912,600	USD	260,000	11/12/08	3,042
Malaysian Ringgit	1,867,720	USD	530,000	11/12/08	4,113
Malaysian Ringgit	2,006,140	USD	570,000	11/12/08	5,138
Malaysian Ringgit	2,101,360	USD	590,000	11/12/08	(1,672)
Malaysian Ringgit	2,460,000	USD	704,467	11/12/08	11,814
Malaysian Ringgit	3,097,440	USD	870,000	11/12/08	(2,135)
Mexican Peso	104,977,300	USD	9,870,629	11/19/08	1,749,066
Mexican Peso	104,977,300	USD	7,475,685	05/19/09	(322,041)
New Zealand Dollar	11,153,000	USD	6,229,664	11/24/08	(248,495)
Philippine Peso	1,825,200	USD	37,828	11/12/08	529
Philippine Peso	13,356,000	USD	280,000	11/12/08	7,062
Philippine Peso	40,940,000	USD	857,382	11/12/08	20,747
Philippine Peso	44,278,800	USD	930,000	11/12/08	25,135
Philippine Peso	3,000,000	USD	62,073	12/24/10	1,011
Russian Ruble	156,287,460	USD	5,406,000	05/06/09	362,673
Singapore Dollar	367,716	USD	257,847	12/24/10	9,777
United States Dollar	1,418,875	AUD	2,116,000	11/24/08	(15,512)
United States Dollar	510,000	BRL	893,520	12/02/08	(102,264)
United States Dollar	552,188	CAD	594,000	11/03/08	(59,365)
United States Dollar	484,977	CAD	594,000	12/09/08	7,727
United States Dollar	991,000	CNY	6,366,004	07/15/09	(80,647)
United States Dollar	894,000	CNY	5,747,615	07/15/09	(72,078)
United States Dollar	1,800,000	CNY	11,596,500	07/15/09	(141,674)
United States Dollar	2,471,973	EUR	1,917,000	12/04/08	(31,499)
United States Dollar	7,641,850	GBP	4,653,000	11/03/08	(153,546)
United States Dollar	1,345,750	GBP	771,000	11/05/08	(105,018)
United States Dollar	512,949	JPY	50,870,000	11/05/08	3,463
United States Dollar	7,799,205	MXN	104,977,300	11/19/08	322,359
United States Dollar	1,026,017	MYR	3,341,430	11/12/08	(85,183)
United States Dollar	1,352,532	MYR	4,377,470	11/12/08	(119,984)
United States Dollar	1,803,728	MYR	5,835,060	11/12/08	(160,771)
United States Dollar	260,000	MYR	919,035	02/12/09	(859)
United States Dollar	705,174	MYR	2,460,000	02/12/09	(11,526)
United States Dollar	870,000	MYR	3,102,658	02/12/09	4,859
United States Dollar	260,000	MYR	910,910	04/14/09	(2,578)
United States Dollar	310,000	MYR	1,084,380	04/14/09	(3,555)
United States Dollar	530,000	MYR	1,863,480	04/14/09	(3,383)
United States Dollar	590,000	MYR	2,103,030	04/14/09	4,314
United States Dollar	1,132,246	PHP	50,000,000	11/12/08	(110,465)
United States Dollar	1,132,584	PHP	50,400,000	11/12/08	(102,628)
United States Dollar	97,065	PHP	4,300,000	02/06/09	(9,330)
United States Dollar	99,256	PHP	4,400,000	02/06/09	(9,479)
United States Dollar	260,609	PHP	11,700,000	02/06/09	(21,886)
United States Dollar	314,329	PHP	14,080,000	02/06/09	(27,045)
United States Dollar	351,244	PHP	15,700,000	02/06/09	(30,906)
United States Dollar	436,310	PHP	19,801,700	02/06/09	(32,282)
United States Dollar	978,104	PHP	46,640,000	02/06/09	(26,476)
United States Dollar	37,135	PHP	1,825,200	05/06/09	15
United States Dollar	280,000	PHP	13,580,000	05/06/09	(3,592)
United States Dollar	930,000	PHP	44,966,300	05/06/09	(14,754)
United States Dollar	67,024	PHP	3,000,000	12/24/10	(5,962)

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Forward foreign currency contracts

					Unrealized
	Contracts to	In		Maturity	appreciation
	deliver	exchange for		dates	(depreciation) ($)
United States Dollar	6,255,261	RUB	152,644,000	05/06/09	(1,329,507)
United States Dollar	3,771,549	SGD	5,382,000	12/10/08	(138,516)
United States Dollar	266,499	SGD	367,716	12/24/10	(18,429)
United States Dollar	379,892	TWD	11,600,000	02/09/09	(25,948)
United States Dollar	1,044,504	TWD	31,900,000	02/09/09	(71,157)
United States Dollar	716,154	TWD	21,900,000	02/09/09	(47,932)
United States Dollar	2,001,967	TWD	61,811,900	02/09/09	(115,935)
					(86,156)

Currency type abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
RUB	Russian Ruble
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Interest rate swaps(5)

			Rate type
	Notional amount (000)	Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
AUD	2,000	06/15/14	7.250		6.438	(22)	21,673	80,985	102,658
BRL	10,100	01/02/12	13.590	(23)	13.845		(9,878)	(231,194)	(241,072)
BRL	57,400	01/02/12	13.590	(23)	18.000		88,531	93,151	181,682
CAD	78,300	12/20/10	4.000		3.092	(24)	8,709	(2,212,686)	(2,203,977)
CAD	15,000	12/20/13	4.250		3.092	(24)	3,013	(749,304)	(746,291)
CAD	17,100	12/20/13	4.250		3.092	(24)	556,580	(854,207)	(297,627)
EUR	1,200	03/15/12	—	(25)	1.983		(2,461)	23,631	21,170
EUR	2,400	03/15/12	—	(25)	1.948		(1,765)	33,612	31,847
EUR	29,100	06/16/12	4.500		4.806	(26)	(327,725)	(149,027)	(476,752)
EUR	25,600	09/17/13	4.806	(26)	4.000		1,358,390	(103,166)	1,255,224
EUR	32,600	03/18/14	4.806	(26)	4.500		(149,833)	879,546	729,713
EUR	3,800	03/18/39	5.000		4.806	(26)	290,540	(558,353)	(267,813)
EUR	4,800	03/18/39	5.000		4.806	(26)	288,693	(705,289)	(416,596)
EUR	5,400	03/18/39	5.000		4.806	(26)	404,328	(793,450)	(389,122)
GBP	1,800	03/14/10	5.300		5.950	(27)	—	44,204	44,204
GBP	22,100	09/17/13	6.000		5.950	(27)	(107,732)	2,089,623	1,981,891
GBP	79,100	09/17/13	5.000		5.950	(27)	2,277,927	1,943,839	4,221,766
GBP	3,400	03/18/14	5.000		5.950	(27)	(67,742)	105,333	37,591
GBP	13,900	03/18/14	5.000		5.950	(27)	53,463	430,626	484,089
GBP	2,400	09/17/18	5.000		5.950	(27)	(52,826)	(47,033)	(99,859)
GBP	7,500	09/17/18	5.500		5.950	(27)	(138,084)	(620,246)	(758,330)
GBP	38,600	09/17/18	5.000		5.950	(27)	(3,669,120)	(756,439)	(4,425,559)
JPY	3,600,000	06/17/13	1.500		1.030	(28)	496,095	(580,407)	(84,312)
USD	35,600	12/17/10	4.000		3.026	(20)	(213,600)	850,956	637,356
USD	219,000	06/17/11	4.000		3.026	(20)	(1,506,315)	3,348,052	1,841,737
USD	22,400	12/17/13	4.000		3.026	(20)	44,800	94,470	139,270
USD	30,300	12/17/15	5.000		3.026	(20)	681,987	(1,378,846)	(696,859)
USD	1,300	12/17/18	5.000		3.026	(20)	86,645	(54,529)	32,116
USD	7,300	12/17/18	5.000		3.026	(20)	404,553	(306,203)	98,350
USD	7,900	12/17/18	5.000		3.026	(20)	(32,785)	(331,370)	(364,155)
USD	43,700	12/17/18	5.000		3.026	(20)	248,778	(1,833,022)	(1,584,244)
USD	95,400	12/17/18	5.000		3.026	(20)	671,705	(4,001,609)	(3,329,904)
USD	12,100	12/17/38	5.000		3.026	(20)	704,341	(1,031,949)	(327,608)
							2,410,885	(7,280,301)	(4,869,416)

(22)	Rate based on 6 Month LIBOR (AUD on Interbank Offered Rate).
(23)

At the maturity date, the Portfolio will make or receive a payment depending on the movement of the Brazil CETIP (Central of Custody and Settlement of Private Bonds) Interbank Deposit Rate versus the fixed rate set at inception of the swap.

(24)	Rate based on 3 Month LIBOR (CAD on Interbank Offered Rate).
(25)	At the maturity date, the Portfolio will make or receive a payment depending on the movement of the France CPI Excluding Tobacco Index, versus the fixed rate set at inception of the swap.
(26)	Rate based on 6 Month LIBOR (EUR on Interbank Offered Rate).
(27)	Rate based on 6 Month LIBOR (GBP on Interbank Offered Rate).
(28)	Rate based on 6 Month LIBOR (JPY on Interbank Offered Rate).

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	US Dollar

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Credit default swaps(5)

			Rate type
Counterparty	Notional amount (000)		Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received (made)	Value ($)	Unrealized appreciation (depreciation)
Barclays Bank PLC	EUR	500	12/20/13	0.950		0.000	(29)	—	(5,332)	(5,332)
Barclays Bank PLC	EUR	1,700	12/20/13	1.140		0.000	(30)	—	203,361	203,361
Deutsche Bank AG	EUR	1,700	12/20/13	0.760		0.000	(31)	—	28,372	28,372
Barclays Bank PLC	EUR	1,700	12/20/13	0.570		0.000	(32)	—	37,339	37,339
Deutsche Bank AG	EUR	1,700	12/20/13	0.640		0.000	(33)	—	30,471	30,471
BNP Paribus	EUR	1,700	12/20/13	0.920		0.000	(29)	—	(15,153)	(15,153)
Barclays Bank PLC	EUR	2,200	12/20/13	0.071		0.000	(34)	—	80,117	80,117
Royal Bank of Scotland PLC	USD	700	12/20/08	0.000	(35)	0.550		—	(834)	(834)
Royal Bank of Scotland PLC	USD	800	03/20/10	0.000	(36)	8.250		—	78,793	78,793
Deutsche Bank AG	USD	300	09/20/11	0.000	(37)	1.500		—	(33,854)	(33,854)
Citigroup	USD	5,000	12/20/11	2.470		0.000	(38)	—	(199,649)	(199,649)
Deutsche Bank AG	USD	1,000	12/20/12	0.000	(39)	2.870		—	(242,159)	(242,159)
Banque Lehman Brothers SA	USD	1,000	12/20/12	0.000	(39)	2.900		—	(241,405)	(241,405)
Merrill Lynch	USD	12,752	12/20/12	0.000	(40)	1.970		—	(475,528)	(475,528)
Merrill Lynch	USD	19,618	12/20/12	0.000	(40)	2.050		—	(738,440)	(738,440)
Deutsche Bank AG	USD	43,067	12/20/12	0.000	(41)	0.720		—	184,330	184,330
Credit Suisse First Boston	USD	1,400	03/20/13	1.450		0.000	(42)	—	12,992	12,992
Deutsche Bank AG	USD	3,000	03/20/13	0.000	(43)	2.073		—	(289,800)	(289,800)
Barclays Bank PLC	USD	3,900	03/20/13	0.000	(43)	2.030		—	(382,246)	(382,246)
Barclays Bank PLC	USD	15,500	03/20/13	0.000	(44)	1.310		—	(372,609)	(372,609)
Barclays Bank PLC	USD	787	06/20/13	1.550		0.000	(41)	8,567	20,204	28,771
Royal Bank of Scotland PLC	USD	2,100	06/20/13	0.850		0.000	(45)	—	37,828	37,828
Citigroup	USD	5,000	06/20/13	2.910		0.000	(46)	—	(353,162)	(353,162)
Morgan Stanley	USD	7,380	06/20/13	1.550		0.000	(41)	59,103	189,418	248,521
Deutsche Bank AG	USD	22,238	06/20/13	1.550		0.000	(41)	200,247	570,781	771,028
Barclays Bank PLC	USD	400	09/20/13	0.790		0.000	(47)	—	10,500	10,500
Deutsche Bank AG	USD	1,300	09/20/13	0.895		0.000	(48)	—	23,212	23,212
BNP Paribus	USD	1,400	09/20/13	0.790		0.000	(47)	—	36,750	36,750
Royal Bank of Scotland PLC	USD	1,700	09/20/13	0.890		0.000	(48)	—	30,722	30,722
Barclays Bank PLC	USD	3,100	09/20/13	0.770		0.000	(47)	—	84,059	84,059
Barclays Bank PLC	USD	8,300	09/20/13	0.700		0.000	(49)	—	(14,455)	(14,455)
Merrill Lynch	USD	4,600	12/20/13	0.000	(41)	1.500		24,726	(102,950)	(78,224)
Deutsche Bank AG	USD	9,000	12/20/13	0.000	(41)	1.500		70,452	(201,423)	(130,971)
Deutsche Bank AG	USD	1,200	09/20/17	0.775		0.000	(50)	—	11,183	11,183
Deutsche Bank AG	USD	3,200	12/20/17	1.020		0.000	(51)	—	52,617	52,617
Deutsche Bank AG	USD	1,000	06/20/18	1.370		0.000	(52)	(45,996)	36,506	(9,490)
Deutsche Bank AG	USD	8,400	09/20/18	0.820		0.000	(53)	—	927,220	927,220
								317,099	(982,224)	(665,125)

(29)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Monte Dei Paschi Siena bond, 4.375%, due 07/30/13.
(30)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Volvo Treasury AB bond,5.375%, due 01/26/10.
(31)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Solvay SA bond, 4.625%, due 06/27/18.
(32)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Koninklijke Philips Electric bond, 6.125%, due 05/16/11.
(33)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Koninklijke DSM NV bond, 4.000%, due 11/10/15.
(34)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Telenor ASA bond, 5.875%, due 12/05/12.
(35)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Deutsche Bank AG bond, 5.500%, due 05/18/11.
(36)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Bear Stearns Co. bond, 5.300%, due 10/30/15.
(37)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the General Electric Capital Corp. bond, 6.000%, due 06/15/12.
(38)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Wachovia Corp. bond, 5.300%, due 10/15/11.
(39)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the SLM Corp. bond, 5.125%, due 08/27/12.
(40)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the CDX High Yield Index.
(41)	Payment to/from the counterparty will be made/received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the CDX North America Investment Grade Index.
(42)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Historic TW, Inc. bond, 9.125%, due 01/15/13.
(43)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Metlife, Inc. bond, 5.000%, due 06/15/15.

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

(44)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Citigroup, Inc. bond, 6.500%, due 01/18/11.
(45)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Autozone, Inc. bond, 5.875%, due 10/15/12.
(46)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Wachovia Corp. bond, 5.500%, due 05/01/13.
(47)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Deutsche Bank AG London bond, 4.875%, due 05/20/13.
(48)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the DOW Chemical Company bond, 7.375%, due 11/01/29.
(49)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Commerzbank AG bond, 5.500%, due 10/25/11.
(50)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Kroger Co. bond, 6.400%, due 08/15/17.
(51)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Bank of America Corp. bond, 5.750%, due 12/01/17.
(52)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Merrill Lynch & Co. bond, 6.875%, due 04/25/18.
(53)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Cameron International Corp. bond, 6.375%, due 07/15/18.

EUR	Euro
USD	United States Dollar

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	91.0
United Kingdom	2.3
Germany	2.0
France	1.2
Spain	1.0
Brazil	0.8
New Zealand	0.5
Japan	0.5
Canada	0.2
Luxembourg	0.2
Cayman Islands	0.2
Virgin Islands	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount ($)	Value ($)
Municipal bonds and notes—97.72%
Alaska — 2.71%
Alaska Housing Finance Corp. General Housing Series C (MBIA Insured)
5.000%, due 12/01/13	1,110,000	1,164,212
Alaska Housing Finance Corp. Mortgage Series A-2
5.650%, due 12/01/10(1)	970,000	976,858
Alaska International Airports Revenue Refunding Series A (MBIA Insured)
5.500%, due 10/01/15(1)	3,500,000	3,411,555
North Slope Boro Series A (MBIA Insured)
5.000%, due 06/30/16	2,000,000	2,081,220
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement Asset-Backed Bonds
4.750%, due 06/01/15	205,000	208,018
Series A, 4.625%, due 06/01/23	895,000	723,786
		8,565,649
Arizona — 1.40%
Arizona State Transportation Board Excise Tax Revenue Maricopa County Regional Area Road Fund
5.000%, due 07/01/15	2,000,000	2,113,520
Pima County Hospital Revenue St. Joseph Hospital Project (Escrowed to Maturity)
7.500%, due 01/01/09	10,000	10,077
Pima County Industrial Development Authority Single-Family Mortgage Revenue Capital Appreciation Series B (FNMA/GNMA Collateralized)
4.550%, due 09/01/25(1)	930,000	811,685
San Manuel Entertainment Series 04-C
4.500%, due 12/01/16(2)	1,800,000	1,504,008
		4,439,290
Arkansas — 0.00%
Springdale Residential Housing Mortgage Series A (FNMA Collateralized)
7.650%, due 09/01/11	2,545	2,595

California — 5.54%
California State
5.000%, due 03/01/17	2,000,000	2,035,480
5.000%, due 08/01/19	3,000,000	2,976,900
California Statewide Communities Development Authority Pollution Control Revenue Refunding Southern California Edison Company Series A (Mandatory Put 04/01/13 @ 100) (XL Capital Insured)
4.100%, due 04/01/28	1,000,000	948,160

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount ($)	Value ($)
Municipal bonds and notes— (continued)
California— (concluded)
California Statewide Communities Development Authority Revenue St. Joseph Series F (FSA Insured)
5.250%, due 07/01/18	1,500,000	1,544,595
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Asset-Backed Senior Series A-1
4.500%, due 06/01/27	6,400,000	5,094,912
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Enhanced Asset-Backed Series A (AMBAC Insured)
5.000%, due 06/01/20	1,200,000	1,086,336
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Series 2003-A-1 (Pre-refunded with Agency Securities to 06/01/13 @ 100)
6.750%, due 06/01/39	2,500,000	2,820,900
Sacramento Utility District Electric Revenue, White Rock Project (Escrowed to Maturity)
6.750%, due 03/01/10	195,000	202,014
6.800%, due 05/01/10	95,000	99,100
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue Asset-Backed Bonds Series A-1
4.750%, due 06/01/23	895,000	715,893
		17,524,290
Connecticut — 0.63%
Stamford Housing Authority Multi-Family Revenue Refunding Fairfield Apartments Project (Mandatory Put 12/01/08 @ 100)
4.750%, due 12/01/28(1)	2,000,000	1,997,900

District of Columbia — 0.32%
Metropolitan Airport Authority System Refunding Series A (FGIC Insured),
5.750%, due 10/01/14(1)	1,000,000	1,007,070

Florida — 5.20%
Citizens Property Insurance Corp. Refunding Senior Secured High Risk Account Series A (MBIA Insured)
5.000%, due 03/01/14	2,000,000	2,013,260
Florida Department of Children’s & Family Services Certificates of Participation (Florida Civil Commitment Center) (MBIA Insured)
5.000%, due 04/01/14	1,065,000	1,114,522
Florida State Municipal Power Agency Revenue All Requirements Power Series A
5.250%, due 10/01/21	2,000,000	2,004,500
Gainesville Utilities Systems Revenue Series B
6.500%, due 10/01/12	1,795,000	1,981,788

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount ($)	Value ($)
Municipal bonds and notes— (continued)
Florida— (concluded)
Miami-Dade County Aviation Revenue Refunding Miami International Airport Series D (MBIA Insured)
5.250%, due 10/01/14(1)	1,000,000	968,120
Miami-Dade County Water & Sewer Revenue Refunding Systems Series B (FSA Insured)
5.250%, due 10/01/18	2,500,000	2,583,850
Orlando & Orange County Expressway Authority Expressway Revenue Junior Lien (MBIA-IBC/FGIC Insured)
8.250%, due 07/01/16	2,595,000	3,124,536
Tampa Utilities Tax & Special Revenue Refunding Series B (AMBAC Insured)
5.750%, due 10/01/15	1,000,000	1,086,850
Tampa-Hillsborough County Expressway Authority Revenue (AMBAC Insured)
5.000%, due 07/01/14	1,535,000	1,576,783
		16,454,209
Georgia — 1.88%
De Kalb County Water & Sewer Revenue Refunding Series B
5.250%, due 10/01/24	2,000,000	2,058,780
Fulton De Kalb Hospital Authority Hospital Revenue Refunding Certificates (FSA Insured)
5.250%, due 01/01/15	2,000,000	2,116,500
Henry County School District Series A
6.450%, due 08/01/11	870,000	918,050
Main Street Natural Gas, Inc. Gas Project Revenue Series B
5.000%, due 03/15/15	1,000,000	850,780
		5,944,110
Guam — 0.32%
Guam Education Financing Foundation Certificates of Participation, Guam Public Schools Project Series A
5.000%, due 10/01/12	1,000,000	1,008,090

Hawaii — 0.31%
Hawaii State Harbor Systems Revenue Series A (FSA Insured)
5.000%, due 01/01/13(1)	1,000,000	989,940

Idaho — 0.20%
Idaho Housing & Finance Association Single-Family Mortgage
Series G-2, Class III, 5.950%, due 07/01/19(1)	465,000	464,266
Subseries D-3, 5.150%, due 07/01/13(1)	160,000	157,035
		621,301

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount ($)	Value ($)
Municipal bonds and notes— (continued)
Illinois — 8.82%
Belleville St. Clair County (Escrowed to Maturity) (MGIC Insured)
7.250%, due 11/01/09	100,000	103,434
Chicago O’Hare International Airport Revenue Refunding General Airport Third Lien Series B (FGIC Insured)
5.250%, due 01/01/14	1,000,000	1,036,500
Chicago School Finance Authority Refunding Series A (FGIC Insured)
6.250%, due 06/01/09	985,000	1,001,794
Cook County Forest Preservation District (AMBAC Insured)
5.000%, due 11/15/19	5,180,000	5,218,798
Illinois Development Finance Authority Revenue DePaul University Series C
5.500%, due 10/01/13	1,000,000	1,034,270
Illinois Development Finance Authority Revenue Refunding Community Rehabilitation Providers Series A
5.900%, due 07/01/09	585,000	588,873
Illinois Development Finance Authority Revenue School District Program School District No. U-46 (FSA Insured)
5.150%, due 01/01/19	2,000,000	2,050,800
Illinois Educational Facilities Authority Revenue Evangelical Hospital Series A (Escrowed to Maturity)
6.750%, due 04/15/17	660,000	752,143
Illinois Finance Authority Revenue Swedish America Hospital (AMBAC Insured)
5.000%, due 11/15/11	1,170,000	1,203,450
Illinois Health Facilities Authority Revenue Advocate Network (Escrowed to Maturity)
6.000%, due 11/15/10	3,250,000	3,477,728
Illinois Health Facilities Authority Revenue University of Chicago Hospital & Health (MBIA Insured)
5.000%, due 08/15/12	2,000,000	2,054,540
Illinois Health Facilities Authority Revenue Unrefunded Balance Advocate Network
6.000%, due 11/15/10	2,740,000	2,857,135
Illinois Municipal Electric Agency Power Supply Refunding Series C (FGIC Insured)
5.000%, due 02/01/16	1,200,000	1,211,748
Regional Transportation Authority Series A (FSA Insured)
5.750%, due 06/01/18	3,000,000	3,251,520
Springfield Electric Revenue Senior Lien Electric
5.000%, due 03/01/16	2,000,000	2,076,560
		27,919,293

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount ($)	Value ($)
Municipal bonds and notes— (continued)
Indiana — 2.30%
Indiana Health Facility Financing Authority Revenue Ascension Health Subordinated Credit Series A (Mandatory Put 04/01/10 @ 100)
5.000%, due 10/01/27	5,000,000	5,078,400
Indiana University Revenues Student Fees Series S
5.000%, due 08/01/19	1,185,000	1,205,501
Indianapolis Local Public Improvement Bond Bank Airport Authority Series F (AMBAC Insured)
5.250%, due 01/01/13(1)	1,000,000	988,530
		7,272,431
Iowa — 2.82%
Iowa Finance Authority Revenue Revolving Fund
5.250%, due 02/01/14	3,310,000	3,459,248
Tobacco Settlement Authority Asset-Backed Revenue Bonds Series B (Pre-refunded with Agency Securities to 06/01/11 @ 101)
5.600%, due 06/01/35	5,175,000	5,472,925
		8,932,173
Kentucky — 0.48%
Louisville & Jefferson County Regional Airport Authority Airport Systems Revenue Series A (FSA Insured)
5.750%, due 07/01/13(1)	1,505,000	1,511,276

Louisiana — 1.77%
Jefferson Parish Home Mortgage Authority Single-Family Mortgage Revenue Series A (GNMA/FNMA and FHA/VA/USDA Mortgages Insured)
5.125%, due 06/01/26(1)	1,170,000	1,036,784
Louisiana Public Facilities Authority Revenue Hurricane Recovery Project (AMBAC Insured)
5.000%, due 06/01/15	2,880,000	2,929,449
New Orleans Aviation Board Revenue New Orleans Aviation Series B2 Refunding (FSA Insured)
5.000%, due 01/01/12(1)	1,655,000	1,634,892
		5,601,125
Maryland — 0.76%
Maryland Community Development Administration Department Housing & Community Development Series D
4.650%, due 09/01/22(1)	3,000,000	2,398,260

Massachusetts — 4.39%
Massachusetts Bay Transportation Authority Massachusetts Sales Tax Revenue
Series A, 5.000%, due 07/01/22	2,000,000	2,032,600
Series B, 5.250%, due 07/01/21	6,000,000	6,265,260

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount ($)	Value ($)
Municipal bonds and notes— (continued)
Massachusetts— (concluded)
Massachusetts Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology Series M
5.250%, due 07/01/29	1,000,000	1,018,950
Massachusetts Health & Educational Facilities Authority Revenue Partners Healthcare Systems Series G-5, 5.000%, due 07/01/19	1,000,000	952,610
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Waste Management Income Project
5.450%, due 06/01/14(1)	2,000,000	1,783,040
Massachusetts State Housing Finance Agency Series D
3.900%, due 12/01/17(1)	2,000,000	1,831,860
		13,884,320
Michigan — 2.18%
Detroit Sewer Disposal Revenue Second Lien Series D-2 (Mandatory Put 01/01/12 @ 100) (MBIA Insured)
5.500%, due 07/01/32(3)	2,000,000	2,060,060
Detroit Sewer Disposal Revenue Senior Lien Series A (FSA Insured)
5.250%, due 07/01/19	2,500,000	2,555,150
Michigan State Housing Development Authority Series A
4.550%, due 12/01/14(1)	2,395,000	2,282,890
		6,898,100
Minnesota — 0.01%
Moorhead Residential Mortgage (Escrowed to Maturity) (FHA/VA Insured)
7.100%, due 08/01/11	20,000	21,515

Missouri — 3.09%
Missouri State Health & Educational Facilities Authority Health Facilities Revenue St. Lukes Health Systems Series A (FSA Insured)
5.000%, due 11/15/16	2,000,000	2,047,820
5.000%, due 11/15/17	2,500,000	2,544,700
Missouri State Highways & Transit Commission State Road Revenue Second Lien
5.000%, due 05/01/16	2,000,000	2,131,160
Springfield Public Building Corp. Leasehold Revenue Springfield Branson Airport Series B (AMBAC Insured)
5.000%, due 07/01/13(1)	2,075,000	2,022,668
St. Louis Airport Revenue Lambert International Airport Series A (FSA Insured)
5.000%, due 07/01/13	1,000,000	1,039,110
		9,785,458

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount ($)	Value ($)
Municipal bonds and notes— (continued)
Nevada — 1.12%
Clark County Pollution Control Revenue Refunding Series C (Mandatory Put 03/02/09 @ 100)
3.250%, due 06/01/31(1),(3)	2,000,000	1,984,960
Las Vegas Valley Water District Refunding & Improvement Series A
5.000%, due 02/01/17	1,500,000	1,562,130
		3,547,090
New Jersey — 2.94%
New Jersey Transportation Trust Fund Authority Transportation System Series B (AGC-ICC/FGIC Insured)
5.500%, due 12/15/20	1,500,000	1,556,550
Tobacco Settlement Financing Corp. (Pre-refunded with US Government Securities to 06/01/13 @ 100)
6.250%, due 06/01/43	2,000,000	2,243,560
6.750%, due 06/01/39	4,500,000	5,142,870
Tobacco Settlement Financing Corp. Series 1-A
4.500%, due 06/01/23	425,000	342,210
		9,285,190
New York — 5.17%
New York City Industrial Development Agency Special Facility Revenue Terminal One Group Association Project
5.000%, due 01/01/11(1)	4,000,000	3,985,120
New York City Transitional Finance Authority Revenue Refunding Future Tax Secured Series A
5.500%, due 11/01/26(3)	2,000,000	2,085,740
New York State Dorm Authority Lease Revenue, Series B (Mandatory Put 07/01/13 @ 100) (XL Capital Insured)
5.250%, due 07/01/32(3)	1,500,000	1,487,055
New York State Dorm Authority State Personal Income Tax Revenue Education Series D
5.000%, due 03/15/15	2,500,000	2,651,400
New York State Urban Development Corp. Correctional & Youth Facilities Service (Pre-refunded with US Government Securities to 01/01/11 @ 100) Series A
5.500%, due 01/01/17	70,000	74,262
Port Authority of New York & New Jersey (FGIC Insured)
5.000%, due 10/01/13(1)	6,000,000	6,060,900
		16,344,477
North Carolina — 0.33%
Iredell County Certificates of Participation Iredell County School Project (FSA Insured)
5.250%, due 06/01/15	1,000,000	1,056,690

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount ($)	Value ($)
Municipal bonds and notes— (continued)
Ohio — 2.09%
Buckeye Tobacco Settlement Financing Authority Asset-Backed Securities Turbo Series A-2
5.125%, due 06/01/24	2,910,000	2,269,654
Cleveland Waterworks Revenue Refunding First Mortgage Series G (MBIA Insured)
5.500%, due 01/01/13	2,265,000	2,345,974
Franklin County Revenue Refunding Trinity Health Credit Series A
5.000%, due 06/01/11	1,680,000	1,713,180
Ohio Housing Finance Agency Mortgage Revenue Residential Series B-2 (GNMA Collateralized)
5.350%, due 09/01/18(1)	295,000	291,457
		6,620,265
Oklahoma — 0.31%
Oklahoma Development Finance Authority Revenue St. John Health System
5.000%, due 02/15/16	1,000,000	988,690

Pennsylvania — 4.27%
Allegheny County Sanitation Authority Sewer Revenue (Pre-refunded with US Government Securities and a Repurchase Agreement to 12/01/10 @ 101) (MBIA Insured)
5.750%, due 12/01/15	800,000	859,968
Chester County Hospital Authority Revenue (Escrowed to Maturity)
7.500%, due 07/01/09	10,000	10,309
City of Philadelphia (CIFG Insured)
5.000%, due 08/01/17	4,395,000	4,377,112
Lancaster Sewer Authority (Escrowed to Maturity)
6.000%, due 04/01/12	35,000	36,845
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue Refunding Colver Project Series F (AMBAC Insured)
5.000%, due 12/01/12(1)	2,000,000	1,976,180
Pennsylvania Housing Finance Agency Single-Family Mortgage Revenue Series 97A
4.500%, due 10/01/22(1)	3,000,000	2,330,700
Pennsylvania State Higher Educational Facilities Authority Revenue Waynesburg Series J-4 (Mandatory Put 05/01/09 @ 100) (PNC Bank N.A. Insured)
3.300%, due 05/01/32(3)	2,000,000	2,009,420
Pennsylvania State Third Series (FSA Insured)
5.000%, due 09/01/14	1,800,000	1,921,572
		13,522,106
Puerto Rico — 5.86%
Puerto Rico Commonwealth Government Development Bank Senior Notes
Series B, 5.000%, due 12/01/14	1,500,000	1,482,000

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount ($)	Value ($)
Municipal bonds and notes— (continued)
Puerto Rico— (concluded)
Series C, 5.250%, due 01/01/15(1)	1,000,000	957,260
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Refunding Series CC
5.000%, due 07/01/13	1,070,000	1,070,813
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue (Assured Guaranty FSA)
5.500%, due 07/01/25	2,000,000	1,946,680
Puerto Rico Commonwealth Refunding Public Improvement Series A
5.000%, due 07/01/13	1,000,000	999,930
Puerto Rico Commonwealth Refunding Series A (Mandatory Put 07/01/12 @ 100)
5.000%, due 07/01/30(3)	1,000,000	985,480
Puerto Rico Public Buildings Authority Revenue Guaranteed Government Facilities Series N (Commonwealth GTD)
5.500%, due 07/01/18	2,000,000	1,951,580
Puerto Rico Public Buildings Authority Revenue Guaranteed Refunding Government Facilities
Series J (Mandatory Put 07/01/12 @ 100) (Commonwealth GTD),
5.000%, due 07/01/28(3)	3,000,000	2,923,440
Series M (Commonwealth GTD),
5.750%, due 07/01/16	2,000,000	2,035,760
Puerto Rico Public Finance Corp. Refunding Commonwealth Appropriations Series A (Mandatory Put 02/01/12 @ 100) (Government Development Bank for Puerto Rico Insured)
5.750%, due 08/01/27(3)	4,250,000	4,200,743
		18,553,686
South Carolina — 0.11%
South Carolina Housing Finance & Development Authority Mortgage Revenue Series A-2 (FSA Insured)
4.700%, due 07/01/20(1)	380,000	344,128

South Dakota — 0.96%
South Dakota Health & Educational Facilities Authority Revenue Refunding Prairie Lakes Health Care (ACA/CBI Insured)
5.450%, due 04/01/13	3,030,000	3,033,727

Tennessee — 4.65%
Clarksville Natural Gas Acquisition Corp. Gas Revenue
5.000%, due 12/15/14	2,000,000	1,712,840

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount ($)	Value ($)
Municipal bonds and notes— (continued)
Tennessee— (concluded)
Metropolitan Government Nashville & Davidson County Water Sewer Revenue Cab Converter Refunding (FGIC/TCRs)
7.700%, due 01/01/12	8,300,000	8,878,178
Tennessee Energy Acquisition Corp., Series A
5.000%, due 09/01/11	2,500,000	2,347,425
5.000%, due 09/01/13	2,000,000	1,774,660
		14,713,103
Texas — 15.63%
Aldine Independent School District School Building (PSF-GTD)
5.000%, due 02/15/19	1,435,000	1,446,566
Cypress-Fairbanks Independent School District Refunding (PSF-GTD)
5.000%, due 02/15/22	2,000,000	2,008,220
Cypress-Fairbanks Independent School District Schoolhouse (PSF-GTD)
5.000%, due 02/15/18	2,500,000	2,594,800
Dallas-Fort Worth International Airport Revenue Refunding & Improvement Series A (FGIC Insured)
5.750%, due 11/01/13(1)	2,000,000	2,000,000
Dickinson Independent School District Refunding Schoolhouse (PSF-GTD)
5.000%, due 02/15/23	1,920,000	1,912,090
Fort Worth Independent School District (PSF-GTD)
5.000%, due 02/15/15	2,000,000	2,124,160
Harris County Flood Control District Refunding Contract Series A
5.250%, due 10/01/18	2,000,000	2,108,220
Harris County Health Facilities Development Corp. Hospital Revenue Memorial Hospital System Project Series A (MBIA Insured)
6.000%, due 06/01/12	1,000,000	1,045,490
Harris County Hospital District Revenue Refunding Senior Lien Series A (MBIA Insured)
5.000%, due 02/15/18	1,675,000	1,640,780
Houston Texas Airport Systems Revenue (Escrowed to Maturity)
7.600%, due 07/01/10	95,000	99,956
Houston Utilities Systems Revenue Refunding Combined First Lien Series A (FSA Insured)
5.250%, due 11/15/17	2,500,000	2,605,500
Katy Independent School District School Building Series A (PSF-GTD)
5.000%, due 02/15/14	2,000,000	2,102,940
Keller Independent School District Refunding (PSF-GTD)
5.000%, due 08/15/16	1,500,000	1,579,020

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount ($)	Value ($)
Municipal bonds and notes— (continued)
Texas— (concluded)
Klein Independent School District Refunding Schoolhouse Series A (PSF-GTD)
5.000%, due 08/01/19	1,530,000	1,574,752
Lower Colorado River Authority Refunding LCRA Transmission Services (BHAC Insured)
5.000%, due 05/15/20	1,765,000	1,774,143
Midlothian Development Authority Tax Increment Contract Revenue Refunding Series A (Radian Insured)
5.000%, due 11/15/14	560,000	532,997
North Texas Health Facilities Development Corp. Hospital Revenue United Regional Health Care Systems (FSA Insured)
5.000%, due 09/01/21	1,450,000	1,406,224
5.000%, due 09/01/22	1,400,000	1,345,820
Pasadena Independent School District Refunding (PSF-GTD)
5.000%, due 02/15/19	2,000,000	2,059,020
Pasadena Independent School District School Building (PSF-GTD)
5.000%, due 02/15/14	1,160,000	1,232,349
Red River Authority Pollution Control (MBIA Insured)
4.450%, due 06/01/20	2,500,000	2,231,300
Round Rock Independent School District (PSF-GTD)
5.000%, due 08/01/16	2,750,000	2,913,102
San Antonio General Improvement
5.000%, due 02/01/14	3,880,000	4,109,541
Schertz-Cibolo-Universal City Independent School District School Building Series A (PSF-GTD)
5.000%, due 02/01/14	1,500,000	1,584,345
Tarrant County Health Facilities Development Corp. Health Systems Revenue Texas Health Resources Systems Series A (Escrowed to Maturity) (MBIA Insured)
5.750%, due 02/15/15	3,000,000	3,298,440
Texas Municipal Power Agency Revenue (Escrowed to Maturity) (MBIA Insured)
6.100%, due 09/01/13(4)	25,000	20,756
University of Texas Revenue Refunding Financing Systems Series D
5.000%, due 08/15/17	2,000,000	2,101,320
		49,451,851
Utah — 0.22%
Utah State Housing Finance Agency Single-Family Mortgage Series G-3, Class III
5.700%, due 07/01/15(1)	685,000	684,336

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount ($)	Value ($)
Municipal bonds and notes— (concluded)
Virginia — 1.96%
Fairfax County Economic Development Authority Resource Recovery Revenue Refunding Series A (AMBAC Insured)
6.100%, due 02/01/11(1)	2,000,000	2,044,800
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds (Pre-refunded with FNMA obligations to 06/01/15 @ 100)
5.625%, due 06/01/37	3,810,000	4,163,949
		6,208,749
Washington — 5.45%
Energy Northwest Electric Revenue Columbia Station Series A
5.000%, due 07/01/23	2,500,000	2,441,450
Energy Northwest Electric Revenue Refunding Project 1 Series A
5.000%, due 07/01/16	1,515,000	1,584,554
Energy Northwest Electric Revenue Refunding Project 3 Series A
5.500%, due 07/01/13	1,000,000	1,078,220
Port Seattle Revenue Series B (AMBAC Insured)
5.000%, due 10/01/12(1)	1,425,000	1,401,601
Washington Health Care Facilities Authority Overlake Hospital Medical Center Series A (Assured Guaranty Insured)
5.000%, due 07/01/16	1,000,000	1,013,510
Washington State Public Power Supply Systems Nuclear Project No. 1 Revenue Refunding Series B
7.125%, due 07/01/16	3,000,000	3,539,700
Washington State
Series 93-A (Escrowed to Maturity)
5.750%, due 10/01/12	15,000	15,994
Series A-Various Purpose
5.000%, due 07/01/17	2,130,000	2,230,515
5.000%, due 07/01/20	2,625,000	2,657,970
Washington State Unrefunded Balance Series 93-A (FSA Insured)
5.750%, due 10/01/12	1,215,000	1,280,573
		17,244,087
Wisconsin — 1.20%
Badger Tobacco Asset Securitization Corp.
5.500%, due 06/01/10	2,150,000	2,153,117
Badger Tobacco Asset Securitization Corp. Asset-Backed Revenue Bonds
5.750%, due 06/01/11	1,640,000	1,635,605
		3,788,722
Wyoming — 0.32%
Sweetwater County Improvement Projects Joint Powers Board Lease Revenue Bonds (MBIA Insured)
5.000%, due 06/15/13	1,000,000	1,018,280
Total municipal bonds and notes (cost—$324,031,169)		309,183,572

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Security description	Face amount ($)	Value ($)
US government obligations—0.92%
US Treasury Notes
4.750%, due 08/15/17 (cost—$2,967,426)	2,750,000	2,910,704

	Number of Shares
Tax-free money market fund(5)—0.28%
State Street Global Advisors Tax Free Money Market Fund
1.940% (cost—$886,238)	886,238	886,238
Total investments (cost — $327,884,833)(6) — 98.92%		312,980,514
Other assets in excess of liabilities — 1.08%		3,411,648
Net assets — 100.00%		316,392,162

(1)	Security subject to Alternative Minimum Tax.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security, which represents 0.48% of net assets as of October 31, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	Floating rate security. The interest rate shown is the current rate as of October 31, 2008.
(4)	Zero coupon bond; interest rate represents annualized yield at date of purchase.
(5)	Rate shown reflects yield at October 31, 2008.
(6)

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2008 were $528,062 and $15,432,381, respectively, resulting in net unrealized depreciation of investments of $14,904,319.

ACA	American Capital Access
AGC	Associated General Contrators
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CBI	Certificates of Bond Insurance
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GTD	Guaranteed
IBC	Insured Bond Certificate
ICC	International Code Council
MBIA	Municipal Bond Investors Assurance
MGIC	Mortgage Guaranty Insurance Corporation
PSF	Permanent School Fund
TCRs	Transferable Custodial Receipts
USDA	United States Department of Agriculture
VA	Veterans Administration

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Security description		Face amount(1)	Value ($)
Long-term global debt securities —95.72%
Australia — 0.30%
Australia & New Zealand Banking Group Ltd.
4.450%, due 02/05/15(2)	EUR	450,000	549,492
BHP Billiton Finance
4.125%, due 05/05/11	EUR	900,000	1,036,666
			1,586,158
Brazil — 0.73%
Federal Republic of Brazil
8.000%, due 01/15/18	USD	1,050,000	1,050,000
11.000%, due 08/17/40	USD	2,450,000	2,849,350
			3,899,350
Canada — 1.62%
Government of Canada
4.000%, due 06/01/16		910,000	779,393
5.750%, due 06/01/33		1,640,000	1,641,211
Toronto-Dominion Bank
5.375%, due 05/14/15	EUR	4,000,000	4,678,361
Xstrata Canada Financial Corp.
6.250%, due 05/27/15	EUR	1,700,000	1,564,685
			8,663,650
Cayman Islands — 0.10%
Pacific Life Funding LLC
5.125%, due 01/20/15	GBP	400,000	561,276

Czech Republic — 0.34%
CEZ AS
6.000%, due 07/18/14	EUR	1,500,000	1,799,235

Denmark — 0.48%
Dong Energy A/S
3.500%, due 06/29/12	EUR	950,000	1,103,208
Nykredit A/S
4.000%, due 01/01/12		8,613,000	1,449,344
			2,552,552
France — 6.38%
BNP Paribas
3.125%, due 12/06/15(2)		750,000	910,951
5.250%, due 01/23/14(2)		1,900,000	2,355,734
Caisse d’Amortissement de la Dette Sociale
3.625%, due 04/25/15		4,500,000	5,531,181
Credit Agricole (London)
5.971%, due 02/01/18		2,500,000	3,044,006
Dexia Municipal Agency
4.500%, due 04/27/15		7,500,000	9,394,799
Electricite De France
5.375%, due 05/29/20		1,000,000	1,194,036
France Telecom
8.125%, due 01/28/33		350,000	497,348

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Security description		Face amount(1)	Value ($)
Long-term global debt securities — (continued)
France — (concluded)
Republic of France
4.000%, due 04/25/55		1,250,000	1,404,474
5.000%, due 10/25/11		60,000	80,485
5.750%, due 10/25/32		2,520,000	3,632,940
Societe Generale
4.875%, due 12/18/14(2)		2,100,000	2,650,059
5.250%, due 03/28/13		2,750,000	3,470,206
			34,166,219
Germany — 19.56%
Bayerische Landesbank
4.000%, due 01/16/12		7,340,000	9,375,933
5.750%, due 10/23/17		1,550,000	1,600,922
DEPFA Deutsche Pfandbriefbank AG
4.000%, due 03/15/13		6,605,000	7,958,263
Deutsche Bank AG
3.625%, due 03/09/17(2)		4,900,000	5,397,556
4.500%, due 03/07/11		1,700,000	2,150,570
Deutsche Genossenschafts-Hypothekenbank
4.000%, due 10/31/16		4,050,000	4,995,200
Federal Republic of Germany
3.250%, due 07/04/15		1,960,000	2,449,354
3.500%, due 01/04/16		18,134,000	22,829,087
3.750%, due 07/04/13		1,950,000	2,545,219
4.000%, due 07/04/16		605,000	779,507
4.000%, due 01/04/37		3,860,000	4,573,754
4.250%, due 07/04/17		1,510,000	1,975,936
4.750%, due 07/04/28		340,000	439,414
5.000%, due 07/04/12		12,850,000	17,418,616
Kreditanstalt Fuer Wiederaufbau
3.500%, due 04/17/09		5,610,000	7,142,007
5.250%, due 07/04/12		4,100,000	5,471,415
NRW Bank
3.875%, due 01/27/20		2,300,000	2,731,599
SEB AG
4.250%, due 05/07/13		3,900,000	4,991,361
			104,825,713
Ireland — 0.66%
Bank of Ireland Mortgage Bank
3.500%, due 09/22/09		2,550,000	3,208,759
UT2 Funding PLC
5.321%, due 06/30/16		540,000	350,846
			3,559,605
Japan — 20.44%
Bank of Tokyo-Mitsubishi UFJ
3.500%, due 12/16/15(2)	EUR	2,300,000	2,711,070
Development Bank of Japan
1.750%, due 03/17/17		130,000,000	1,349,754
2.300%, due 03/19/26		50,000,000	514,944
Government of Japan
1.400%, due 09/20/15		128,000,000	1,327,911
1.500%, due 09/20/14		648,000,000	6,776,964
1.700%, due 12/20/16		1,755,000,000	18,474,907
1.700%, due 03/20/17		2,046,400,000	21,471,558
1.900%, due 06/20/16		728,800,000	7,800,994

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Security description		Face amount(1)	Value ($)
Long-term global debt securities — (continued)
Japan — (concluded)
2.000%, due 03/20/16		3,483,000,000	37,554,702
2.200%, due 09/20/26		613,000,000	6,353,066
2.300%, due 12/20/36		380,000,000	3,891,430
Japan Finance Corp. Municipal Enterprises
1.900%, due 06/22/18		40,000,000	416,998
Sumitomo Mitsui Banking
4.375%, due 10/15/15(3),(4)	EUR	1,050,000	890,471
			109,534,769
Luxembourg — 6.72%
European Investment Bank
1.400%, due 06/20/17	JPY	42,000,000	414,748
4.500%, due 01/14/13	GBP	1,775,000	2,837,485
4.625%, due 03/21/12	USD	18,500,000	19,253,967
4.750%, due 08/05/10		5,000,000	6,498,845
6.000%, due 12/07/28	GBP	3,200,000	5,684,656
John Deere Bank SA
6.000%, due 06/23/11		1,000,000	1,311,384
			36,001,085
Malaysia — 0.05%
Petronas Capital Ltd.
6.375%, due 05/22/09	EUR	200,000	254,176

Mexico — 0.54%
United Mexican States
5.500%, due 02/17/20	EUR	300,000	294,421
5.625%, due 01/15/17	USD	1,800,000	1,602,000
7.500%, due 03/08/10	EUR	800,000	1,014,541
			2,910,962
Netherlands — 8.73%
Bank Nederlandse Gemeenten
3.750%, due 12/16/13		200,000	251,394
4.375%, due 01/19/15	GBP	660,000	1,039,042
BAT Holdings BV
4.375%, due 09/15/14		1,650,000	1,848,753
Deutsche Telekom International Finance
8.125%, due 05/29/12		955,000	1,286,991
E.ON International Finance BV
5.750%, due 05/29/09		3,000,000	3,817,898
EDP Finance BV
5.375%, due 11/02/12(5)	USD	3,600,000	3,286,076
ELM BV (Swiss Reinsurance Co.)
5.252%, due 05/25/16(3),(4)		700,000	416,659
ENBW International Finance BV
4.875%, due 01/16/25		1,580,000	1,765,091
Generali Finance BV
6.214%, due 06/16/16(3),(4)	GBP	750,000	851,651
Government of the Netherlands
4.250%, due 07/15/13		3,365,000	4,411,134
5.500%, due 01/15/28		1,830,500	2,533,239
7.500%, due 01/15/23		2,020,000	3,341,509

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Security description		Face amount(1)	Value ($)
Long-term global debt securities — (continued)
Netherlands — (concluded)
ING Bank NV
4.250%, due 03/19/13		7,500,000	9,484,602
6.125%, due 05/29/23(2)		800,000	856,338
Linde Finance BV
4.750%, due 04/24/17		1,040,000	1,150,682
Rabobank Nederland
5.000%, due 01/25/12	USD	6,700,000	7,155,412
RWE Finance BV
5.125%, due 07/23/18		900,000	1,130,090
Siemens Financieringsmat
6.125%, due 09/14/66(2)	GBP	350,000	374,430
Urenco Finance NV
5.375%, due 05/22/15		1,500,000	1,792,335
			46,793,326
Norway — 1.85%
DnB NOR Boligkreditt
4.125%, due 02/01/13	EUR	7,370,000	9,236,841
Statkraft AS
4.625%, due 09/22/17	EUR	600,000	673,734
			9,910,575
Peru — 0.22%
Republic of Peru
7.350%, due 07/21/25	USD	400,000	338,000
8.750%, due 11/21/33	USD	900,000	819,000
			1,157,000
Philippines — 0.62%
Republic of Philippines
8.375%, due 02/15/11	USD	2,000,000	2,040,000
10.625%, due 03/16/25	USD	1,200,000	1,284,000
			3,324,000
Russia — 1.48%
Gaz Capital (Gazprom)
4.560%, due 12/09/12	EUR	3,200,000	2,854,991
8.625%, due 04/28/34	USD	100,000	67,500
Russian Federation
7.500%, due 03/31/30(6)	USD	5,428,500	4,559,940
Russian Ministry of Finance
3.000%, due 05/14/11	USD	500,000	477,997
			7,960,428
Singapore — 0.32%
DBS Bank Ltd.
5.000%, due 11/15/19(2),(5)	USD	1,250,000	972,613
United Overseas Bank Ltd.
5.375%, due 09/03/19(2),(5)	USD	1,000,000	735,570
			1,708,183

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Security description		Face amount(1)	Value ($)
Long-term global debt securities — (continued)
Spain — 1.49%
Santander International Debt SA
5.625%, due 02/14/12		3,000,000	3,744,659
Santander Issuances
4.500%, due 09/30/19(2)		1,600,000	1,728,811
Telefonica Emisiones SAU
6.221%, due 07/03/17	USD	3,000,000	2,532,060
			8,005,530
Sweden — 5.80%
Kingdom of Sweden
3.500%, due 12/01/15		18,800,000	3,151,665
4.500%, due 08/12/15		15,460,000	2,135,512
6.750%, due 05/05/14		11,320,000	1,715,943
Nordea Bank AB
4.000%, due 09/30/16(2)	EUR	1,900,000	2,258,202
Skandinaviska Enskilda
4.500%, due 04/25/13	EUR	3,880,000	4,970,161
Sweden Government Bond
3.750%, due 08/12/17		68,050,000	8,927,178
5.000%, due 12/01/20		54,100,000	7,935,131
			31,093,792
Switzerland — 0.65%
Credit Suisse London
5.125%, due 09/18/17	EUR	3,000,000	3,462,784

United Kingdom — 7.73%
Anglian Water Services Finance
6.250%, due 06/27/16	EUR	900,000	1,102,530
Aviva PLC
5.250%, due 10/02/23(2)	EUR	1,500,000	1,453,384
Barclays Bank PLC
4.250%, due 10/27/11	EUR	2,200,000	2,823,396
4.500%, due 03/04/19(2)	EUR	2,200,000	2,320,603
6.000%, due 01/23/18	EUR	3,550,000	4,201,436
HBOS PLC
6.750%, due 05/21/18(5)	USD	1,200,000	899,479
HSBC Holdings PLC
3.625%, due 06/29/20(2)	EUR	1,050,000	1,090,433
6.250%, due 03/19/18	EUR	4,000,000	5,002,744
Lloyds TSB Bank PLC
5.625%, due 03/05/18(2)	EUR	1,800,000	2,187,739
National Grid Gas PLC
5.125%, due 05/14/13	EUR	1,700,000	2,094,062
Network Rail Infrastructure Finance
4.875%, due 11/27/15		705,000	1,140,654
Royal Bank of Scotland Group PLC
5.250%, due 05/15/13	EUR	2,300,000	2,802,591
6.934%, due 04/09/18	EUR	1,850,000	2,140,542
Scottish & Southern Energy
6.125%, due 07/29/13	EUR	900,000	1,132,974
Standard Chartered Bank
3.625%, due 02/03/17(2)	EUR	1,400,000	1,554,864

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Security description		Face amount(1)	Value ($)
Long-term global debt securities — (concluded)
United Kingdom — (concluded)
United Kingdom Treasury Bonds
4.000%, due 09/07/16		364,000	571,990
4.250%, due 12/07/55		2,920,000	4,647,515
4.750%, due 09/07/15		1,288,000	2,130,198
5.000%, due 03/07/25		1,315,000	2,137,944
			41,435,078
United States — 8.91%
Bank of America Corp.
4.000%, due 03/28/18(2)	EUR	2,600,000	2,555,330
5.650%, due 05/01/18		500,000	429,766
5.750%, due 12/01/17		5,000,000	4,306,320
Bank of New York Mellon
4.500%, due 04/01/13		1,820,000	1,707,599
5.125%, due 08/27/13		500,000	476,539
Citigroup, Inc.
2.400%, due 10/31/25	JPY	46,100,000	370,430
Goldman Sachs Group, Inc.
6.150%, due 04/01/18		100,000	82,839
IBM Corp.
5.700%, due 09/14/17		3,000,000	2,725,158
Inter-American Development Bank
4.750%, due 10/19/12		6,000,000	6,218,622
5.125%, due 09/13/16		12,000,000	12,320,148
JP Morgan Chase & Co.
6.000%, due 01/15/18		1,500,000	1,345,623
JP Morgan Chase Bank N.A.
4.625%, due 05/29/17(2)	EUR	1,000,000	1,100,826
6.000%, due 10/01/17		4,850,000	4,245,651
Philip Morris International, Inc.
5.650%, due 05/16/18		1,200,000	1,026,546
Procter & Gamble Co.
4.875%, due 05/11/27	EUR	1,610,000	1,703,714
US Treasury Inflation Index Notes (TIPS)
3.875%, due 01/15/09		1,870,484	1,847,834
US Treasury Notes
3.500%, due 02/15/18		200,000	194,547
3.875%, due 05/15/18		200,000	199,672
4.000%, due 08/15/18		1,430,000	1,431,899
Vodafone Group PLC
5.625%, due 02/27/17		980,000	799,974
Wells Fargo & Co.
4.375%, due 01/31/13		2,200,000	2,031,159
Wells Fargo Bank N.A.
5.750%, due 05/16/16		700,000	627,194
			47,747,390
Total long-term global debt securities (cost—$555,082,899)			512,912,836

		Number of shares
Money market funds(7) — 0.00%
BlackRock Liquidity Funds TempFund Institutional Class,
2.868%		3	3

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

	Number of
	shares	Value ($)
Money market funds(7) — (concluded)
UBS Private Money Market Fund LLC, (8)
1.669%	107	107
Total money market funds (cost—$110)		110

	Face amount(1)
Repurchase agreement—2.84%
Repurchase agreement dated 10/31/08 with State Street Bank & Trust Co., .010% due 11/03/08, collateralized by $7,867,842 Federal Home Loan Bank obligations, 2.190% to 2.560% due 12/26/08 to 01/23/09 and $7,597,198 Federal Home Loan Mortgage Corp. obligations, zero coupon due 01/23/09 to 03/31/09; (value — $15,516,277); proceeds: $15,212,013 (cost—$15,212,000)	15,212,000	15,212,000
Total investments (cost — $570,295,009)(9)— 98.56%		528,124,946
Other assets in excess of liabilities — 1.44%		7,704,820
Net assets — 100.00%		535,829,766

Note: The portfolio of investments is listed by the issuer’s country of origin.
(1)	In local currency unless otherwise indicated.
(2)	Floating rate security. The interest rate shown is the current rate as of October 31, 2008.
(3)	Variable rate security. The interest rate shown is the current rate as of October 31, 2008, and resets at the next call date.
(4)	Perpetual bond security. The maturity date reflects the next call date.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 1.10% of net assets as of October 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)	Step-up bond that converts to the noted fixed rate at a designated future date.
(7)	Rates shown reflect yield at October 31, 2008.
(8)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		the three months
	Value at	ended	ended	Value at	ended
Security description	07/31/08 ($)	10/31/08 ($)	10/31/08 ($)	10/31/08 ($)	10/31/08 ($)
UBS Private Money Market Fund LLC	0	8,284,550	8,284,443	107	2,206

(9)

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2008 were $21,029,419 and $63,199,482, respectively, resulting in net unrealized depreciation of investments of $42,170,063.

EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

USD	United States Dollar

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Futures contracts (10)

Number of			Expiration		Current	Unrealized appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
713	AUD	Australia Bond 10 Year Futures	December 2008	49,280,176	50,639,292	1,359,116
173	CAD	Canada Government Bond 10 Year Futures	December 2008	17,107,351	16,873,800	(233,551)
324	EUR	Euro Bund 10 Year Futures	December 2008	47,388,826	47,905,710	516,884
22	JPY	Japan Government Bond 10 Year Futures	December 2008	30,933,079	30,745,973	(187,106)
452	USD	US Treasury Note 2 Year Futures	December 2008	95,909,402	97,102,312	1,192,910
				240,618,834	243,267,087	2,648,253

		Sale contracts		Proceeds ($)
24	EUR	Euro Bobl 5 Year Futures	December 2008	3,325,539	3,435,010	(109,471)
194	GBP	United Kingdom Long Gilt 10 Year Futures	December 2008	35,000,967	34,848,838	152,129
126	USD	US Treasury Bond 20 Year Futures	December 2008	14,827,343	14,253,750	573,593
283	USD	US Treasury Note 5 Year Futures	December 2008	31,677,645	32,051,961	(374,316)
1,159	USD	US Treasury Note 10 Year Futures	December 2008	133,781,920	131,057,547	2,724,373
				218,613,414	215,647,106	2,966,308
						5,614,561

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

(10)	Restricted cash of $14,427,325 has been delivered to broker as initial margin for futures contracts.

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Forward foreign currency contracts

					Unrealized
	Contracts to	In		Maturity	appreciation
	deliver	exchange for		dates	(depreciation) ($)
Australian Dollar	33,661,149	EUR	19,747,822	12/09/08	2,845,265
Australian Dollar	633,000	USD	523,514	12/09/08	104,282
Brazilian Real	6,660,000	USD	3,857,515	09/17/08	175,414
Canadian Dollar	20,529,257	GBP	20,282,797	12/09/08	(1,778,509)
Canadian Dollar	7,205,992	NOK	37,004,932	12/09/08	(497,825)
Canadian Dollar	8,674,204	USD	8,153,443	12/09/08	958,473
Canadian Dollar	239,000	USD	206,425	12/09/08	8,183
Canadian Dollar	292,000	USD	251,905	12/09/08	9,700
Danish Krone	61,492,797	GBP	6,513,515	12/09/08	(40,124)
Euro	4,828,468	CAD	7,508,268	12/09/08	81,251
Euro	3,826	CHF	6,129	12/09/08	417
Euro	8,028,101	DKK	59,919,334	12/09/08	12,147
Euro	6,517,452	GBP	5,295,886	12/09/08	208,293
Euro	6,545,161	GBP	5,295,886	12/09/08	173,020
Euro	6,165,945	JPY	906,440,895	12/09/08	1,364,953
Euro	50,394,464	JPY	8,016,096,281	12/09/08	17,333,470
Euro	12,323,277	NOK	98,493,787	12/09/08	(1,103,510)
Euro	222,000	USD	325,826	12/09/08	43,221
Euro	212,000	USD	308,286	12/09/08	38,412
Euro	97,000	USD	141,037	12/09/08	17,557
Euro	4,393,754	USD	5,572,511	12/09/08	(20,714)
Euro	1,735,638	USD	2,549,640	12/09/08	340,183
Euro	219,000	USD	320,439	12/09/08	41,654
Great Britain Pound	11,350,104	AUD	24,480,473	12/09/08	(2,014,511)
Great Britain Pound	10,886,058	EUR	13,598,929	12/09/08	(171,197)
Great Britain Pound	29,117,707	EUR	36,872,139	12/09/08	176,196
Great Britain Pound	461,470	JPY	92,998,801	12/09/08	204,252
Great Britain Pound	1,707,597	NZD	4,494,396	12/09/08	(136,703)
Great Britain Pound	321,000	USD	524,890	12/09/08	9,377
Great Britain Pound	289,683	USD	509,259	12/09/08	44,040
Great Britain Pound	575,000	USD	1,006,674	12/09/08	83,248
Indian Rupee	695,250,000	USD	15,388,446	09/17/08	559,610
Indian Rupee	86,480,000	USD	1,685,770	02/25/09	(45,657)
Indian Rupee	28,500,000	USD	562,930	02/25/09	(7,672)
Indian Rupee	434,800,000	USD	8,534,024	02/25/09	(171,160)
Japanese Yen	985,845,066	AUD	10,556,217	12/09/08	(3,030,001)
Japanese Yen	941,724,932	EUR	6,165,946	12/09/08	(1,723,622)
Japanese Yen	1,691,056,664	USD	15,443,440	12/09/08	(1,746,514)
Japanese Yen	1,489,605,419	USD	14,223,632	12/09/08	(918,527)
Japanese Yen	875,516,800	USD	8,560,000	12/09/08	(339,816)
Japanese Yen	310,000,000	USD	3,081,843	12/09/08	(69,373)
New Zealand Dollar	3,989,400	USD	2,798,025	12/09/08	485,170
Norwegian Krone	6,466,958	GBP	640,788	12/09/08	71,518
Norwegian Krone	35,380,144	SEK	41,695,500	12/09/08	129,127
Norwegian Krone	43,480	USD	7,694	12/09/08	1,256
Singapore Dollar	25,450,000	USD	17,751,273	09/17/08	22,876
South Korean Won	1,550,000,000	USD	1,395,140	09/17/08	58,356
Swedish Krona	155,064	EUR	16,509	12/09/08	1,053
Swedish Krona	117,023,708	USD	18,243,337	12/09/08	3,177,765
Swedish Krona	350,590	USD	54,883	12/09/08	9,748
Swedish Krona	61,975,531	USD	8,763,092	12/09/08	784,395
Taiwan Dollar	349,700,000	USD	10,928,125	09/17/08	28,102
United States Dollar	36,355,155	AUD	42,386,796	12/09/08	(8,282,607)
United States Dollar	3,354,284	AUD	4,000,000	12/09/08	(705,105)
United States Dollar	1,419,100	AUD	1,878,000	12/09/08	(175,311)
United States Dollar	3,716,933	BRL	6,660,000	09/17/08	(34,832)
United States Dollar	361,272	BRL	750,000	02/25/09	(24,922)
United States Dollar	2,726,885	BRL	5,120,000	02/25/09	(430,737)
United States Dollar	3,715,067	BRL	6,660,000	02/25/09	(728,280)
United States Dollar	639,114	CAD	666,000	12/09/08	(86,689)
United States Dollar	5,689,278	CNY	39,000,000	02/25/09	(75,124)

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

					Unrealized
	Contracts to	In		Maturity	appreciation
	deliver	exchange for		dates	(depreciation) ($)
United States Dollar	4,748,596	DKK	24,230,469	12/09/08	(610,981)
United States Dollar	38,655,943	EUR	26,412,361	12/09/08	(5,033,156)
United States Dollar	8,865,703	EUR	6,476,989	12/09/08	(620,532)
United States Dollar	15,039,224	EUR	11,130,862	12/09/08	(869,700)
United States Dollar	3,073,884	EUR	2,190,000	12/09/08	(286,026)
United States Dollar	10,873,563	EUR	8,337,375	12/09/08	(260,131)
United States Dollar	4,542,555	EUR	3,173,000	12/09/08	(503,344)
United States Dollar	474,136	GBP	268,000	12/09/08	(43,739)
United States Dollar	22,541,998	GBP	12,224,511	12/09/08	(2,909,940)
United States Dollar	1,067,880	GBP	600,000	12/09/08	(104,305)
United States Dollar	2,108,133	GBP	1,209,000	12/09/08	(166,529)
United States Dollar	3,100,000	GBP	1,736,695	12/09/08	(310,940)
United States Dollar	1,086,318	GBP	600,000	12/09/08	(122,743)
United States Dollar	17,255,072	INR	695,250,000	09/17/08	(2,426,236)
United States Dollar	8,239,783	INR	383,800,000	02/25/09	(555,675)
United States Dollar	619,027	INR	28,500,000	02/25/09	(48,425)
United States Dollar	1,884,096	INR	86,480,000	02/25/09	(152,669)
United States Dollar	15,153,662	INR	695,250,000	02/25/09	(1,233,976)
United States Dollar	1,109,178	INR	51,000,000	02/25/09	(88,101)
United States Dollar	12,160,710	JPY	1,197,793,855	12/09/08	15,121
United States Dollar	3,268,112	JPY	333,740,000	12/09/08	124,427
United States Dollar	14,223,633	JPY	1,494,349,106	12/09/08	966,747
United States Dollar	1,568,508	KRW	1,550,000,000	09/17/08	(231,725)
United States Dollar	7,696,920	KRW	8,472,000,000	02/25/09	(1,042,101)
United States Dollar	1,392,783	KRW	1,550,000,000	02/25/09	(175,246)
United States Dollar	2,393,760	KRW	2,670,000,000	02/25/09	(296,455)
United States Dollar	2,881,014	MYR	10,000,000	02/25/09	(59,970)
United States Dollar	16,179,017	NOK	88,466,867	12/09/08	(3,079,750)
United States Dollar	5,989,083	RUB	159,100,000	02/25/09	(667,868)
United States Dollar	18,514,477	SGD	25,450,000	09/17/08	(786,080)
United States Dollar	17,872,819	SGD	25,450,000	02/25/09	(630,849)
United States Dollar	2,230,984	SGD	3,180,000	02/25/09	(76,585)
United States Dollar	11,826,175	TWD	349,700,000	09/17/08	(926,152)
United States Dollar	11,012,439	TWD	349,700,000	02/25/09	(332,863)
					(18,303,555)

CURRENCY TYPE ABBREVIATIONS:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
NOK	Norwegian Krone
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2008 (unaudited)

Investments by type of issuer

	Percentage of total investments (%)
	Long-term	Short-term
Government and other public issuers	54.70	—
Repurchase agreement	—	2.88
Banks and other financial institutions	35.63	—
Industrial	6.79	—
Money market funds	—	0.00	(11)
	97.12	2.88

(11)         Weighting represent less than 0.005% of total investments as of October 31, 2008.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2008 (unaudited)

		Face
Security description		amount(1)	Value ($)
Corporate bonds—89.48%
Aerospace & defense — 2.42%
Alliant Techsystems, Inc.
6.750%, due 04/01/16		1,825,000	1,505,625
BE Aerospace, Inc.
8.500%, due 07/01/18		450,000	387,000
Hexcel Corp.
6.750%, due 02/01/15		1,190,000	904,400
			2,797,025
Airlines — 0.28%
American Airlines, Inc., Series 2001-1, Class B
7.377%, due 05/23/19		467,913	210,561
Continental Airlines, Inc.
7.033%, due 06/15/11		163,376	111,095
			321,656
Apparel/textiles — 0.58%
Phillips Van Heusen
8.125%, due 05/01/13		780,000	670,800

Auto & truck — 1.94%
Ford Motor Co.
7.450%, due 07/16/31		2,280,000	718,200
General Motors
8.375%, due 07/05/33	EUR	400,000	158,044
8.375%, due 07/15/33		4,185,000	1,360,125
			2,236,369
Beverages — 1.76%
Constellation Brands, Inc.
7.250%, due 09/01/16		740,000	614,200
7.250%, due 05/15/17		335,000	278,050
8.375%, due 12/15/14		470,000	418,300
Constellation Brands, Inc., Series B
8.125%, due 01/15/12		800,000	720,000
			2,030,550
Building & construction — 0.35%
K. Hovnanian Enterprises
6.500%, due 01/15/14		640,000	192,000
7.750%, due 05/15/13		80,000	24,000
PERI GmbH
5.625%, due 12/15/11	EUR	150,000	139,563
William Lyon Homes, Inc.
10.750%, due 04/01/13		200,000	48,000
			403,563
Building materials — 0.87%
Interface, Inc.
10.375%, due 02/01/10		1,030,000	1,004,250

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2008 (unaudited)

		Face
Security description		amount(1)	Value ($)
Corporate bonds— (continued)
Building products — 0.41%
Nortek, Inc.
8.500%, due 09/01/14		455,000	163,800
US Concrete, Inc.
8.375%, due 04/01/14		500,000	312,500
			476,300
Building products-cement — 0.49%
Texas Industries, Inc.
7.250%, due 07/15/13		727,000	570,695

Cable — 2.42%
CCH I Holdings LLC
9.920%, due 04/01/14		710,000	177,500
Central Euro Media Enterprises
8.250%, due 05/15/12	EUR	100,000	84,120
Charter Communications Operating LLC
8.000%, due 04/30/12(2)		180,000	138,600
8.375%, due 04/30/14(2)		960,000	696,000
DIRECTV Holdings Finance
6.375%, due 06/15/15		360,000	298,800
8.375%, due 03/15/13		1,090,000	1,021,875
EchoStar DBS Corp.
6.375%, due 10/01/11		370,000	329,300
NTL Cable PLC
9.750%, due 04/15/14	GBP	50,000	45,062
			2,791,257
Car rental — 0.88%
Avis Budget Car Rental
7.625%, due 05/15/14		460,000	165,600
Europcar Groupe SA
8.465%, due 05/15/13(3)	EUR	300,000	152,946
Hertz Corp.
8.875%, due 01/01/14		950,000	693,500
			1,012,046
Chemicals — 7.64%
Chemtura Corp.
6.875%, due 06/01/16		555,000	346,875
Degussa AG
5.125%, due 12/10/13	EUR	560,000	622,388
Hexion US Finance Corp./Nova Scotia
9.750%, due 11/15/14		630,000	400,050
Huntsman International LLC
6.875%, due 11/15/13	EUR	200,000	180,986
Huntsman LLC
11.500%, due 07/15/12		1,810,000	1,800,950
11.625%, due 10/15/10		100,000	99,000
Innophos, Inc.
8.875%, due 08/15/14		960,000	844,800

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2008 (unaudited)

		Face
Security description		amount(1)	Value ($)
Corporate bonds— (continued)
Chemicals— (concluded)
Invista
9.250%, due 05/01/12(2)		675,000	560,250
Koppers Holdings, Inc.
9.875%, due 11/15/14(4)		410,000	328,000
Koppers, Inc.
9.875%, due 10/15/13		915,000	823,500
Mosaic Co.
7.375%, due 12/01/14(2)		830,000	725,570
7.625%, due 12/01/16(2)		480,000	419,170
Nalco Co.
7.750%, due 11/15/11		1,115,000	1,014,650
9.000%, due 11/15/13	EUR	430,000	397,341
Rockwood Specialties Group
7.625%, due 11/15/14	EUR	270,000	247,772
			8,811,302
Commercial services — 3.31%
Ashtead Holdings PLC
8.625%, due 08/01/15(2)		490,000	308,700
Corrections Corp. of America
6.250%, due 03/15/13		430,000	370,875
6.750%, due 01/31/14		685,000	592,525
Iron Mountain, Inc.
6.750%, due 10/15/18	EUR	495,000	435,322
7.750%, due 01/15/15		1,735,000	1,492,100
United Rentals North America, Inc.
6.500%, due 02/15/12		880,000	616,000
			3,815,522
Communications equipment — 2.41%
American Tower Corp.
7.000%, due 10/15/17(2)		530,000	461,100
7.125%, due 10/15/12		1,860,000	1,725,150
7.500%, due 05/01/12		630,000	589,050
			2,775,300
Containers & packaging — 4.87%
Ball Corp.
6.625%, due 03/15/18		310,000	254,200
6.875%, due 12/15/12		1,370,000	1,260,400
Crown Americas
7.625%, due 11/15/13		1,180,000	1,038,400
7.750%, due 11/15/15		410,000	357,725
Crown Euro Holdings SA
6.250%, due 09/01/11	EUR	440,000	471,073
IFCO Systems NV
10.375%, due 10/15/10	EUR	215,000	232,924

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2008 (unaudited)

		Face
Security description		amount(1)	Value ($)
Corporate bonds— (continued)
Containers & packaging— (concluded)
Owens-Brockway Glass Container, Inc.
6.750%, due 12/01/14	EUR	435,000	393,645
6.750%, due 12/01/14		1,860,000	1,608,900
			5,617,267
Diversified operations — 0.91%
SPX Corp.
7.625%, due 12/15/14(2)		900,000	756,000
Stena AB
5.875%, due 02/01/19	EUR	450,000	298,245
			1,054,245
Electric utilities — 2.87%
Dynegy Holdings, Inc.
8.750%, due 02/15/12		280,000	243,600
Edison Mission Energy
7.500%, due 06/15/13		1,585,000	1,335,363
NRG Energy, Inc.
7.250%, due 02/01/14		1,980,000	1,732,500
			3,311,463
Electric-generation — 0.67%
Allegheny Energy Supply
8.250%, due 04/15/12(2)		625,000	571,875
Intergen NV
8.500%, due 06/30/17	EUR	205,000	203,800
			775,675
Electronics — 2.11%
Itron, Inc.
7.750%, due 05/15/12		950,000	826,500
L-3 Communications Corp., Series B
6.375%, due 10/15/15		1,935,000	1,606,050
UCAR Finance, Inc.
10.250%, due 02/15/12		6,000	5,715
			2,438,265
Energy — 2.89%
Arch Western Finance
6.750%, due 07/01/13		1,835,000	1,541,400
Foundation PA Coal Co.
7.250%, due 08/01/14		1,160,000	925,100
Massey Energy Co.
6.875%, due 12/15/13		1,065,000	862,650
			3,329,150
Finance-captive automotive — 5.43%
Ford Motor Credit Co.
7.000%, due 10/01/13		785,000	434,855
Ford Motor Credit Co. LLC
8.000%, due 12/15/16		5,430,000	2,973,859

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(1)	Value ($)
Corporate bonds— (continued)
Finance-captive automotive— (concluded)
GMAC LLC
6.625%, due 05/15/12	3,465,000	1,920,383
6.875%, due 08/28/12	1,700,000	930,408
		6,259,505
Finance-other — 0.69%
American Real Estate Partners Finance
7.125%, due 02/15/13	1,050,000	661,500
KAR Holdings, Inc.
10.000%, due 05/01/15	235,000	132,775
		794,275
Financial services — 0.76%
Bear Stearns Cos., Inc.
7.000%, due 02/02/17(2),(5)	320,000	297,600
Morgan Stanley
6.750%, due 04/15/11	615,000	573,869
		871,469
Food — 0.61%
Smithfield Foods, Inc.
7.000%, due 08/01/11	1,005,000	703,500

Gaming — 4.82%
Harrah’s Operating Co., Inc.
10.750%, due 02/01/16(2)	1,905,000	619,125
Mandalay Resort Group
6.375%, due 12/15/11	790,000	474,000
9.375%, due 02/15/10	685,000	452,100
MGM Mirage, Inc.
6.000%, due 10/01/09	890,000	792,100
7.500%, due 06/01/16	600,000	354,000
Mohegan Tribal Gaming
6.125%, due 02/15/13	1,070,000	727,600
Pinnacle Entertainment, Inc.
7.500%, due 06/15/15	660,000	412,500
River Rock Entertainment
9.750%, due 11/01/11	490,000	429,975
Station Casinos
6.000%, due 04/01/12	575,000	211,313
Wynn Las Vegas LLC Corp.
6.625%, due 12/01/14	1,475,000	1,087,812
		5,560,525
Health care providers & services — 1.58%
HCA, Inc.
6.500%, due 02/15/16	3,030,000	1,780,125
9.250%, due 11/15/16	55,000	46,750
		1,826,875

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2008 (unaudited)

		Face
Security description		amount(1)	Value ($)
Corporate bonds— (continued)
Hotels, restaurants & leisure — 0.29%
TUI AG
5.125%, due 12/10/12	EUR	380,000	339,030

Industrial products & services — 2.16%
Allied Waste North America, Inc.
6.875%, due 06/01/17		550,000	478,500
7.875%, due 04/15/13		315,000	292,950
Allied Waste North America, Series B
5.750%, due 02/15/11		1,865,000	1,715,800
			2,487,250
Machinery — 0.95%
Terex Corp.
7.375%, due 01/15/14		1,410,000	1,092,750

Machinery-agriculture & construction — 1.34%
Case Corp.
7.250%, due 01/15/16		625,000	459,375
Case New Holland, Inc.
6.000%, due 06/01/09		1,140,000	1,088,700
			1,548,075
Manufacturing-diversified — 1.64%
American Railcar Industries, Inc.
7.500%, due 03/01/14		1,235,000	975,650
Bombardier, Inc.
7.250%, due 11/15/16	EUR	250,000	200,742
RBS Global & Rexnord Corp.
9.500%, due 08/01/14		1,040,000	717,600
			1,893,992
Media — 1.17%
Lamar Media Corp.
6.625%, due 08/15/15		285,000	209,475
7.250%, due 01/01/13		1,135,000	890,975
Series C, 6.625%, due 08/15/15		105,000	77,175
Lighthouse International Co. SA
8.000%, due 04/30/14	EUR	275,000	171,746
			1,349,371
Medical products — 2.08%
Bausch & Lomb, Inc.
9.875%, due 11/01/15(2)		975,000	767,812
FMC Finance III SA
6.875%, due 07/15/17		1,295,000	1,029,525
Fresenius Medical Capital Trust IV
7.375%, due 06/15/11	EUR	500,000	602,225
			2,399,562
Metals — 3.44%
California Steel Industries
6.125%, due 03/15/14		1,280,000	934,400

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2008 (unaudited)

		Face
Security description		amount(1)	Value ($)
Corporate bonds— (continued)
Metals— (concluded)
Century Aluminum Co.
7.500%, due 08/15/14		1,255,000	803,200
Freeport-McMoRan Copper & Gold, Inc.
8.250%, due 04/01/15		770,000	616,000
8.375%, due 04/01/17		535,000	419,975
Novelis, Inc.
7.250%, due 02/15/15(4)		1,450,000	971,500
RathGibson, Inc.
11.250%, due 02/15/14		335,000	226,125
			3,971,200
Oil & gas — 12.65%
Chesapeake Energy Corp.
6.250%, due 01/15/17	EUR	515,000	393,836
6.375%, due 06/15/15		2,185,000	1,676,987
7.500%, due 09/15/13		595,000	499,800
7.500%, due 06/15/14		515,000	423,588
Compton Petroleum Finance Corp.
7.625%, due 12/01/13		895,000	519,100
Delta Petroleum Corp.
7.000%, due 04/01/15		1,275,000	602,437
Denbury Resources, Inc.
7.500%, due 12/15/15		1,040,000	722,800
El Paso Corp.
6.875%, due 06/15/14		2,055,000	1,635,659
Forest Oil Corp.
8.000%, due 12/15/11		800,000	712,000
Hilcorp Energy Co.
9.000%, due 06/01/16(2)		510,000	372,300
Inergy LP
6.875%, due 12/15/14		1,475,000	1,091,500
Linn Energy LLC
9.875%, due 07/01/18(2)		610,000	411,750
Markwest Energy Partners
8.500%, due 07/15/16		900,000	661,500
Pacific Energy Partners
6.250%, due 09/15/15		65,000	49,768
Range Resources Corp.
7.375%, due 07/15/13		1,300,000	1,134,250
Regency Energy Partners
8.375%, due 12/15/13		1,198,000	910,480
Southwestern Energy Co.
7.500%, due 02/01/18(2)		465,000	381,300
Swift Energy Co.
7.625%, due 07/15/11		305,000	257,725
Targa Resources, Inc.
8.500%, due 11/01/13		625,000	431,250
Targa Resources Partners
8.250%, due 07/01/16(2)		445,000	275,900

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(1)	Value ($)
Corporate bonds— (continued)
Oil & gas— (concluded)
Tenaska Alabama Partners
7.000%, due 06/30/21(2)	246,700	197,617
Williams Cos., Inc.
7.125%, due 09/01/11	55,000	49,500
8.125%, due 03/15/12	90,000	81,900
Williams Partners LP
7.500%, due 06/15/11	1,270,000	1,104,900
		14,597,847
Oil equipment — 0.17%
National-Oilwell Varco, Inc., Series B
6.125%, due 08/15/15	220,000	192,215

Oil refining — 2.88%
Frontier Oil Corp.
6.625%, due 10/01/11	1,455,000	1,287,675
Petroplus Finance Ltd.
6.750%, due 05/01/14(2)	800,000	536,000
7.000%, due 05/01/17(2)	445,000	291,475
Tesoro Corp.
6.250%, due 11/01/12	1,445,000	1,105,425
6.500%, due 06/01/17	160,000	107,200
		3,327,775
Oil services — 2.55%
Basic Energy Services
7.125%, due 04/15/16	1,115,000	735,900
CIE Generale de Geophysique
7.500%, due 05/15/15	1,270,000	850,900
Helix Energy Solutions
9.500%, due 01/15/16(2)	730,000	467,200
Hornbeck Offshore Services, Series B
6.125%, due 12/01/14	1,205,000	885,675
		2,939,675
Publishing — 0.16%
Idearc, Inc.
8.000%, due 11/15/16	640,000	88,800
R.H. Donnelley, Inc.
11.750%, due 05/15/15(2)	257,000	100,230
		189,030
Real estate investment trust — 0.03%
Ventas Realty LP Capital Corp.
6.750%, due 06/01/10	40,000	37,800

Retail — 0.37%
Neiman Marcus Group, Inc.
9.000%, due 10/15/15	625,000	428,125

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2008 (unaudited)

		Face
Security description		amount(1)	Value ($)
Corporate bonds— (concluded)
Special purpose entity — 0.28%
Barry Callebaut Services NV
6.000%, due 07/13/17	EUR	340,000	320,677

Steel — 0.56%
Mueller Water Products
7.375%, due 06/01/17		990,000	648,450

Telecommunication services — 1.26%
Nordic Telephone Co. Holdings
10.463%, due 05/01/16(3)	EUR	535,000	454,305
Qwest Corp.
6.500%, due 06/01/17		490,000	350,350
8.875%, due 03/15/12		265,000	231,875
Rogers Communications
8.000%, due 12/15/12		45,000	41,963
Softbank Corp.
7.750%, due 10/15/13	EUR	400,000	369,619
			1,448,112
Telecommunications equipment — 0.19%
Alcatel-Lucent
4.375%, due 02/17/09	EUR	180,000	217,948

Transportation services — 1.34%
Bristow Group, Inc.
6.125%, due 06/15/13		1,247,000	960,190
PHI, Inc.
7.125%, due 04/15/13		805,000	591,675
			1,551,865
Total corporate bonds (cost—$137,188,053)			103,239,598

Loan assignments(3)—6.16%
Biotechnology — 0.20%
Invitrogen Term Loan
6.000%, due 06/11/15		250,000	231,100

Commercial services — 0.89%
Aramark Term Loan
5.637%, due 01/30/14		450,223	376,162

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(1)	Value ($)
Loan assignments(3)— (concluded)
Commercial services— (concluded)
Aramark Term Loan B
4.676%, due 01/17/14	28,603	23,897
5.637%, due 01/26/14	713,891	596,456
4.676%, due 01/26/14	45,353	35,829
		1,032,344

Computer software & services — 1.25%
Sungard Term Loan B
4.553%, due 02/28/14(3)	1,890,380	1,442,549

Machinery — 0.70%
Charter Per Loan
4.800%, due 04/30/14	1,100,000	812,460

Paper & packaging — 2.50%
Aleris International Term Loan
6.313%, due 12/19/13	1,117,157	713,863
Georgia Pacific Corp. Term Loan
5.512%, due 12/23/13	129,339	107,571
Georgia Pacific First Lien B Term Loan B
4.868%, due 02/15/14	101,979	84,816
Georgia Pacific Term Loan A
4.567%, due 12/23/10	1,490,683	1,239,801
Lyondell Bassell Term Loan B2
8.044%, due 05/22/15	1,243,750	734,932
		2,880,983
Wireless telecommunication services — 0.62%
MetroPCS Term Loan
5.375%, due 11/15/13	316,158	257,827
MetroPCS Wireless, Inc. Term Loan
5.063%, due 11/15/13	556,616	453,920
		711,747
Total loan assignments (cost—$8,596,021)		7,111,183

Asset-backed security—0.40%
Commercial services — 0.40%
Rutland Rated Investments, Series DRYD-1A, Class A1AL
3.554%, due 06/20/13(2),(3) (cost—$1,001,081)	1,440,000	458,550

Repurchase agreement—3.08%
Repurchase agreement dated 10/31/08 with State Street Bank & Trust Co., 0.010% due 11/03/08, collateralized by $1,834,554 Federal Home Loan Bank obligations, 2.190% to 2.560% due 12/26/08 to 01/23/09 and $1,771,448 Federal Home Loan Mortgage Corp. obligations, zero coupon due 01/23/09 to 03/31/09, (value—$3,617,949); proceeds: $3,547,003 (cost—$3,547,000)	3,547,000	3,547,000

	Number of
	shares
Money market funds(6) — 0.00%
BlackRock Liquidity Funds TempFund Institutional Class,
2.868%	437	437

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2008 (unaudited)

	Number of
Security description	shares	Value ($)
Money market funds(6)— (concluded)
UBS Private Money Market Fund LLC,(7)
1.669%	1,293	1,293
Total money market funds (cost—$1,730)		1,730
Total investments (cost — $150,333,885)(8)— 99.12%		114,358,061
Other assets in excess of liabilities — 0.88%		1,016,626
Net assets — 100.00%		115,374,687

(1)	In US Dollars unless otherwise indicated.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 8.51% of net assets as of October 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	Floating rate security. The interest rate shown is the current rate as of October 31, 2008.
(4)	Denotes a step-up bond that converts to the noted fixed rate at a designated future date.
(5)	Variable rate security. The interest rate shown is the current rate as of October 31, 2008, and resets periodically.
(6)	Rates shown reflect yield at October 31, 2008.
(7)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/08 ($)	10/31/08 ($)	10/31/08 ($)	10/31/08 ($)	10/31/08 ($)
UBS Private Money Market Fund LLC	296,274	1,978,765	2,273,746	1,293	1,007

(8)

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2008 were $579,404 and $36,555,228, respectively, resulting in net unrealized depreciation of investments of $35,975,824.

EUR	Euro
GBP	Great Britain Pound
GMAC	General Motors Acceptance Corporation

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2008 (unaudited)

Forward foreign currency contracts

	Contracts to	In		Maturity	Unrealized
	deliver	exchange for		dates	depreciation ($)
Euro	5,700,000	USD	7,153,500	12/12/08	(102,311)

Currency type abbreviation:

USD    US Dollar

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	92.6
Canada	1.5
France	1.5
Germany	1.0
Bermuda	0.8
Cayman Islands	0.4
Denmark	0.4
Netherlands	0.4
Japan	0.3
United Kingdom	0.3
Belgium	0.3
Sweden	0.3
Luxembourg	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to Portfolio’s annual report to shareholders dated July 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks—99.14%

	Number of
Security description	shares	Value ($)
Aerospace & defense—3.15%
L-3 Communications Holdings, Inc.	69,925	5,675,812
Lockheed Martin Corp.	50,400	4,286,520
Northrop Grumman Corp.	265,550	12,451,640
United Technologies Corp.	181,398	9,969,634
		32,383,606
Auto components—1.02%
Magna International, Inc., Class A	309,275	10,456,588

Banks—7.99%
Bank of America Corp.	1,649,300	39,863,581
Bank of New York Mellon Corp.	315,850	10,296,710
Comerica, Inc.	306,300	8,450,817
National City Corp.	1,799,775	4,859,392
PNC Financial Services Group, Inc.	141,200	9,413,804
Wells Fargo & Co.	270,500	9,210,525
		82,094,829
Beverages—2.69%
Coca-Cola Co.	289,050	12,735,543
PepsiCo, Inc.	261,600	14,913,816
		27,649,359
Biotechnology—0.52%
Amgen, Inc.*	89,975	5,388,603

Building products—0.45%
Masco Corp.	453,050	4,598,458

Chemicals—1.40%
E.I. du Pont de Nemours and Co.	449,400	14,380,800

Communications equipment—4.26%
Alcatel-Lucent, ADR*	5,311,525	13,650,619
Cisco Systems, Inc.*	1,359,000	24,149,430
Motorola, Inc.	1,113,000	5,976,810
		43,776,859
Computers & peripherals—3.40%
Dell, Inc.*	396,925	4,822,639
EMC Corp.*	702,600	8,276,628
Hewlett-Packard Co.	343,050	13,131,954
International Business Machines Corp.	92,950	8,641,561
		34,872,782
Diversified financials—10.18%
Capital One Financial Corp.	691,500	27,051,480
Citigroup, Inc.	1,521,300	20,765,745
Federal Home Loan Mortgage Corp.	978,350	1,007,701
Federal National Mortgage Association	614,600	569,734
Franklin Resources, Inc.	61,700	4,195,600
JPMorgan Chase & Co.	902,143	37,213,399
Morgan Stanley	266,150	4,649,640

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Diversified financials— (concluded)
State Street Corp.	209,000	9,060,150
		104,513,449
Diversified telecommunication services—1.76%
AT&T, Inc.	329,900	8,831,423
Verizon Communications, Inc.	310,301	9,206,631
		18,038,054
Electrical equipment—0.56%
Emerson Electric Co.	124,300	4,068,339
Tyco Electronics Ltd.	86,600	1,683,504
		5,751,843
Electric utilities—3.40%
Dominion Resources, Inc.	236,200	8,569,336
Exelon Corp.	171,900	9,323,856
PG&E Corp.	243,300	8,921,811
Wisconsin Energy Corp.	185,225	8,057,287
		34,872,290
Energy equipment & services—0.79%
Baker Hughes, Inc.	231,250	8,082,188

Food & drug retailing—2.49%
CVS Corp.	833,050	25,532,982

Food products—2.04%
General Mills, Inc.	129,500	8,772,330
Kraft Foods, Inc., Class A	176,300	5,137,382
Sara Lee Corp.	626,275	7,001,754
		20,911,466
Gas utilities—1.06%
Sempra Energy	254,950	10,858,321

Health care equipment & supplies—0.84%
Covidien Ltd.	195,100	8,640,979

Health care providers & services—1.25%
AmerisourceBergen Corp.	410,525	12,837,117

Hotels, restaurants & leisure—0.81%
InterContinental Hotels Group PLC, ADR	459,689	3,957,922
McDonald’s Corp.	74,400	4,309,992
		8,267,914
Household durables—0.69%
Whirlpool Corp.	153,000	7,137,450

Household products—1.58%
Colgate-Palmolive Co.	133,100	8,353,356
Kimberly-Clark Corp.	128,400	7,869,636
		16,222,992

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Industrial conglomerates—0.58%
General Electric Co.	303,233	5,916,076

Insurance—7.03%
ACE Ltd.	426,800	24,481,248
Allstate Corp.	415,400	10,962,406
Berkshire Hathaway, Inc., Class B*	1,179	4,527,360
Fidelity National Financial, Inc., Class A	609,275	5,489,568
MetLife, Inc.	524,200	17,413,924
Torchmark Corp.	222,675	9,301,134
		72,175,640
Internet software & services—0.83%
Automatic Data Processing, Inc.	242,600	8,478,870

IT consulting & services—1.78%
Accenture Ltd., Class A	289,900	9,581,195
Affiliated Computer Services, Inc., Class A*	212,650	8,718,650
		18,299,845
Leisure equipment & products—0.85%
Mattel, Inc.	578,225	8,684,940

Machinery—0.47%
ITT Industries, Inc.	108,200	4,814,900

Media—3.61%
News Corp., Class A	1,147,802	12,212,613
Omnicom Group, Inc.	197,375	5,830,458
Viacom, Inc., Class B*	493,300	9,974,526
Walt Disney Co.	349,500	9,052,050
		37,069,647
Metals & mining—0.39%
Freeport-McMoRan Copper & Gold, Inc., Class B	139,010	4,045,191

Multi-line retail—2.81%
J.C. Penney Co., Inc. (Holding Co.)	473,900	11,335,688
Kohl’s Corp.*	135,400	4,756,602
Target Corp.	209,000	8,385,080
Wal-Mart Stores, Inc.	79,100	4,414,571
		28,891,941
Oil & gas—7.99%
Apache Corp.	56,602	4,660,043
BP PLC, ADR	150,175	7,463,698
ConocoPhillips	168,400	8,760,168
Devon Energy Corp.	66,400	5,369,104
Exxon Mobil Corp.	121,462	9,002,763
Marathon Oil Corp.	212,700	6,189,570
Murphy Oil Corp.	87,706	4,441,432
Occidental Petroleum Corp.	471,097	26,164,727
Total SA, ADR	94,450	5,236,308

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (concluded)

	Number of
Security description	shares	Value ($)
Oil & gas— (concluded)
Transocean, Inc.	58,200	4,791,606
		82,079,419
Pharmaceuticals—9.92%
Bristol-Myers Squibb Co.	473,275	9,725,801
Johnson & Johnson	547,200	33,565,248
Novartis AG, ADR	231,300	11,793,987
Schering-Plough Corp.	1,235,900	17,908,191
Wyeth	898,350	28,908,903
		101,902,130
Semiconductor equipment & products—1.41%
Texas Instruments, Inc.	740,800	14,490,048

Software—3.66%
CA, Inc.	709,450	12,628,210
Microsoft Corp.	698,350	15,594,155
Oracle Corp.*	510,000	9,327,900
		37,550,265
Specialty retail—2.42%
Home Depot, Inc.	318,600	7,515,774
Lowe’s Cos., Inc.	799,300	17,344,810
		24,860,584
Textiles & apparel—0.90%
Nike, Inc., Class B	161,200	9,289,956

Tobacco—0.88%
Philip Morris International, Inc.	207,300	9,011,331

Wireless telecommunication services—1.28%
Vodafone Group PLC, ADR	682,400	13,149,848
Total common stocks (cost—$1,364,476,035)		1,017,979,560

	Face amount ($)
Repurchase agreement—0.78%
Repurchase agreement dated 10/31/08 with State Street Bank & Trust Co., 0.010% due 11/03/08, collateralized by $2,681,232 Federal Home Loan Bank obligations, 2.190% to 2.560% due 12/26/08 to 01/23/09, $2,589,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 01/23/09 to 03/31/09 and $2,950,000 Federal National Mortgage Association obligations, 5.625% due 07/15/37; (value—$8,201,541); proceeds: $8,039,007 (cost—$8,039,000)	8,039,000	8,039,000
Total investments (cost — $1,372,515,035)(1)— 99.92%		1,026,018,560
Other assets in excess of liabilities — 0.08%		820,968
Net assets — 100.00%		1,026,839,528

*	Non-income producing security.

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

(1)

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2008 were $9,479,303 and $355,975,778, respectively, resulting in net unrealized depreciation of investments of $346,496,475.

Note: The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2008. There are no investments in affiliated issuers at October 31, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/08 ($)	10/31/08 ($)	10/31/08 ($)	10/31/08 ($)	10/31/08 ($)
UBS Private Money Market Fund LLC	53,422,826	231,772,022	285,194,848	0	123,296

ADR	American Depositary Receipt

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	88.9
Switzerland	3.5
United Kingdom	2.4
Bermuda	1.9
France	1.8
Canada	1.0
Cayman Islands	0.5
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks—95.96%

	Number of
Security description	shares	Value ($)
Aerospace & defense—5.21%
General Dynamics Corp.	282,823	17,059,883
L-3 Communications Holdings, Inc.	5,861	475,737
Lockheed Martin Corp.	216,727	18,432,631
Northrop Grumman Corp.	4,700	220,383
Precision Castparts Corp.	65,840	4,267,091
Raytheon Co.	150,260	7,679,789
		48,135,514
Air freight & couriers—1.03%
Expeditors International of Washington, Inc.	151,900	4,959,535
United Parcel Service, Inc., Class B	86,400	4,560,192
		9,519,727
Auto components—0.01%
BorgWarner, Inc.	6,288	141,291

Banks—3.08%
Bank of America Corp.	269,996	6,525,804
Bank of Hawaii Corp.	58,945	2,989,101
Bank of New York Mellon Corp.	87,300	2,845,980
Hudson City Bancorp, Inc.	86,000	1,617,660
Northern Trust Corp.	10,442	587,989
US Bancorp	201,237	5,998,875
Wells Fargo & Co.	231,526	7,883,460
		28,448,869
Beverages—0.86%
Coca-Cola Co.	28,078	1,237,117
PepsiCo, Inc.	117,713	6,710,818
		7,947,935
Biotechnology—5.47%
Alexion Pharmaceuticals, Inc.*	21,662	882,726
Celgene Corp.*	47,460	3,049,780
Genentech, Inc.*	327,808	27,188,396
Genzyme Corp.*	56,880	4,145,414
Gilead Sciences, Inc.*	28,167	1,291,457
Martek Biosciences Corp.*	141,657	4,225,628
Myriad Genetics, Inc.*	59,900	3,779,091
OSI Pharmaceuticals, Inc.*	25,300	960,135
Sequenom, Inc.*	119,800	2,156,400
United Therapeutics Corp.*	28,486	2,484,834
Vertex Pharmaceuticals, Inc.*	15,100	395,771
		50,559,632
Chemicals—3.21%
Air Products & Chemicals, Inc.	93,820	5,453,757
CF Industries Holdings, Inc.	30,978	1,988,478
Monsanto Co.	182,429	16,232,532
Praxair, Inc.	64,800	4,221,720

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Chemicals— (concluded)
The Mosaic Co.	44,500	1,753,745
		29,650,232
Commercial services & supplies—2.96%
Apollo Group, Inc., Class A*	97,701	6,791,197
Darling International, Inc.*	128,752	970,790
Hewitt Associates, Inc., Class A*	5,158	143,857
Manpower, Inc.	74,730	2,326,345
MasterCard, Inc., Class A	78,961	11,672,015
Watson Wyatt Worldwide, Inc., Class A	45,867	1,947,971
Weight Watchers International, Inc.	111,200	3,478,336
		27,330,511
Communications equipment—4.52%
Cisco Systems, Inc.*	519,064	9,223,767
InterDigital, Inc.*	163,023	3,550,641
Plantronics, Inc.	212,166	3,063,677
QUALCOMM, Inc.	479,889	18,360,553
Research In Motion Ltd.*	150,810	7,605,349
		41,803,987
Computers & peripherals—6.31%
Apple, Inc.*	197,679	21,268,283
Hewlett-Packard Co.	399,218	15,282,065
International Business Machines Corp.	162,709	15,127,056
NVIDIA Corp.*	24,189	211,896
Seagate Technology	473,400	3,204,918
Teradata Corp.*	210,000	3,231,900
		58,326,118
Construction & engineering—1.32%
Comfort Systems USA, Inc.	70,738	659,986
Fluor Corp.	174,170	6,954,608
Foster Wheeler Ltd.*	168,200	4,608,680
		12,223,274
Diversified financials—6.61%
CME Group, Inc.	23,100	6,517,665
Goldman Sachs Group, Inc.	78,071	7,221,568
Intercontinental Exchange, Inc.*	93,100	7,965,636
JPMorgan Chase & Co.	155,610	6,418,913
Knight Capital Group, Inc., Class A*	114,394	1,654,137
Moody’s Corp.	19,500	499,200
Raymond James Financial, Inc.	71,400	1,662,906
Visa, Inc., Class A Shares	355,524	19,678,253
Western Union Co.	625,117	9,539,285
		61,157,563
Electrical equipment—0.35%
ABB Ltd., ADR(1)	244,390	3,213,728

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Electric utilities—0.60%
Dominion Resources, Inc.	121,977	4,425,325
Exelon Corp.	21,070	1,142,837
		5,568,162
Energy equipment & services—2.42%
Cameron International Corp.*	146,103	3,544,459
FMC Technologies, Inc.*	7,498	262,355
Halliburton Co.	231,930	4,589,895
National-Oilwell Varco, Inc.*	22,107	660,778
Schlumberger Ltd.	86,264	4,455,536
Transocean, Inc.	107,838	8,878,302
		22,391,325
Food & drug retailing—1.60%
CVS Caremark Corp.	232,789	7,134,983
Safeway, Inc.	36,700	780,609
Terra Industries, Inc.	123,415	2,713,896
Walgreen Co.	165,000	4,200,900
		14,830,388
Food products—1.04%
Herbalife Ltd.	97,352	2,378,309
Nestle SA, ADR	189,100	7,270,895
		9,649,204
Health care equipment & supplies—1.88%
Covidien Ltd.	160,520	7,109,431
Medtronic, Inc.	152,460	6,148,712
St. Jude Medical, Inc.*	107,900	4,103,437
		17,361,580
Health care providers & services—2.23%
Aetna, Inc.	80,201	1,994,599
Express Scripts, Inc.*	76,989	4,666,303
McKesson Corp.	112,010	4,120,848
Omnicare, Inc.	71,300	1,965,741
Owens & Minor, Inc.	38,998	1,687,443
UnitedHealth Group, Inc.	261,790	6,212,277
		20,647,211
Hotels, restaurants & leisure—3.57%
International Game Technology	50,400	705,600
Las Vegas Sands Corp.(1),*	89,116	1,264,556
McDonald’s Corp.	399,883	23,165,222
MGM Mirage(1),*	139,000	2,287,940
Wynn Resorts Ltd.(1)	92,612	5,593,765
		33,017,083
Household products—1.06%
Procter & Gamble Co.	151,800	9,797,172

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Industrial conglomerates—0.65%
Honeywell International, Inc.	109,570	3,336,406
Siemens AG, ADR(1)	44,900	2,700,735
		6,037,141
Insurance—0.98%
AON Corp.	94,350	3,991,005
Marsh & McLennan Cos., Inc.	172,090	5,045,679
		9,036,684
Internet software & services—3.70%
eBay, Inc.*	245,000	3,741,150
Google, Inc., Class A*	50,890	18,287,831
McAfee, Inc.*	133,844	4,356,622
VeriSign, Inc.*	367,810	7,797,572
		34,183,175
IT consulting & services—1.58%
Accenture Ltd., Class A	210,680	6,962,974
Affiliated Computer Services, Inc., Class A*	89,556	3,671,796
Automatic Data Processing, Inc.	112,690	3,938,515
		14,573,285
Machinery—0.98%
Caterpillar, Inc.	75,296	2,874,048
Deere & Co.	122,420	4,720,515
Joy Global, Inc.	52,155	1,511,452
		9,106,015
Media—0.62%
Focus Media Holding Ltd., ADR(1),*	55,310	1,024,894
Viacom, Inc., Class B*	231,830	4,687,603
		5,712,497
Metals & mining—0.20%
Cameco Corp.	116,900	1,896,118

Multi-line retail—2.97%
Big Lots, Inc.*	156,869	3,832,310
Kohl’s Corp.*	46,360	1,628,627
Target Corp.	123,422	4,948,183
Wal-Mart Stores, Inc.	305,825	17,068,093
		27,477,213
Oil & gas—5.93%
Apache Corp.	49,772	4,097,729
Chevron Corp.	42,326	3,157,520
Concho Resources, Inc.*	65,200	1,385,500
ConocoPhillips	67,628	3,518,009
EOG Resources, Inc.	118,370	9,578,500
Exxon Mobil Corp.	113,853	8,438,784
Hess Corp.	92,850	5,590,498
Occidental Petroleum Corp.	173,054	9,611,419

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Oil & gas— (concluded)
Petroleo Brasileiro SA, ADR	245,467	6,600,608
Ultra Petroleum Corp.*	61,690	2,871,669
		54,850,236
Pharmaceuticals—6.11%
Abbott Laboratories	246,940	13,618,741
Allergan, Inc.	145,700	5,779,919
Eli Lilly & Co.	70,400	2,380,928
Johnson & Johnson	151,731	9,307,180
Merck & Co., Inc.	359,117	11,114,671
Pfizer, Inc.	193,943	3,434,731
Teva Pharmaceutical Industries Ltd., ADR	154,080	6,606,950
Wyeth	131,590	4,234,566
		56,477,686
Road & rail—2.24%
Burlington Northern Santa Fe Corp.	43,300	3,856,298
Norfolk Southern Corp.	98,061	5,877,776
Union Pacific Corp.	164,540	10,986,336
		20,720,410
Semiconductor equipment & products—1.34%
Altera Corp.	271,190	4,705,146
Intel Corp.	479,186	7,666,976
		12,372,122
Software—6.24%
Adobe Systems, Inc.*	18,737	499,154
Electronic Arts, Inc.*	136,640	3,112,659
Intuit, Inc.*	240,600	6,029,436
Microsoft Corp.	973,065	21,728,542
Oracle Corp.*	1,262,656	23,093,978
Symantec Corp.*	257,600	3,240,608
		57,704,377
Specialty retail—4.23%
AutoZone, Inc.*	34,853	4,436,439
Lowe’s Cos., Inc.	268,926	5,835,694
Staples, Inc.	538,300	10,459,169
The Gap, Inc.	315,531	4,082,971
The Sherwin-Williams Co.	29,000	1,650,390
TJX Cos., Inc.	332,709	8,903,293
United Rentals, Inc.*	362,420	3,714,805
		39,082,761
Textiles & apparel—0.88%
Coach, Inc.*	51,300	1,056,780
Nike, Inc., Class B	123,440	7,113,847
		8,170,627

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (concluded)

	Number of
Security description	shares	Value ($)
Tobacco—1.10%
Altria Group, Inc.	239,916	4,603,988
Philip Morris International, Inc.	127,713	5,551,684
		10,155,672
Wireless telecommunication services—0.87%
China Mobile Ltd.	10,430	457,773
Crown Castle International Corp.*	197,200	4,174,724
Metropcs Communications, Inc.*	247,730	3,403,810
		8,036,307
Total common stocks (cost—$1,142,562,576)		887,312,832

	Face
	amount ($)
Repurchase agreement—4.44%
Repurchase agreement dated 10/31/08 with State Street Bank & Trust Co., 0.010% due 11/03/08, collateralized by $20,788,854 Federal Home Loan Bank obligations, 2.190% to 2.560% due 12/26/08 to 01/23/09, $20,073,743 Federal Home Loan Mortgage Corp. obligations, zero coupon due 01/23/09 to 03/31/09 and $870,000 Federal National Mortgage Association obligations, 5.625% due 07/15/37, (value—$41,857,316); proceeds: $41,033,034 (cost—$41,033,000)	41,033,000	41,033,000

	Number of
	shares
Investments of cash collateral from securities loaned—1.18%

Money market funds(2)—1.18%
BlackRock Liquidity Funds TempFund Institutional Class,
2.868%	4,772,792	4,772,792
UBS Private Money Market Fund LLC,(3)
1.669%	6,187,114	6,187,114
Total money market funds and investments of cash collateral from securities loaned (cost—$10,959,906)		10,959,906
Total investments (cost — $1,194,555,482)(4),(5)— 101.58%		939,305,738
Liabilities in excess of other assets — (1.58)%		(14,638,479)
Net assets — 100.00%		924,667,259

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at October 31, 2008.
(2)	Rates shown reflect yield at October 31, 2008.
(3)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/08 ($)	10/31/08 ($)	10/31/08 ($)	10/31/08 ($)	10/31/08 ($)
UBS Private Money Market Fund LLC	11,316,943	105,584,197	110,714,026	6,187,114	17,384

(4)	Includes $11,938,801 of investments in securities on loan, at value.
(5)

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2008 were $20,459,385 and $275,709,129, respectively, resulting in net unrealized depreciation of investments of $255,249,744.

ADR	American Depositary Receipt

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	91.8
Bermuda	2.0
Cayman Islands	1.6
Canada	1.3
Switzerland	1.1
Israel	0.7
Brazil	0.7
Netherland Antilles	0.5
Germany	0.3
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to Portfolio’s annual report to shareholders dated July 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks—97.15%

	Number of
Security description	shares	Value ($)
Aerospace & defense—1.48%
BE Aerospace, Inc.*	131,950	1,698,197
Hexcel Corp.*	161,500	2,131,800
Triumph Group, Inc.	26,950	1,182,027
		5,012,024
Auto components—0.49%
ATC Technology Corp.*	76,000	1,666,680

Automobiles—0.35%
Thor Industries, Inc.(1)	65,600	1,174,240

Banks—8.46%
Boston Private Financial Holdings, Inc.	377,260	3,334,978
Cathay General Bancorp	150,500	3,684,240
City National Corp.	113,300	6,064,949
Colonial BancGroup, Inc.	228,250	926,695
CVB Financial Corp.	118,400	1,498,944
East West Bancorp, Inc.	19,100	331,385
International Bancshares Corp.	98,500	2,558,045
Sterling Bancshares, Inc.	77,100	613,716
Synovus Financial Corp.	162,300	1,676,559
TrustCo Bank Corp. NY	123,000	1,496,910
Wilmington Trust Corp.	117,900	3,402,594
Zions Bancorporation	79,500	3,029,745
		28,618,760
Beverages—1.00%
Constellation Brands, Inc., Class A*	270,500	3,392,070

Building products—0.71%
Apogee Enterprises, Inc.	118,500	1,168,410
Crane Co.	74,550	1,220,384
		2,388,794
Chemicals—0.44%
Hercules, Inc.	88,450	1,486,845

Commercial services & supplies—9.36%
Consolidated Graphics, Inc.*	34,500	448,845
Dun & Bradstreet Corp.	32,100	2,365,449
Equifax, Inc.	198,000	5,163,840
Hewitt Associates, Inc., Class A*	199,400	5,561,266
Korn/Ferry International*	141,700	1,968,213
Navigant Consulting, Inc.*	197,500	3,193,575
Pitney Bowes, Inc.	53,700	1,330,686
Resources Connection, Inc.*	105,000	1,820,700
Schawk, Inc.	123,500	1,621,555
School Specialty, Inc.(1),*	71,000	1,491,000
Sotheby’s(1)	168,900	1,572,459
Steelcase, Inc., Class A	138,600	1,288,980
United Stationers, Inc.*	66,500	2,486,435

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Commercial services & supplies— (concluded)
Watts Water Technologies, Inc., Class A	50,000	1,321,500
		31,634,503
Communications equipment—0.28%
Avocent Corp.*	62,950	945,509

Computers & peripherals—1.10%
Avid Technology, Inc.*	134,000	1,987,220
Electronics for Imaging, Inc.*	165,000	1,749,000
		3,736,220
Construction & engineering—1.41%
EMCOR Group, Inc.*	118,550	2,106,634
Perini Corp.*	140,000	2,662,800
		4,769,434
Diversified financials—3.68%
EzCORP, Inc., Class A*	167,350	2,650,824
First Cash Financial Services, Inc.*	93,950	1,444,012
Investment Technology Group, Inc.*	98,150	2,003,241
Janus Capital Group, Inc.	307,300	3,607,702
Knight Capital Group, Inc., Class A*	89,850	1,299,231
World Acceptance Corp.*	77,500	1,432,200
		12,437,210
Diversified telecommunication services—0.57%
General Communication, Inc., Class A*	253,000	1,943,040

Electrical equipment—4.25%
AMETEK, Inc.	67,000	2,227,750
Brady Corp., Class A(1)	231,400	7,173,400
Energizer Holdings, Inc.*	63,300	3,092,838
Regal-Beloit Corp.	57,500	1,872,200
		14,366,188
Electric utilities—0.92%
El Paso Electric Co.*	96,500	1,787,180
Pike Electric Corp.*	150,500	1,316,875
		3,104,055
Electronic equipment & instruments—3.96%
Anixter International, Inc.(1),*	118,900	3,996,229
Arrow Electronics, Inc.*	88,100	1,537,345
Benchmark Electronics, Inc.*	164,800	1,975,952
Ingram Micro, Inc., Class A*	121,700	1,622,261
Insight Enterprises, Inc.*	82,000	797,860
Jabil Circuit, Inc.	186,500	1,568,465
Plexus Corp.*	101,000	1,884,660
		13,382,772
Energy equipment & services—1.92%
Oceaneering International, Inc.*	40,500	1,140,885

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Energy equipment & services— (concluded)
Oil States International, Inc.*	110,850	2,563,961
TETRA Technologies, Inc.*	182,500	1,270,200
Tidewater, Inc.	34,600	1,508,906
		6,483,952
Food & drug retailing—0.92%
Spartan Stores, Inc.	115,200	3,109,248

Food products—2.92%
Brooklyn Cheesecake & Desserts Co., Inc.(2),*	34,680	8,670
J&J Snack Foods Corp.	86,500	2,712,640
J.M. Smucker Co.	103,500	4,611,960
Ralcorp Holdings, Inc.*	37,500	2,538,000
		9,871,270
Gas utilities—0.87%
Atmos Energy Corp.	120,700	2,929,389

Health care equipment & supplies—3.16%
Advanced Medical Optics, Inc.*	106,000	654,020
Bio-Rad Laboratories, Inc., Class A*	82,600	7,052,388
Cooper Cos., Inc.	43,500	716,880
ICU Medical, Inc.(1),*	71,000	2,274,130
		10,697,418
Health care providers & services—6.65%
AMERIGROUP Corp.*	115,600	2,890,000
AMN Healthcare Services, Inc.*	120,500	1,083,295
Emergency Medical Services Corp., Class A(1),*	76,000	2,497,360
Healthspring, Inc.*	182,000	3,006,640
IMS Health, Inc.	321,000	4,603,140
LifePoint Hospitals, Inc.(1),*	66,500	1,594,005
Magellan Health Services, Inc.*	67,000	2,474,980
MAXIMUS, Inc.	71,550	2,285,307
Res-Care, Inc.*	132,050	2,034,890
		22,469,617
Hotels, restaurants & leisure—2.32%
Jack in the Box, Inc.*	96,750	1,944,675
Papa John’s International, Inc.*	84,000	1,895,040
Royal Caribbean Cruises Ltd.	296,300	4,017,828
		7,857,543
Household durables—3.06%
ACCO Brands Corp.*	212,000	597,840
Black & Decker Corp.	55,000	2,784,100
Interface, Inc., Class A	231,600	1,632,780
Mohawk Industries, Inc.*	40,900	1,978,742
Newell Rubbermaid, Inc.	243,900	3,353,625
		10,347,087

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Industrial conglomerates—1.57%
Carlisle Cos., Inc.	61,300	1,425,225
Chemed Corp.	89,000	3,897,310
		5,322,535
Insurance—7.57%
American Financial Group, Inc.	51,500	1,170,595
Argo Group International Holdings, Ltd.*	53,100	1,693,890
Aspen Insurance Holdings Ltd.	121,400	2,787,344
Delphi Financial Group, Inc., Class A	77,500	1,220,625
HCC Insurance Holdings, Inc.	216,701	4,780,424
Horace Mann Educators Corp.	172,000	1,369,120
Infinity Property & Casualty Corp.	36,000	1,433,520
Markel Corp.*	7,800	2,736,552
Navigators Group, Inc.*	49,300	2,490,143
Selective Insurance Group, Inc.	160,700	3,816,625
StanCorp Financial Group, Inc.	61,000	2,078,880
		25,577,718
Internet software & services—0.50%
DealerTrack Holdings, Inc.*	156,000	1,673,880

IT consulting & services—2.22%
CACI International, Inc., Class A*	119,250	4,910,715
ManTech International Corp., Class A*	36,400	1,963,416
Unisys Corp.*	412,000	626,240
		7,500,371
Leisure equipment & products—0.31%
RC2 Corp.*	82,000	1,041,400

Machinery—2.61%
Applied Industrial Technologies, Inc.	94,600	1,909,974
Barnes Group, Inc.	99,650	1,445,921
IDEX Corp.	122,900	2,848,822
Kennametal, Inc.	82,100	1,742,162
Timken Co.	56,100	890,868
		8,837,747
Marine—1.18%
Genco Shipping & Trading Ltd.(1)	103,500	2,157,975
Kirby Corp.*	53,000	1,818,960
		3,976,935
Media—3.32%
Central European Media Enterprises Ltd., Class A*	37,500	1,001,625
Gannett Co., Inc.	292,400	3,216,400
Interpublic Group of Cos., Inc.*	741,400	3,847,866
McClatchy Co., Class A	376,700	1,156,469
Meredith Corp.(1)	104,200	2,018,354
		11,240,714

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Multi-line retail—0.50%
Nordstrom, Inc.	94,300	1,705,887

Oil & gas—1.43%
Callon Petroleum Co.*	78,400	809,088
Holly Corp.	81,800	1,605,734
Quicksilver Resources, Inc.*	97,000	1,015,590
Swift Energy Co.*	43,850	1,406,708
		4,837,120
Paper & forest products—0.77%
Glatfelter	165,500	1,706,305
Neenah Paper, Inc.	97,900	884,037
		2,590,342
Personal products—0.68%
NBTY, Inc.*	98,100	2,292,597

Pharmaceuticals—0.72%
Hospira, Inc.*	87,500	2,434,250

Real estate—3.32%
BioMed Realty Trust, Inc.	97,550	1,370,577
CB Richard Ellis Group, Inc., Class A*	442,500	3,101,925
DiamondRock Hospitality Co.	206,000	1,067,080
Entertainment Properties Trust	30,000	1,123,500
Jones Lang LaSalle, Inc.	118,500	3,901,020
LaSalle Hotel Properties	47,000	661,760
		11,225,862
Road & rail—1.39%
Forward Air Corp.	102,000	2,669,340
Landstar System, Inc.	52,500	2,025,975
		4,695,315
Semiconductor equipment & products—0.75%
Entegris, Inc.*	371,500	999,335
Varian Semiconductor Equipment Associates, Inc.*	77,500	1,520,550
		2,519,885
Software—2.85%
JDA Software Group, Inc.*	181,150	2,586,822
Manhattan Associates, Inc.*	140,750	2,366,007
MSC. Software Corp.*	195,500	1,681,300
Solera Holdings, Inc.*	52,000	1,294,280
VeriFone Holdings, Inc.*	150,500	1,709,680
		9,638,089
Specialty retail—3.44%
Borders Group, Inc.(1)	463,000	1,569,570
Group 1 Automotive, Inc.(1)	189,000	1,899,450
Gymboree Corp.*	122,650	3,171,729
Sonic Automotive, Inc.	203,950	1,046,263

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (concluded)

	Number of
Security description	shares	Value ($)
Specialty retail— (concluded)
Tiffany & Co.	143,400	3,936,330
		11,623,342
Textiles & apparel—1.34%
Skechers USA, Inc., Class A*	133,950	1,819,041
UniFirst Corp.	44,000	1,435,720
Volcom, Inc.(1),*	99,500	1,286,535
		4,541,296
Trading companies & distributors—0.05%
Huttig Building Products, Inc.(2),*	162,000	179,820

Wireless telecommunication services—0.35%
iPCS, Inc.(1),*	72,000	1,175,040
Total common stocks (cost—$456,517,713)		328,454,013

Preferred stock—0.73%

Banks—0.73%
East West Bancorp, Inc.,(2),(3) (cost—$2,188,000)	2,188	2,472,440

	Face
	amount ($)
Repurchase agreement—1.73%
Repurchase agreement dated 10/31/08 with State Street Bank & Trust Co., 0.010% due 11/03/08 collateralized by $3,029,833 Federal Home Loan Bank obligations 2.190% to 2.560% due 12/26/08 to 01/23/09, $2,925,610 Federal Home Loan Mortgage Corp. obligations, zero coupon due 01/23/09 to 03/31/09; (value—$5,975,174); proceeds: $5,858,005 (cost—$5,858,000)	5,858,000	5,858,000

	Number of
	shares
Investments of cash collateral from securities loaned—3.35%

Money market funds(4)—3.35%
BlackRock Liquidity Funds TempFund Institutional Class,
2.868%	1,440,967	1,440,967
UBS Private Money Market Fund LLC,(5)
1.669%	9,873,974	9,873,974
Total money market funds and investments of cash collateral from securities loaned (cost—$11,314,941)		11,314,941
Total investments (cost — $475,878,654)(6),(7) — 102.96%		348,099,394
Liabilities in excess of other assets — (2.96)%		(10,016,831)
Net assets — 100.00%		338,082,563

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at October 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

(2)	Illiquid securities representing 0.79% of net assets as of October 31, 2008.
(3)	Non cumulative preferred stock. Convertible until 12/31/49.
(4)	Rates shown reflect yield at October 31, 2008.
(5)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2008.

		Purchases	Sales		Net income earned
		during the	during the		from affiliate for
	Value at	three months ended	three months ended	Value at	the three months ended
Security description	07/31/08 ($)	10/31/08 ($)	10/31/08 ($)	10/31/08 ($)	10/31/08 ($)
UBS Private Money Market Fund LLC	75,003,218	106,610,317	171,739,561	9,873,974	147,492

(6)	Includes $11,290,533 of investments in securities on loan, at value.
(7)

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2008 were $19,933,734  and  $147,712,994, respectively, resulting in net unrealized depreciation of investments of $127,779,260.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	96.6
Bermuda	1.6
Liberia	1.2
Marshall Islands	0.6
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks—95.31%

Security description	Number of shares	Value ($)
Aerospace & defense—0.38%
BE Aerospace, Inc.*	100,250	1,290,217

Air freight & couriers—0.33%
Dynamex, Inc.*	46,000	1,122,860

Airlines—0.34%
AMR Corp.*	113,936	1,163,287

Auto components—1.57%
Gentex Corp.	175,000	1,678,250
LKQ Corp.*	135,000	1,544,400
Wabtec Corp.	53,094	2,111,017
		5,333,667
Banks—1.47%
Cass Information Systems, Inc.	45,000	1,563,750
IBERIABANK Corp.	32,100	1,635,174
Signature Bank*	54,464	1,774,437
		4,973,361
Biotechnology—5.39%
Alexion Pharmaceuticals, Inc.*	95,545	3,893,459
Cephalon, Inc.*	26,567	1,905,385
Cepheid, Inc.*	193,000	2,290,910
Isis Pharmaceuticals, Inc. (1),*	81,048	1,139,535
Neogen Corp.*	85,000	2,504,950
Onyx Pharmaceuticals, Inc.*	42,485	1,146,245
OSI Pharmaceuticals, Inc.*	27,760	1,053,492
QIAGEN N.V.*	84,292	1,202,004
Techne Corp.*	32,500	2,243,150
United Therapeutics Corp.*	10,244	893,584
		18,272,714
Chemicals—1.26%
Intrepid Potash, Inc.*	91,340	1,985,732
Landec Corp.*	132,000	1,234,200
Zoltek Companies, Inc. (1),*	88,000	1,037,520
		4,257,452
Commercial services & supplies—11.96%
Atlas Air Worldwide Holdings, Inc.*	61,175	1,181,901
Cenveo, Inc.*	308,850	1,491,746
Clean Harbors, Inc.*	16,332	1,070,889
Con-way, Inc.	73,400	2,498,536
Corinthian Colleges, Inc.*	101,093	1,443,608
CoStar Group, Inc.*	59,060	2,127,341
DeVry, Inc.	29,007	1,644,407
Dun & Bradstreet Corp.	15,310	1,128,194
EnergySolutions, Inc.	209,025	942,703
FTI Consulting, Inc.*	28,305	1,648,766
G & K Services, Inc., Class A	47,000	1,061,730
Huron Consulting Group, Inc.*	47,065	2,558,924

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
Commercial services & supplies— (concluded)
Mobile Mini, Inc. (1),*	60,000	1,008,000
Monster Worldwide, Inc.*	91,934	1,309,140
New Oriental Education & Technology Group, Inc., ADR*	42,843	2,739,810
Resources Connection, Inc.*	125,000	2,167,500
Rollins, Inc.	160,000	2,811,200
Stericycle, Inc.*	15,708	917,818
Strayer Education, Inc.	19,772	4,473,810
Universal Technical Institute, Inc. (1),*	40,000	660,000
VistaPrint Ltd. (1),*	106,878	1,824,408
Waste Connections, Inc.*	112,714	3,815,369
Wright Express Corp.*	1,854	25,381
		40,551,181
Communications equipment—2.85%
Digi International, Inc.*	203,000	2,078,720
Echelon Corp. (1),*	100,000	813,000
F5 Networks, Inc.*	150,444	3,734,020
Polycom, Inc.*	144,200	3,029,642
		9,655,382
Computers & peripherals—1.47%
Data Domain, Inc. (1),*	96,000	1,772,160
NetApp, Inc.*	155,777	2,107,663
Stratasys, Inc. (1),*	90,000	1,087,200
		4,967,023
Construction & engineering—1.83%
Quanta Services, Inc.*	314,593	6,216,358

Containers & packaging—1.00%
Pactiv Corp.*	57,600	1,357,056
Silgan Holdings, Inc.	43,550	2,026,817
		3,383,873
Distributors—0.50%
Beacon Roofing Supply, Inc.*	125,000	1,710,000

Diversified financials—4.16%
Affiliated Managers Group, Inc.*	65,050	3,017,019
Bankrate, Inc. (1),*	34,245	1,127,003
Cohen & Steers, Inc. (1)	53,425	970,732
Investment Technology Group, Inc.*	57,745	1,178,575
Lazard Ltd., Class A	28,600	845,254
MSCI, Inc., Class A*	93,031	1,603,854
Nasdaq Stock Market, Inc.*	61,725	2,003,594
Portfolio Recovery Associates, Inc. (1),*	65,000	2,332,200
Raymond James Financial, Inc.	44,600	1,038,734
		14,116,965

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
Electrical equipment—1.11%
AMETEK, Inc.	37,597	1,250,100
General Cable Corp. (1),*	71,200	1,216,096
GT Solar International, Inc. (1),*	58,300	268,763
SunPower Corp. Class B*	34,880	1,032,797
		3,767,756
Electric utilities—0.47%
ITC Holdings Corp.	39,034	1,584,000

Electronic equipment & instruments—2.06%
FLIR Systems, Inc.*	84,444	2,710,653
Napco Security Systems, Inc.*	103,200	210,528
Riverbed Technology, Inc.*	198,234	2,483,872
Teledyne Technologies, Inc.*	34,920	1,591,304
		6,996,357
Energy equipment & services—1.18%
Dril-Quip, Inc.*	75,811	1,872,532
Energy Conversion Devices, Inc.*	14,894	508,481
FMC Technologies, Inc.*	13,440	470,265
Oceaneering International, Inc.*	17,498	492,919
Smith International, Inc.	18,834	649,396
		3,993,593
Food & drug retailing—0.76%
United Natural Foods, Inc.*	116,000	2,591,440

Food products—0.83%
Hain Celestial Group, Inc.*	60,000	1,394,400
USANA Health Sciences, Inc. (1),*	37,000	1,403,780
		2,798,180
Gas utilities—1.22%
Petrohawk Energy Corp.*	136,223	2,581,426
Southern Union Co.	91,050	1,567,881
		4,149,307
Health care equipment & supplies—5.49%
Abaxis, Inc.*	53,000	814,610
AngioDynamics, Inc.*	148,000	1,864,800
Beckman Coulter, Inc.	25,150	1,255,488
Conceptus, Inc. (1),*	92,793	1,503,246
Cooper Cos., Inc.	72,025	1,186,972
Endologix, Inc.*	203,700	421,659
I-Flow Corp.*	109,466	617,388
Masimo Corp.*	41,379	1,323,714
MEDTOX Scientific, Inc.*	42,000	413,700
ResMed, Inc.*	112,722	3,861,856
Somanetics Corp. (1),*	60,000	1,125,000
SurModics, Inc. (1),*	26,000	689,000
West Pharmaceutical Services, Inc.	54,290	2,167,257
Wright Medical Group, Inc.*	58,970	1,366,925
		18,611,615

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
Health care providers & services—5.51%
Amedisys, Inc.*	22,830	1,287,840
Henry Schein, Inc.*	40,875	1,913,359
Icon PLC, ADR*	25,303	641,937
IPC The Hospitalist Co.*	50,000	1,018,000
MAXIMUS, Inc.	69,000	2,203,860
Omnicare, Inc.	110,300	3,040,971
Parexel International Corp.*	91,358	950,123
Pediatrix Medical Group, Inc.*	49,000	1,893,850
Pharmaceutical Product Development, Inc.	50,800	1,573,784
Psychiatric Solutions, Inc.*	125,124	4,165,378
		18,689,102
Hotels, restaurants & leisure—3.74%
Burger King Holdings, Inc.	112,200	2,230,536
Cheesecake Factory, Inc.*	100,000	880,000
Darden Restaurants, Inc.	27,844	617,301
Panera Bread Co., Class A*	34,214	1,543,736
Scientific Games Corp., Class A*	317,318	5,711,724
WMS Industries, Inc.*	68,335	1,708,375
		12,691,672
Industrial conglomerates—0.88%
Chemed Corp.	68,000	2,977,720

Insurance—0.34%
Fidelity National Financial, Inc., Class A	126,355	1,138,459

Internet & catalog retail—0.30%
Priceline.com, Inc.*	19,400	1,021,022

Internet software & services—4.54%
Akamai Technologies, Inc.*	79,944	1,149,595
Allscripts Healthcare Solutions, Inc.	132,000	858,000
Ariba, Inc.*	110,454	1,181,858
CyberSource Corp.*	127,747	1,552,126
DealerTrack Holdings, Inc.*	85,000	912,050
Equinix, Inc. (1),*	55,804	3,483,286
McAfee, Inc.*	104,800	3,411,240
SINA Corp.*	50,995	1,652,238
Sohu.com, Inc.*	21,875	1,201,812
		15,402,205
IT consulting & services—3.06%
Forrester Research, Inc.*	60,000	1,683,000
IHS, Inc., Class A*	36,400	1,288,196
Innerworkings, Inc. (1),*	120,000	834,000
Ritchie Brothers Auctioneers, Inc. (1)	52,914	982,613
SAIC, Inc.*	97,865	1,807,567
Sapient Corp.*	431,027	2,366,338
Stanley, Inc.*	41,715	1,429,156
		10,390,870

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
Leisure equipment & products—0.34%
Polaris Industries, Inc.	33,868	1,140,336

Machinery—1.85%
Chart Industries, Inc.*	41,145	560,395
Kaydon Corp.	65,405	2,185,181
Middleby Corp. (1),*	53,800	2,172,982
Trinity Industries, Inc.	79,800	1,347,024
		6,265,582
Media—0.61%
DreamWorks Animation SKG, Inc., Class A*	73,849	2,075,157

Multi-line retail—0.34%
BJ’s Wholesale Club, Inc.*	32,440	1,141,888

Oil & gas—1.54%
Arena Resources, Inc.*	35,520	1,082,649
BPZ Resources, Inc. (1),*	72,600	718,740
Denbury Resources, Inc.*	113,353	1,440,717
Penn Virginia Corp.	23,319	866,767
Plains Exploration & Production Co.*	39,200	1,105,440
		5,214,313
Pharmaceuticals—1.28%
Medicis Pharmaceutical Corp., Class A	80,000	1,141,600
Perrigo Co.	94,198	3,202,732
		4,344,332
Real estate—0.55%
Corrections Corp. of America*	97,330	1,859,976

Road & rail—3.43%
Forward Air Corp.	48,000	1,256,160
Genesee & Wyoming, Inc., Class A*	46,459	1,549,408
J.B. Hunt Transport Services, Inc.	46,324	1,316,991
Kansas City Southern*	94,585	2,919,839
Landstar System, Inc.	48,896	1,886,897
Old Dominion Freight Line, Inc.*	88,600	2,688,124
		11,617,419
Semiconductor equipment & products—6.32%
Atmel Corp.*	877,275	3,640,691
Cabot Microelectronics Corp.*	41,215	1,184,107
Entegris, Inc.*	204,230	549,379
Microsemi Corp.*	258,761	5,625,464
ON Semiconductor Corp.*	739,215	3,777,389
PMC-Sierra, Inc.*	254,509	1,191,102
Power Integrations, Inc.*	66,000	1,385,340
Rudolph Technologies, Inc.*	58,000	194,300
Semtech Corp.*	152,000	1,842,240
Varian Semiconductor Equipment Associates, Inc.*	71,975	1,412,149

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (concluded)

Security description	Number of shares	Value ($)
Semiconductor equipment & products— (concluded)
Xilinx, Inc.	33,486	616,812
		21,418,973
Software—8.01%
Amdocs Ltd.*	36,068	813,694
ANSYS, Inc.*	27,500	787,325
Cerner Corp.*	77,621	2,889,830
Commvault Systems, Inc.*	101,450	1,085,515
Concur Technologies, Inc.*	34,563	872,024
FARO Technologies, Inc.*	45,000	682,650
Gartner, Inc.*	52,131	959,210
Guidance Software, Inc.*	110,000	313,500
Informatica Corp.*	153,224	2,152,797
Manhattan Associates, Inc.*	58,000	974,980
National Instruments Corp.	108,000	2,743,200
Nuance Communications, Inc.*	213,590	1,954,349
Quest Software, Inc.*	292,550	3,876,288
SkillSoft PLC, ADR*	246,380	1,897,126
Sybase, Inc.*	123,815	3,297,193
Ultimate Software Group, Inc.*	83,000	1,106,390
Verint Systems, Inc.*	72,155	739,589
		27,145,660
Specialty retail—3.82%
Aaron Rents, Inc.	20,657	512,087
Aeropostale, Inc.*	115,374	2,793,204
American Eagle Outfitters, Inc.	64,395	716,072
Dick’s Sporting Goods, Inc.*	119,177	1,825,792
J. Crew Group, Inc.*	60,300	1,221,075
Lululemon Athletica, Inc. (1)*	56,145	795,575
Ross Stores, Inc.	30,985	1,012,900
Tractor Supply Co.*	21,743	903,639
Urban Outfitters, Inc.*	146,277	3,180,062
		12,960,406
Textiles & apparel—0.87%
Guess?, Inc.	72,090	1,569,399
Phillips-Van Heusen Corp.	56,550	1,386,041
		2,955,440
Wireless telecommunication services—0.35%
SBA Communications Corp., Class A*	56,996	1,196,346
Total common stocks (cost—$415,686,023)		323,153,466

Investment company—0.75%
iShares Russell 2000 Growth Index Fund (cost—$3,439,158)	46,161	2,556,858

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreement—4.05%
Repurchase agreement dated 10/31/08 with State Street Bank & Trust Co., 0.010% due 11/03/08, collateralized by $7,096,678 Federal Home Loan Bank obligations, 2.190% to 2.560% due 12/26/08 to 01/23/09, $6,852,561 Federal Home Loan Mortgage Corp. obligations, zero coupon due 01/23/09 to 03/31/09; (value—$13,995,453); proceeds: $13,721,011 (cost—$13,721,000)	13,721,000	13,721,000

	Number of shares
Investments of cash collateral from securities loaned—6.51%
Money market funds(2)—6.51%
BlackRock Liquidity Funds TempFund Institutional Class,
2.868%	3,569,801	3,569,801
DWS Money Market Series Institutional,
2.073%	1,722	1,722
UBS Private Money Market Fund LLC, (3)
1.669%	18,491,347	18,491,347
Total money market funds and investments of cash collateral from securities loaned (cost—$22,062,870)		22,062,870
Total investments(4),(5) (cost — $454,909,051) — 106.62%		361,494,194
Liabilities in excess of other assets — (6.62)%		(22,442,089)
Net assets — 100.00%		339,052,105

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at October 31, 2008.
(2)	Rates shown reflect yield at October 31, 2008.
(3)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2008.

		Purchases	Sales		Net income earned
		during the	during the		from affiliate for
	Value at	three months ended	three months ended	Value at	the three months ended
Security description	07/31/08 ($)	10/31/08 ($)	10/31/08 ($)	10/31/08 ($)	10/31/08 ($)
UBS Private Money Market Fund LLC	57,474,628	49,997,543	88,980,824	18,491,347	299,216

(4)	Includes $22,076,657 of investments in securities on loan, at value.
(5)

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2008 were $11,082,341 and $104,497,198, respectively, resulting in net unrealized depreciation of investments of $93,414,857.

ADR	American Depositary Receipt

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	96.4
Cayman Islands	1.2
Bermuda	0.7
Ireland	0.7
Canada	0.5
Netherlands	0.3
Guernsey	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks—98.92%

	Number of
Security description	shares	Value ($)
Australia—5.35%
Airlines—0.15%
Qantas Airways Ltd.	713,080	1,152,652

Banks—1.28%
Australia & New Zealand Banking Group Ltd.	115,753	1,344,619
Commonwealth Bank of Australia	19,924	541,866
National Australia Bank Ltd.	418,539	6,792,165
Westpac Banking Corp.	66,724	919,595
		9,598,245
Beverages—0.86%
Foster’s Group Ltd.	1,686,958	6,430,994

Containers & packaging—0.37%
Amcor Ltd.	705,142	2,726,784

Diversified financials—0.07%
Macquarie Group Ltd.	24,730	488,427

Diversified telecommunication services—1.01%
Telstra Corp. Ltd.	2,757,297	7,570,557

Industrial conglomerates—0.26%
Wesfarmers Ltd.	137,754	1,969,132

Metals & mining—0.61%
BHP Billiton Ltd.	158,053	3,036,656
International Ferro Metals Ltd.*	404,762	232,429
Rio Tinto Ltd.	24,945	1,290,737
		4,559,822
Pharmaceuticals—0.74%
CSL Ltd.	228,198	5,561,946
Total Australia common stocks		40,058,559

Austria—0.36%
Insurance—0.05%
Vienna Insurance Group	12,990	354,820

Oil & gas—0.24%
OMV AG	55,588	1,787,029

Pharmaceuticals—0.07%
Intercell AG*	19,843	560,216
Total Austria common stocks		2,702,065

Belgium—0.07%
Diversified financials—0.07%
Fortis (1)	395,277	469,387
Fortis (2)	11,984	13,925

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Belgium— (concluded)
Diversified financials— (concluded)
Fortis STRIP VVPR*	151,262	1,928
Total Belgium common stocks		485,240

Brazil—0.43%
Banks—0.43%
Unibanco - Uniao de Bancos Brasileiros SA, GDR	51,100	3,223,388

Czech Republic - 0.66%
Electric utilities—0.66%
CEZ	114,534	4,971,705

Denmark—0.40%
Marine—0.02%
A.P. Moller - Maersk A/S, Class A	26	152,040

Pharmaceuticals—0.38%
Novo-Nordisk A/S, Class B	53,387	2,857,835
Total Denmark common stocks		3,009,875

Finland—1.10%
Communications equipment—0.34%
Nokia Oyj	166,444	2,538,777

Construction & engineering—0.04%
YIT Oyj	49,611	309,685

Insurance—0.25%
Sampo Oyj, A Shares	94,968	1,896,703

Paper & forest products—0.45%
UPM-Kymmene Oyj	237,117	3,359,246

Venture capital—0.02%
Ruukki Group Oyj	74,062	135,184
Total Finland common stocks		8,239,595

France—9.91%
Auto components—0.24%
Compagnie Generale des Etablissements Michelin	34,331	1,768,443

Automobiles—0.36%
Renault SA	87,643	2,691,188

Banks—1.90%
BNP Paribas SA	35,445	2,573,010

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
France— (concluded)
Banks— (concluded)
Societe Generale	212,251	11,654,154
		14,227,164
Building products—0.40%
Cie de Saint-Gobain	78,523	3,032,026

Chemicals—0.11%
Arkema	24,877	570,288
Rhodia SA	34,355	294,900
		865,188
Construction & engineering—0.16%
Alstom	23,910	1,188,391

Construction materials—0.13%
Lafarge SA	14,738	971,172

Diversified telecommunication services—0.89%
France Telecom	263,029	6,637,436

Food & drug retailing—1.58%
Carrefour SA	150,268	6,350,031
Casino Guichard-Perrachon SA	78,721	5,508,712
		11,858,743
Gas utilities—0.00%
GDF Suez, STRIP VVPR*	23,226	296

Insurance—0.63%
Axa	244,990	4,721,035

IT consulting & services—0.16%
Atos Origin SA	50,233	1,167,557

Media—0.35%
Vivendi Universal SA	101,353	2,650,981

Oil & gas—2.67%
GDF Suez	155,143	6,908,179
Total SA	238,853	13,118,942
		20,027,121
Pharmaceuticals—0.30%
Sanofi-Aventis	35,426	2,229,797

Water utilities—0.03%
Suez Environnement SA*	12,302	236,523
Total France common stocks		74,273,061

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Germany—7.65%
Airlines—0.04%
Deutsche Lufthansa AG	22,298	313,241

Chemicals—1.43%
Bayer AG	194,034	10,649,302
Lanxess	4,931	75,644
		10,724,946
Diversified financials—0.16%
Deutsche Boerse AG	14,480	1,156,218

Diversified telecommunication services—0.81%
Deutsche Telekom AG	407,655	6,067,747

Electrical equipment—1.21%
Siemens AG	151,543	9,066,699

Electric utilities—1.57%
E.ON AG	308,365	11,769,271

Household products—0.04%
Henkel AG & Co. KGaA	12,186	301,137

Insurance—0.11%
Hannover Rueckversicherung AG	28,676	724,703
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	608	79,543
		804,246
Internet software & services—0.12%
United Internet AG	100,377	906,281

Machinery—0.54%
MAN AG	34,293	1,688,077
Tognum AG	212,494	2,327,220
		4,015,297
Metals & mining—0.11%
Kloeckner & Co. AG	4,558	66,152
ThyssenKrupp AG	40,076	774,589
		840,741
Multi-utilities—1.40%
RWE AG	126,468	10,514,414

Textiles & apparel—0.11%
Adidas AG	23,163	810,433
Total Germany common stocks		57,290,671

Greece—0.89%
Banks—0.84%
Alpha Bank A.E.	36,464	538,058

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Greece— (concluded)
Banks— (concluded)
EFG Eurobank Ergasias	65,676	722,540
National Bank of Greece SA	203,394	4,530,424
Piraeus Bank SA	37,715	484,937
		6,275,959
Food products—0.05%
Coca Cola Hellenic Bottling Co. SA	28,110	394,379
Total Greece common stocks		6,670,338

Hong Kong—1.82%
Banks—0.19%
BOC Hong Kong (Holdings) Ltd.	1,291,000	1,446,152

Electric utilities—0.47%
Hong Kong Electric Holdings	655,500	3,539,110

Real estate—0.99%
New World Development Co. Ltd.	246,000	206,807
Sun Hung Kai Properties Ltd.	598,000	5,145,161
Wharf Holdings Ltd.	1,054,875	2,071,761
		7,423,729
Specialty retail—0.17%
Esprit Holdings Ltd.	217,769	1,222,539
Total Hong Kong common stocks		13,631,530

Italy—3.94%
Automobiles—0.07%
Fiat SpA	66,170	526,262

Banks—1.67%
Intesa Sanpaolo SpA EURO.52	1,993,091	7,295,005
Banco Popolare Scarl	137,071	1,709,673
Intesa Sanpaolo	305,677	907,969
UniCredito Italiano SpA	1,066,535	2,607,081
		12,519,728
Construction materials—0.19%
Buzzi Unicem SpA	115,023	1,398,275

Electric utilities—0.98%
Enel SpA	1,091,542	7,327,084

Oil & gas—1.03%
Eni SpA	324,809	7,739,694
Total Italy common stocks		29,511,043

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Japan—22.82%
Automobiles—2.13%
Toyota Motor Corp.	405,807	15,997,625

Banks—0.62%
Mitsubishi Tokyo Financial Group, Inc.	415,000	2,555,564
Sumitomo Mitsui Financial Group, Inc.	506	2,054,305
		4,609,869
Building products—0.31%
Asahi Glass Co. Ltd.	366,000	2,344,693

Chemicals—0.04%
Ube Industries Ltd.	143,000	296,330

Computers & peripherals—0.01%
Elpida Memory, Inc.*	18,900	98,860

Construction & engineering—0.12%
Nishimatsu Construction Co. Ltd.	438,000	902,270

Diversified financials—0.26%
Hitachi Capital Corp.	92,900	758,504
Orix Corp.	11,040	1,171,705
		1,930,209
Diversified telecommunication services—0.39%
Nippon Telegraph & Telephone Corp. (NTT)	708	2,905,814

Electrical equipment—0.88%
Mitsubishi Electric Corp.	428,000	2,637,824
Nitto Denko Corp.	181,300	3,987,888
		6,625,712
Electric utilities—0.37%
Kansai Electric Power Co., Inc.	16,600	422,327
Tohoku Electric Power Co., Inc.	52,600	1,195,229
Tokyo Electric Power Co., Inc.	40,600	1,165,700
		2,783,256
Electronic equipment & instruments—0.29%
NIDEC Corp.	22,000	1,132,027
Nippon Electric Glass Co. Ltd.	58,000	356,495
Taiyo Yuden Co. Ltd.	42,000	199,039
TDK Corp.	14,700	491,109
		2,178,670
Food & drug retailing—0.90%
Seven & I Holdings Co. Ltd.	240,900	6,746,972

Food products—0.07%
Yakult Honsha Co. Ltd.	19,600	494,713

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Japan— (continued)
Gas utilities—0.38%
Tokyo Gas Co. Ltd.	660,000	2,874,748

Health care equipment & supplies—0.12%
Terumo Corp.	21,300	897,890

Health care providers & services—0.11%
Suzuken Co. Ltd.	39,100	835,558

Household durables—1.69%
Matsushita Electric Industrial Co. Ltd.	142,900	2,222,015
Sekisui House Ltd.	972,000	9,854,198
Sony Corp.	25,500	583,399
		12,659,612
Household products—1.28%
Kao Corp.	331,000	9,568,469

Insurance—0.87%
Millea Holdings, Inc.	208,100	6,491,160

Internet software & services—0.03%
Softbank Corp.	25,600	249,881

IT consulting & services—0.14%
Nomura Research Institute, Ltd.	42,300	688,126
NTT Data Corp.	117	383,579
		1,071,705
Machinery—0.45%
Daikin Industries Ltd.	87,595	1,968,665
Minebea Co. Ltd.	528,000	1,408,925
		3,377,590
Marine—0.14%
Kawasaki Kisen Kaisha Ltd.	271,000	1,054,076

Metals & mining—0.33%
JFE Holdings, Inc.	72,400	1,898,010
Mitsubishi Materials Corp.	237,000	545,798
		2,443,808
Multi-line retail—0.05%
H2O Retailing Corp.	62,000	382,038

Office electronics—2.05%
Canon, Inc.	445,500	15,330,335

Personal products—0.19%
Shiseido Co. Ltd.	71,000	1,438,222

Pharmaceuticals—3.39%
Astellas Pharma, Inc.	145,500	5,948,297

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Japan— (concluded)
Pharmaceuticals— (concluded)
Takeda Pharmaceutical Co.	386,100	19,458,523
		25,406,820
Real estate—0.77%
Mitsui Fudosan Co. Ltd.	294,000	5,061,642
Tokyu Land Corp.	256,000	715,778
		5,777,420
Road & rail—1.28%
East Japan Railway Co.	856	6,082,800
West Japan Railway Co.	785	3,476,210
		9,559,010
Software—0.76%
Nintendo Co., Ltd.	18,100	5,708,688

Specialty retail—0.10%
Nitori Co., Ltd.	11,650	728,359

Tobacco—0.40%
Japan Tobacco, Inc.	835	2,964,946

Trading companies & distributors—0.80%
Itochu Corp.	957,000	5,167,576
Mitsui & Co. Ltd.	87,700	843,044
		6,010,620
Wireless telecommunication services—1.10%
KDDI Corp.	1,384	8,268,521
Total Japan common stocks		171,014,469

Luxembourg—0.12%
Metals & mining—0.12%
ArcelorMittal	34,966	907,429

Netherlands—2.88%
Air freight & couriers—0.21%
TNT N.V.	75,031	1,570,869

Chemicals—0.35%
Akzo Nobel N.V.	51,046	2,124,057
Koninklijke DSM N.V.	16,990	472,760
		2,596,817
Construction & engineering—0.05%
Koninklijke BAM Groep N.V.	40,692	362,057

Diversified financials—0.49%
ING Groep N.V.	397,078	3,671,304

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Netherlands— (concluded)
Diversified telecommunication services—0.07%
Koninklijke (Royal) KPN N.V.	35,965	506,056

Food products—0.96%
Unilever N.V.	297,940	7,182,682

Media—0.68%
Reed Elsevier N.V.	380,956	5,097,503

Transportation infrastructure—0.07%
Koninklijke Boskalis Westminster N.V.	16,721	551,984
Total Netherlands common stocks		21,539,272

New Zealand—0.20%
Diversified telecommunication services—0.20%
Telecom Corp. of New Zealand Ltd.	1,074,331	1,486,370

Norway—0.84%
Banks—0.62%
DnB NOR ASA	798,827	4,611,523

Energy equipment & services—0.09%
SeaDrill Ltd.	67,628	648,389

Industrial conglomerates—0.13%
Orkla ASA	152,368	1,013,397
Total Norway common stocks		6,273,309

Portugal—0.07%
Diversified telecommunication services—0.07%
Portugal Telecom, SGPS, SA	75,258	497,778

Singapore—1.94%
Airlines—0.00%
Singapore Airlines Ltd.	740	5,583

Banks—0.95%
Oversea-Chinese Banking Corp.	689,400	2,312,235
United Overseas Bank Ltd.	538,000	4,791,530
		7,103,765
Diversified financials—0.33%
Jardine Matheson Holdings Ltd.	106,400	2,521,543

Diversified telecommunication services—0.53%
Singapore Telecommunications Ltd.	2,375,120	3,996,252

Hotels, restaurants & leisure—0.08%
City Developments Ltd.	135,000	587,456

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Singapore— (concluded)
Real estate—0.05%
Keppel Land Ltd.	277,000	353,706
Total Singapore common stocks		14,568,305

South Africa — 0.28%
Oil & gas—0.28%
Sasol Ltd.	70,847	2,122,162

Spain—5.91%
Banks—2.12%
Banco Bilbao Vizcaya Argentaria SA	137,178	1,592,685
Banco Santander Central Hispano SA	1,322,840	14,308,510
		15,901,195
Construction & engineering—0.31%
Tecnicas Reunidas SA	80,207	2,290,904

Diversified telecommunication services—2.76%
Telefonica SA	1,119,953	20,715,971

Electric utilities—0.72%
Iberdrola Renovables SA*	276,117	840,588
Iberdrola SA	630,784	4,563,906
		5,404,494
Total Spain common stocks		44,312,564

Sweden—0.30%
Machinery—0.10%
Atlas Copco AB, B Shares	84,072	630,520
Scania AB	19,734	162,095
		792,615
Specialty retail—0.20%
Hennes & Mauritz AB (H&M), Class B	41,083	1,483,531
Total Sweden common stocks		2,276,146

Switzerland—8.09%
Banks—0.28%
Credit Suisse Group	54,192	2,068,321

Building products—0.02%
Geberit AG	1,399	145,488

Chemicals—0.81%
Givaudan SA	8,884	6,088,035

Construction materials—0.09%
Holcim Ltd.	12,055	687,274

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Switzerland— (concluded)
Diversified telecommunication services—0.58%
Swisscom AG	14,279	4,366,982

Food products—2.44%
Nestle SA	469,564	18,303,351

Insurance—0.45%
Baloise Holding AG	8,493	456,575
Zurich Financial Services AG	14,192	2,870,678
		3,327,253
Pharmaceuticals—3.35%
Novartis AG	221,703	11,215,654
Roche Holding Genussehein AG	90,688	13,881,229
		25,096,883
Textiles & apparel—0.07%
Swatch Group AG	3,523	551,023
Total Switzerland common stocks		60,634,610

Taiwan—0.82%
Diversified telecommunication services—0.34%
Chunghwa Telecom Co. Ltd., ADR	154,505	2,543,151

Semiconductor equipment & products—0.48%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	433,969	3,584,584
Total Taiwan common stocks		6,127,735

United Kingdom—22.07%
Aerospace & defense—1.22%
BAE Systems PLC	1,440,265	8,091,425
Cobham PLC	336,129	1,017,698
		9,109,123
Auto components—0.15%
GKN PLC	581,482	1,121,923

Banks—1.91%
HBOS PLC	784,863	1,279,218
HSBC Holdings PLC (1)	195,794	2,363,329
HSBC Holdings PLC (3)	164,000	1,988,455
Lloyds TSB Group PLC	2,204,998	7,160,022
Royal Bank of Scotland Group PLC	1,399,183	1,543,166
		14,334,190
Commercial services & supplies—0.02%
Robert Walters PLC	81,416	114,758

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
United Kingdom— (continued)
Construction & engineering—0.17%
Balfour Beatty PLC	187,004	750,048
Carillion PLC	159,609	535,876
		1,285,924
Diversified financials—0.42%
Man Group PLC	546,126	3,133,667

Diversified telecommunication services—0.08%
Cable & Wireless PLC	297,207	588,385

Electric utilities—0.26%
International Power PLC	536,005	1,918,608

Food & drug retailing—1.39%
Tesco PLC	534,257	2,920,351
William Morrison Supermarkets PLC	1,759,108	7,515,899
		10,436,250
Health care equipment & supplies—0.69%
Smith & Nephew PLC	566,138	5,188,069

Hotels, restaurants & leisure—1.58%
Compass Group PLC	2,179,494	10,196,055
Greene King PLC	113,410	586,027
InterContinental Hotels Group PLC	97,576	827,556
PartyGaming PLC*	127,595	247,702
		11,857,340
Insurance—0.67%
Aviva PLC	383,521	2,299,780
Beazley Group PLC	507,956	863,642
Catlin Group Ltd.	35,526	197,816
RSA Insurance Group PLC	742,787	1,653,902
		5,015,140
IT consulting & services—0.01%
Computacenter PLC	55,763	85,074

Machinery—0.59%
Babcock International Group PLC	711,414	4,430,141

Media—1.01%
Pearson PLC	93,069	912,306
Reed Elsevier PLC	708,715	6,224,891
United Business Media Ltd.	62,556	405,147
		7,542,344
Metals & mining—1.13%
Anglo American PLC	21,705	536,028
Aricom PLC*	411,806	79,667
BHP Billiton PLC	395,283	6,708,337

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (concluded)

	Number of
Security description	shares	Value ($)
United Kingdom— (concluded)
Metals & mining— (concluded)
Rio Tinto PLC	17,659	823,534
Vedanta Resources PLC	20,670	283,276
		8,430,842
Multi-line retail—1.20%
Next PLC	24,506	416,135
Unilever PLC	380,855	8,586,520
		9,002,655
Oil & gas—5.93%
Afren PLC*	327,907	252,298
BG Group PLC	409,650	6,026,419
BP PLC	2,740,962	22,651,577
Royal Dutch Shell PLC, A Shares (1)	147,150	4,023,133
Royal Dutch Shell PLC, A Shares (4)	296,915	8,181,718
Royal Dutch Shell PLC, B Shares (1)	113,801	3,041,676
Salamander Energy PLC*	90,077	250,106
		44,426,927
Pharmaceuticals—2.06%
GlaxoSmithKline PLC	697,493	13,444,884
Shire Ltd.	150,877	1,994,480
		15,439,364
Semiconductor equipment & products—0.09%
ARM Holdings PLC	431,480	672,309

Software—0.89%
Autonomy Corp. PLC*	424,475	6,692,609

Tobacco—0.28%
British American Tobacco PLC	77,158	2,118,960

Water utilities—0.10%
Pennon Group PLC	87,227	752,805

Wireless telecommunication services—0.22%
Vodafone Group PLC	869,760	1,675,301
Total United Kingdom common stocks		165,372,708
Total common stocks (cost—$1,059,060,290)		741,199,927

Preferred stocks—0.21%
Germany—0.21%
Automobiles—0.09%
Porsche Automobil Holding SE	7,651	674,331

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

	Number of
Security description	shares	Value ($)
Preferred stocks— (concluded)
Germany— (concluded)
Multi-utilities—0.12%
RWE AG	14,452	908,440
Total preferred stocks (cost—$2,288,062)		1,582,771

	Face amount ($)
Repurchase agreement—0.95%
Repurchase agreement dated 10/31/08 with State Street Bank & Trust Co., 0.010% due 11/03/08, collateralized by $3,664,453 Federal Home Loan Bank obligations, 2.190% to 2.560% due 12/26/08 to 01/23/09 and $3,538,400 Federal Home Loan Mortgage Corp. obligations, zero coupon due 01/23/09 to 03/31/09, (value—$7,226,717); proceeds: $7,085,006 (cost—$7,085,000)	7,085,000	7,085,000

	Number of
	shares
Money market funds(5) — 0.00%
BlackRock Liquidity Funds TempFund Institutional,
2.868%	1	1
UBS Private Money Market Fund LLC, (6)
1.669%	208	208
Total money market funds (cost—$209)		209
Total investments (cost — $1,068,433,561) (7)— 100.08%		749,867,907
Liabilities in excess of other assets — (0.08)%		(564,840)
Net assets — 100.00%		749,303,067

*	Non-income producing security.
(1)	Security is traded on the London Exchange.
(2)	Security is traded on the Brussels Exchange.
(3)	Security is traded on the Hong Kong Exchange.
(4)	Security is traded on the Netherlands Exchange.
(5)	Rates shown reflect yield at October 31, 2008.
(6)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/08 ($)	10/31/08 ($)	10/31/08 ($)	10/31/08 ($)	10/31/08 ($)
UBS Private Money Market Fund LLC	10,293,589	81,821,527	92,114,908	208	39,188

(7)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2008 were $14,394,751 and $332,960,405, respectively, resulting in net unrealized depreciation of investments of $318,565,654.

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
VVPR	Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)

Futures contracts(8)

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
4	AUD	ASX Share Price Index 200 Futures	December 2008	310,815	266,275	(44,540)
24	EUR	Dow Jones Euro STOXX 50 Index Futures	December 2008	766,256	788,829	22,573
4	GBP	FTSE 100 Index Futures	December 2008	264,572	282,982	18,410
				1,341,643	1,338,086	(3,557)

(8)	Restricted cash of $120,000 has been delivered to broker as initial margin for futures contracts.

Forward foregin currency contracts

					Unrealized
	Contracts to	In		Mautrity	appreciation
	deliver	exchange for		dates	(depreciation) ($)
Australian Dollar	482,340	USD	389,458	01/09/09	70,769
Australian Dollar	1,281,504	USD	802,296	01/09/09	(44,414)
Euro	1,397,460	GBP	1,087,467	01/09/09	(34,358)
Euro	1,661,941	USD	2,261,374	01/09/09	146,595
Euro	1,981,121	USD	2,751,785	01/09/09	230,856
Great Britain Pound	1,702,502	USD	3,009,861	01/09/09	279,707
Japanese Yen	78,523,219	USD	753,999	01/09/09	(45,657)
Norwegian Krone	5,657,655	USD	939,877	01/09/09	103,722
Swiss Franc	1,713,883	USD	1,477,385	01/09/09	(2,198)
Swiss Franc	1,938,017	USD	1,685,054	01/09/09	11,978
United States Dollar	4,876,016	AUD	6,220,996	01/09/09	(765,709)
United States Dollar	3,244,466	CHF	3,651,900	01/09/09	(91,807)
United States Dollar	1,146,168	EUR	908,000	01/09/09	9,240
United States Dollar	1,691,995	EUR	1,361,000	01/09/09	39,845
United States Dollar	3,535,961	EUR	2,771,522	01/09/09	(9,267)
					(100,698)

Currency type abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks—93.22%

	Number of
Security description	shares	Value ($)
Argentina—0.31%
Energy equipment & services—0.31%
Tenaris SA, ADR	30,306	624,001

Bermuda—0.76%
Marine—0.76%
Cosco Pacific Ltd.	2,156,000	1,554,929

Brazil—8.17%
Banks—0.45%
Unibanco-Uniao de Bancos Brasileiros SA, GDR	14,400	908,352

Diversified telecommunication services—0.51%
Brasil Telecom Participacoes SA, ADR	30,455	1,043,084

Electric utilities—0.73%
AES Tiete SA	69,400	357,171
CPFL Energia SA	53,300	784,800
MPX Mineracao e Energia SA*	6,300	340,226
		1,482,197
Food & drug retailing—0.37%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR(1)	25,258	755,972

Metals & mining—0.99%
Companhia Vale do Rio Doce (CVRD), ADR	172,300	2,017,633

Oil & gas—1.83%
Petroleo Brasileiro SA - Petrobras	138,775	3,731,660

Paper & forest products—0.64%
Votorantim Celulose e Papel SA, ADR	128,250	1,294,043

Retail—0.67%
Lojas Renner SA	188,400	1,365,280

Software & services—0.92%
Redecard SA	169,800	1,881,006

Transportation infrastructure—0.91%
Companhia de Concessoes Rodoviarias (CCR)	187,208	1,849,181

Warehousing & harbor transportation services—0.15%
Santos Brasil Participacoes SA	67,100	303,522
Total Brazil common stocks		16,631,930

Cayman Islands—0.87%
Electronic equipment & instruments—0.49%
Kingboard Chemical Holdings Ltd.	505,500	990,372

Personal products—0.38%
Hengan International Group Co. Ltd.	275,000	775,572
Total Cayman Islands common stocks		1,765,944

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Chile—1.29%
Banks—0.71%
Banco Santander Chile SA, ADR	40,536	1,451,189

Electric utilities—0.38%
Empresa Nacional de Electricidad SA (Endesa-Chile), ADR	20,445	760,554

Water utilities—0.20%
Inversiones Aguas Metropolitanas SA (IAM), ADR (2)	29,200	409,214
Total Chile common stocks		2,620,957

China—8.76%
Banks—3.86%
China Construction Bank Corp.	10,661,000	5,181,615
Industrial & Commercial Bank of China Ltd., Class H	5,774,000	2,686,349
		7,867,964
Chemicals—0.28%
China Bluechemical Ltd., Class H	1,522,000	571,584

Construction materials—0.00%
Anhui Conch Cement Co. Ltd., Class H*	800	2,575

Insurance—0.74%
Ping An Insurance (Group) Co. of China Ltd.	350,000	1,514,402

Marine—1.18%
China Shipping Development Co. Ltd., Class H	2,402,000	2,395,519

Metals & mining—1.31%
China Shenhua Energy Co. Ltd., Class H	1,440,000	2,667,590

Oil & gas—1.25%
China Petroleum & Chemical Corp. (Sinopec), Class H	2,116,000	1,397,831
PetroChina Co. Ltd., Class H	1,459,200	1,137,195
		2,535,026
Technology, hardware & equipment—0.14%
TPV Technology Ltd.	1,464,000	288,108
Total China common stocks		17,842,768

Columbia—0.76%
Banks—0.76%
Bancolombia SA	79,000	1,542,870

Czech Republic—1.36%
Banks—0.36%
Komercni Banka A.S.	4,976	744,042

Electric utilities—1.00%
CEZ	46,714	2,027,767
Total Czech Republic common stocks		2,771,809

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Egypt—2.23%
Real estate—0.01%
Talaat Moustafa Group*	28,600	18,470

Telecommunication services—0.73%
Telecom Egypt, GDR	120,734	1,485,028

Wireless telecommunication services—1.49%
Egyptian Co. for Mobile Services (MobiNil)	37,957	728,283
Orascom Telecom Holding S.A.E., GDR	73,397	2,298,588
		3,026,871
Total Egypt common stocks		4,530,369

Hong Kong—6.88%
Electric utilities—0.77%
China Resources Power Holdings Co. Ltd.	803,200	1,571,861

Industrial conglomerates—0.86%
China Merchants Holdings International Co. Ltd.	742,000	1,754,491

Marine—0.46%
Pacific Basin Shipping Ltd.	1,768,000	925,196

Multi-utilities—0.41%
China Power International Development Ltd.	4,608,000	841,179

Oil & gas—0.92%
CNOOC Ltd.	2,286,000	1,872,255

Wireless telecommunication services—3.46%
China Mobile (Hong Kong) Ltd.	803,600	7,050,926
Total Hong Kong common stocks		14,015,908

India—6.07%
Banks—0.54%
Bank of India	216,682	1,095,711

Chemicals—0.85%
Reliance Industries Ltd.	61,733	1,725,850

Diversified telecommunication services—2.21%
Bharti Airtel Ltd.*	329,175	4,498,107

Electric utilities—0.29%
Tata Power Co. Ltd.	41,400	589,338

Household products—0.49%
Hindustan Unilever Ltd.	218,652	997,453

IT consulting & services—0.84%
HCL Technologies Ltd.	135,846	483,119
Infosys Technologies Ltd., ADR	42,273	1,239,444
		1,722,563

Metals & mining—0.16%
JSW Steel Ltd.	50,900	330,643

Pharmaceuticals—0.69%
Sun Pharmaceutical Industries Ltd.	61,315	1,406,095
Total India common stocks		12,365,760

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Indonesia—0.57%
Diversified financials—0.57%
PT Bank Central Asia Tbk	4,591,000	1,155,905

Israel—2.01%
Banks—0.33%
Bank Hapoalim Ltd.	299,220	678,199

Chemicals—0.24%
Israel Chemicals Ltd.	49,865	496,474

Diversified telecommunication services—0.87%
Bezeq Israeli Telecommunication Corp. Ltd.	1,186,561	1,760,771

Internet software & services—0.57%
Check Point Software Technologies Ltd.*	57,715	1,166,998
Total Israel common stocks		4,102,442

Kazakhstan—0.77%
Oil & gas—0.77%
KazMunaiGas Exploration Production, GDR	112,100	1,569,400

Malaysia—2.65%
Banks—1.08%
Commerce Asset-Holding Berhad	864,100	1,499,941
Public Bank Berhad	120,300	284,517
Public Bank Berhad, Foreign Market	178,300	422,055
		2,206,513
Consumer products—0.63%
Tanjong PLC	383,200	1,279,747

Diversified telecommunication services—0.56%
TM International Bhd*	886,500	1,132,412

Hotels, restaurants & leisure—0.30%
Resorts World Berhad	856,900	602,687

Marine—0.08%
Malaysia International Shipping Co. Berhad	71,800	165,686
Total Malaysia common stocks		5,387,045

Mexico—5.71%
Banks—0.53%
Banco Compartamos SA de C.V.	256,900	415,273
Grupo Financiero Banorte SA de C.V., Series O	346,002	661,484
		1,076,757
Beverages—0.58%
Grupo Modelo SA de C.V., Series C	388,200	1,176,592

Household products—0.40%
Kimberly-Clark de Mexico SA de C.V., Series A	249,800	813,415

Machinery—0.35%
Industrias CH SA, Series B*	340,100	705,706

Media—0.61%
Grupo Televisa SA, ADR	70,500	1,245,030

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Mexico— (concluded)
Multi-line retail—0.80%
Wal-Mart de Mexico SA de C.V., Series V	613,936	1,638,912

Transportation infrastructure—0.32%
Grupo Aeroportuario del Pacifico SA de C.V., ADR	36,100	659,547

Wireless telecommunication services—2.12%
America Movil SA de C.V., ADR, Series L	139,398	4,312,974
Total Mexico common stocks		11,628,933

Morocco—0.35%
Real estate—0.35%
Compagnie Generale Immobiliere	2,934	705,540

Netherlands—0.21%
Metals & mining—0.21%
New World Resources NV, Class A	87,600	432,583

Philippines—0.85%
Diversified telecommunication services—0.85%
Philippine Long Distance Telephone Co., ADR	42,100	1,721,890

Poland—1.73%
Banks—0.96%
Bank Pekao SA	22,495	1,022,948
Powszechna Kasa Oszczednosci Bank Polski SA	82,378	928,940
		1,951,888
Diversified telecommunication services—0.77%
Telekomunikacja Polska SA	209,262	1,577,815
Total Poland common stocks		3,529,703

Russia—8.78%
Auto manufacturing/suppliers—0.21%
Sollers JSC (3)	61,752	432,264

Banks—0.28%
Sberbank	616,545	569,168

Marine—0.10%
Novorossiysk Sea Trade Port, GDR (1),*	38,082	205,643

Metals & mining—0.94%
Chelyabinsk Zinc Factory, GDR*	22,600	34,352
Evraz Group SA, GDR	56,351	867,805
Uralkali, GDR	48,083	1,018,087
		1,920,244

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Russia— (concluded)
Oil & gas—4.87%
Gazprom, ADR	306,106	6,122,379
LUKOIL, ADR	98,829	3,787,192
		9,909,571
Wireless telecommunication services—2.38%
Mobile TeleSystems, ADR	123,685	4,842,268
Total Russia common stocks		17,879,158

South Africa—8.01%
Banks—2.29%
African Bank Investments Ltd.	952,927	2,630,750
Standard Bank Group Ltd.	254,251	2,032,114
		4,662,864
Construction & engineering—0.52%
Murray & Roberts Holdings Ltd.	156,650	1,069,166

Construction materials—0.55%
Pretoria Portland Cement Co. Ltd.	360,436	1,116,113

Diversified telecommunication services—0.37%
Telkom South Africa Ltd.	69,263	752,554

Food & drug retailing—0.64%
Massmart Holdings Ltd.	145,300	1,302,121

Metals & mining—0.79%
Impala Platinum Holdings Ltd.	153,010	1,605,893

Oil & gas—1.62%
Sasol Ltd.	110,453	3,308,526

Wireless telecommunication services—1.23%
MTN Group Ltd.	221,245	2,496,769
Total South Africa common stocks		16,314,006

South Korea—6.35%
Banks—0.00%
Shinhan Financial Group Co. Ltd.	1	25

Chemicals—0.31%
LG Chem Ltd.	10,602	638,702

Diversified financials—1.36%
Hana Financial Group, Inc.	3	47
KB Financial Group, Inc.*	62,330	1,545,033
KB Financial Group, Inc., ADR*	49,361	1,214,774
		2,759,854

Household durables—0.62%
LG Electronics, Inc.	17,093	1,264,120

Industrial conglomerates—0.76%
Hanjin Heavy Industries & Construction Co. Ltd.	32,493	457,427
LG Corp.	27,600	1,095,183
		1,552,610

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
South Korea— (concluded)
Insurance—0.69%
Samsung Fire & Marine Insurance Co. Ltd.	10,662	1,412,141

Metals & mining—0.93%
POSCO	6,945	1,885,664

Semiconductor equipment & products—1.68%
Samsung Electronics Co. Ltd.	8,192	3,423,288
Total South Korea common stocks		12,936,404

Taiwan—11.47%
Banks—1.31%
Chinatrust Financial Holding Co. Ltd.	5,427,256	1,570,136
Mega Financial Holding Co. Ltd.	3,901,000	1,100,868
		2,671,004
Chemicals—0.72%
Formosa Plastics Corp.	465,000	795,149
Nan Ya Plastics Corp.	478,000	677,074
		1,472,223
Computers & peripherals—1.97%
Asustek Computer, Inc.	1,556,082	2,281,305
Lite-On Technology Corp.	2,679,705	1,731,247
		4,012,552
Construction materials—0.00%
Taiwan Cement Corp.	206	105

Diversified telecommunication services—0.85%
Chunghwa Telecom Co. Ltd.	413,820	681,738
Chunghwa Telecom Co. Ltd., ADR	63,782	1,049,844
		1,731,582
Electronic equipment & instruments—1.23%
HON HAI Precision Industry Co. Ltd. (Foxconn)	793,366	1,920,651
Synnex Technology International Corp.	434,392	571,825
		2,492,476
Food & drug retailing—0.48%
President Chain Store Corp.	419,000	983,191

Insurance—0.00%
Shin Kong Financial Holding Co. Ltd.	996	264

Metals & mining—0.00%
China Steel Corp.	20	15

Semiconductor equipment & products—4.17%
Advanced Semiconductor Engineering, Inc.	1,842,324	794,258
MediaTek, Inc.	185,979	1,659,717
Taiwan Semiconductor Manufacturing Co. Ltd.	4,080,961	6,038,442
		8,492,417
Textiles & apparel—0.00%
Formosa Taffeta Co. Ltd.	1,000	593

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (concluded)

	Number of
Security description	shares	Value ($)
Taiwan— (concluded)
Wireless telecommunication services—0.74%
Far EasTone Telecommunications Co. Ltd.	1,425,530	1,506,050
Total Taiwan common stocks		23,362,472

Thailand—2.57%
Banks—0.42%
Kasikornbank Public Co. Ltd., NVDR	590,800	861,845
Kasikornbank Public Co. Ltd., PLC	400	583
		862,428
Construction materials—0.35%
Siam Cement Public Co. Ltd., NVDR	243,500	718,867

Metals & mining—0.60%
Banpu Public Co. Ltd., NVDR	259,596	1,216,996

Oil & gas—1.20%
PTT Exploration and Production Public Co., Ltd. (NVDR)	353,500	886,078
PTT Public Co. Ltd.(4)	343,300	1,557,338
		2,443,416
Total Thailand common stocks		5,241,707

Turkey—3.21%
Automobiles—0.22%
Tofas Turk Otomobil Fabrikasi A.S.	387,727	455,716

Banks—1.20%
Akbank T.A.S.	708,525	2,443,073

Diversified financials—0.36%
Turkiye Vakiflar Bankasi T.A.O., Class D	733,171	720,456

Wireless telecommunication services—1.43%
Turkcell Iletisim Hizmetleri A.S. (Turkcell)	592,593	2,914,975
Total Turkey common stocks		6,534,220

United Kingdom—0.52%
Beverages—0.52%
SABMiller PLC	65,617	1,052,008
Total common stocks (cost—$299,085,503)		189,820,661

Preferred stocks—5.72%
Brazil—3.92%
Banks—1.66%
Banco Bradesco SA	96,699	1,119,860
Itausa—Investimentos Itau SA	681,814	2,265,895
		3,385,755
Electric utilities—0.15%
AES Tiete SA	49,600	307,010

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

	Number of
Security description	shares	Value ($)
Preferred stocks— (concluded)
Brazil— (concluded)
Metals & mining—1.16%
Companhia Vale do Rio Doce (CVRD), Class A	148,454	1,740,471
Usinas Siderurgicas de Minas Gerais SA (Usiminas), Class A	47,600	615,186
		2,355,657
Oil & gas—0.95%
Petroleo Brasileiro SA - Petrobras, ADR	88,012	1,942,425
Total Brazil preferred stocks		7,990,847

South Korea—1.80%
Automobiles—0.61%
Hyundai Motor Co.	82,540	1,235,831

Semiconductor equipment & products—1.19%
Samsung Electronics Co. Ltd.	9,283	2,426,314
Total South Korea preferred stocks		3,662,145
Total preferred stocks (cost—$18,996,769)		11,652,992

	Face
	amount ($)
Corporate bond(3),(4),(5),(6)—0.00%
Brazil—0.00%
Metals & mining—0.00%
Companhia Vale do Rio Doce
1.000%, due 09/29/49 (cost—$0)	10,050	0

Repurchase agreement—0.06%
Repurchase agreement dated 10/31/08 with State Street Bank & Trust Co., 0.010% due 11/03/08, collateralized by $63,617 Federal Home Loan Bank obligations, 2.190% to 2.560% due 12/26/08 to 01/23/09, and $61,429 Federal Home Loan Mortgage Corp. obligations, zero coupon due 01/23/09 to 03/31/09, (value—$125,460); proceeds: $123,000 (cost—$123,000)	123,000	123,000

	Number of
	shares
Investments of cash collateral from securities loaned—0.41%

Money market funds(7)—0.41%
BlackRock Liquidity Funds TempFund Institutional Class,
2.868%	102,526	102,526

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2008 (unaudited)

	Number of
Security description	shares	Value ($)
UBS Private Money Market Fund LLC, (8)
1.669%	726,575	726,575
Total money market funds and investments of cash collateral from securities loaned (cost—$829,101)		829,101
Total investments (cost — $319,034,373)(9),(10)— 99.41%		202,425,754
Other assets in excess of liabilities — 0.59%		1,194,516
Net assets — 100.00%		203,620,270

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at October 31, 2008.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.20% of net assets as of October 31, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	Illiquid securities representing 0.21% of net assets as of October 31, 2008.
(4)	Security is being fair valued by a valuation committee under the direction of the board of trustees.
(5)	Variable rate security. The interest rate shown is the current rate as of October 31, 2008, and resets periodically.
(6)	Perpetual bond security. The maturity date represents the final maturity.
(7)	Rates shown reflect yields at October 31, 2008.
(8)	The table below details the Portfolio’s transaction activity in an affiliated issuer for the three months ended October 31, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/08 ($)	10/31/08 ($)	10/31/08 ($)	10/31/08 ($)	10/31/08 ($)
UBS Private Money Market Fund LLC	6,385,235	85,791,278	91,449,938	726,575	17,674

(9)	Includes $637,698 of investments in securities on loan, at market value.
(10)

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2008 were $2,607,117 and $119,215,736 respectively, resulting in net unrealized depreciation of investments of $116,608,619.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks—95.59%

	Number of
Security description	shares	Value ($)
Australia—8.02%
Diversified—0.50%
Dexus Property Group	178,024	88,909
GPT Group	124,969	62,369
Stockland	29,495	79,702
		230,980
Industrial—0.20%
ING Industrial Fund	418,360	93,910

Office—0.33%
Tishman Speyer Office Fund	714,723	152,344

Residential—0.15%
ING Real Estate Community Living Group	788,842	70,968

Retail—6.84%
CFS Retail Property Trust	549,969	749,667
Westfield Group	219,501	2,440,000
		3,189,667
Total Australia common stocks		3,737,869

Austria—0.71%
Diversified—0.71%
Conwert Immobilien Invest SE*	67,905	328,922

Brazil—0.46%
Retail—0.46%
Iguatemi Empresa de Shopping Centers SA	7,659	36,059
Multiplan Empreendimentos Imobiliarios SA*	36,323	179,394
Total Brazil common stocks		215,453

Canada—1.43%
Residential - 0.70%
Boardwalk Real Estate Investment Trust	15,200	326,624

Retail - 0.73%
First Capital Realty, Inc.	20,300	339,035
Total Canada common stocks		665,659

China—0.26%
Diversified - 0.26%
China Overseas Land & Investment Ltd.	110,000	122,525

Finland—1.51%
Retail—1.51%
Citycon Oyj	296,608	703,431

France—5.87%
Diversified - 4.93%
Unibail Rodamco	15,248	2,296,810

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
France— (concluded)
Retail - 0.94%
Klepierre	19,107	439,993
Total France common stocks		2,736,803

Guernsey—0.29%
Office—0.29%
Sirius Real Estate Ltd.	351,952	135,132

Hong Kong—9.75%
Diversified—6.39%
Henderson Land Development Co. Ltd.	73,000	259,733
Hysan Development Co.	365,321	564,612
Sun Hung Kai Properties Ltd.	214,000	1,841,245
Wharf (Holdings) Ltd.	158,000	310,310
		2,975,900
Office - 1.73%
Hongkong Land Holdings Ltd.	300,000	804,656

Retail - 1.63%
Hang Lung Properties Ltd.	315,000	761,127
Total Hong Kong common stocks		4,541,683

Japan—11.18%
Diversified—4.43%
Kenedix Realty Investment Corp.	140	200,053
Mitsubishi Estate Co. Ltd.	106,000	1,865,866
		2,065,919
Office—6.75%
Japan Excellent, Inc.	118	395,970
Mitsui Fudosan Co. Ltd.	117,000	2,014,327
Sumitomo Realty & Development Co. Ltd.	20,000	320,889
TOKYU REIT, Inc.	72	413,153
		3,144,339
Total Japan common stocks		5,210,258

Mexico—0.69%
Residential - 0.69%
Urbi, Desarrollos Urbanos, SA de C.V.*	229,956	321,679

Singapore—2.92%
Industrial - 1.25%
Ascendas Real Estate Investment Trust	538,000	580,346

Office - 0.41%
Suntec Real Estate Investment Trust	402,000	190,480

Retail - 1.26%
CapitaMall Trust	449,000	587,896
Total Singapore common stocks		1,358,722

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Sweden—3.57%
Diversified—3.57%
Castellum AB	135,894	921,000
Hufvudstaden AB, Class A	116,948	741,627
Total Sweden common stocks		1,662,627

United Kingdom—6.85%
Diversified—3.07%
British Land Co. PLC	96,742	968,341
Land Securities Group PLC	26,284	461,871
		1,430,212
Office—2.88%
Derwent London PLC	61,764	724,562
Great Portland Estates PLC	139,520	620,116
		1,344,678
Residential—0.62%
Unite Group PLC	119,288	291,081

Retail—0.28%
Liberty International PLC	11,611	128,472
Total United Kingdom common stocks		3,194,443

United States—42.08%
Diversified - 4.24%
Vornado Realty Trust	28,012	1,976,247

Health care—4.82%
HCP, Inc.	33,501	1,002,685
Ventas, Inc.	34,531	1,245,188
		2,247,873
Hotels—1.36%
Host Hotels & Resorts, Inc.	13,340	137,936
Morgans Hotel Group Co.(1),*	43,407	206,617
Starwood Hotels & Resorts Worldwide, Inc.	6,054	136,457
Sunstone Hotel Investors, Inc.	23,267	152,399
		633,409
Industrial—5.59%
AMB Property Corp.	25,547	613,894
Extra Space Storage, Inc.	41,572	478,494
ProLogis	56,139	785,946
Public Storage, Inc.	8,934	728,121
		2,606,455
Office—7.09%
Alexandria Real Estate Equities, Inc.	6,176	429,355
Boston Properties, Inc.	16,428	1,164,417
Digital Realty Trust, Inc.	14,238	476,688
Douglas Emmett, Inc.	30,938	467,164
SL Green Realty Corp.	18,178	764,203
		3,301,827
Other - 0.83%
American Tower Corp., Class A*	12,018	388,302

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (concluded)

	Number of
Security description	shares	Value ($)
United States— (concluded)
Residential—6.36%
American Campus Communities, Inc.	29,521	766,955
AvalonBay Communities, Inc.	12,710	902,664
Equity Residential	12,732	444,729
Essex Property Trust, Inc.	6,386	621,358
Home Properties, Inc.	5,682	230,064
		2,965,770
Retail—11.79%
Acadia Realty Trust	33,801	610,784
Federal Realty Investment Trust	12,934	792,466
General Growth Properties, Inc.	31,857	131,888
Kimco Realty Corp.	22,611	510,557
Regency Centers Corp.	10,672	421,117
Simon Property Group, Inc.	27,408	1,837,158
Taubman Centers, Inc.	24,289	806,881
The Macerich Co.	12,960	381,283
		5,492,134
Total United States common stocks		19,612,017
Total common stocks (cost—$71,660,266)		44,547,223

Number of
rights
Rights*—0.03%
Australia—0.03%
Diversified—0.03%
GPT Group exercise price AUD 0.6, expires 11/17/08 (cost—$0)	124,969	12,042

Face
amount ($)
Repurchase agreement—3.93%
Repurchase agreement dated 10/31/08 with State Street Bank & Trust Co., 0.010%, due 11/03/08, collateralized by $947,017 Federal Home Loan Bank obligations, 2.190% to 2.560% due 12/26/08 to 01/23/09 and $914,441 Federal Home Loan Mortgage Corp. obligations, zero coupon due 01/23/09 to 03/31/09; (value—$1,867,624); proceeds: $1,831,002 (cost—$1,831,000)	1,831,000	1,831,000

	Number of
	shares
Investments of cash collateral from securities loaned—0.16%
Money market funds(2) — 0.16%
BlackRock Liquidity Funds TempFund Institutional Class,
2.868%	631	631
DWS Money Market Series Institutional,
2.073%	53,057	53,057

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2008 (unaudited)

	Number of
Security description	shares	Value ($)
UBS Private Money Market Fund LLC,(3)
1.669%	22,312	22,312
Total money market funds and investments of cash collateral from securities loaned (cost—$76,000)		76,000
Total investments (cost — $73,567,266)(4),(5) — 99.71%		46,466,265
Other assets in excess of liabilities — 0.29%		136,203
Net assets — 100.00%		46,602,468

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at October 31, 2008.
(2)	Rates shown reflect yield at October 31, 2008.
(3)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/08 ($)	10/31/08 ($)	10/31/08 ($)	10/31/08 ($)	10/31/08 ($)
UBS Private Money Market Fund LLC	1,692,918	5,760,503	7,431,109	22,312	782

(4)	Includes $72,352 of investments in securities on loan, at value.
(5)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2008 were $66,611 and $27,167,612, respectively, resulting in net unrealized depreciation of investments of $27,101,001.

AUD	Australian Dollar
REIT	Real Estate Investment Trust

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks—47.34%

	Number of
Security description	shares	Value ($)
Australia—1.72%
Banks—0.30%
Commonwealth Bank of Australia	63,819	1,735,663

Chemicals—0.02%
Orica Ltd.	9,052	117,155

Construction materials—0.00%
Boral Ltd.	2,097	6,311

Diversified telecommunication services—0.01%
Telstra Corp. Ltd.	18,394	50,503

Gas utilities—0.04%
AGL Energy Ltd.	26,995	251,372

Industrial conglomerates—0.06%
Brambles Ltd.	3,308	17,518
Wesfarmers Ltd.	24,274	346,986
		364,504
Insurance—0.04%
AMP Ltd.	62,926	230,069

Metals & mining—0.61%
Alumina Ltd.	629,687	881,332
BHP Billiton Ltd.	54,724	1,051,407
BlueScope Steel Ltd.	253,663	745,260
Energy Resources of Australia Ltd.	81,342	766,379
		3,444,378
Oil & gas—0.31%
Paladin Resources Ltd.*	348,609	540,565
Woodside Petroleum Ltd.	43,237	1,216,143
		1,756,708
Pharmaceuticals—0.29%
CSL Ltd.	66,646	1,624,385

Real estate—0.04%
CFS Retail Property Trust	175,899	239,769
Total Australia common stocks		9,820,817

Austria—0.30%
Banks—0.06%
Erste Bank der oesterreichischen Sparkassen AG	11,578	313,388

Electric utilities—0.24%
Oesterreichische Elektrizitaetswirtschafts-AG (Verbund), Class A	29,176	1,383,957
Total Austria common stocks		1,697,345

Belgium—0.23%
Diversified operations—0.10%
Compagnie Nationale a Portefeuille (CNP)/Nationale Portefeuille Maatschappij (NPM)	10,718	578,772

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Belgium— (concluded)
Diversified telecommunication services—0.13%
Mobistar SA	11,144	739,343
Total Belgium common stocks		1,318,115

Bermuda—0.84%
Biotechnology—0.01%
Mingyuan Medicare Development Co. Ltd.	490,000	36,153

Diversified financials—0.00%
Chinese Estates Holdings Ltd.	1,000	757

Electric utilities—0.09%
Cheung Kong Infrastructure Holdings Ltd.	145,000	526,502

Energy equipment & services—0.02%
Seadrill Ltd.	15,000	143,814

Food products—0.06%
Bunge Ltd.	7,900	303,439
Cosan Ltd.*	8,300	22,244
		325,683
Hotels, restaurants & leisure—0.05%
Shangri-La Asia Ltd.	203,333	284,399

IT consulting & services—0.25%
Accenture Ltd., Class A(1)	43,900	1,450,895

Machinery—0.06%
Ingersoll-Rand Co. Ltd., Class A	19,300	356,085

Marine—0.21%
Frontline Ltd.	37,890	1,172,128

Real estate—0.03%
Hopson Development Holdings Ltd.	30,000	9,856
Sinofert Holdings Ltd.	346,000	191,426
		201,282
Retail—0.04%
Huabao International Holdings Ltd.	315,000	202,128

Textiles & apparel—0.02%
Ports Design Ltd.	83,500	95,299
Total Bermuda common stocks		4,795,125

Brazil—0.51%
Banks—0.02%
Banco Itau Holding Financeira SA, ADR	8,625	95,393

Electric utilities—0.02%
Companhia Energetica de Minas Gerais-CEMIG, ADR	6,900	104,949

Food products—0.06%
Cosan SA Industria e Comercio*	31,500	153,393
Marfrig Frigorificos e Comercio de Alimentos SA	24,100	116,801
Perdigao SA	6,500	94,507
		364,701
Health care providers & services—0.01%
OdontoPrev SA	3,200	41,209

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Brazil— (concluded)
Machinery—0.01%
Weg SA	6,300	35,767

Metals & mining—0.25%
Anglo Ferrous Brazil SA*	6,000	78,680
Companhia Vale do Rio Doce (CVRD), ADR	100,600	1,319,872
Usinas Siderurgicas de Minas Gerais SA	3,450	40,527
		1,439,079
Oil & gas—0.13%
Petroleo Brasileiro SA, ADR	27,700	744,853

Transportation services—0.01%
All America Latina Logistica (ALL)	18,700	87,178
Total Brazil common stocks		2,913,129

Canada—1.89%
Chemicals—0.30%
Agrium, Inc.	13,500	517,128
Potash Corp. of Saskatchewan, Inc.	13,600	1,157,687
		1,674,815
Diversified financials—0.23%
ARC Energy Trust	48,300	732,535
TMX Group, Inc.	24,800	581,060
		1,313,595
Diversified manufacturing—0.15%
Bombardier, Inc., Class B	226,200	872,671

Electronic equipment & instruments—0.08%
Celestica, Inc.*	93,900	454,192

Energy equipment & services—0.00%
Precision Drilling Trust	600	6,471

Metals & mining—0.27%
Enerplus Resources Fund	25,100	675,762
Teck Cominco Ltd., Class B	56,440	561,918
Uranium One, Inc.*	379,360	321,038
		1,558,718
Oil & gas—0.79%
Canadian Natural Resources Ltd.	9,300	469,282
Encana Corp.	38,500	1,955,824
Ensign Energy Services, Inc.	11,300	145,410
Imperial Oil Ltd.	40,200	1,422,492
Nexen, Inc.	4,100	65,108
Petro-Canada	6,800	169,728
Suncor Energy, Inc.	11,400	273,816
		4,501,660
Real estate—0.06%
RioCan Real Estate Investment Trust	23,900	333,327

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Canada— (concluded)
Transportation services—0.01%
Viterra, Inc.*	7,600	48,237
Total Canada common stocks		10,763,686

Cayman Islands—0.32%
Electronic equipment & instruments—0.01%
Kingboard Chemical Holdings Ltd.	27,000	52,898

Energy equipment & services—0.02%
WSP Holdings Ltd., ADR*	21,100	100,014

Food products—0.05%
Chaoda Modern Agriculture (Holdings) Ltd.	274,000	187,297
China Mengniu Dairy Co. Ltd.	39,000	37,371
Tingyi (Cayman Islands) Holding Corp.	62,000	65,773
		290,441
Hotels, restaurants & leisure—0.04%
Ctrip.com International Ltd., ADR	7,660	234,243

Industrial conglomerates—0.02%
Golden Meditech Co. Ltd.*	904,000	129,571

Internet software & services—0.02%
Tencent Holdings Ltd.	17,600	127,102

Machinery—0.01%
Daphne International Holdings Ltd.	186,000	37,663

Oil & gas—0.10%
Transocean, Inc.	7,308	601,668

Personal products—0.05%
Hengan International Group Co. Ltd.	96,000	270,745

Specialty retail—0.00%
China Dongxiang Group Co.	7,000	2,034
Total Cayman Islands common stocks		1,846,379

Chile—0.02%
Chemicals—0.02%
Sociedad Quimica y Minera de Chile SA, ADR	5,900	135,110

China—0.72%
Automobiles—0.00%
Dongfeng Motor Corp., Class H	70,000	19,385

Banks—0.15%
China Merchants Bank Co. Ltd., Class H	50,500	76,217
Industrial & Commercial Bank of China, Class H	1,684,000	783,480
		859,697
Chemicals—0.00%
Sinopec Shanghai Petrochemical Co. Ltd., Class H	72,000	13,380

Commercial services & supplies—0.01%
Travelsky Technology Ltd., Class H	124,000	29,302

Diversified financials—0.04%
Bank of China Ltd., Class H	701,000	208,263

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
China— (concluded)
Diversified telecommunication services—0.03%
China Telecom Corp. Ltd., Class H	510,000	179,844

Electric utilities—0.02%
Datang International Power Generation Co. Ltd., Class H	244,000	91,102

Energy equipment & services—0.01%
China Oilfield Services Ltd., Class H	84,000	47,014

Health care equipment & supplies—0.04%
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	186,000	222,033

Insurance—0.08%
China Life Insurance Co., Class H	178,000	475,706

Machinery—0.05%
Shanghai Electric Group Co. Ltd., Class H*	656,000	193,544
Weichai Power Co. Ltd., Class H	30,000	69,627
		263,171
Metals & mining—0.08%
Angang Steel Co. Ltd., Class H	136,000	84,377
China Shenhua Energy Co. Ltd., Class H	130,500	241,750
Jiangxi Copper Co. Ltd.	29,000	13,888
Yanzhou Coal Mining Co. Ltd., Class H	150,000	94,205
		434,220
Multi-line retail—0.01%
Wumart Stores, Inc., Class H	85,000	69,193

Oil & gas—0.04%
PetroChina Co. Ltd., Class H	290,000	226,005

Pharmaceuticals—0.01%
Guangzhou Pharmaceutical Co. Ltd., Class H	354,000	83,529

Real estate—0.01%
Shanghai Forte Land Co. Ltd., Class H*	230,000	27,674

Transportation infrastructure—0.02%
China Communications Construction Co. Ltd., Class H	192,000	134,124

Wireless telecommunication services—0.12%
China Mobile (Hong Kong) Ltd.	78,500	688,773
Total China common stocks		4,072,415

Denmark—0.34%
Chemicals—0.18%
Novozymes A/S*	14,750	1,050,344

Electrical equipment—0.16%
Vestas Wind Systems A/S*	21,563	887,566
Total Denmark common stocks		1,937,910

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Egypt—0.02%
Construction & engineering—0.01%
Orascom Construction Industries (OCI)	2,625	87,801

Real estate—0.01%
Talaat Moustafa Group*	81,805	52,829
Total Egypt common stocks		140,630

Finland—0.60%
Diversified telecommunication services—0.29%
Nokia Oyj	105,933	1,615,800

Metals & mining—0.10%
Kone Oyj, Class B	25,545	571,796

Oil & gas—0.15%
Fortum Oyj	35,207	866,638

Pharmaceuticals—0.06%
Orion Oyj, Class B*	24,069	354,204
Total Finland common stocks		3,408,438

France—1.64%
Commercial services & supplies—0.14%
PagesJaunes Groupe	82,046	779,314

Energy equipment & services—0.02%
Technip SA	3,397	101,565

Health care equipment & supplies—0.03%
Air Liquide SA	2,277	196,257

Hotels, restaurants & leisure—0.13%
Accor SA	19,609	764,010

Media—0.00%
M6 Metropole Television*	1,059	16,679

Metals & mining—0.09%
Eramet	2,646	531,053

Oil & gas—0.55%
GDF Suez	57,027	2,539,288
Total SA	10,364	569,240
		3,108,528
Personal products—0.38%
L’Oreal SA(1)	28,475	2,152,582

Textiles & apparel—0.30%
Hermes International	13,099	1,693,421
Total France common stocks		9,343,409

Germany—1.34%
Chemicals—0.20%
K+S AG	2,097	83,302
Wacker Chemie AG	9,807	1,082,710
		1,166,012

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Germany— (concluded)
Construction & engineering—0.14%
Bilfinger Berger AG	5,791	265,600
Hochtief AG	16,569	516,072
		781,672
Diversified telecommunication services—0.06%
Deutsche Telekom AG	23,796	354,192

Household products—0.64%
Henkel AG & Co. KGaA	131,016	3,615,106

Machinery—0.27%
MAN AG	31,293	1,540,402

Software—0.03%
SAP AG	4,291	152,563
Total Germany common stocks		7,609,947

Hong Kong—1.20%
Banks—0.29%
Hang Seng Bank Ltd.	134,800	1,671,090

Distributors—0.07%
China Resources Enterprise Ltd.	202,000	396,460

Diversified financials—0.18%
Hong Kong Exchanges & Clearing Ltd.	22,900	234,099
Swire Pacific Ltd., Class A	111,000	774,526
		1,008,625
Electric utilities—0.01%
China Resources Power Holdings Co. Ltd.	40,000	78,280

Industrial conglomerates—0.05%
Beijing Enterprises Holdings Ltd.	70,000	272,700
Melco International Development Ltd.	35,000	6,210
		278,910
Insurance—0.01%
China Insurance International Holdings Co. Ltd.	27,000	62,576

Oil & gas—0.06%
CNOOC Ltd.	411,000	336,613

Real estate—0.50%
China Overseas Land & Investment Ltd.	60,000	66,832
Hang Lung Group Ltd.	66,000	214,469
Henderson Land Development Co. Ltd.	271,000	964,213
Hysan Development Co. Ltd.	190,000	293,650
Link REIT	150,000	261,324
New World Development Co. Ltd.	443,000	372,420
Shun Tak Holdings Ltd.	176,000	35,720
Sino Land Co. Ltd.	532,000	456,188
Sino-Ocean Land Holdings Ltd.	99,000	26,114
Wheelock & Co. Ltd.	104,000	156,657
		2,847,587

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Hong Kong— (concluded)
Trading companies & distributors—0.01%
Shougang Concord International Enterprises Co. Ltd.	302,000	24,419

Wireless telecommunication services—0.02%
China Unicom (Hong Kong) Ltd.	70,876	102,086
Total Hong Kong common stocks		6,806,646

India—0.10%
Banks—0.00%
Firstsource Solutions Ltd.*	38,600	11,848

Chemicals—0.05%
Reliance Industries Ltd.	8,214	229,636
Tata Chemicals Ltd.	22,687	74,334
		303,970
Construction & engineering—0.01%
Larsen & Toubro Ltd.	1,697	28,198

Electrical equipment—0.01%
Bharat Heavy Electricals Ltd.	2,200	59,643

Pharmaceuticals—0.01%
Nicholas Piramal India Ltd.	11,295	51,283
Piramal Life Sciences Ltd.*	560	778
		52,061
Software—0.02%
Educomp Solutions Ltd.	2,052	95,281
Total India common stocks		551,001

Israel—0.07%
Chemicals—0.04%
Israel Chemicals Ltd.	12,069	120,163
Makhteshim-Agan Industries Ltd.	26,556	100,332
		220,495
Pharmaceuticals—0.03%
Teva Pharmaceutical Industries Ltd., ADR	4,700	201,536
Total Israel common stocks		422,031

Italy—0.68%
Banks—0.14%
Banca Carige SpA	372,462	799,786

Diversified financials—0.00%
IFI-Istituto Finanziario Industriale SpA*	294	2,574

Diversified telecommunication services—0.22%
Telecom Italia SpA	1,099,426	1,265,591

Industrial conglomerates—0.06%
Pirelli & C. SpA	982,340	347,215

Insurance—0.17%
Compagnia Assicuratrice Unipol SpA	733,370	803,697

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Italy— (concluded)
Insurance— (concluded)
Unipol Gruppo Finanziario SpA	100,049	177,795
		981,492
Oil & gas—0.09%
ENI SpA	20,604	490,961
Total Italy common stocks		3,887,619

Japan—3.98%
Banks—0.47%
Suruga Bank Ltd.	20,000	185,825
The 77 Bank Ltd.	53,000	251,481
The Bank of Kyoto Ltd.	3,000	31,413
The Bank of Yokohama Ltd.	1,000	4,800
The Chiba Bank Ltd.	117,000	569,550
The Gunma Bank Ltd.	24,000	124,131
The Hachijuni Bank Ltd.	52,000	254,305
The Hiroshima Bank Ltd	3,000	11,103
The Iyo Bank Ltd.	52,000	567,352
The Joyo Bank Ltd.	141,000	661,422
		2,661,382
Chemicals—0.05%
Denki Kagaku Kogyo Kabushiki Kaisha	102,000	229,789
Tokuyama Corp.	11,000	55,140
		284,929
Commercial services & supplies—0.01%
Hakuhodo DY Holdings, Inc.	1,090	49,417

Computers & peripherals—0.25%
Fujitsu Ltd.	20,000	79,590
NEC Corp.	442,000	1,328,214
		1,407,804
Containers & packaging—0.10%
Toyo Seikan Kaisha Ltd.	44,800	559,562

Diversified financials—0.31%
Aiful Corp.	136,850	650,851
Chuo Mitsui Trust Holdings, Inc.	243,000	955,827
Hokuhoku Financial Group, Inc.	20,000	39,321
Promise Co. Ltd.	8,000	142,254
		1,788,253
Electrical equipment—0.19%
The Furukawa Electric Co. Ltd.	368,000	1,101,971

Electronic equipment & instruments—0.35%
Hitachi Chemical Co. Ltd.	11,200	114,235
Hitachi Ltd.	351,000	1,629,975
Oki Electric Industry Co. Ltd.*	300,000	247,074
		1,991,284
Food products—0.03%
Nichirei Corp.	36,000	151,570

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Japan— (concluded)
Household durables—0.16%
Matsushita Electric Industrial Co. Ltd.	58,000	901,868

Insurance—0.23%
Aioi Insurance Co. Ltd.	6,000	24,398
NIPPONKOA Insurance Co. Ltd.	1,000	6,132
Sompo Japan Insurance, Inc.	1,000	7,120
T&D Holdings, Inc.	33,750	1,298,525
		1,336,175
Leisure equipment & products—0.25%
Sankyo Co. Ltd.	32,000	1,445,619

Machinery—0.16%
Ebara Corp.	203,000	400,274
Japan Steel Works Ltd.	76,000	535,434
		935,708
Marine—0.02%
Mitsubishi Logistics Corp.	10,000	91,822

Media—0.19%
Dentsu, Inc.	657	1,072,866

Metals & mining—0.00%
Tokyo Steel Manufacturing Co. Ltd.	3,500	26,975

Multi-line retail—0.02%
UNY Co. Ltd.	18,000	141,291

Personal products—0.09%
Shiseido Co. Ltd.	24,000	486,160

Pharmaceuticals—0.48%
Kyowa Hakko Kogyo Co. Ltd.	165,000	1,365,864
Ono Pharmaceutical Co. Ltd.	1,800	80,531
Taisho Pharmaceutical Co. Ltd.	72,000	1,299,634
		2,746,029
Real estate—0.13%
Nomura Real Estate Holdings, Inc.	3,300	63,949
Sumitomo Realty & Development Co. Ltd.	41,000	657,823
		721,772
Road & rail—0.04%
Hankyu Hanshin Holdings, Inc.	47,000	221,962

Semiconductor equipment & products—0.07%
Advantest Corp.	26,000	380,908

Specialty retail—0.09%
Fast Retailing Co. Ltd.	4,600	484,698

Trading companies & distributors—0.00%
Hitachi High-Technologies Corp.	1,000	16,431

Wireless telecommunication services—0.29%
NTT DoCoMo, Inc.	1,032	1,637,327
Total Japan common stocks		22,643,783

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Luxembourg—0.11%
Metals & mining—0.11%
ArcelorMittal	24,800	651,000

Malaysia—0.05%
Diversified financials—0.01%
AMMB Holdings Berhad	112,500	68,368

Food products—0.03%
Kuala Lumpur Kepong Berhad	37,300	87,569
Kulim (Malaysia) Berhad	35,600	39,185
		126,754
Hotels, restaurants & leisure—0.01%
Resorts World Berhad	87,300	61,401
Total Malaysia common stocks		256,523

Mauritius—0.01%
Food products—0.01%
Golden Agri-Resources Ltd.	404,000	52,559

Mexico—0.08%
Beverages—0.01%
Fomento Economico Mexicano S.A.B. de C.V. (FEMSA), ADR	2,300	58,167

Construction & engineering—0.01%
Impulsora del Desarrollo y el Empleo en America Latina, SA de C.V.(Ideal)*	73,600	62,918

Media—0.02%
Grupo Televisa SA, ADR	5,000	88,300

Multi-line retail—0.01%
Wal-Mart de Mexico SAB de C.V., Series V	32,500	86,759

Wireless telecommunication services—0.03%
America Movil SA de C.V., ADR, Series L	5,600	173,264
Total Mexico common stocks		469,408

Netherlands—0.45%
Air freight & couriers—0.23%
TNT N.V.	62,101	1,300,163

Energy equipment & services—0.08%
Schlumberger Ltd.	8,500	439,025

Food products—0.04%
Unilever N.V.	10,074	242,862

Household durables—0.10%
Koninklijke (Royal) Philips Electronics N.V.	30,774	568,162
Total Netherlands common stocks		2,550,212

Norway—0.47%
Chemicals—0.11%
Yara International ASA	28,900	603,469

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Norway— (concluded)
Construction & engineering—0.02%
Aker Solutions ASA	20,800	113,383

Food products—0.01%
Marine Harvest*	520,000	83,804

Oil & gas—0.33%
Norsk Hydro ASA	191,300	804,267
Statoil ASA	54,850	1,097,042
		1,901,309
Total Norway common stocks		2,701,965

Peru—0.01%
Metals & mining—0.01%
Compania de Minas Buenaventura SA, ADR	5,800	73,312

Philippines—0.01%
Diversified telecommunication services—0.01%
Philippine Long Distance Telephone Co., ADR	1,600	65,440

Portugal—0.01%
Industrial conglomerates—0.01%
Sonae S.G.P.S. SA	124,556	76,942

Russia—0.11%
Oil & gas—0.11%
Gazprom, ADR(2)	866	17,710
Gazprom, ADR(3)	23,570	475,642
LUKOIL, ADR	4,100	156,620
Total Russia common stocks		649,972

Singapore—0.50%
Construction & engineering—0.00%
SembCorp Industries Ltd.	16,000	26,985

Diversified telecommunication services—0.37%
Singapore Telecommunications Ltd.	1,239,000	2,084,677

Food products—0.02%
Wilmar International Ltd.	87,000	147,023

Machinery—0.01%
Yangzijiang Shipbuilding Holdings Ltd.	133,000	29,338

Marine—0.00%
Neptune Orient Lines Ltd.	8,000	6,712

Real estate—0.09%
Capitaland Ltd.	253,000	499,708

Schools—0.01%
Raffles Education Corp. Ltd.	80,000	30,489
Total Singapore common stocks		2,824,932

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
South Africa—0.42%
Diversified financials—0.02%
African Bank Investments Ltd.	28,372	78,327

Health care equipment & supplies—0.01%
Aspen Pharmacare Holdings Ltd.	21,176	74,352

Metals & mining—0.33%
Anglo Platinum Ltd.	17,712	735,341
Gold Fields Ltd., ADR	166,700	1,108,555
Impala Platinum Holdings Ltd.	4,241	44,511
		1,888,407
Pharmaceuticals—0.02%
Adcock Ingram Holdings Ltd.*	29,521	103,522

Specialty retail—0.02%
Truworths International Ltd.	34,311	116,849

Wireless telecommunication services—0.02%
MTN Group Ltd.	8,933	100,809
Total South Africa common stocks		2,362,266

South Korea—0.02%
Household durables—0.02%
LG Electronics, Inc.	1,356	100,284

Spain—0.40%
Airlines—0.07%
Iberia Lineas Aereas de Espana SA	180,247	423,427

Machinery—0.11%
Zardoya Otis SA	31,204	595,954

Multi-utilities—0.01%
Union Fenosa SA	2,580	54,701

Oil & gas—0.21%
Repsol YPF SA	62,986	1,201,065
Total Spain common stocks		2,275,147

Sweden—0.41%
Banks—0.01%
Nordea Bank AB	9,400	75,379

Commercial services & supplies—0.19%
Securitas AB, B Shares	110,400	1,062,597

Diversified telecommunication services—0.18%
Tele2 AB, B Shares	119,100	1,026,205

Machinery—0.02%
Atlas Copco AB, B Shares	400	3,000
Scania AB, B Shares	12,800	105,139
		108,139
Metals & mining—0.01%
SSAB Svenskt Staal AB, Series B	4,500	41,391
Total Sweden common stocks		2,313,711

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Switzerland—0.70%
Air freight & couriers—0.07%
Kuehne & Nagel International AG	6,399	389,216

Building products—0.04%
Geberit AG	2,341	243,450

Chemicals—0.11%
Syngenta AG	3,180	593,083

Electrical equipment—0.18%
ABB Ltd.	78,810	1,042,050

Food products—0.05%
Nestle SA	7,871	306,807

Machinery—0.24%
Schindler Holding AG	31,555	1,378,535

Real estate—0.01%
Orascom Development Holding AG*	780	22,595
Total Switzerland common stocks		3,975,736

Taiwan—0.05%
Electronic equipment & instruments—0.02%
HON HAI Precision Industry Co. Ltd. (Foxconn)	36,570	88,532

Semiconductor equipment & products—0.03%
Powertech Technology, Inc.	32,010	45,990
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	14,500	119,770
		165,760
Total Taiwan common stocks		254,292

Thailand—0.01%
Banks—0.01%
Bangkok Bank Public Co. Ltd.	28,200	57,397

Turkey—0.03%
Industrial conglomerates—0.03%
Dogan Sirketler Grubu Holdings AS*	71,113	57,221
Haci Omer Sabanci Holding AS	25,924	63,059
Koc Holding AS	21,100	39,447
Total Turkey common stocks		159,727

United Kingdom—2.48%
Agriculture—0.01%
New Britain Palm Oil Ltd.	10,851	34,429

Banks—0.02%
HBOS PLC	80,121	130,586

Distributors—0.04%
Reckitt Benckiser Group PLC	5,615	236,006

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
United Kingdom— (concluded)
Diversified financials—0.13%
ICAP PLC	149,763	745,483

Electric utilities—0.02%
British Energy Group PLC(1)	7,480	89,188

Food & drug retailing—0.31%
William Morrison Supermarkets PLC	416,084	1,777,745

Hotels, restaurants & leisure—0.09%
InterContinental Hotels Group PLC	12,564	106,557
Ladbrokes PLC	148,697	379,336
		485,893
Industrial conglomerates—0.06%
Tomkins PLC	196,612	362,709

Metals & mining—0.34%
Anglo American PLC(1)	52,903	1,306,495
Antofagasta PLC	2,227	13,623
Eurasian Natural Resources Corp.	126,278	629,423
		1,949,541
Oil & gas—1.07%
BG Group PLC	148,328	2,182,074
BP PLC	49,208	406,660
Royal Dutch Shell PLC	18,607	497,328
Royal Dutch Shell PLC, A Shares(1)	110,922	3,032,646
		6,118,708
Wireless telecommunication services—0.39%
Vodafone Group PLC	1,137,050	2,190,146
Total United Kingdom common stocks		14,120,434

United States—24.49%
Aerospace & defense—0.27%
Raytheon Co.(1)	29,800	1,523,078

Automobiles—0.07%
Ford Motor Co.(1),*	800	1,752
Harley-Davidson, Inc.	16,300	399,024
		400,776
Banks—0.38%
Bank of New York Mellon Corp.(1)	3,300	107,580
New York Community Bancorp, Inc.(1)	30,200	472,932
Northern Trust Corp.(1)	28,000	1,576,680
		2,157,192
Beverages—0.02%
The Coca-Cola Co.(1)	2,700	118,962

Biotechnology—0.56%
Applied Biosystems, Inc.	102,800	3,169,324

Chemicals—1.18%
Air Products & Chemicals, Inc.(1)	21,800	1,267,234
CF Industries Holdings, Inc.	4,800	308,112

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
United States— (continued)
Chemicals— (concluded)
Eastman Chemical Co.(1)	24,700	997,633
Ecolab, Inc.(1)	59,100	2,202,066
Monsanto Co.	13,000	1,156,740
Praxair, Inc.(1)	1,500	97,725
The Mosaic Co.	5,400	212,814
Zep, Inc.	21,600	454,680
		6,697,004
Commercial services & supplies—0.95%
Arbitron, Inc.	46,400	1,511,712
Fiserv, Inc.*	39,400	1,314,384
Manpower, Inc.(1)	18,400	572,792
MasterCard, Inc., Class A(1)	12,900	1,906,878
Republic Services, Inc.(1)	1,400	33,180
Waste Management, Inc.(1)	2,700	84,321
		5,423,267
Computers & peripherals—0.66%
Apple, Inc.(1),*	19,200	2,065,728
Dell, Inc.(1),*	128,400	1,560,060
Hewlett-Packard Co.(1)	2,968	113,615
		3,739,403
Construction & engineering—0.05%
Fluor Corp.(1)	7,200	287,496

Diversified financials—1.48%
Janus Capital Group, Inc.(1)	86,800	1,019,032
Moody’s Corp.(1)	51,900	1,328,640
T. Rowe Price Group, Inc.(1)	68,700	2,716,398
Visa, Inc., Class A Shares(1)	30,000	1,660,500
Western Union Co.(1)	113,000	1,724,380
		8,448,950
Diversified telecommunication services—0.06%
Verizon Communications, Inc.(1)	10,600	314,502
Windstream Corp.(1)	100	751
		315,253
Electric utilities—0.07%
Dynegy, Inc., Class A(1),*	2,300	8,372
Reliant Energy, Inc.(1),*	75,100	394,275
		402,647
Electrical equipment—0.13%
Acuity Brands, Inc.	21,900	765,624

Electronic equipment & instruments—1.09%
Agilent Technologies, Inc.(1),*	22,000	488,180
Belden CDT, Inc.	100,100	2,086,084
Diebold, Inc.	21,700	644,924
Waters Corp.(1),*	67,900	2,974,020
		6,193,208

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
United States— (continued)
Energy equipment & services—0.66%
Baker Hughes, Inc.	6,200	216,690
FMC Technologies, Inc.(1),*	31,200	1,091,688
Halliburton Co.(1)	70,300	1,391,237
SEACOR Holdings, Inc.*	7,700	517,209
Weatherford International Ltd.*	33,700	568,856
		3,785,680
Food & drug retailing—0.55%
Sysco Corp.(1)	119,400	3,128,280

Food products—0.20%
Archer-Daniels-Midland Co.	15,200	315,096
Dean Foods Co.*	8,000	174,880
Hormel Foods Corp.	3,400	96,084
Lance, Inc.	26,600	550,354
		1,136,414
Health care equipment & supplies—0.34%
Varian Medical Systems, Inc.(1),*	42,500	1,934,175

Health care providers & services—0.76%
AmerisourceBergen Corp.(1)	22,700	709,829
Express Scripts, Inc.(1),*	35,600	2,157,716
Quest Diagnostics, Inc.(1)	31,500	1,474,200
		4,341,745
Hotels, restaurants & leisure—0.29%
Yum! Brands, Inc.(1)	57,500	1,668,075

Household durables—0.06%
Acco Brands Corp.*	125,400	353,628

Household products—1.08%
Colgate-Palmolive Co.(1)	25,400	1,594,104
Procter & Gamble Co.(1)	70,700	4,562,978
		6,157,082
Industrial conglomerates—0.35%
Carlisle Cos., Inc.	85,800	1,994,850

Insurance—1.12%
Berkshire Hathaway, Inc.(1),*	615	2,361,600
Metlife, Inc.(1)	37,300	1,239,106
Progressive Corp.(1)	140,500	2,004,935
Unum Group(1)	47,600	749,700
		6,355,341
Internet software & services—0.10%
McAfee, Inc.(1),*	900	29,295
Websense, Inc.*	29,200	569,984
		599,279
IT consulting & services—0.85%
Automatic Data Processing, Inc.(1)	72,300	2,526,885
Paychex, Inc.(1)	81,300	2,320,302
		4,847,187

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
United States— (continued)
Leisure equipment & products—0.55%
Mattel, Inc.	207,000	3,109,140

Machinery—0.31%
AGCO Corp.*	8,500	267,920
Deere & Co.	15,300	589,968
Flowserve Corp.	9,400	535,048
ITT Corp.(1)	1,100	48,950
Parker Hannifin Corp.(1)	600	23,262
SPX Corp.(1)	8,400	325,416
		1,790,564
Media—0.73%
Comcast Corp., Special Class A	34,700	535,074
E.W. Scripps Co., Class A(1)	38,500	179,025
Interpublic Group of Cos., Inc.(1),*	100	519
Liberty Global, Inc., Series C*	56,100	906,576
Walt Disney Co.(1)	99,000	2,564,100
		4,185,294
Metals & mining—0.18%
CONSOL Energy, Inc.	4,100	128,699
Freeport-McMoRan Copper & Gold, Inc., Class B	22,600	657,660
Peabody Energy Corp.	7,300	251,923
		1,038,282
Oil & gas—1.64%
Anadarko Petroleum Corp.(1)	40,400	1,426,120
Chevron Corp.	9,600	716,160
ConocoPhillips	10,900	567,018
EOG Resources, Inc.	7,300	590,716
Equitable Resources, Inc.	5,700	197,847
Exxon Mobil Corp.(1)	19,900	1,474,988
Hess Corp.	4,400	264,924
Marathon Oil Corp.	8,300	241,530
Noble Energy	3,400	176,188
Occidental Petroleum Corp.(1)	39,300	2,182,722
Valero Energy Corp.	12,400	255,192
Williams Cos., Inc.(1)	58,900	1,235,133
		9,328,538
Paper & forest products—0.21%
Deltic Timber Corp.	10,699	487,339
MeadWestvaco Corp.(1)	50,400	707,112
		1,194,451
Personal products—0.40%
Estee Lauder Cos., Inc., Class A(1)	62,900	2,266,916

Pharmaceuticals—0.82%
Bristol-Myers Squibb Co.(1)	1,000	20,550
Johnson & Johnson(1)	70,100	4,299,934
Merck & Co., Inc.(1)	8,700	269,265

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Common stocks— (concluded)

	Number of
Security description	shares	Value ($)
United States— (concluded)
Pharmaceuticals— (concluded)
Simcere Pharmaceutical Group, ADR*	9,800	55,174
		4,644,923
Real estate—1.21%
Apartment Investment & Management Co., Class A(1)	78,100	1,142,603
Developers Diversified Realty Corp.(1)	88,300	1,162,911
Equity Residential(1)	1,000	34,930
Federal Realty Investment Trust(1)	27,100	1,660,417
Public Storage(1)	26,700	2,176,050
Regency Centers Corp.(1)	17,600	694,496
		6,871,407
Road & rail—0.31%
Burlington Northern Santa Fe Corp.(1)	4,100	365,146
GATX Corp.	49,078	1,401,177
		1,766,323
Semiconductor equipment & products—1.86%
Altera Corp.(1)	6,800	117,980
Analog Devices, Inc.(1)	62,200	1,328,592
Intel Corp.(1)	195,900	3,134,400
Linear Technology Corp.(1)	141,300	3,204,684
Maxim Integrated Products, Inc.	206,600	2,809,760
		10,595,416
Software—0.55%
Activision Blizzard, Inc.(1),*	142,500	1,775,550
Autodesk, Inc.(1),*	2,500	53,275
CA, Inc.(1)	4,400	78,320
Salesforce.com, Inc.(1),*	38,700	1,198,152
		3,105,297
Specialty retail—1.72%
Bed, Bath & Beyond, Inc.(1),*	47,700	1,229,229
Best Buy Co., Inc.(1)	86,700	2,324,427
Home Depot, Inc.(1)	106,300	2,507,617
O’Reilly Automotive, Inc.*	45,400	1,230,794
PetSmart, Inc.(1)	63,700	1,254,253
The Gap, Inc.(1)	95,300	1,233,182
		9,779,502
Textiles & apparel—0.06%
UniFirst Corp.	10,700	349,141

Tobacco—0.61%
Altria Group, Inc.(1)	12,900	247,551
Lorillard, Inc.(1)	34,900	2,298,514
Philip Morris International, Inc.(1)	22,000	956,340
		3,502,405
Total United States common stocks		139,471,519
Total common stocks (cost—$374,030,896)		269,576,313

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

	Number of
Security description	shares	Value ($)
Preferred stocks—0.02%
Brazil—0.02%
Paper & forest products—0.02%
Votorantim Celulose e Papel SA (cost—$283,503)	9,800	97,344

Unit trusts—0.37%
Canada—0.37%
Diversified financials—0.03%
Canadian Oil Sands Trust	7,600	203,919

Oil & gas—0.34%
Harvest Energy Trust	44,600	438,118
Penn West Energy Trust	63,300	1,128,613
Provident Energy Trust	54,800	350,542
		1,917,273
Total unit trusts (cost—$2,362,979)		2,121,192

	Number of
	warrants
Warrants*—0.01%
India — 0.01%
Banks—0.00%
Firstsource Solutions Ltd. (Deutsche Bank AG), strike price $1.42, expires 01/30/17(4)	23,300	7,115

Diversified financials—0.01%
Bharat Heavy Electricals Ltd. (Citigroup Global Markets Holdings), strike price $0.001, expires 10/24/12(4)	1,370	35,786
Nicholas Piramal India Ltd. (Citigroup Global Markets Holdings), strike price $16.02, expires 12/24/12(4)	6,600	29,784
Piramal Life Sciences Ltd. (Citigroup Global Markets Holdings), strike price $0.00001, expires 10/24/12(4)	660	894
		66,464
Total warrants (cost—$139,935)		73,579

	Face
	amount(5) ($)
US government obligations—5.75%
US Treasury Bonds
6.625%, due 02/15/27	3,200,000	3,920,499
8.125%, due 08/15/19	5,500,000	7,094,571
US Treasury Inflation Index Bonds (TIPS)
1.750%, due 01/15/28	522,955	408,804
2.000%, due 01/15/26	6,646,239	5,431,640
2.375%, due 01/15/25	4,208,589	3,627,853
2.375%, due 01/15/27	4,666,853	4,007,746
3.625%, due 04/15/28	270,946	279,604

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(5) ($)	Value ($)
US government obligations— (concluded)
US Treasury Inflation Index Notes (TIPS)
1.375%, due 07/15/18	406,444	347,573
1.875%, due 07/15/13	8,131,851	7,628,950
Total US government obligations (cost—$34,532,651)		32,747,240

Federal farm credit bank certificates—0.81%
FFCB
4.500%, due 05/21/15 (cost—$4,757,190)	4,700,000	4,593,771

Federal home loan mortgage corporation certificates—5.13%
FHLMC
5.000%, due 06/01/38	21,197,882	20,068,211
5.000%, due 09/01/38	795,140	752,766
5.375%, due 01/09/14	7,400,000	7,428,091
5.500%, due 06/01/38	984,699	960,840
Total federal home loan mortgage corporation certificates (cost—$30,135,985)		29,209,908

Federal national mortgage association certificates—15.02%
FNMA
2.720%, due 02/23/09(6)	7,600,000	7,558,626
2.720%, due 02/24/09(6)	11,600,000	11,536,281
4.500%, due 10/01/18	464,932	446,800
4.500%, due 11/01/18	102,462	98,467
4.500%, due 12/01/18	172,301	165,581
4.500%, due 05/01/19	673,220	644,442
4.500%, due 06/01/19	333,284	319,036
4.500%, due 08/01/19	232,409	222,474
5.000%, due 08/01/20	6,628,581	6,513,009
5.500%, due 07/09/10	2,600,000	2,613,689
5.500%, due 12/01/37	6,000,000	5,865,288
5.500%, due 02/01/38	999,999	977,447
6.500%, due 08/01/36	4,929,061	4,999,454
6.500%, due 09/01/36	1,154,586	1,171,075
6.500%, due 11/01/36	16,992,986	17,235,666
6.500%, due 12/01/36	1,071,537	1,086,840
6.500%, due 02/01/37	13,224	13,412
6.500%, due 03/01/37	794,370	805,715
6.500%, due 06/01/37	527,902	535,412
6.500%, due 08/01/37	87,694	88,942
6.500%, due 09/01/37	630,606	639,584
6.500%, due 10/01/37	415,351	421,274
6.500%, due 12/01/37	4,747,505	4,815,038
6.500%, due 01/01/38	1,000,000	1,014,125
6.500%, due 06/01/38	81,557	82,718
6.500%, due 10/01/38	1,000,000	1,014,125
7.000%, due 04/01/37	1,298,975	1,336,000
FNMA TBA
4.500%, TBA	14,000,000	13,321,868
Total federal national mortgage association certificates (cost—$86,524,948)		85,542,388

Collateralized mortgage obligations—6.34%
American Home Mortgage Assets,
Series 2006-3, Class 1A1
3.635%, due 10/25/46(7)	814,667	419,095
Series 2006-3, Class 2A11
3.605%, due 10/25/46(7)	825,840	424,762
Series 2007-1, Class A1
3.365%, due 02/25/47(7)	853,089	435,076

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(5) ($)	Value ($)
Collateralized mortgage obligations— (continued)
American Home Mortgage Investment Trust
Series 2004-3, Class 1A
3.629%, due 10/25/34(7)	82,132	64,092
Series 2005-4, Class 1A1
3.549%, due 11/25/45(7)	1,149,537	654,265
Banc of America Funding Corp., Series 2007-D, Class 1A5
4.558%, due 06/20/47(7)	600,000	180,000
BCAP LLC Trust, Series 2006-RR1, Class CF
3.899%, due 11/25/36(7)	326,227	208,491
Bear Stearns Alternative Trust-A Trust, Series 2005-8, Class 11A1
3.529%, due 10/25/35(7)	1,148,501	721,774
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A
5.343%, due 08/25/35(7)	2,375,879	1,895,964
Citimortgage Alternative Loan Trust, Series 2006-A7, Class 1A12
6.000%, due 12/25/36	1,514,625	1,223,104
Countrywide Alternative Loan Trust,
Series 2005-46C8, Class A8
5.500%, due 10/25/35	1,035,953	879,761
Series 2005-61, Class 1A1
3.519%, due 12/25/35(7)	1,428,766	819,060
Series 2006-5T2, Class A3
6.000%, due 04/25/36	1,278,854	1,007,997
Series 2007-0A11, Class A1A
4.045%, due 11/25/47(7)	957,779	442,162
Series 2007-6, Class A4
5.750%, due 04/25/47	1,200,000	730,805
Countrywide Home Loan, Series 2007-14, Class A19
6.000%, due 09/25/37	2,795,312	2,353,807
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 4A1
6.500%, due 10/25/21	1,640,176	1,101,481
DSLA Mortgage Loan Trust,
Series 2004-AR2, Class A2A
4.668%, due 11/19/44(7)	1,450,448	902,219
Series 2006-AR2, Class 2A1A
4.480%, due 11/19/37(7)	695,265	374,891
First Horizon Alternative Mortgage Securities, Series 2005-AA9, Class AA9
5.626%, due 11/25/35(7)	1,305,232	992,078
Harborview Mortgage Loan Trust,
Series 2005-3, Class 2A1A
4.518%, due 06/19/35(7)	1,631,685	914,269
Series 2005-9, Class 2A1A
4.618%, due 06/20/35(7)	683,598	412,780
Series 2005-10, Class 2A1A
4.588%, due 11/19/35(7)	3,038,956	1,796,740
Series 2005-11, Class 2A1A
4.588%, due 08/19/45(7)	355,273	206,904
Series 2005-16, Class 3A1A
4.528%, due 01/19/36(7)	794,760	452,661
Series 2006-1, Class 2A1A
4.518%, due 03/19/37(7)	1,484,168	815,530
Series 2006-12, Class 2A2A
4.468%, due 01/19/38(7)	758,723	405,294
Series 2006-14, Class 2A1A
4.428%, due 01/25/47(7)	3,006,821	1,617,893
Indymac Index Mortgage Loan Trust, Series 2006-AR4, Class A1A
3.469%, due 05/25/46(7)	2,584,922	1,415,519
Lehman Mortgage Trust, Series 2006-8, Class 2A1
3.679%, due 12/25/36(7),(8)	1,649,524	1,261,475
Luminent Mortgage Trust,
Series 2006-2, Class A1A
3.459%, due 02/25/46(7)	2,609,128	1,424,482
Series 2006-5, Class A1A
3.449%, due 07/25/36(7)	980,196	525,364
Morgan Stanley Capital I, Series 2005-HQ7, Class A4
5.208%, due 11/14/42(7)	500,000	408,444

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(5) ($)	Value ($)
Collateralized mortgage obligations— (concluded)
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1
6.477%, due 11/25/37(7)	924,349	860,476
MortgageIT Trust, Series 2005-AR1, Class 1A1
3.509%, due 11/25/35(7)	930,488	526,564
Residential Accredit Loans, Inc.,
Series 2005-Q05, Class A1
3.665%, due 01/25/46(7)	2,781,660	1,474,233
Series 2007-QH9, Class A1
5.895%, due 11/25/37(7)	962,696	581,623
Series 2007-QS1, Class 2A2
3.619%, due 01/25/37(7)	2,408,877	1,309,794
Residential Asset Securitization Trust, Series 2007-A2, Class 1A3
6.000%, due 04/25/37	1,449,461	820,557
Sequoia Mortgage Trust, Series 2004-10, Class A3A
4.509%, due 11/20/34(7)	130,722	103,672
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 7A1
6.011%, due 11/25/35	2,381,616	1,505,655
WaMu Mortgage Pass Through Certificates, Series 2007-OA6, Class 1A
3.475%, due 07/25/47(7)	909,351	455,329
Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1
6.000%, due 06/25/37	1,568,402	987,113
Total collateralized mortgage obligations (cost—$46,837,125)		36,113,255

Asset-backed securities—0.32%
CIT Mortgage Loan Trust,
Series 2007-1, Class 2A1
4.259%, due 10/25/37(4),(7),(9)	389,011	320,934
Series 2007-1, Class 2A2
4.509%, due 10/25/37(4),(7),(9)	130,000	58,500
Series 2007-1, Class 2A3
4.709%, due 10/25/37(4),(7),(9)	230,000	80,500
GMAC Mortgage Corp. Loan Trust,
Series 2007-HE3, Class 1A1
7.000%, due 09/25/37	79,109	35,599
Series 2007-HE3, Class 2A1
7.000%, due 09/25/37	122,446	51,480
Household Home Equity Loan Trust, Series 2007-3, Class APT
5.478%, due 11/20/36(7)	411,700	306,692
USAA Auto Owner Trust, Series 2007-2, Class A3
4.900%, due 02/15/12	1,000,000	984,685
Total asset-backed securities (cost—$2,362,333)		1,838,390

Corporate notes—4.17%
Australia—0.06%
Financial services—0.06%
Westfield Capital/Westfield Financial
4.375%, due 11/15/10(10)	325,000	308,054

Bermuda—0.03%
Insurance—0.02%
White Mountains Re Group
6.375%, due 03/20/17(10)	150,000	112,746

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

		Face
Security description		amount(5) ($)	Value ($)
Corporate notes— (continued)
Bermuda— (concluded)
Reinsurance—0.01%
Endurance Specialty Holdings
7.000%, due 07/15/34		125,000	80,177
			192,923
Canada—0.30%
Media—0.07%
Thomson Reuters Corp.
6.500%, due 07/15/18		450,000	378,347

Oil & gas — 0.16%
Canadian Natural Resources
5.150%, due 02/01/13		250,000	226,208
5.700%, due 05/15/17		225,000	186,445
Encana Corp.
6.500%, due 02/01/38		325,000	225,432
Nexen, Inc.
6.400%, due 05/15/37		225,000	153,468
Transocean, Inc.
6.800%, due 03/15/38		200,000	155,316
			946,869
Wireless telecommunication services—0.07%
Rogers Communications, Inc.
6.800%, due 08/15/18		450,000	393,765
			1,718,981
Cayman Islands—0.02%
Special purpose entity—0.02%
Resona Preferred Global Securities
7.191%, due 07/30/15(10),(11),(12)		275,000	132,000

Denmark—0.03%
Telecommunication services—0.03%
Nordic Telephone Co. Holdings
8.250%, due 05/01/16	EUR	250,000	194,369

Jersey—0.01%
Special purpose entity—0.01%
QBE Capital Funding II LP
6.797%, due 06/01/17(4),(9),(11),(12)		150,000	63,750

Luxembourg—0.31%
Banking-non-US—0.09%
VTB Capital SA
6.875%, due 05/29/18		790,000	434,500
6.609%, due 10/31/12(10)		150,000	87,000
			521,500

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

		Face
Security description		amount(5) ($)	Value ($)
Corporate notes— (continued)
Luxembourg— (concluded)
Special purpose entity—0.03%
Hellas Telecom V
8.818%, due 10/15/12(7)	EUR	250,000	165,692

Steel—0.09%
ArcelorMittal
6.125%, due 06/01/18(10)		575,000	396,205
Evraz Group SA
9.500%, due 04/24/18		230,000	95,450
			491,655
Telephone-integrated—0.10%
Telecom Italia Capital
6.000%, due 09/30/34		200,000	108,849
6.200%, due 07/18/11		325,000	275,757
7.721%, due 06/04/38		275,000	187,132
			571,738
			1,750,585
Netherlands—0.04%
Containers—0.04%
Impress Holdings BV
8.443%, due 09/15/13(7)	EUR	250,000	216,673

United Kingdom—0.15%
Banks—0.08%
HSBC Holdings PLC
6.500%, due 09/15/37		250,000	197,126
Royal Bank of Scotland Group PLC
6.990%, due 10/15/17(10),(11),(12)		150,000	80,397
9.118%, due 03/31/10(11)		200,000	185,214
			462,737
Special purpose entity—0.02%
Swiss Re Capital I LP
6.854%, due 05/25/16(10),(11),(12)		175,000	95,855

Telephone-integrated—0.05%
British Telecommunications PLC
9.125%, due 12/15/30(7)		325,000	294,297
			852,889
United States—3.22%
Agriculture—0.06%
Cargill, Inc.
5.200%, due 01/22/13(10)		400,000	363,603

Banking-US—0.50%
Bank of America Corp.
5.750%, due 12/01/17		200,000	172,253
8.000%, due 01/30/18(11),(12)		600,000	449,226
JP Morgan Chase Bank NA
6.000%, due 10/01/17		250,000	218,848

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(5) ($)	Value ($)
Corporate notes— (continued)
United States— (continued)
Banking-US— (concluded)
PNC Bank NA
6.875%, due 04/01/18	250,000	230,480
Wachovia Corp. MTN
5.500%, due 05/01/13	125,000	117,356
Wells Fargo & Co.
4.375%, due 01/31/13	850,000	784,766
5.625%, due 12/11/17	375,000	330,821
Wells Fargo Capital XIII
7.700%, due 03/26/13(11),(12)	325,000	265,700
Wells Fargo Capital XV
9.750%, due 09/26/13(11),(12)	300,000	291,000
		2,860,450
Cable—0.36%
Comcast Corp.
5.500%, due 03/15/11	225,000	214,854
6.450%, due 03/15/37	200,000	153,594
Comcast Holdings Corp.
10.625%, due 07/15/12	250,000	259,554
COX Communications, Inc.
4.625%, due 01/15/10	400,000	383,424
6.250%, due 06/01/18(4),(9)	375,000	305,970
CSC Holdings, Inc., Series B
7.625%, due 04/01/11	250,000	230,000
EchoStar DBS Corp.
7.125%, due 02/01/16	250,000	200,625
Time Warner Cable, Inc.
6.550%, due 05/01/37	425,000	323,666
		2,071,687
Defense/aerospace—0.04%
Fiserv, Inc.
6.125%, due 11/20/12	250,000	220,148

Diversified financials—0.09%
ANZ Capital Trust I
4.484%, due 01/15/10(10),(11)	150,000	121,844
ZFS Finance USA Trust I
6.150%, due 12/15/10(7),(10)	550,000	368,252
		490,096
Electric-generation—0.02%
AES Corp.
9.500%, due 06/01/09	125,000	120,625

Electric-integrated—0.21%
Commonwealth Edison Co.
5.800%, due 03/15/18	350,000	287,166
5.900%, due 03/15/36	150,000	104,578
FirstEnergy Corp.
7.375%, due 11/15/31	100,000	77,562
MidAmerican Energy Holdings Co.
5.750%, due 04/01/18	300,000	250,992
6.125%, due 04/01/36	225,000	165,620

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(5) ($)	Value ($)
Corporate notes— (continued)
United States— (continued)
Electric-integrated— (concluded)
Nevada Power Co.
6.500%, due 05/15/18	375,000	316,205
		1,202,123
Financial services—0.76%
Bear Stearns Co., Inc.
6.400%, due 10/02/17	25,000	22,221
7.250%, due 02/01/18	950,000	894,338
Citigroup, Inc.
5.850%, due 07/02/13	500,000	459,954
6.875%, due 03/05/38	650,000	538,834
Countrywide Home Loans MTN
4.125%, due 09/15/09	350,000	335,648
5.625%, due 07/15/09	150,000	145,189
International Lease Finance Corp. MTN
4.950%, due 02/01/11	175,000	121,306
JPMorgan Chase & Co.
7.900%, due 04/30/18(11),(12)	625,000	506,525
Merrill Lynch & Co., Inc.
5.450%, due 02/05/13	450,000	405,611
6.400%, due 08/28/17	100,000	84,495
Morgan Stanley MTN
5.950%, due 12/28/17	225,000	180,226
6.250%, due 08/28/17	200,000	163,116
6.625%, due 04/01/18	100,000	83,198
SLM Corp. MTN
5.125%, due 08/27/12	425,000	283,840
8.450%, due 06/15/18	125,000	84,918
		4,309,419
Insurance—0.05%
Chubb Corp.
6.500%, due 05/15/38	150,000	114,373
MetLife Capital Trust X
9.250%, due 04/08/33(7),(10)	300,000	186,732
		301,105
Medical products—0.02%
HCA, Inc.
9.625%, due 11/15/16	125,000	100,625

Metals—0.02%
Freeport-McMoRan Copper & Gold, Inc.
7.084%, due 04/01/15(7)	125,000	97,460

Multi-line insurance—0.01%
CNA Financial Corp.
7.250%, due 11/15/23	100,000	72,131

Oil & gas—0.48%
Anadarko Petroleum Corp.
5.950%, due 09/15/16	200,000	166,820
Boardwalk Pipelines LP
5.875%, due 11/15/16	225,000	177,957

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(5) ($)	Value ($)
Corporate notes— (concluded)
United States— (concluded)
Oil & gas— (concluded)
Energy Transfer Partners
5.950%, due 02/01/15	450,000	375,355
6.700%, due 07/01/18	525,000	427,599
Enterprise Products Operating LLC
6.300%, due 09/15/17	350,000	286,034
6.500%, due 01/31/19	225,000	182,270
ONEOK Partners, LP
6.150%, due 10/01/16	175,000	141,365
6.850%, due 10/15/37	50,000	33,976
XTO Energy, Inc.
6.250%, due 08/01/17	375,000	315,851
6.500%, due 12/15/18	325,000	272,160
Valero Energy Corp.
6.625%, due 06/15/37	500,000	355,215
		2,734,602
Pipelines—0.11%
Tennessee Gas Pipeline
8.375%, due 06/15/32	350,000	282,702
TEPPCO Partners LP
6.650%, due 04/15/18	425,000	345,280
		627,982
Real estate—0.11%
Hospitality Properties Trust
6.700%, due 01/15/18	150,000	109,858
Simon Property Group LP
6.125%, due 05/30/18	725,000	516,218
		626,076
Retail-restaurants—0.03%
Darden Restaurants, Inc.
5.625%, due 10/15/12	225,000	192,853

Road & rail—0.02%
CSX Corp.
6.250%, due 03/15/18	100,000	80,497

Telephone-integrated—0.22%
AT&T, Inc.
6.300%, due 01/15/38	350,000	276,391
Qwest Communications International, Inc.
6.304%, due 02/15/09(7)	250,000	241,250
Sprint Capital Corp.
8.375%, due 03/15/12	325,000	261,625
Verizon Communications, Inc.
6.100%, due 04/15/18	275,000	240,261
6.400%, due 02/15/38	275,000	215,196
		1,234,723
Tobacco—0.11%
Philip Morris International, Inc.
5.650%, due 05/16/18	725,000	620,205
		18,326,410
Total corporate notes (cost—$29,590,043)		23,756,634

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

	Face
Security description	amount(5) ($)	Value ($)
Non-US government obligations—0.12%
Argentina—0.06%
Republic of Argentina
3.127%, due 08/03/12(7)	1,930,000	357,050

Russia—0.04%
Russian Federation
7.500%, due 03/31/30(13)	245,000	205,800

Venezuela—0.02%
Republic of Venezuela
6.000%, due 12/09/20	260,000	107,900
Total non-US government obligations (cost—$967,394)		670,750

Municipal bonds and notes—0.06%
United States—0.06%
Michigan State University Revenue Series B (AMBAC Insured)
2.509%, due 02/15/37(7) (cost—$492,088)	700,000	350,329

Time deposits—5.71%
Natixis, Grand Cayman Islands
0.015%, due 11/03/08	15,376,521	15,376,521
Northern Trust Corp.
0.250%, due 11/03/08	1,223,842	1,223,842
Rabobank Nederland NV
0.010%, due 11/03/08	15,940,852	15,940,852
Total time deposits (cost—$32,541,215)		32,541,215

Repurchase agreement—16.47%
Repurchase agreement dated 10/31/08 with State Street Bank & Trust Co., 0.010% due 11/03/08, collateralized by $48,496,983 Federal Home Loan Bank obligations, 2.190% to 2.560% due 12/26/08 to 01/23/09 and $46,828,745 Federal National Mortgage Corp. obligations, zero coupon due 01/23/09 to 03/31/09; (value — $95,641,549); proceeds: $93,766,078 (cost—$93,766,000)	93,766,000	93,766,000

	Number of
	contracts
Options*—0.14%
Put options purchased—0.14%
Australian Dollar Options, strike @ $0.776, expires 12/04/08	2,300,000	792,967
Australian Dollar Options, strike @ $0.865, expires 11/13/08	786	7,492
Total options (cost—$76,760)		800,459
Total investments before investments sold short (cost — $739,401,045)(14)— 107.78%		613,798,767

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

	Number of
Security description	shares	Value ($)
Investments sold short—(20.14)%
Common stocks—(10.76)%
Australia—(0.09)%
Hotels, restaurants & leisure—(0.02)%
Crown Ltd.	(26,574)	(118,877)

Transportation infrastructure—(0.07)%
Macquarie Airports	(285,561)	(408,541)
Total Australia common stocks		(527,41[8] )

Bermuda—(0.01)%
Energy equipment & services—(0.01)%
Seadrill Ltd.	(2,200)	(21,093)

Insurance—(0.00)%
RenaissanceRe Holdings Ltd.	(400)	(18,360)
Total Bermuda common stocks		(39,453)

Canada—(0.73)%
Media—(0.14)%
Groupe Aeroplan, Inc.	(94,900)	(824,362)

Metals & mining—(0.18)%
Inmet Mining Corp.	(24,100)	(540,865)
Lundin Mining Corp.	(43,700)	(65,262)
Yamana Gold, Inc.	(88,600)	(422,675)
		(1,028,802)
Oil & gas—(0.19)%
Niko Resources Ltd.	(24,100)	(1,055,737)

Paper & forest products—(0.06)%
Sino-Forest Corp.	(35,300)	(330,361)

Textiles & apparel—(0.16)%
Gildan Activewear, Inc.	(38,800)	(904,571)
Total Canada common stocks		(4,143,833)

Cayman Islands—(0.14)%
Computers & peripherals—(0.13)%
Seagate Technology	(112,000)	(758,240)

Oil & gas—(0.01)%
Transocean, Inc.	(200)	(16,466)
Total Cayman Islands common stocks		(774,706)

Denmark—(0.00)%
Banks—(0.00)%
Jyske Bank A/S	(950)	(28,467)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Investments sold short— (continued)
Common stocks— (continued)

	Number of
Security description	shares	Value ($)
France—(0.11)%
Aerospace & defense—(0.07)%
Zodiac SA	(9,943)	(388,970)

Energy equipment & services—(0.01)%
Compagnie Generale de Geophysique-Veritas (CGG-Veritas)	(2,909)	(46,903)

Real estate—(0.03)%
ICADE	(2,992)	(179,707)
Total France common stocks		(615,580)

Germany—(0.18)%
Automobiles—(0.05)%
Bayerische Motoren Werke (BMW) AG	(11,187)	(289,579)

Chemicals—(0.13)%
K+S AG	(18,477)	(733,984)
Total Germany common stocks		(1,023,563)

Japan—(0.83)%
Auto components—(0.13)%
NGK Spark Plug Co. Ltd.	(78,000)	(743,532)

Automobiles—(0.01)%
Yamaha Motor Co. Ltd.	(4,100)	(45,026)

Construction & engineering—(0.05)%
Kurita Water Industries Ltd.	(11,800)	(267,679)

Electrical equipment—(0.00)%
Ushio, Inc.	(1,500)	(20,359)

Electronic equipment & instruments—(0.00)%
Ibiden Co. Ltd.	(800)	(15,342)

Household durables—(0.02)%
Haseko Corp.	(117,500)	(104,992)

Industrial conglomerates—(0.02)%
AEON Mall Co. Ltd.	(5,300)	(129,622)

Internet & catalog retail—(0.15)%
Rakuten, Inc.	(1,716)	(849,274)

Internet software & services—(0.07)%
SOFTBANK Corp.	(41,400)	(404,104)

Leisure equipment & products—(0.00)%
NAMCO BANDAI Holdings, Inc.	(1,400)	(14,613)

Machinery—(0.00)%
THK Co. Ltd.	(1,100)	(14,971)

Multi-line retail—(0.03)%
Marui Co. Ltd.	(25,200)	(156,474)

Oil & gas—(0.08)%
Nippon Mining Holdings, Inc.	(141,500)	(438,180)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Investments sold short— (continued)
Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Japan— (concluded)
Oil & gas— (concluded)
Showa Shell Sekiyu K.K.	(2,300)	(18,515)
		(456,695)
Pharmaceuticals—(0.00)%
Eisai Co. Ltd.	(100)	(3,287)

Real estate—(0.02)%
Leopalace21 Corp.	(13,200)	(100,615)

Semiconductor equipment & products—(0.13)%
Murata Manufacturing Co. Ltd.	(2,200)	(76,243)
Sumco Corp.	(62,700)	(668,946)
		(745,189)
Software—(0.12)%
Square Enix Co. Ltd.	(25,700)	(657,201)
Total Japan common stocks		(4,728,97[5] )

Jersey—(0.33)%
Pharmaceuticals—(0.33)%
Shire Ltd.	(140,780)	(1,861,005)

Netherlands—(0.28)%
Construction materials—(0.09)%
James Hardie Industries NV	(187,424)	(531,733)

Semiconductor equipment & products—(0.19)%
STMicroelectronics N.V.	(128,623)	(1,056,311)
Total Netherlands common stocks		(1,588,044)

Sweden—(0.01)%
Metals & mining—(0.01)%
SSAB Svenskt Stal AB, Series A	(6,100)	(62,195)

Switzerland—(0.40)%
Chemicals—(0.40)%
Givaudan SA	(3,339)	(2,288,153)

United Kingdom—(0.75)%
Aerospace & defense—(0.01)%
Meggitt PLC	(22,917)	(50,325)

Commercial services—(0.07)%
Hays PLC	(12,089)	(13,289)
Rentokil Initial PLC	(494,656)	(358,583)
		(371,872)
Diversified financials—(0.23)%
3i Group PLC	(151,943)	(1,327,577)

Electronic equipment & instruments—(0.08)%
Premier Farnell PLC	(227,703)	(474,946)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Investments sold short— (continued)
Common stocks— (continued)

	Number of
Security description	shares	Value ($)
United Kingdom— (concluded)
Hotels, restaurants & leisure—(0.00)%
Enterprise Inns PLC	(16,900)	(26,414)

Real estate—(0.19)%
British Land Co. PLC	(101,653)	(1,017,495)
Segro PLC	(16,200)	(73,185)
		(1,090,68[2] )
Software—(0.07)%
Misys PLC	(202,161)	(359,034)

Water utilities—(0.10)%
Severn Trent PLC	(24,760)	(546,317)
Total United Kingdom common stocks		(4,247,16[7] )

United States—(6.90)%
Air freight & couriers—(0.33)%
United Parcel Service, Inc., Class B	(36,000)	(1,900,080)

Beverages—(0.14)%
Constellation Brands, Inc., Class A	(64,000)	(802,560)

Biotechnology—(1.53)%
Amylin Pharmaceuticals, Inc.	(37,400)	(381,854)
Celgene Corp.	(10,100)	(649,026)
Cephalon, Inc.	(33,900)	(2,431,308)
Genzyme Corp.	(29,100)	(2,120,808)
PDL BioPharma, Inc.	(141,600)	(1,380,600)
Vertex Pharmaceuticals, Inc.	(66,000)	(1,729,860)
		(8,693,456)
Computers & peripherals—(0.11)%
SanDisk Corp.	(600)	(5,334)
Western Digital Corp.	(36,800)	(607,200)
		(612,534)
Diversified financials—(0.12)%
SLM Corp.	(64,000)	(682,880)

Diversified telecommunication services—(0.61)%
JDS Uniphase Corp.	(256,500)	(1,400,490)
Liberty Global, Inc.	(83,900)	(1,383,511)
Sprint Nextel Corp.	(217,200)	(679,836)
		(3,463,837)
Electric utilities—(0.00)%
Mirant Corp.	(700)	(12,264)

Electrical equipment—(0.04)%
Energizer Holdings, Inc.	(5,100)	(249,186)

Energy equipment & services—(0.20)%
Rowan Cos., Inc.	(63,500)	(1,151,890)

Food products—(0.01)%
Archer-Daniels-Midland Co.	(2,000)	(41,460)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Investments sold short— (continued)
Common stocks— (continued)

	Number of
Security description	shares	Value ($)
United States— (continued)
Health care providers & services—(0.46)%
Health Net, Inc.	(95,200)	(1,226,176)
Humana, Inc.	(47,200)	(1,396,648)
		(2,622,824)
Internet software & services—(0.13)%
Akamai Technologies, Inc.	(53,500)	(769,330)

Leisure equipment & products—(0.00)%
Eastman Kodak Co.	(800)	(7,344)

Machinery—(0.00)%
Manitowoc Co., Inc.	(1,700)	(16,728)

Media—(0.11)%
Discovery Communications, Inc., Class A	(44,300)	(604,252)

Metals & mining—(0.25)%
Allegheny Technologies, Inc.	(100)	(2,654)
Newmont Mining Corp.	(54,600)	(1,438,164)
		(1,440,818)
Oil & gas—(0.64)%
Exterran Holdings, Inc.	(78,700)	(1,763,667)
Sunoco, Inc.	(20,000)	(610,000)
Valero Energy Corp.	(3,800)	(78,204)
XTO Energy, Inc.	(33,000)	(1,186,350)
		(3,638,221)
Pharmaceuticals—(0.37)%
Schering-Plough Corp.	(145,200)	(2,103,948)

Real estate—(0.65)%
Annaly Capital Management, Inc.	(159,600)	(2,218,440)
CB Richard Ellis Group, Inc., Class A	(53,800)	(377,138)
Forest City Enterprises, Inc., Class A	(67,600)	(803,764)
Ventas, Inc.	(7,600)	(274,056)
		(3,673,398)
Semiconductor equipment & products—(0.51)%
First Solar, Inc.	(8,400)	(1,207,080)
Lam Research Corp.	(1,000)	(22,360)
Micron Technology, Inc.	(357,300)	(1,682,883)
		(2,912,323)
Software—(0.09)%
Electronic Arts, Inc. (EA)	(21,400)	(487,492)

Specialty retail—(0.23)%
Abercrombie & Fitch Co., Class A	(41,800)	(1,210,528)
American Eagle Outfitters, Inc.	(9,000)	(100,080)
		(1,310,608)
Wireless telecommunication services—(0.37)%
Crown Castle International Corp.	(12,500)	(264,625)
MetroPCS Communications, Inc.	(114,500)	(1,573,230)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Investments sold short— (concluded)
Common stocks— (concluded)

	Number of
Security description	shares	Value ($)
United States— (concluded)
Wireless telecommunication services— (concluded)
NII Holdings, Inc.	(11,200)	(288,512)
		(2,126,367)
Total United States common stocks		(39,323,800)
Total common stocks (proceeds—$82,316,394)		(61,252,359)

Investment companies — (2.37)%
United States — (2.37)%
iShares MSCI Emerging Markets Index	(467,700)	(11,921,673)
iShares MSCI South Korea Index Fund	(57,129)	(1,607,610)
Total investment companies (proceeds — $12,711,520)		(13,529,283)

Unit Trust — (0.11)%
Canada — (0.11)%
Yellow Pages Income Fund (proceeds — $651,727)	(83,300)	(604,725)

	Face
	amount(5) ($)
US government obligations — (4.59)%
US Treasury Inflation Index Bonds (TIPS)
3.625%, due 05/15/13	(8,860,000)	(9,222,851)
7.625%, due 02/15/25	(12,775,000)	(16,918,680)
Total US government obligations (proceeds — $26,998,921)		(26,141,531)

Federal national mortgage association certificates — (2.31)%
FNMA TBA
6.500%, TBA (proceeds — $13,238,515)	(13,000,000)	(13,174,694)

Total investments sold short (proceeds — $135,917,077) — (20.14)%		(114,702,592)
Other assets in excess of liabilities — 12.36%		70,419,958
Net assets — 100.00%		569,516,133

*	Non-income producing security.
(1)	Security, or portion thereof, pledged as collateral for investments sold short and written options.
(2)	Security is traded on the London Exchange.
(3)	Security is traded on the NASDAQ Exchange.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.16% of net assets as of October 31, 2008, are considered illiquid and restricted (see table below for more information).

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Illiquid and restricted securities	Acquisition dates	Acquisition cost ($ )	Acquisition cost as a percentage of net assets (%)	Value at 10/31/08 ($)	Value as a percentage of net assets (%)
Bharat Heavy Electricals Ltd. (Citigroup Global Markets Holdings), strike price $0.001, expires 10/24/12	04/27/07	49,548	0.01	35,786	0.01
CIT Mortgage Loan Trust, Series 2007-1, Class 2A1, 4.259%, 10/25/37	10/05/07	389,011	0.07	320,934	0.05
CIT Mortgage Loan Trust, Series 2007-1, Class 2A2, 4.509%, 10/25/37	10/05/07	130,000	0.02	58,500	0.01
CIT Mortgage Loan Trust, Series 2007-1, Class 2A3, 4.709%, 10/25/37	10/05/07	230,000	0.04	80,500	0.02
COX Communications, Inc., 6.250%, 06/01/18	05/29/08	373,519	0.07	305,970	0.06
Firstsource Solutions Ltd. (Deutsche Bank AG), strike price $1.42, expires 01/30/17	04/27/07	47,061	0.00	7,115	0.00
Nicholas Piramal India Ltd. (Citigroup Global Markets Holdings), strike price $16.02, expires 12/24/12	04/27/07	40,571	0.01	29,784	0.00
Piramal Life Sciences Ltd. (Citigroup Global Markets Holdings), strike price $0.00001, expires 10/24/12	04/27/07	2,756	0.00	894	0.00
QBE Capital Funding II LP 6.797%, 06/01/17	10/09/07	149,411	0.03	63,750	0.01
		1,411,877	0.25	903,233	0.16

(5)	In US Dollars unless otherwise indicated.
(6)	Rate shown is the discount rate at date of purchase.
(7)	Floating rate security. The interest rate shown is the current rate as of October 31, 2008.
(8)	Bond interest in default.
(9)	Illiquid security. These securities represent 0.38% of net assets as of October 31, 2008.
(10)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 0.40% of net assets as of October 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(11)	Perpetual bond security. The maturity date reflects the next call date.
(12)	Variable rate security. The interest rate shown is the current rate as of October 31, 2008, and resets at the next call date.
(13)	Step-up bond that converts to the noted fixed rate at a designated future date.

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

(14)

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2008 were $4,217,222 and $129,819,500, respectively, resulting in net unrealized depreciation of investments of $125,602,278.

ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corporation
EUR	Euro
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corporation
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA

(To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date.  The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

TIPS  Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Written options

						Unrealized
Number of			Expiration	Premiums	Current	appreciation
contracts	Currency	Call options written	dates	received ($)	value ($)	(depreciation) ($)
1,066	EUR	DAX Index, strike @ $4,900	11/21/08	2,032,824	2,513,539	(480,715)
200,000	EUR	Euro Dollar options, strike @ $1.400	04/29/09	5,159	5,185	(26)
1,095	SEK	OMX Stockholm 30 Index, strike @ $660	11/21/08	600,431	331,604	268,827
331	USD	AMEX Natural Gas Index, strike @ $400	11/22/08	1,567,950	1,757,610	(189,660)
527	USD	ISE Semiconductor Index, strike @ $35	11/22/08	162,843	184,450	(21,607)
3,528	USD	Oil Services Index, strike @ $150	11/22/08	5,894,124	5,997,600	(103,476)
3,560,000	USD	Chinese Yuan Renminbi options, strike @ $9,675	10/30/09	157,263	157,263	—
				10,420,594	10,947,251	(526,657)

		Put options written
200,000	EUR	Euro Dollar options, strike @ $1.140	04/28/09	4,946	4,971	(25)
				10,425,540	10,952,222	(526,682)

Written option activity for the three months ended October 31, 2008 was as follows

		Amount of
	Number of	premiums
	contracts	received ($)
Options outstanding at July 31, 2008	6,140	3,206,903
Options written	3,980,557	17,074,840
Options terminated in closing purchase transactions	(11,048)	(5,052,494)
Options expired prior to exercise	(9,102)	(4,803,709)
Options outstanding at October 31, 2008	3,966,547	10,425,540

Futures contracts(15)

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
32	AUD	ASX SPI 200 Index Futures	December 2008	2,562,047	2,130,200	(431,847)
25	EUR	AEX Index Futures	November 2008	1,872,389	1,689,678	(182,711)
12	EUR	DAX Index Futures	December 2008	2,283,766	1,926,803	(356,963)
233	EUR	German Euro Bobl Futures	December 2008	33,007,484	33,156,051	148,567
15	EUR	S&P MIB Index Futures	December 2008	2,516,099	2,017,817	(498,282)
44	GBP	90 Day Sterling Futures	December 2008	7,847,999	7,911,935	63,936
126	USD	NASDAQ 100 E Mini Index Futures	December 2008	4,367,141	3,369,240	(997,901)
8	USD	S&P Mini 500 Index Futures	December 2008	486,520	386,920	(99,600)
91	USD	US Treasury Note 5 Year Futures	December 2008	10,242,293	10,306,461	64,168
32	USD	US Treasury Note 10 Year Futures	December 2008	3,586,769	3,618,500	31,731
				68,772,507	66,513,605	(2,258,902)

		Sale contracts		Proceeds ($)
27	CAD	S&P TSE 60 Index Futures	December 2008	3,030,097	2,625,274	404,823
56	USD	90 Day Euro Dollar Futures	December 2008	13,657,160	13,685,700	(28,540)
38	USD	Russell E-Mini 2000 Futures	December 2008	2,646,565	2,038,700	607,865
92	USD	US Treasury Note 2 Year Futures	December 2008	19,758,333	19,764,187	(5,854)
134	USD	US Treasury Note 5 Year Futures	December 2008	14,988,814	15,176,547	(187,733)
164	USD	US Treasury Note 10 Year Futures	December 2008	18,947,975	18,544,812	403,163
141	USD	US Treasury Note 20 Year Futures	December 2008	16,704,886	15,950,625	754,261
				89,733,830	87,785,845	1,947,985
						(310,917)

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
SEK	Swedish Krona
USD	United States Dollar

(15)	Restricted cash of $87,640,029 has been delivered to broker as initial margin for futures collateral.

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Forward foreign currency contracts

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation) ($)
Australian Dollar	1,445,685	USD	1,034,388	12/11/08	77,066
Australian Dollar	2,580,000	USD	2,027,226	12/17/08	319,559
Australian Dollar	3,873,000	USD	2,886,621	12/17/08	323,134
Australian Dollar	4,344,000	USD	3,549,460	12/17/08	674,224
Australian Dollar	6,524,000	USD	5,155,345	12/17/08	837,196
Australian Dollar	11,575,000	USD	9,303,971	12/17/08	1,642,632
Australian Dollar	17,549,000	USD	13,515,691	12/17/08	1,900,242
Australian Dollar	19,099,067	USD	14,619,000	12/17/08	1,977,581
Australian Dollar	710,000	USD	466,115	03/18/09	(1,088)
Australian Dollar	4,068,000	USD	2,539,438	03/18/09	(137,438)
Brazilian Real	1,124,704	USD	698,617	11/04/08	179,483
Brazilian Real	8,726,000	USD	4,919,367	12/17/08	950,227
Canadian Dollar	3,032,000	USD	2,849,523	12/17/08	334,279
Canadian Dollar	19,837,000	USD	18,626,087	12/17/08	2,169,987
Canadian Dollar	34,633,641	USD	31,185,124	12/17/08	2,454,235
Canadian Dollar	46,565,000	USD	43,199,837	12/17/08	4,571,099
Canadian Dollar	780,000	USD	642,159	03/18/09	(6,029)
Chilean Peso	88,900,000	USD	132,134	11/21/08	(118)
Chinese Yuan Renminbi	8,230,000	USD	1,186,273	12/17/08	(8,126)
Chinese Yuan Renminbi	12,640,000	USD	1,814,207	09/02/09	9,064
Chinese Yuan Renminbi	24,010,000	USD	3,364,333	09/02/09	(64,581)
Czech Koruna	50,547,000	USD	2,851,196	12/17/08	169,381
Czech Koruna	140,085,000	USD	8,045,481	12/17/08	613,149
Czech Koruna	3,600,000	USD	188,828	03/18/09	(1,436)
Danish Krone	26,364,000	USD	4,431,796	03/18/09	(58,374)
Euro	3,791,711	USD	4,886,677	11/28/08	58,444
Euro	685,000	USD	978,564	12/17/08	106,645
Euro	1,179,000	USD	1,493,449	12/17/08	(7,270)
Euro	3,314,000	USD	4,565,993	12/17/08	347,688
Euro	4,501,000	USD	6,275,564	12/17/08	546,357
Euro	6,000,000	USD	8,433,120	12/17/08	795,874
Euro	6,279,000	USD	8,637,650	12/17/08	645,271
Euro	9,115,000	USD	12,611,008	12/17/08	1,008,759
Euro	60,615,095	USD	84,574,556	12/17/08	7,419,154
Euro	210,000	USD	266,469	03/18/09	(440)
Euro	4,669,000	USD	5,845,049	03/18/09	(89,218)
Euro	1,126,000	USD	1,628,196	09/02/09	197,421
Euro	1,512,000	USD	2,152,332	09/02/09	231,078
Great Britain Pound	1,262,605	USD	2,199,704	11/21/08	169,880
Great Britain Pound	205,000	USD	355,907	12/17/08	26,813
Great Britain Pound	463,000	USD	801,083	12/17/08	57,813
Great Britain Pound	725,000	USD	1,293,523	12/17/08	129,657
Great Britain Pound	2,231,000	USD	3,844,435	12/17/08	262,937
Great Britain Pound	4,018,000	USD	6,962,692	12/17/08	512,463
Great Britain Pound	5,526,000	USD	9,791,288	12/17/08	920,217
Great Britain Pound	13,914,156	USD	24,349,553	12/17/08	2,012,698
Great Britain Pound	30,000,000	USD	52,586,400	12/17/08	4,426,407
Great Britain Pound	620,000	USD	1,014,010	03/18/09	22,074
Hungarian Forint	148,850,000	USD	757,892	12/17/08	31,900
Hungarian Forint	153,900,000	USD	861,702	12/17/08	111,080
Hungarian Forint	266,244,000	USD	1,462,916	12/17/08	164,354
Hungarian Forint	114,055,315	USD	624,961	01/16/09	71,548
Indian Rupee	56,151,000	USD	1,053,755	01/23/09	(70,850)
Indonesian Rupiah	2,919,000,000	USD	283,508	11/21/08	16,854

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation) ($)
Israeli Shekel	2,275,000	USD	630,561	12/17/08	19,331
Israeli Shekel	2,655,000	USD	725,478	12/17/08	12,152
Japanese Yen	22,237,768	USD	213,016	11/06/08	(12,741)
Japanese Yen	99,311,000	USD	939,964	12/17/08	(70,045)
Japanese Yen	336,500,000	USD	3,310,377	12/17/08	(111,885)
Japanese Yen	563,300,000	USD	5,284,184	12/17/08	(444,672)
Japanese Yen	580,800,000	USD	5,566,816	12/17/08	(340,017)
Japanese Yen	720,290,000	USD	6,807,451	12/17/08	(518,020)
Japanese Yen	1,514,302,350	USD	14,217,540	12/17/08	(1,183,169)
Japanese Yen	3,906,450,000	USD	37,435,817	12/17/08	(2,293,436)
Japanese Yen	69,500,000	USD	710,660	03/18/09	667
Malaysian Ringgit	1,900,000	USD	521,835	12/17/08	(13,007)
Malaysian Ringgit	10,150,000	USD	2,932,032	12/17/08	74,849
Malaysian Ringgit	880,000	USD	243,094	03/18/09	(5,348)
Mexican Peso	18,635,000	USD	1,713,210	12/17/08	282,281
Mexican Peso	102,008,000	USD	8,812,970	12/17/08	980,059
New Zealand Dollar	545,000	USD	360,370	12/17/08	44,685
New Zealand Dollar	1,370,000	USD	847,238	12/17/08	53,680
New Zealand Dollar	3,014,000	USD	1,984,129	12/17/08	238,301
New Zealand Dollar	5,160,000	USD	3,287,008	12/17/08	298,132
New Zealand Dollar	11,119,232	USD	7,413,748	12/17/08	973,049
New Zealand Dollar	35,000,000	USD	23,492,700	12/17/08	3,219,317
New Zealand Dollar	395,000	USD	227,108	03/18/09	437
New Zealand Dollar	1,790,000	USD	1,027,227	03/18/09	33
Norwegian Krone	1,860,000	USD	314,131	12/17/08	38,853
Norwegian Krone	14,010,000	USD	2,058,355	12/17/08	(15,109)
Norwegian Krone	47,590,000	USD	8,218,412	12/17/08	1,175,148
Norwegian Krone	153,201,515	USD	25,644,739	12/17/08	2,971,097
Norwegian Krone	361,860,000	USD	62,379,120	12/17/08	8,824,269
Norwegian Krone	990,000	USD	148,397	03/18/09	2,593
Norwegian Krone	2,640,000	USD	387,882	03/18/09	(930)
Norwegian Krone	10,260,000	USD	1,471,996	03/18/09	(39,066)
Peruvian Nouveau Sol	30,000	USD	10,069	12/17/08	373
Peruvian Nouveau Sol	30,000	USD	9,360	03/18/09	(224)
Philippine Peso	28,360,000	USD	576,242	11/21/08	(3,124)
Polish Zloty	3,128,000	USD	1,169,610	12/17/08	42,624
Polish Zloty	4,296,000	USD	1,772,942	12/17/08	225,138
Polish Zloty	8,807,000	USD	3,554,877	12/17/08	381,807
Romanian Leu	4,494,000	USD	1,583,398	12/17/08	42,968
Romanian Leu	7,591,000	USD	2,861,834	12/17/08	259,830
Romanian Leu	14,128,000	USD	5,444,698	12/17/08	601,975
Russian Ruble	239,328,000	USD	9,208,943	12/17/08	786,897
South African Rand	18,131,000	USD	2,175,335	12/17/08	342,095
South African Rand	22,058,000	USD	2,714,263	12/17/08	483,960
South African Rand	37,795,000	USD	4,562,732	12/17/08	741,249
South African Rand	1,304,000	USD	125,294	03/18/09	(3,456)
South Korean Won	560,938,000	USD	492,916	12/17/08	55,408
South Korean Won	10,887,366,000	USD	9,846,289	12/17/08	1,354,611
Swedish Krona	2,680,000	USD	393,340	12/17/08	48,341
Swedish Krona	7,640,000	USD	1,108,473	12/17/08	124,969
Swedish Krona	25,883,000	USD	3,870,992	12/17/08	539,051
Swedish Krona	139,812,038	USD	20,591,650	12/17/08	2,593,526
Swedish Krona	302,680,000	USD	44,828,874	12/17/08	5,864,616
Swedish Krona	2,950,000	USD	378,545	03/18/09	(768)
Swedish Krona	3,380,000	USD	439,799	03/18/09	5,196
Swedish Krona	5,830,000	USD	733,749	03/18/09	(15,877)
Swiss Franc	2,152,000	USD	1,926,727	12/17/08	69,834
Swiss Franc	2,180,000	USD	1,984,705	12/17/08	103,651
Swiss Franc	3,017,000	USD	2,730,718	12/17/08	127,443
Swiss Franc	5,099,000	USD	4,582,684	12/17/08	182,917
Swiss Franc	11,152,000	USD	9,996,295	12/17/08	373,584

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation) ($)
Swiss Franc	25,000,000	USD	2,088,318	12/17/08	516,603
Swiss Franc	27,078,706	USD	24,240,030	12/17/08	874,665
Swiss Franc	30,150,000	USD	26,481,620	12/17/08	466,132
Singapore Dollar	640,000	USD	447,826	12/17/08	15,687
Singapore Dollar	1,685,000	USD	1,179,585	12/17/08	41,845
Singapore Dollar	16,290,000	USD	11,410,005	12/17/08	410,729
Singapore Dollar	1,800,000	USD	1,216,042	03/18/09	(4,463)
Taiwan Dollar	211,390,000	USD	7,058,809	12/17/08	621,122
Turkish Lira	3,166,000	USD	2,412,273	12/17/08	395,242
Turkish Lira	9,347,000	USD	7,095,355	12/17/08	1,140,461
United States Dollar	1,297,799	AED	4,687,000	06/04/09	(33,178)
United States Dollar	1,529,548	AUD	2,249,666	12/11/08	(39,836)
United States Dollar	457,087	AUD	681,000	12/17/08	(6,342)
United States Dollar	928,834	AUD	1,118,000	12/17/08	(188,845)
United States Dollar	2,811,210	AUD	3,535,000	12/17/08	(471,440)
United States Dollar	5,385,758	AUD	6,524,000	12/17/08	(1,067,609)
United States Dollar	15,615,291	AUD	19,099,067	12/17/08	(2,973,873)
United States Dollar	27,238,018	AUD	34,587,000	12/17/08	(4,345,342)
United States Dollar	760,243	AUD	1,210,000	03/18/09	35,976
United States Dollar	2,223,653	AUD	3,467,000	03/18/09	57,745
United States Dollar	2,575,797	AUD	4,175,000	03/18/09	171,488
United States Dollar	524,858	BRL	1,012,870	11/04/08	(57,343)
United States Dollar	1,719,444	BRL	3,095,000	12/17/08	(311,641)
United States Dollar	2,600,975	BRL	4,780,000	12/17/08	(426,727)
United States Dollar	74,631	CAD	86,273	12/16/08	(3,063)
United States Dollar	84,047	CAD	105,000	12/17/08	3,057
United States Dollar	2,672,735	CAD	2,886,000	12/17/08	(278,608)
United States Dollar	7,778,102	CAD	8,301,000	12/17/08	(891,875)
United States Dollar	12,627,265	CAD	13,865,000	12/17/08	(1,125,333)
United States Dollar	31,927,758	CAD	33,883,641	12/17/08	(3,819,043)
United States Dollar	45,049,028	CAD	46,565,000	12/17/08	(6,420,290)
United States Dollar	1,500,753	CAD	1,880,000	03/18/09	61,546
United States Dollar	1,980,605	CHF	2,193,000	12/17/08	(88,334)
United States Dollar	3,238,913	CHF	3,590,000	12/17/08	(141,215)
United States Dollar	3,287,742	CHF	3,625,000	12/17/08	(159,843)
United States Dollar	8,262,735	CHF	9,251,000	12/17/08	(280,337)
United States Dollar	28,827,371	CHF	32,267,706	12/17/08	(984,581)
United States Dollar	50,739,323	CHF	55,150,000	12/17/08	(3,152,119)
United States Dollar	540,732	CHF	625,000	03/18/09	(584)
United States Dollar	510,192	CLP	323,589,000	11/21/08	(28,804)
United States Dollar	1,776,412	CNY	12,140,000	12/17/08	(14,565)
United States Dollar	1,703,214	CNY	11,340,000	09/02/09	(83,727)
United States Dollar	3,071,980	CNY	20,997,000	09/02/09	(73,358)
United States Dollar	3,139,061	CNY	21,373,000	09/02/09	(86,742)
United States Dollar	24,612	COP	56,706,000	11/21/08	(915)
United States Dollar	792,044	CZK	14,435,000	12/17/08	(26,182)
United States Dollar	9,260,830	CZK	160,569,000	12/17/08	(741,701)
United States Dollar	1,511,578	CZK	29,320,000	03/18/09	38,017
United States Dollar	3,217,625	EUR	2,399,000	12/17/08	(163,999)
United States Dollar	3,531,451	EUR	2,486,000	12/17/08	(367,085)
United States Dollar	4,296,847	EUR	3,023,000	12/17/08	(448,948)
United States Dollar	4,663,345	EUR	3,387,000	12/17/08	(352,120)
United States Dollar	4,996,846	EUR	3,616,000	12/17/08	(394,133)
United States Dollar	21,843,481	EUR	15,115,000	12/17/08	(2,603,985)
United States Dollar	78,423,856	EUR	56,126,095	12/17/08	(6,982,387)
United States Dollar	4,458,342	EUR	3,535,000	03/18/09	34,619
United States Dollar	1,510,875	EUR	1,191,000	09/02/09	2,494
United States Dollar	1,861,120	EUR	1,280,000	09/02/09	(234,662)
United States Dollar	2,114,326	GBP	1,229,810	11/21/08	(137,224)
United States Dollar	947,744	GBP	515,000	12/17/08	(120,998)
United States Dollar	2,217,081	GBP	1,269,000	12/17/08	(179,913)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation) ($)
United States Dollar	4,658,812	GBP	2,606,000	12/17/08	(475,314)
United States Dollar	15,075,538	GBP	8,614,000	12/17/08	(1,247,199)
United States Dollar	21,343,200	GBP	12,144,156	12/17/08	(1,847,784)
United States Dollar	54,642,171	GBP	30,205,000	12/17/08	(6,153,084)
United States Dollar	128,552	GBP	80,000	03/18/09	(560)
United States Dollar	736,969	HUF	153,400,000	12/17/08	11,215
United States Dollar	815,542	HUF	151,650,000	12/17/08	(75,894)
United States Dollar	1,463,867	HUF	263,944,000	12/17/08	(176,523)
United States Dollar	303,865	HUF	64,147,387	01/16/09	7,387
United States Dollar	268,005	HUF	55,544,000	03/18/09	(1,460)
United States Dollar	1,321,783	IDR	13,609,082,000	11/21/08	(78,576)
United States Dollar	634,577	ILS	2,275,000	12/17/08	(23,347)
United States Dollar	766,234	ILS	2,655,000	12/17/08	(52,908)
United States Dollar	416,667	ILS	1,565,000	03/18/09	2,422
United States Dollar	1,913,000	INR	97,046,000	01/23/09	30,661
United States Dollar	369,374	JPY	36,896,050	11/06/08	5,194
United States Dollar	950,664	JPY	99,833,000	12/17/08	64,655
United States Dollar	995,167	JPY	106,450,000	12/17/08	87,448
United States Dollar	1,957,697	JPY	197,400,000	12/17/08	49,894
United States Dollar	2,958,115	JPY	317,081,000	12/17/08	266,652
United States Dollar	8,793,682	JPY	924,655,000	12/17/08	610,215
United States Dollar	12,275,303	JPY	1,274,902,350	12/17/08	690,668
United States Dollar	12,352,129	JPY	1,299,721,000	12/17/08	866,252
United States Dollar	35,521,322	JPY	3,800,000,000	12/17/08	3,125,316
United States Dollar	399,649	JPY	36,950,000	03/18/09	(22,177)
United States Dollar	711,393	JPY	68,500,000	03/18/09	(11,615)
United States Dollar	1,330,204	JPY	123,600,000	03/18/09	(67,540)
United States Dollar	500,569	KRW	560,938,000	12/17/08	(63,062)
United States Dollar	510,872	KRW	560,937,000	12/17/08	(73,365)
United States Dollar	730,696	KRW	965,980,000	12/17/08	22,727
United States Dollar	7,187,953	KRW	8,034,016,000	12/17/08	(921,766)
United States Dollar	2,320,106	KRW	2,624,504,000	12/19/08	(272,657)
United States Dollar	821,781	KRW	1,088,860,000	03/18/09	34,797
United States Dollar	1,613,066	MXN	17,284,000	12/17/08	(285,875)
United States Dollar	2,746,517	MXN	29,910,000	12/17/08	(449,811)
United States Dollar	7,260,905	MXN	79,957,000	12/17/08	(1,121,230)
United States Dollar	4,983,360	MYR	17,265,000	12/17/08	(123,334)
United States Dollar	726,921	MYR	2,630,000	03/18/09	15,582
United States Dollar	982,987	NOK	5,460,000	12/17/08	(174,913)
United States Dollar	1,570,896	NOK	10,290,000	12/17/08	(47,989)
United States Dollar	2,170,694	NOK	14,580,000	12/17/08	(12,871)
United States Dollar	8,000,126	NOK	46,012,000	12/17/08	(1,190,404)
United States Dollar	27,956,614	NOK	161,964,515	12/17/08	(3,986,058)
United States Dollar	62,724,348	NOK	361,860,000	12/17/08	(9,169,498)
United States Dollar	125,432	NOK	850,000	03/18/09	(246)
United States Dollar	740,263	NOK	5,170,000	03/18/09	21,158
United States Dollar	508,690	NZD	860,000	12/17/08	(10,544)
United States Dollar	1,912,425	NZD	2,920,000	12/17/08	(221,045)
United States Dollar	2,131,133	NZD	3,330,000	12/17/08	(202,265)
United States Dollar	3,947,352	NZD	6,200,000	12/17/08	(356,067)
United States Dollar	6,630,398	NZD	11,119,232	12/17/08	(189,700)
United States Dollar	23,209,900	NZD	35,000,000	12/17/08	(2,936,517)
United States Dollar	508,119	NZD	900,000	03/18/09	8,347
United States Dollar	1,325,883	NZD	2,400,000	03/18/09	51,360
United States Dollar	9,509	PEN	30,000	12/17/08	187
United States Dollar	749,750	PLN	2,253,000	11/21/08	63,350
United States Dollar	412,919	PLN	1,010,000	12/17/08	(49,027)
United States Dollar	1,596,996	PLN	4,168,000	12/17/08	(95,309)
United States Dollar	3,022,885	PLN	7,684,000	12/17/08	(254,419)
United States Dollar	944,882	RON	2,832,000	12/17/08	25,856
United States Dollar	1,945,210	RON	5,645,000	12/17/08	(10,247)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation) ($)
United States Dollar	4,935,402	RON	13,243,000	12/17/08	(396,035)
United States Dollar	11,090,984	RUB	287,544,000	12/17/08	(972,198)
United States Dollar	1,287,944	SAR	4,786,000	06/04/09	(19,150)
United States Dollar	1,597,493	SEK	11,518,760	11/13/08	(113,535)
United States Dollar	256,103	SEK	1,710,000	12/17/08	(35,973)
United States Dollar	2,426,009	SEK	17,020,000	12/17/08	(235,010)
United States Dollar	3,856,742	SEK	26,170,000	12/17/08	(487,856)
United States Dollar	7,387,303	SEK	50,000,000	12/17/08	(950,760)
United States Dollar	19,542,850	SEK	131,358,038	12/17/08	(2,633,017)
United States Dollar	36,674,786	SEK	252,680,000	12/17/08	(4,147,072)
United States Dollar	125,654	SEK	980,000	03/18/09	355
United States Dollar	14,556,621	SGD	20,738,000	12/17/08	(553,982)
United States Dollar	945,743	TRY	1,205,000	12/17/08	(178,048)
United States Dollar	2,457,817	TRY	3,166,000	12/17/08	(440,785)
United States Dollar	5,861,083	TRY	7,973,000	12/17/08	(781,553)
United States Dollar	7,088,099	TWD	211,390,000	12/17/08	(650,412)
United States Dollar	405,736	TWD	13,227,000	01/23/09	(2,443)
United States Dollar	2,688,921	ZAR	22,058,000	12/17/08	(458,619)
United States Dollar	6,715,359	ZAR	55,926,000	12/17/08	(1,060,636)
					(7,392,412)

Currency type abbreviations:

AED	United Arab Emirates Dieham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Columbian Peso
CZK	Czech Koruna
EUR	Euro
GBP	Great Britain Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nouveau Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Interest rate swaps(9)

			Rate type
	Notional amount (000)	Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
AUD	2,600	12/17/18	6.438	(16)	7.250		(116,046)	177,212	61,166
AUD	4,310	12/17/18	6.438	(16)	7.250		27,090	296,345	323,435
AUD	5,030	12/17/18	6.438	(16)	7.250		(158,194)	345,850	187,656
AUD	5,750	12/17/18	7.250		6.438	(16)	440,183	(395,356)	44,827
AUD	5,750	12/17/18	7.250		6.438	(16)	447,438	(395,356)	52,082
AUD	8,600	12/17/18	6.438	(16)	7.250		22,166	591,315	613,481
AUD	9,040	12/17/18	7.250		6.438	(16)	675,957	(621,568)	54,389
EUR	6,800	12/17/10	4.806	(17)	4.500		20,380	184,758	205,138
EUR	15,000	12/17/10	4.500		4.806	(17)	256,835	(407,554)	(150,719)
EUR	18,070	12/17/10	4.806	(17)	4.500		(66,933)	490,967	424,034
EUR	38,110	12/17/10	4.806	(17)	4.500		(232,207)	1,035,459	803,252
EUR	12,000	12/17/13	4.806	(17)	4.500		326,991	342,832	669,823
EUR	1,200	12/17/18	4.750		4.806	(17)	27,946	(31,686)	(3,740)
EUR	2,390	12/17/18	4.806	(17)	4.750		(44,081)	63,108	19,027
EUR	15,100	12/17/18	4.806	(17)	4.750		503,982	398,717	902,699
EUR	1,000	12/17/38	4.806	(17)	5.000		(71,683)	147,899	76,216
EUR	3,000	12/17/38	5.000		4.806	(17)	326,034	(443,697)	(117,663)
EUR	9,900	12/17/38	4.806	(17)	5.000		(468,153)	1,477,509	1,009,356
GBP	10	12/17/11	5.250		5.950	(18)	40	(503)	(463)
GBP	3,450	12/17/13	5.950	(18)	5.250		180,915	173,996	354,911
GBP	3,450	12/17/13	5.250		5.950	(18)	145,635	(173,996)	(28,361)
GBP	16,370	12/17/13	5.250		5.950	(18)	450,327	(825,598)	(375,271)
GBP	16,370	12/17/13	5.950	(18)	5.250		191,749	825,598	1,017,347
GBP	760	12/17/18	5.950	(18)	5.250		(61,225)	44,739	(16,486)
GBP	1,220	12/17/18	5.950	(18)	5.250		(100,791)	71,818	(28,973)
GBP	1,500	12/17/18	5.250		5.950	(18)	94,954	(88,301)	6,653
GBP	2,440	12/17/18	5.950	(18)	5.250		(211,318)	143,635	(67,683)
GBP	3,870	12/17/18	5.950	(18)	5.250		(347,319)	227,816	(119,503)
GBP	6,790	12/17/18	5.250		5.950	(18)	131,305	(399,708)	(268,403)
JPY	153,000	12/17/13	1.030	(19)	1.500		(25,507)	23,460	(2,047)
JPY	381,000	12/17/13	1.030	(19)	1.500		(32,065)	58,422	26,357
JPY	594,000	12/17/13	1.030	(19)	1.500		(49,636)	91,096	41,460
JPY	620,000	12/17/13	1.030	(19)	1.500		(44,357)	95,070	50,713
JPY	656,000	12/17/13	1.030	(19)	1.500		(50,127)	100,590	50,463
JPY	700,000	12/17/13	1.030	(19)	1.500		(44,876)	107,337	62,461
JPY	1,036,000	12/17/13	1.500		1.030	(19)	78,686	(158,858)	(80,172)
JPY	4,749,000	12/17/13	1.500		1.030	(19)	181,688	(728,204)	(546,516)
SEK	11,200	12/17/18	4.698	(20)	5.000		(31,488)	118,421	86,933
SEK	12,000	12/17/18	4.698	(20)	5.000		(38,698)	126,755	88,057
SEK	16,000	12/17/18	4.698	(20)	5.000		(150,979)	169,173	18,194
SEK	18,700	12/17/18	5.000		4.698	(20)	33,960	(197,526)	(163,566)
SEK	164,100	12/17/18	5.000		4.698	(20)	668,366	(1,735,079)	(1,066,713)
USD	1,400	12/17/13	4.250		3.026	(21)	20,207	(25,373)	(5,166)
USD	3,300	12/17/13	4.250		3.026	(21)	27,931	(51,425)	(23,494)
USD	4,800	12/17/13	4.250		3.026	(21)	63,277	(86,994)	(23,717)
USD	10,200	12/17/13	4.250		3.026	(21)	101,950	(158,951)	(57,001)
USD	10,200	12/17/13	4.250		3.026	(21)	108,639	(158,951)	(50,312)
USD	12,000	12/17/13	3.026	(21)	4.250		(72,636)	187,001	114,365
USD	21,900	12/17/13	4.250		3.026	(21)	99,727	(341,276)	(241,549)
USD	41,900	12/17/13	3.026	(21)	4.250		(292,005)	652,944	360,939
USD	5,800	12/17/15	4.500		3.026	(21)	68,893	(87,542)	(18,649)
USD	12,000	12/17/15	3.026	(21)	4.500		(126,466)	(181,121)	(307,587)
USD	1,100	12/17/18	3.026	(21)	4.750		9,455	23,846	33,301
USD	2,100	12/17/18	3.026	(21)	4.750		(17,894)	45,525	27,631
USD	3,300	12/17/18	3.026	(21)	4.750		(60,500)	71,539	11,039
USD	3,300	12/17/18	3.026	(21)	4.750		(55,000)	71,539	16,539
USD	3,900	12/17/18	3.026	(21)	4.750		62,362	84,546	146,908
USD	4,000	12/17/18	3.026	(21)	4.750		(133,164)	86,714	(46,450)
USD	4,000	12/17/18	3.026	(21)	4.750		(133,435)	86,714	(46,721)
USD	9,000	12/17/18	3.026	(21)	4.750		(175,554)	195,107	19,553
USD	19,900	12/17/18	3.026	(21)	4.750		(71,728)	431,402	359,674
USD	2,300	12/17/23	4.750		3.026	(21)	(54,543)	(55,603)	(110,146)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Interest rate swaps(9)  — (concluded)

			Rate type
	Notional amount (000)	Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
USD	3,300	12/17/23	3.026	(21)	4.750		7,013	79,778	86,791
USD	4,300	12/17/23	4.750		3.026	(21)	(141,187)	(103,954)	(245,141)
USD	5,400	12/17/23	4.750		3.026	(21)	(111,597)	(130,546)	(242,143)
USD	5,400	12/17/23	3.026	(21)	4.750		16,200	130,546	146,746
USD	5,400	12/17/23	3.026	(21)	4.750		14,175	130,546	144,721
USD	5,400	12/17/23	3.026	(21)	4.750		11,070	130,546	141,616
USD	5,400	12/17/23	3.026	(21)	4.750		19,575	130,546	150,121
USD	6,400	12/17/23	4.750		3.026	(21)	(132,128)	(154,721)	(286,849)
USD	6,900	12/17/23	3.026	(21)	4.750		(257,463)	166,809	(90,654)
USD	11,000	12/17/23	3.026	(21)	4.750		(215,306)	265,927	50,621
USD	31,800	12/17/23	4.750		3.026	(21)	(337,773)	(768,771)	(1,106,544)
USD	1,900	12/17/28	5.000		3.026	(21)	24,868	(128,582)	(103,714)
USD	3,200	12/17/28	5.000		3.026	(21)	79,096	(216,558)	(137,462)
USD	3,200	12/17/28	5.000		3.026	(21)	87,638	(216,558)	(128,920)
USD	3,600	12/17/28	5.000		3.026	(21)	(38,602)	(243,628)	(282,230)
USD	3,700	12/17/28	5.000		3.026	(21)	(74,186)	(250,395)	(324,581)
USD	3,700	12/17/28	5.000		3.026	(21)	192,927	(250,395)	(57,468)
USD	3,800	12/17/28	5.000		3.026	(21)	199,933	(257,163)	(57,230)
USD	8,300	12/17/28	5.000		3.026	(21)	65,177	(561,697)	(496,520)
USD	8,600	12/17/28	5.000		3.026	(21)	277,728	(582,000)	(304,272)
USD	1,300	12/17/38	5.000		3.026	(21)	9,471	(110,871)	(101,400)
							1,953,089	(824,593)	1,128,496

(16)	Rate based on 6 Month LIBOR (AUD on Interbank Offered Rate).
(17)	Rate based on 6 Month LIBOR (EUR on Interbank Offered Rate).
(18)	Rate based on 6 Month LIBOR (GBP on Interbank Offered Rate).
(19)	Rate based on 6 Month LIBOR (JPY on Interbank Offered Rate).
(20)	Rate based on 3 Month STIBOR (Stockholm Interbank Offered Rate).
(21)	Rate based on 3 Month LIBOR (London Interbank Offered Rate).

AUD	Australian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2008 (unaudited)

Credit default swaps(9)

		Notional		Rate type						Unrealized
Counterparty		amount (000)	Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received (made)	Value ($)	appreciation (depreciation)
JPMorgan Chase Bank	USD	9,000	06/20/13	1.550		0.000	(22)	27,653	230,998	258,651
Deutsche Bank AG	USD	10,000	06/20/13	1.550		0.000	(22)	34,329	256,665	290,994
Deutsche Bank AG	USD	10,000	06/20/13	1.550		0.000	(22)	82,903	256,665	339,568
Deutsche Bank AG	USD	13,000	06/20/13	1.550		0.000	(22)	213,934	333,664	547,598
Deutsche Morgan Grenfell	USD	1,500	08/25/37	0.000	(23)	0.090		776,276	(839,400)	(63,124)
Soloman Smith Barney	USD	1,500	08/25/37	0.000	(23)	0.090		761,276	(839,400)	(78,124)
Deutsche Morgan Grenfell	USD	1,500	08/25/37	0.000	(23)	0.090		772,526	(839,400)	(66,874)
Soloman Smith Barney	USD	1,500	08/25/37	0.000	(23)	0.090		772,526	(839,400)	(66,874)
Deutsche Morgan Grenfell	USD	2,000	08/25/37	0.000	(23)	0.090		464,875	(1,119,200)	(654,325)
Soloman Smith Barney	USD	3,000	08/25/37	0.000	(23)	0.090		1,545,053	(1,678,800)	(133,747)
Soloman Smith Barney	USD	4,500	08/25/37	0.000	(23)	0.090		2,295,079	(2,518,200)	(223,121)
								7,746,430	(7,595,808)	150,622

(22)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the CDX North America Investment Grade Index.
(23)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the bonds on the Asset Backed Securities Index.

USD	United States Dollar

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2008.

UBS PACE Select Advisors Trust

Each Portfolio (except UBS PACE Money Market Investments) calculates its net asset value based on the current market value for its portfolio securities. The Portfolios normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges (and certain related derivatives) may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. UBS PACE International Equity Investments, UBS PACE International Emerging Markets Equity Investments, UBS PACE Global Real Estate Securities Investments and UBS PACE Alternative Strategies Investments may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets (and certain related derivatives) in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value”, that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange (“NYSE”), the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments of the UBS PACE Money Market Investments Portfolio are valued using the amortized cost method of valuation. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

In September 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Funds’ assets. The Funds may hold securities which have been fair valued in accordance with the Funds’ fair valuation policy as of October 31, 2008, which may result in movement between level 1 and level 2.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Portfolios’ assets:

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

	Measurements at 10/31/08
Description	Quoted prices in active markets for identical assets (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Securities	—	715,554,926	—	715,554,926

UBS PACE Government Securities Fixed Income Investments

	Measurements at 10/31/08
Description	Quoted prices in active markets for identical assets (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Securities	—	975,085,733	—	975,085,733
Derivatives	1,099,019	—	—	1,099,019
Total	1,099,019	975,085,733	—	976,184,752
Liabilities
Securities sold short	—	35,330,112	—	35,330,112
Derivatives	—	2,696,319	—	2,696,319
Total	—	38,026,431	—	38,026,431

UBS PACE Intermediate Fixed Income Investments

	Measurements at 10/31/08
Description	Quoted prices in active markets for identical assets (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Securities	550,688	443,053,017	—	443,603,705
Derivatives	1,876,358	52,806	—	1,929,164
Total	2,427,046	443,105,823	—	445,532,869
Liabilities
Securities sold short	—	14,425,189	—	14,425,189

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

	Measurements at 10/31/08
Description	Quoted prices in active markets for identical assets (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Securities	2,145,449	743,724,501	1,577	745,871,527
Derivatives	1,096,597	—	—	1,096,597
Total	3,242,046	743,724,501	1,577	746,968,124
Liabilities
Securities sold short	—	68,520,492	—	68,520,492
Derivatives	1,129,589	5,770,107	—	6,899,696

The following is a rollforward of the Portfolio’s assets that were using unobservable inputs for the period:

Securities ($)
Assets
Beginning balance	—
Accrued discounts/(premiums)	—
Total gains or losses (realized/unrealized) included in earnings	—
Purchases, sales, issuances and settlements (net)	—
Transfers in and/or out of Level 3	1,577
Ending balance	1,577
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at 10/31/08	—

UBS PACE Municipal Fixed Income Investments

	Measurements at 10/31/08
Description	Quoted prices in active markets for identical assets (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Securities	—	312,980,514	—	312,980,514

UBS PACE Global Fixed Income Investments

	Measurements at 10/31/08
Description	Quoted prices in active markets for identical assets (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Securities	—	528,124,946	—	528,124,946
Derivatives	5,614,561	—	—	5,614,561
Total	5,614,561	528,124,946	—	533,739,507
Liabilities
Derivatives	—	18,303,555	—	18,303,555

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

	Measurements at 10/31/08
Description	Quoted prices in active markets for identical assets (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Securities	—	114,358,061	—	114,358,061
Liabilities
Derivatives	—	102,311	—	102,311

UBS PACE Large Co Value Equity Investments

	Measurements at 10/31/08
Description	Quoted prices in active markets for identical assets (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Securities	1,017,979,560	8,039,000	—	1,026,018,560

UBS PACE Large Co Growth Equity Investments

	Measurements at 10/31/08
Description	Quoted prices in active markets for identical assets (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Securities	887,312,832	51,992,906	—	939,305,738

UBS PACE Small/Medium Co Value Equity Investments

	Measurements at 10/31/08
Description	Quoted prices in active markets for identical assets (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Securities	328,265,523	19,833,871	—	348,099,394

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

	Measurements at 10/31/08
Description	Quoted prices in active markets for identical assets (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Securities	325,710,324	35,783,870	—	361,494,194

UBS PACE International Equity Investments

	Measurements at 10/31/08
Description	Quoted prices in active markets for identical assets (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Securities	17,534,768	732,333,139	—	749,867,907
Derivatives	—	48,745	—	48,745
Total	17,534,768	732,381,884	—	749,916,652
Liabilities
Derivatives	—	104,255	—	104,255

UBS PACE International Emerging Markets Equity Investments

	Measurements at 10/31/08
Description	Quoted prices in active markets for identical assets (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3)*($)	Total ($)
Assets
Securities	61,455,696	140,970,058	0	202,425,754
Liabilities
Derivatives	—	101	—	101

The following is a rollforward of the Portfolio’s assets that were using unobservable inputs for the period:

Securities ($)
Assets
Beginning balance	—
Accrued discounts/(premiums)	—
Total gains or losses (realized/unrealized) included in earnings	—
Purchases, sales, issuances and settlements (net)	—
Transfers in and/or out of Level 3	—
Ending balance	0
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at 10/31/08	0

* Security categorized as Level 3 has a value of $0.

UBS PACE Global Real Estate Securities Investments

	Measurements at 10/31/08
Description	Quoted prices in active markets for identical assets (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Securities	20,802,766	25,663,499	—	46,466,265
Derivatives	—	140	—	140
Total	20,802,766	25,663,639	—	46,466,405

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

	Measurements at 10/31/08
Description	Quoted prices in active markets for identical assets (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Securities	159,751,752	454,047,015	—	613,798,767
Derivatives	—	1,279,118	—	1,279,118
Total	159,751,752	455,326,133	—	615,077,885
Liabilities
Securities sold short	57,789,982	56,912,610	—	114,702,592
Derivatives	11,263,139	7,398,466	—	18,661,605

Item 2.  Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)        The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)         Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS PACE Select Advisors Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	December 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	December 30, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	December 30, 2008